FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04149
                                   ---------

                      FRANKLIN TAX-FREE TRUST
                      -----------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          ----------------------------------------------
     (Address of principal executive offices) (Zip code)

   CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
   -------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  2/28
                          ----

Date of reporting period: 11/30/07
                          --------



Item 1. Schedule of Investments.


Franklin Tax-Free Trust

QUARTERLY STATEMENTS OF INVESTMENTS
NOVEMBER 30, 2007

--------------------------------------------------------------------------------

CONTENTS

Franklin Alabama Tax-Free Income Fund .....................................    3

Franklin Arizona Tax-Free Income Fund .....................................    7

Franklin Colorado Tax-Free Income Fund ....................................   13

Franklin Connecticut Tax-Free Income Fund .................................   18

Franklin Double Tax-Free Income Fund ......................................   22

Franklin Federal Intermediate-Term Tax-Free Income Fund ...................   26

Franklin Federal Limited-Term Tax-Free Income Fund ........................   36

Franklin Florida Insured Tax-Free Income Fund .............................   40

Franklin Florida Tax-Free Income Fund .....................................   43

Franklin Georgia Tax-Free Income Fund .....................................   51

Franklin High Yield Tax-Free Income Fund ..................................   55

Franklin Insured Tax-Free Income Fund .....................................   81

Franklin Kentucky Tax-Free Income Fund ....................................   96

Franklin Louisiana Tax-Free Income Fund ...................................  100

Franklin Maryland Tax-Free Income Fund ....................................  104

Franklin Massachusetts Insured Tax-Free Income Fund .......................  108

Franklin Michigan Insured Tax-Free Income Fund ............................  112

Franklin Minnesota Insured Tax-Free Income Fund ...........................  120

Franklin Missouri Tax-Free Income Fund ....................................  126

Franklin New Jersey Tax-Free Income Fund ..................................  131

Franklin North Carolina Tax-Free Income Fund ..............................  139

Franklin Ohio Insured Tax-Free Income Fund ................................  145

Franklin Oregon Tax-Free Income Fund ......................................  157

Franklin Pennsylvania Tax-Free Income Fund ................................  164

Franklin Virginia Tax-Free Income Fund ....................................  171

Selected Portfolio Abbreviations ..........................................  176

Notes to Statements of Investments ........................................  177

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                        FRANKLIN o Templeton o Mutual Series


                                         Quarterly Statements of Investments | 1

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Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2007 (UNAUDITED)

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                                                                                                      PRINCIPAL
  FRANKLIN ALABAMA TAX-FREE INCOME FUND                                                                 AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 99.6%
  MUNICIPAL BONDS 99.6%
  ALABAMA 90.7%
  Alabama Building Renovation Finance Authority Revenue, Refunding, AMBAC Insured, 5.625%,
    9/01/24 .....................................................................................   $   2,500,000   $     2,638,400
  Alabama Drinking Water Finance Authority Revenue, Revolving Fund Loan, Series A,
    AMBAC Insured, 5.25%, 8/15/24 ...............................................................       1,755,000         1,837,450
  Alabama State Docks Department Docks Facilities Revenue, MBIA Insured, Pre-Refunded,
    5.50%, 10/01/22 .............................................................................       1,000,000         1,037,620
  Alabama Water Pollution Control Authority Revenue, Revolving Fund Loan, Series A,
    AMBAC Insured, 5.00%, 8/15/23 ...............................................................       4,435,000         4,592,487
  Alabaster GO, wts., AMBAC Insured, Pre-Refunded, 5.00%, 9/01/24 ...............................       3,470,000         3,694,093
  Alabaster Sewer Revenue, AMBAC Insured, 5.00%, 4/01/29 ........................................       2,055,000         2,118,849
  Athens GO, wts., XLCA Insured, 5.00%, 2/01/36 .................................................       2,560,000         2,618,342
  Auburn GO, Refunding, FSA Insured, 5.00%, 1/01/24 .............................................       1,500,000         1,534,200
  Auburn University General Fee Revenue,
     AMBAC Insured, 5.00%, 6/01/34 ..............................................................       2,000,000         2,051,200
   a Auburn University, FSA Insured, 5.00%, 6/01/38 .............................................       8,000,000         8,356,400
  Auburn University Revenues, Athletic, Series A, FSA Insured, 5.00%, 4/01/32 ...................       2,000,000         2,063,260
  Baldwin County Eastern Shore Health Care Authority Hospital Revenue, Pre-Refunded, 5.75%,
    4/01/27 .....................................................................................       1,000,000         1,027,460
  Bessemer GO, wts., XLCA Insured, 5.00%, 2/01/35 ...............................................       1,990,000         2,057,182
  Birmingham GO, Capital Improvement, Series B, AMBAC Insured, Pre-Refunded, 5.00%,
    12/01/32 ....................................................................................       5,000,000         5,388,050
  Birmingham Southern College Private Educational Building Authority Tuition Revenue,
    Refunding, 5.35%, 12/01/19 ..................................................................       1,000,000         1,001,560
  Butler County Public Education Cooperative District, Series A, XLCA Insured, 5.00%,
    7/01/37 .....................................................................................       9,025,000         9,372,553
  Central Elmore Water and Sewer Authority Revenue, Water, MBIA Insured, 5.00%, 1/01/29 .........       4,290,000         4,439,592
  Clarke and Mobile Counties Gas District Revenue, AMBAC Insured, Pre-Refunded, 5.875%,
    12/01/23 ....................................................................................       4,000,000         4,280,480
  Coffee County PBA, Building Revenue, MBIA Insured, 5.00%, 9/01/27 .............................       2,145,000         2,216,085
  Cullman and Jefferson Counties Gas District Gas Revenue, MBIA Insured, 5.85%, 7/01/24 .........       2,000,000         2,166,160
  DCH Health Care Authority Health Care Facilities Revenue, 5.125%, 6/01/36 .....................       7,000,000         7,026,250
  Etowah County Board of Education Special Tax, School wts., FSA Insured, 5.00%,
     9/01/24 ....................................................................................       4,235,000         4,397,158
     9/01/28 ....................................................................................       2,000,000         2,064,240
     9/01/33 ....................................................................................       2,500,000         2,571,350
  Fairfield GO, wts., Refunding, AMBAC Insured, 5.00%, 2/01/29 ..................................       1,500,000         1,545,540
  Fairfield IDB Environmental Improvement Revenue, USX Corp. Project, Refunding, 5.45%,
    9/01/14 .....................................................................................       2,000,000         2,047,240
  Florence Electric Revenue, wts., FSA Insured, 5.25%, 6/01/19 ..................................       1,415,000         1,461,964
  Franklin County GO, wts., Series B, AMBAC Insured, 5.125%, 10/01/33 ...........................       2,000,000         2,075,720
  Gulf Shores GO, wts., AMBAC Insured, 6.00%, 9/01/21 ...........................................         770,000           774,743
  Houston County Health Care Authority Revenue,
     AMBAC Insured, Pre-Refunded, 6.125%, 10/01/25 ..............................................       1,000,000         1,060,940
     AMBAC Insured, Pre-Refunded, 6.25%, 10/01/30 ...............................................       3,150,000         3,348,891
     Series A, AMBAC Insured, 5.25%, 10/01/30 ...................................................       5,000,000         5,245,950


                                         Quarterly Statements of Investments | 3

Franklin Tax-Free Trust

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                                                                                                      PRINCIPAL
  FRANKLIN ALABAMA TAX-FREE INCOME FUND                                                                 AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  ALABAMA (CONTINUED)
  Huntsville Capital Improvement GO, Series A, AMBAC Insured, 5.00%, 2/01/23 ....................   $   1,000,000   $     1,035,280
  Huntsville Health Care Authority Revenue, Series A, MBIA Insured,
     5.00%, 6/01/24 .............................................................................       1,100,000         1,144,561
     Pre-Refunded, 5.40%, 6/01/22 ...............................................................       4,000,000         4,413,480
     Pre-Refunded, 5.50%, 6/01/27 ...............................................................       3,820,000         4,230,535
  Huntsville PBA Lease Revenue,
     Municipal Justice and Public, Refunding and Improvement, MBIA Insured, 5.00%,
       10/01/33 .................................................................................       8,000,000         8,252,080
     Municipal Justice and Public Safety Center, MBIA Insured, Pre-Refunded, 5.00%,
       10/01/25 .................................................................................       5,000,000         5,418,550
     Municipal Justice and Public Safety Center, MBIA Insured, Pre-Refunded, 5.00%,
       10/01/29 .................................................................................       4,000,000         4,334,840
  Jacksonville State University Revenue, Tuition and Fee, MBIA Insured, 5.00%, 12/01/22 .........       3,000,000         3,100,950
  Jefferson County Limited Obligation School wts. Revenue, Series A, 5.00%, 1/01/24 .............       2,000,000         2,074,060
  Jefferson County Sewer Revenue,
     Capital Improvement wts., Series A, FGIC Insured, Pre-Refunded, 5.375%, 2/01/36 ............       6,000,000         6,205,140
     wts., ETM, 7.50%, 9/01/13 ..................................................................         200,000           217,878
  Lauderdale County and Florence Health Care Authority Revenue, Coffee Health Group, Series A,
    MBIA Insured,
     5.625%, 7/01/21 ............................................................................       3,000,000         3,204,150
     5.375%, 7/01/29 ............................................................................       3,095,000         3,177,234
     Pre-Refunded, 5.375%, 7/01/29 ..............................................................       1,905,000         1,985,810
  Limestone County Water and Sewer Authority Water Revenue, AMBAC Insured, 5.00%,
     12/01/29 ...................................................................................       1,540,000         1,591,990
     12/01/31 ...................................................................................       3,910,000         4,025,853
  Madison County Board of Education Capital Outlay GO, Tax Anticipation wts., Series A,
    AMBAC Insured, 5.00%, 9/01/34 ...............................................................       1,000,000         1,029,310
  Madison GO, wts.,
     AMBAC Insured, Pre-Refunded, 5.35%, 2/01/26 ................................................       2,410,000         2,583,038
     Refunding, XLCA Insured, 4.75%, 12/01/36 ...................................................       2,455,000         2,451,146
  Madison Water and Wastewater Board Water and Sewer Revenue, Refunding, Series A,
    XLCA Insured, 4.75%, 12/01/31 ...............................................................       8,485,000         8,540,492
  Marshall County Health Care Authority GO, Refunding, AMBAC Insured, 4.75%, 2/01/33 ............       3,000,000         2,986,740
  Marshall County Health Care Authority Hospital Revenue, Series A, 5.75%, 1/01/32 ..............       2,170,000         2,246,948
  Mobile County Board School Commissioners GO, Capital Outlay wts., Series B, AMBAC Insured,
     5.10%, 3/01/22 .............................................................................       2,265,000         2,393,426
     5.125%, 3/01/31 ............................................................................       8,230,000         8,702,978
  Morgan County GO, wts., AMBAC Insured, 5.00%, 4/01/29 .........................................       1,975,000         2,036,363
  Moulton Water Works Board Water Revenue, MBIA Insured, 5.375%, 1/01/32 ........................       1,935,000         2,011,510
  Muscle Shoals GO, wts., MBIA Insured, Pre-Refunded, 5.50%, 8/01/30 ............................       2,150,000         2,314,368
  Orange Beach Water Sewer and Fire Protection Authority Revenue, MBIA Insured, 5.00%,
    5/15/35 .....................................................................................       2,000,000         2,049,900
  Oxford GO, School wts., AMBAC Insured, Pre-Refunded, 6.00%, 5/01/30 ...........................       4,275,000         4,520,470
  Sheffield GO, wts., AMBAC Insured, 5.125%, 5/01/33 ............................................       2,610,000         2,702,577
  St. Clair County Board of Education wts., Tax Anticipation wts.,
     Refunding, Series C, FSA Insured, 5.85%, 2/01/29 ...........................................       1,530,000         1,586,763
     Series C, FSA Insured, Pre-Refunded, 5.85%, 2/01/29 ........................................       3,285,000         3,414,889


4 | Quarterly Statements of Investments

Franklin Tax-Free Trust

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                                                                                                      PRINCIPAL
  FRANKLIN ALABAMA TAX-FREE INCOME FUND                                                                 AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  ALABAMA (CONTINUED)
  Sylacauga GO, wts., AMBAC Insured, Pre-Refunded, 5.50%, 6/01/25 ...............................   $   1,700,000   $     1,824,236
  Tallassee GO, Water Gas and Sewer wts., AMBAC Insured, Pre-Refunded, 5.25%, 5/01/31 ...........       1,135,000         1,181,887
  Troy Public Educational Building Authority Dormitory Revenue, Troy University Housing LLC
    Project, Series A, CIFG Insured, 5.00%, 9/01/32 .............................................       5,000,000         5,153,150
  Troy State University Student Fee Revenue, MBIA Insured, 5.00%, 11/01/21 ......................       2,215,000         2,307,676
  Trussville GO, wts., Series A, FGIC Insured, 5.00%, 10/01/36 ..................................       4,740,000         4,875,611
  University of Alabama at Birmingham Hospital Revenue, Refunding, Series A, AMBAC Insured,
    5.00%, 9/01/41 ..............................................................................      10,000,000        10,154,900
  University of Alabama General Revenue, Series A, MBIA Insured, 5.00%, 7/01/29 .................       1,000,000         1,029,290
  University of Montevallo Revenue, FSA Insured, Pre-Refunded, 5.30%, 5/01/22 ...................       1,940,000         2,085,209
  University of North Alabama Revenue,
     General Fee, Series A, FSA Insured, 5.375%, 11/01/17 .......................................       4,395,000         4,551,242
     Student Housing, FGIC Insured, 5.00%, 11/01/29 .............................................       2,995,000         3,082,724
  Valley Special Care Facilities Financing Authority Revenue, Lanier Memorial Hospital, Series A,
    5.65%, 11/01/22 .............................................................................       3,465,000         3,477,821
  Warrior River Water Authority Water Revenue, FSA Insured,
     5.40%, 8/01/29 .............................................................................       4,250,000         4,418,640
     5.50%, 8/01/34 .............................................................................       4,735,000         4,933,160
                                                                                                                    ----------------
                                                                                                                        253,170,264
                                                                                                                    ----------------
  U.S. TERRITORIES 8.9%
  PUERTO RICO 7.4%
  Puerto Rico Commonwealth GO, Public Improvement,
     FSA Insured, Pre-Refunded, 5.25%, 7/01/27 ..................................................       1,495,000         1,598,170
     FSA Insured, Pre-Refunded, 5.125%, 7/01/30 .................................................       1,885,000         2,007,186
     Refunding, FSA Insured, 5.25%, 7/01/27 .....................................................       1,005,000         1,040,306
     Refunding, FSA Insured, 5.125%, 7/01/30 ....................................................       1,115,000         1,145,495
     Series A, 5.125%, 7/01/31 ..................................................................       3,550,000         3,578,045
     Series A, Pre-Refunded, 5.125%, 7/01/31 ....................................................       1,450,000         1,542,974
  Puerto Rico Electric Power Authority Power Revenue, Series II, FSA Insured, Pre-Refunded,
    5.125%, 7/01/26 .............................................................................       5,000,000         5,438,350
  Puerto Rico PBA Guaranteed Revenue, Government Facilities,
     Refunding, Series D, 5.25%, 7/01/27 ........................................................         760,000           773,862
     Refunding, Series G, 5.00%, 7/01/26 ........................................................       1,000,000         1,009,310
     Series D, Pre-Refunded, 5.25%, 7/01/27 .....................................................       2,305,000         2,492,212
                                                                                                                    ----------------
                                                                                                                         20,625,910
                                                                                                                    ----------------
  VIRGIN ISLANDS 1.5%
  Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A, 5.50%,
     10/01/13 ...................................................................................       1,700,000         1,737,468
     10/01/22 ...................................................................................       2,300,000         2,334,408
                                                                                                                    ----------------
                                                                                                                          4,071,876
                                                                                                                    ----------------
  TOTAL U.S. TERRITORIES ........................................................................                        24,697,786
                                                                                                                    ----------------
  TOTAL LONG TERM INVESTMENTS (COST $267,649,433) ...............................................                       277,868,050
                                                                                                                    ----------------


                                         Quarterly Statements of Investments | 5

Franklin Tax-Free Trust

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                                                                                                      PRINCIPAL
  FRANKLIN ALABAMA TAX-FREE INCOME FUND                                                                 AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS 0.2%
  MUNICIPAL BONDS 0.2%
  ALABAMA 0.2%
b Jefferson County Sewer Revenue, wts., Refunding,
     Series B-2, XLCA Insured, Weekly VRDN and Put, 3.61%, 2/01/42 ..............................   $     200,000   $       200,000
     Sub Series B-5, XLCA Insured, Weekly VRDN and Put, 3.61%, 2/01/42 ..........................         400,000           400,000
                                                                                                                    ----------------
  TOTAL SHORT TERM INVESTMENTS (COST $600,000) ..................................................                           600,000
                                                                                                                    ----------------
  TOTAL INVESTMENTS (COST $268,249,433) 99.8% ...................................................                       278,468,050
  OTHER ASSETS, LESS LIABILITIES 0.2% ...........................................................                           652,818
                                                                                                                    ----------------
  NET ASSETS 100.0% .............................................................................                   $   279,120,868
                                                                                                                    ================

See Selected Portfolio Abbreviations on page 176.

a A portion or all of the security purchased on a when-issued or delayed delivery basis.

b Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


6 | See Notes to Statements of Investments.
  | Quarterly Statements of Investments

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN ARIZONA TAX-FREE INCOME FUND                                                                 AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 98.0%
  MUNICIPAL BONDS 98.0%
  ARIZONA 80.9%
  Arizona Health Facilities Authority Hospital System Revenue,
     John C. Lincoln Health Network, Pre-Refunded, 5.75%, 12/01/32 ..............................   $   3,280,000   $     3,655,462
     Phoenix Baptist Hospital, MBIA Insured, ETM, 6.25%, 9/01/11 ................................       1,070,000         1,108,755
  Arizona Health Facilities Authority Revenue,
     Catholic Healthcare West, Series A, 6.625%, 7/01/20 ........................................       6,390,000         6,981,650
     Series A, 5.00%, 1/01/24 ...................................................................       6,000,000         6,176,160
  Arizona School Facilities Board Revenue, State School Improvement, Pre-Refunded, 5.00%,
    7/01/19 .....................................................................................       2,000,000         2,117,800
  Arizona State Board of Regents COP, University of Arizona Main Campus, Series A-1,
    AMBAC Insured, Pre-Refunded, 5.125%, 6/01/25 ................................................       2,000,000         2,123,420
  Arizona State Municipal Financing Program COP, Refunding, Series 14, AMBAC Insured,
    5.00%, 8/01/33 ..............................................................................       1,000,000         1,022,420
  Arizona State University COP,
     Arizona State University Project, Series 2002, MBIA Insured, Pre-Refunded, 5.10%,
       7/01/24 ..................................................................................       1,875,000         2,017,106
     Arizona State University Project, Series 2002, MBIA Insured, Pre-Refunded, 5.10%,
       7/01/25 ..................................................................................       2,640,000         2,840,086
     Downtown Campus/Mercado Project, Series A, MBIA Insured, 5.80%, 7/01/24 ....................       1,350,000         1,352,309
     Research Infrastructure Projects, AMBAC Insured, 5.00%, 9/01/30 ............................      17,250,000        17,765,602
  Arizona State University Revenues,
     FGIC Insured, 5.00%, 7/01/23 ...............................................................       2,890,000         2,985,197
     FGIC Insured, 5.00%, 7/01/25 ...............................................................       2,250,000         2,314,665
     System, FGIC Insured, Pre-Refunded, 5.875%, 7/01/25 ........................................       1,000,000         1,050,340
     System, Refunding, AMBAC Insured, 5.00%, 7/01/27 ...........................................       1,895,000         1,974,931
  Arizona Student Loan Acquisition Authority Student Loan Revenue,
     junior sub., Refunding, Series B-1, 6.15%, 5/01/29 .........................................       1,000,000         1,040,660
     Refunding, Senior Series A-1, 5.90%, 5/01/24 ...............................................       1,500,000         1,564,590
  Arizona Tourism and Sports Authority Tax Revenue, Multipurpose Stadium Facility, Series A,
    MBIA Insured, 5.00%, 7/01/28 ................................................................       7,000,000         7,191,380
  Douglas Community Housing Corp. MFR, Rancho La Perilla, Series A, GNMA Secured,
    6.125%, 7/20/41 .............................................................................       2,230,000         2,303,858
  Downtown Phoenix Hotel Corp. Revenue,
     Senior Series A, FGIC Insured, 5.00%, 7/01/40 ..............................................      26,485,000        26,835,132
     Sub Series B, FGIC Insured, 5.00%, 7/01/36 .................................................      18,995,000        19,386,297
     Sub Series B, FGIC Insured, 5.00%, 7/01/40 .................................................      12,845,000        13,040,501
  Gilbert Water Resource Municipal Property Corp. Water System Development Fee Water
    Revenue, sub. lien, MBIA Insured, 5.00%, 10/01/29 ...........................................      25,000,000        25,961,750
  Glendale IDA Hospital Revenue, John C. Lincoln Health, Refunding,
     5.00%, 12/01/32 ............................................................................       4,025,000         3,784,546
     5.00%, 12/01/42 ............................................................................      12,870,000        11,819,293
     Series B, 5.00%, 12/01/37 ..................................................................       3,000,000         2,789,130
  Glendale IDAR, Midwestern University,
     Refunding, 5.00%, 5/15/31 ..................................................................       7,080,000         7,196,537
     Series A, 5.375%, 5/15/28 ..................................................................       8,000,000         8,117,680
     Series A, MBIA Insured, 5.375%, 5/15/28 ....................................................       1,050,000         1,068,764


                                         Quarterly Statements of Investments | 7

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN ARIZONA TAX-FREE INCOME FUND                                                                 AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  ARIZONA (CONTINUED)
  Glendale Municipal Property Corp. Excise Tax Revenue, Series A, AMBAC Insured, 5.00%,
    7/01/33 .....................................................................................   $   1,000,000   $     1,026,350
  Glendale Water and Sewer Revenue, sub. lien, AMBAC Insured, 5.00%, 7/01/23 ....................       2,000,000         2,078,700
  Goodyear Community Facilities General District No. 1 GO, MBIA Insured, 5.20%,
    7/15/25 .....................................................................................       1,500,000         1,554,795
  Goodyear Community Facilities Utilities District No. 1 GO,
     AMBAC Insured, 5.00%, 7/15/32 ..............................................................       8,945,000         9,255,123
     MBIA Insured, 5.20%, 7/15/25 ...............................................................       1,000,000         1,036,530
  Greater Arizona Development Authority Infrastructure Revenue, Series A, MBIA Insured,
    5.00%, 8/01/26 ..............................................................................       4,425,000         4,584,079
  Marana Municipal Property Corp. Municipal Facilities Revenue, Refunding, MBIA Insured,
    5.25%, 7/01/22 ..............................................................................       1,100,000         1,122,198
  Maricopa County GO, USD No. 41, Gilbert,
     6.25%, 7/01/15 .............................................................................         160,000           162,539
     Pre-Refunded, 6.25%, 7/01/15 ...............................................................       1,840,000         1,870,875
  Maricopa County Hospital Revenue, Sun Health Corp.,
     5.30%, 4/01/29 .............................................................................       7,095,000         7,014,046
     Refunding, 5.00%, 4/01/35 ..................................................................      12,090,000        11,223,510
  Maricopa County IDA,
     MFHR, Senior National Health Facilities II, Project A, FSA Insured, ETM, 5.50%,
       1/01/18 ..................................................................................       2,000,000         2,232,320
     MFHR, Villas de Merced Apartment Project, Series A, GNMA Secured, 5.50%,
       12/20/37 .................................................................................         570,000           571,060
     MFHR, Western Groves Apartments, Series A-1, AMBAC Insured, 5.30%, 12/01/22 ................       1,650,000         1,672,506
     SFMR, GNMA Secured, 6.25%, 12/01/30 ........................................................          30,000            30,602
  Maricopa County IDA Health Facility Revenue,
     Catholic Healthcare West, Refunding, Series A, 5.375%, 7/01/23 .............................       7,000,000         7,256,200
     Catholic Healthcare West, Refunding, Series A, 5.50%, 7/01/26 ..............................      12,250,000        12,748,942
     Catholic Healthcare West, Refunding, Series A, 5.25%, 7/01/32 ..............................      10,000,000        10,226,100
     Catholic Healthcare West Project, Refunding, Series A, 5.00%, 7/01/16 ......................       9,515,000         9,664,290
     Catholic Healthcare West Project, Refunding, Series A, ACA Insured, 5.00%, 7/01/16 .........       1,680,000         1,706,359
     Catholic Healthcare West Project, Refunding, Series A, ACA Insured, 5.00%, 7/01/21 .........       9,600,000         9,670,944
     Mayo Clinic, 5.00%, 11/15/36 ...............................................................      25,750,000        25,890,080
  Maricopa County IDA Hospital Facility Revenue,
     Mayo Clinic Hospital, 5.25%, 11/15/37 ......................................................      16,000,000        16,196,160
     Mayo Clinic Hospital, AMBAC Insured, 5.25%, 11/15/37 .......................................       3,000,000         3,044,910
     Samaritan Health Services, Series A, MBIA Insured, ETM, 7.00%, 12/01/16 ....................       1,890,000         2,281,438
  Maricopa County IDA Senior Living Healthcare Revenue, Immanuel Care, Refunding, Series A,
    GNMA Secured, 5.00%, 8/20/35 ................................................................       1,725,000         1,734,108
  Maricopa County PCC, PCR, Public Service Co. Palo Verde Project, Series A, AMBAC Insured,
    5.05%, 5/01/29 ..............................................................................      11,500,000        11,820,965
  Mesa Utility System Revenue,
     FGIC Insured, 5.00%, 7/01/21 ...............................................................       5,000,000         5,294,500
     MBIA Insured, Pre-Refunded, 5.00%, 7/01/26 .................................................      10,000,000        10,910,400
     MBIA Insured, Pre-Refunded, 5.00%, 7/01/27 .................................................      10,500,000        11,455,920
     MBIA Insured, Pre-Refunded, 5.00%, 7/01/28 .................................................      11,000,000        12,001,440
     Refunding, Second Series, FGIC Insured, 4.50%, 7/01/28 .....................................      10,000,000         9,880,700


8 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN ARIZONA TAX-FREE INCOME FUND                                                                 AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  ARIZONA (CONTINUED)
  Nogales Municipal Development Authority Inc. GO, MBIA Insured, 5.00%, 6/01/36 .................   $   6,075,000   $     6,270,007
  Northern Arizona University COP,
     AMBAC Insured, 5.00%, 9/01/30 ..............................................................       6,360,000         6,550,100
     Northern Arizona University Research Projects, AMBAC Insured, 5.00%, 9/01/27 ...............       2,355,000         2,443,548
  Northern Arizona University System Revenues, AMBAC Insured, 5.00%, 6/01/32 ....................       7,380,000         7,662,433
  Peoria Water and Sewer Revenue, FGIC Insured, 5.00%, 7/01/19 ..................................       1,300,000         1,320,969
  Phoenix Airport Revenue,
     Refunding, Series B, MBIA Insured, 6.20%, 7/01/10 ..........................................         700,000           700,840
     Refunding, Series C, MBIA Insured, 6.30%, 7/01/10 ..........................................       1,680,000         1,682,066
     Refunding, Series C, MBIA Insured, 6.40%, 7/01/11 ..........................................       1,785,000         1,787,160
     Refunding, Series C, MBIA Insured, 6.40%, 7/01/12 ..........................................         570,000           570,690
     Series D, MBIA Insured, 6.30%, 7/01/10 .....................................................       1,800,000         1,802,214
     Series D, MBIA Insured, 6.40%, 7/01/11 .....................................................       3,825,000         3,829,628
     Series D, MBIA Insured, 6.40%, 7/01/12 .....................................................         820,000           820,992
  Phoenix Civic Improvement Corp. Airport Revenue, senior lien, Series B, FGIC Insured,
    5.25%,
     7/01/22 ....................................................................................       3,000,000         3,096,960
     7/01/23 ....................................................................................       5,000,000         5,149,100
     7/01/27 ....................................................................................      15,250,000        15,584,585
  Phoenix Civic Improvement Corp. Distribution Revenue, Capital Appreciation, Civic Plaza,
    Series B, FGIC Insured, zero cpn. to 7/01/13, 5.50% thereafter,
     7/01/27 ....................................................................................       3,945,000         3,344,019
     7/01/28 ....................................................................................       2,000,000         1,697,080
     7/01/29 ....................................................................................       2,000,000         1,698,180
     7/01/36 ....................................................................................       5,000,000         4,258,500
     7/01/37 ....................................................................................       7,000,000         5,975,410
  Phoenix Civic Improvement Corp. Excise Tax Revenue,
     Adams Street Garage Project, senior lien, Series B, 5.35%, 7/01/24 .........................       2,985,000         3,111,445
     Municipal Courthouse Project, senior lien, Series A, 5.375%, 7/01/29 .......................      18,310,000        19,092,569
     Subordinated, Civic Plaza Expansion Project, Series A, FGIC Insured, 5.00%, 7/01/35 ........      12,000,000        12,396,600
  Phoenix Civic Improvement Corp. Wastewater System Revenue, junior lien,
     FGIC Insured, Pre-Refunded, 6.00%, 7/01/19 .................................................       3,000,000         3,233,400
     FGIC Insured, Pre-Refunded, 6.00%, 7/01/20 .................................................       3,670,000         3,955,526
     FGIC Insured, Pre-Refunded, 6.00%, 7/01/24 .................................................      24,715,000        26,637,827
     MBIA Insured, 5.00%, 7/01/28 ...............................................................       2,000,000         2,068,940
     MBIA Insured, 5.00%, 7/01/29 ...............................................................       3,405,000         3,518,421
     Refunding, FGIC Insured, 5.00%, 7/01/20 ....................................................       9,710,000        10,059,366
     Refunding, FGIC Insured, 5.125%, 7/01/21 ...................................................      10,000,000        10,377,500
     Refunding, FGIC Insured, 5.00%, 7/01/24 ....................................................       7,050,000         7,244,509
  Phoenix Civic Improvement Corp. Water System Revenue, junior lien, Refunding,
    FGIC Insured, 5.00%, 7/01/26 ................................................................       3,250,000         3,344,770
  Phoenix GO, Various Purpose,
     Series A, 4.50%, 7/01/25 ...................................................................      15,000,000        15,139,050
     Series B, 5.00%, 7/01/27 ...................................................................       8,360,000         8,870,880
  Phoenix HFC Mortgage Revenue, Section 8 Project, Refunding, Series A, MBIA Insured,
    6.90%, 1/01/23 ..............................................................................       1,110,000         1,110,733


                                         Quarterly Statements of Investments | 9

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN ARIZONA TAX-FREE INCOME FUND                                                                 AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  ARIZONA (CONTINUED)
  Phoenix IDA, SFMR, Series 1B, GNMA Secured, 6.20%, 6/01/22 ....................................   $      10,000   $        10,068
  Phoenix IDA Government Office Lease Revenue,
     Capitol Mall LLC II Project, AMBAC Insured, 5.00%, 9/15/21 .................................       4,300,000         4,453,596
     Capitol Mall LLC II Project, AMBAC Insured, 5.00%, 9/15/28 .................................       4,000,000         4,093,960
     Capitol Mall LLC II Project, Refunding, AMBAC Insured, 5.00%, 9/15/26 ......................       3,445,000         3,581,973
     Capitol Mall Project, AMBAC Insured, Pre-Refunded, 5.375%, 9/15/22 .........................       2,000,000         2,110,820
     Capitol Mall Project, AMBAC Insured, Pre-Refunded, 5.50%, 9/15/27 ..........................      22,300,000        23,609,010
     Capitol Mall Project, Refunding, AMBAC Insured, 5.00%, 9/15/27 .............................       4,615,000         4,789,262
  Phoenix IDA Hospital Revenue, Series B, Connie Lee Insured, Pre-Refunded, 5.75%,
    12/01/16 ....................................................................................       3,500,000         3,570,000
  Phoenix IDA Student Housing Revenue, Downtown Phoenix Student LLC,
     Series A, AMBAC Insured, 5.00%, 7/01/37 ....................................................      18,400,000        19,050,624
     Series C, AMBAC Insured, 5.00%, 7/01/37 ....................................................      10,000,000        10,353,600
  Phoenix Municipal Housing Revenue, Fillmore Gardens Project, Refunding, 6.30%,
    6/01/09 .....................................................................................         700,000           705,642
  Pima County IDA, SFMR,
     Refunding, Series A, 7.625%, 2/01/12 .......................................................          40,000            40,021
     Series B-1, GNMA Secured, 6.10%, 5/01/31 ...................................................          30,000            30,263
  Salt River Project Agricultural Improvement and Power District Electric System Revenue,
    Salt River Project, Refunding, Series A, 5.00%,
     1/01/23 ....................................................................................       6,000,000         6,258,840
     1/01/31 ....................................................................................       1,375,000         1,418,395
     1/01/35 ....................................................................................      20,500,000        21,341,525
  Salt Verde Financial Corp. Senior Gas Revenue, 5.00%,
     12/01/32 ...................................................................................      10,000,000         9,681,200
     12/01/37 ...................................................................................      10,000,000         9,580,700
  San Luis Civic Improvement Corp. Municipal Facilities Excise Tax Revenue, XLCA Insured,
    5.00%, 7/01/38 ..............................................................................       8,650,000         8,896,698
  Scottsdale GO, Refunding, 5.00%, 7/01/22 ......................................................       3,000,000         3,137,130
  Scottsdale IDA Hospital Revenue, Scottsdale Healthcare, Pre-Refunded,
     5.70%, 12/01/21 ............................................................................       2,000,000         2,186,940
     5.80%, 12/01/31 ............................................................................      14,865,000        16,309,432
  Scottsdale Municipal Property Corp. Excise Tax Revenue, Pre-Refunded, 5.00%, 7/01/24 ..........       5,000,000         5,455,200
  Show Low IDA Hospital Revenue, Navapache Regional Medical Center, Radian Insured,
    5.00%,
     12/01/25 ...................................................................................       1,420,000         1,406,695
     12/01/30 ...................................................................................       5,160,000         5,015,726
     12/01/35 ...................................................................................       2,000,000         1,910,160
  Southern Arizona Capital Facilities Finance Corp. Student Housing Revenue, University of
    Arizona Project, MBIA Insured, Pre-Refunded, 5.10%, 9/01/33 .................................       3,000,000         3,234,960
  Tempe Arizona IDA Lease Revenue, State University Foundation, AMBAC Insured, 5.00%,
     7/01/28 ....................................................................................       4,275,000         4,402,523
     7/01/34 ....................................................................................      11,510,000        11,807,533
  Tolleson IDA, MFR, Copper Cove Project, Series A, GNMA Secured,
     5.40%, 11/20/22 ............................................................................       1,090,000         1,113,184
     5.45%, 11/20/32 ............................................................................       1,285,000         1,313,848


10 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN ARIZONA TAX-FREE INCOME FUND                                                                 AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  ARIZONA (CONTINUED)
  Tucson Airport Authority Inc. Revenue, sub. lien, AMBAC Insured, 5.35%, 6/01/31 ...............   $  10,000,000   $    10,187,500
  Tucson IDA Lease Revenue, University of Arizona/Marshall Foundation, Series A,
    AMBAC Insured, 5.00%, 7/15/32 ...............................................................       1,000,000         1,020,560
  Tucson Water Revenue,
     Series A, FGIC Insured, Pre-Refunded, 5.00%, 7/01/23 .......................................       3,600,000         3,812,040
     Series D, FGIC Insured, Pre-Refunded, 5.25%, 7/01/23 .......................................       3,000,000         3,093,960
  University Medical Center Corp. Revenue, 5.00%, 7/01/35 .......................................       7,000,000         6,543,530
  University of Arizona COP,
     Parking and Student Housing, AMBAC Insured, Pre-Refunded, 5.75%, 6/01/24 ...................       1,115,000         1,156,177
     University of Arizona Projects, Series B, AMBAC Insured, 5.00%, 6/01/26 ....................       7,070,000         7,278,282
     University of Arizona Projects, Series B, AMBAC Insured, 5.00%, 6/01/28 ....................       7,000,000         7,189,070
     University of Arizona Projects, Series B, AMBAC Insured, 5.00%, 6/01/31 ....................       5,565,000         5,701,676
     University of Arizona Projects, Series B, AMBAC Insured, Pre-Refunded, 5.125%,
       6/01/22 ..................................................................................       2,250,000         2,420,010
  University of Arizona University Revenues, Arizona Board of Regents System, Series A,
    FGIC Insured, 5.80%, 6/01/24 ................................................................       2,000,000         2,099,820
  Yavapai County IDA Hospital Facility Revenue, Regional Medical Center, Series A, 6.00%,
    8/01/33 .....................................................................................       2,000,000         2,045,920
  Yavapai County USD No. 28 Camp Verde GO, Refunding, FGIC Insured, 6.00%, 7/01/09 ..............          75,000            75,148
  Yuma IDA Hospital Revenue, Yuma Regional Medical Center, FSA Insured, Pre-Refunded,
    5.50%, 8/01/21 ..............................................................................       2,015,000         2,188,633
  Yuma Municipal Property Corp. Revenue, Municipal Facilities, AMBAC Insured, 5.00%,
    7/01/25 .....................................................................................       3,100,000         3,162,062
                                                                                                                    ----------------
                                                                                                                        850,054,643
                                                                                                                    ----------------
  U.S. TERRITORIES 17.1%
  PUERTO RICO 16.7%
  Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds,
    Refunding, 5.50%, 5/15/39 ...................................................................       5,000,000         4,877,150
  Puerto Rico Commonwealth GO, Public Improvement, Series A, 5.375%, 7/01/28 ....................       3,355,000         3,420,825
  Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y,
    Pre-Refunded,
     5.00%, 7/01/36 .............................................................................      10,000,000        11,063,300
     5.50%, 7/01/36 .............................................................................       8,550,000         9,772,736
  Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
     Series B, Pre-Refunded, 6.00%, 7/01/39 .....................................................      19,600,000        21,114,688
     Series D, Pre-Refunded, 5.375%, 7/01/36 ....................................................       5,000,000         5,443,500
  Puerto Rico Electric Power Authority Power Revenue, Series II, Pre-Refunded, 5.25%,
    7/01/31 .....................................................................................      15,000,000        16,380,750
  Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
    Financing Authority Hospital Revenue,
     Dr. Pila Hospital Project, Refunding, FHA Insured, 5.875%, 8/01/12 .........................       4,440,000         4,446,172
     Hospital Auxilio Mutuo Obligation, Series A, MBIA Insured, 6.25%, 7/01/24 ..................       2,790,000         2,794,408


                                        Quarterly Statements of Investments | 11

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN ARIZONA TAX-FREE INCOME FUND                                                                 AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  U.S. TERRITORIES (CONTINUED)
  PUERTO RICO (CONTINUED)
  Puerto Rico PBA Guaranteed Revenue, Government Facilities,
     Refunding, Series D, 5.375%, 7/01/33 .......................................................   $   8,190,000   $     8,347,330
     Series D, Pre-Refunded, 5.375%, 7/01/33 ....................................................      21,810,000        23,696,129
     Series I, 5.375%, 7/01/34 ..................................................................      40,000,000        40,807,600
     Series I, 5.00%, 7/01/36 ...................................................................       7,000,000         6,968,080
  Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E,
     Pre-Refunded, 5.50%, 8/01/29 ...............................................................      11,340,000        12,268,746
     Pre-Refunded, 5.50%, 8/01/29 ...............................................................       3,660,000         3,952,397
                                                                                                                    ----------------
                                                                                                                        175,353,811
                                                                                                                    ----------------
  VIRGIN ISLANDS 0.4%
  Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A, 5.50%,
    10/01/13 ....................................................................................       2,500,000         2,555,100
  Virgin Islands Water and Power Authority Water System Revenue, Refunding, 5.50%,
    7/01/17 .....................................................................................       1,500,000         1,540,830
                                                                                                                    ----------------
                                                                                                                          4,095,930
                                                                                                                    ----------------
  TOTAL U.S. TERRITORIES ........................................................................                       179,449,741
                                                                                                                    ----------------
  TOTAL LONG TERM INVESTMENTS (COST $996,570,215) ...............................................                     1,029,504,384
                                                                                                                    ----------------
  SHORT TERM INVESTMENTS 0.5%
  MUNICIPAL BONDS 0.5%
  U.S. TERRITORIES 0.5%
  PUERTO RICO 0.5%
a Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series A-4, FSA Insured,
    Daily VRDN and Put, 3.47%, 7/01/31 ..........................................................         200,000           200,000
a Puerto Rico Commonwealth Government Development Bank Revenue, Refunding,
    MBIA Insured, Weekly VRDN and Put, 3.41%, 12/01/15 ..........................................       1,600,000         1,600,000
a Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
    Series A, AMBAC Insured, Weekly VRDN and Put, 3.50%, 7/01/28 ................................       3,600,000         3,600,000
                                                                                                                    ----------------
  TOTAL SHORT TERM INVESTMENTS (COST $5,400,000) ................................................                         5,400,000
                                                                                                                    ----------------
  TOTAL INVESTMENTS (COST $1,001,970,215) 98.5% .................................................                     1,034,904,384
  OTHER ASSETS, LESS LIABILITIES 1.5% ...........................................................                        16,155,630
                                                                                                                    ----------------
  NET ASSETS 100.0% .............................................................................                   $ 1,051,060,014
                                                                                                                    ================

See Selected Portfolio Abbreviations on page 176.

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


12 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN COLORADO TAX-FREE INCOME FUND                                                                AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 98.3%
  MUNICIPAL BONDS 98.3%
  COLORADO 94.6%
  Adams County Revenue, FHA Insured Mortgage, Platte Valley Medical Center, Refunding,
    MBIA Insured, 5.00%, 2/01/31 ................................................................   $  10,000,000   $    10,145,400
  Arapahoe County Water and Wastewater Authority Revenue, Refunding, FSA Insured, 5.00%,
    12/01/33 ....................................................................................       2,000,000         2,081,360
  Arapahoe County Water and Wastewater GO, Refunding, Series A, MBIA Insured, 5.125%,
    12/01/32 ....................................................................................      15,000,000        15,495,900
  Arkansas River Power Authority Power Revenue, Improvement, XLCA Insured,
     5.25%, 10/01/32 ............................................................................       1,690,000         1,745,280
     5.25%, 10/01/40 ............................................................................       8,200,000         8,450,346
     5.00%, 10/01/43 ............................................................................      10,000,000        10,123,200
  Arvada IDR, Wanco Inc. Project,
     5.25%, 12/01/07 ............................................................................          25,000            25,000
     5.80%, 12/01/17 ............................................................................         480,000           484,742
  Aspen Valley Hospital District Revenue, Refunding, 5.00%, 10/15/26 ............................       1,670,000         1,582,008
  Aurora COP, AMBAC Insured, Pre-Refunded, 5.50%, 12/01/30 ......................................       4,935,000         5,256,071
  Aurora Sewer Improvement Revenue, first lien, MBIA Insured, 5.00%, 8/01/29 ....................       7,285,000         7,601,752
  Aurora Water Improvement Revenue, first lien, Series A, AMBAC Insured, 5.00%,
     8/01/36 ....................................................................................      10,000,000        10,411,400
     8/01/39 ....................................................................................      25,000,000        25,988,500
  Boulder County Development Revenue, University Corp. for Atmospheric Research,
    MBIA Insured, 5.00%, 9/01/33 ................................................................       1,500,000         1,538,670
  Bowles Metropolitan District GO, Refunding, FSA Insured, 5.00%, 12/01/33 ......................       2,500,000         2,579,525
  Broadlands Metropolitan District No. 2 GO, Refunding, MBIA Insured, 5.25%, 12/01/34 ...........       8,655,000         9,093,462
  Broomfield COP,
     Master Facilities Lease Purchase, AMBAC Insured, 5.625%, 12/01/22 ..........................       1,535,000         1,599,240
     Refunding, AMBAC Insured, 6.00%, 12/01/29 ..................................................       2,000,000         2,097,600
  Broomfield Sales and Use Tax Revenue, Refunding and Improvement, Series A, AMBAC Insured,
    5.00%, 12/01/27 .............................................................................      10,000,000        10,293,200
  Broomfield Sewer Activity Enterprise Sewer and Wastewater Revenue, AMBAC Insured, 5.00%,
    12/01/31 ....................................................................................       7,500,000         7,692,825
  Colorado Board of Governors University Enterprise System Revenue, Series A, FGIC Insured,
    5.00%, 3/01/37 ..............................................................................      13,000,000        13,426,400
  Colorado Department of Transportation COP, MBIA Insured, 5.00%, 6/15/34 .......................       6,915,000         7,069,343
  Colorado Educational and Cultural Facilities Authority Revenue,
     James Irwin Charter School, Refunding and Improvement, CIFG Insured, 5.00%,
       8/01/37 ..................................................................................       6,060,000         6,261,253
     Student Housing, University of Colorado Foundation Project, AMBAC Insured, Pre-Refunded,
       5.00%, 7/01/27 ...........................................................................       6,545,000         7,013,491
     Student Housing, University of Colorado Foundation Project, AMBAC Insured, Pre-Refunded,
       5.00%, 7/01/32 ...........................................................................      10,005,000        10,721,158
     University of Denver Project, AMBAC Insured, Pre-Refunded, 5.375%, 3/01/23 .................       1,050,000         1,118,345
  Colorado Health Facilities Authority Revenue,
     Catholic Health Initiatives, Series A, Pre-Refunded, 5.00%, 12/01/28 .......................       1,800,000         1,832,778
     Community Provider Pooled Loan Program, Series A, FSA Insured, 7.25%, 7/15/17 ..............          82,000            82,143
     Evangelical Lutheran, Series A, 5.25%, 6/01/34 .............................................       3,500,000         3,521,000
     Evangelical Lutheran Project, 5.25%, 6/01/31 ...............................................       4,000,000         4,038,160


                                        Quarterly Statements of Investments | 13

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN COLORADO TAX-FREE INCOME FUND                                                                AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  COLORADO (CONTINUED)
  Colorado Health Facilities Authority Revenue, (continued)
     Hospital, Longmont United Hospital Project, Refunding, Series B, Radian Insured, 5.00%,
       12/01/25 .................................................................................   $   3,050,000   $     3,003,762
     Hospital, Longmont United Hospital Project, Refunding, Series B, Radian Insured, 5.00%,
       12/01/26 .................................................................................       3,205,000         3,139,586
     Hospital, Longmont United Hospital Project, Refunding, Series B, Radian Insured, 5.00%,
       12/01/27 .................................................................................       3,365,000         3,281,952
     Hospital, Longmont United Hospital Project, Refunding, Series B, Radian Insured, 5.00%,
       12/01/30 .................................................................................       3,000,000         2,896,650
     Hospital, Parkview Medical Center Inc., Refunding, 5.00%, 9/01/20 ..........................         890,000           896,746
     Hospital, Parkview Medical Center Inc., Refunding, 5.00%, 9/01/25 ..........................       1,000,000           982,610
     Hospital Improvement, North Colorado Medical Center Inc. Project, FSA Insured,
       Pre-Refunded, 5.75%, 5/15/24 .............................................................       5,000,000         5,225,500
     Kaiser Permanente, Series A, ETM, 5.35%, 11/01/16 ..........................................       8,000,000         8,146,480
     Parkview Medical Center Inc. Project, Pre-Refunded, 5.25%, 9/01/18 .........................       1,660,000         1,683,838
     Parkview Medical Center Inc. Project, Pre-Refunded, 5.30%, 9/01/25 .........................       1,615,000         1,638,773
     Portercare Adventist Health, Pre-Refunded, 6.625%, 11/15/26 ................................       2,500,000         2,830,975
     Portercare Adventist Health, Pre-Refunded, 6.50%, 11/15/31 .................................       5,500,000         6,202,845
     Yampa Valley Medical Center Project, Refunding, 5.125%, 9/15/29 ............................       4,000,000         3,786,320
  Colorado HFAR,
     MF, Project II, Series A-2, 5.30%, 10/01/23 ................................................       1,645,000         1,685,237
     MF, Project II, Series A-2, 5.375%, 10/01/32 ...............................................       3,605,000         3,660,120
     MFH, Castle High, Series A, AMBAC Insured, 5.90%, 12/01/20 .................................       2,630,000         2,703,245
     MFH Insured Mortgage, Series A-2, FHA Insured, 6.00%, 10/01/28 .............................       1,000,000         1,013,170
     MFH Insured Mortgage, Series C-3, 6.05%, 10/01/32 ..........................................         475,000           485,080
  Colorado Springs Hospital Revenue,
     6.375%, 12/15/30 ...........................................................................       3,785,000         4,019,027
     Pre-Refunded, 6.375%, 12/15/30 .............................................................       3,715,000         4,078,587
  Colorado Springs Utilities Revenue, sub. lien, System Improvement, Series B, 5.00%,
    11/15/33 ....................................................................................       4,000,000         4,124,240
  Colorado State COP, University of Colorado Denver Health Sciences Center Fitzsimons Academic
    Facility Project, Series B, MBIA Insured, 5.00%, 11/01/30 ...................................       5,000,000         5,178,000
  Colorado State Health Facilities Authority Revenue, Parkview Medical Center Inc. Project,
    Series A, 5.00%, 9/01/37 ....................................................................       8,000,000         7,584,880
  Colorado Water Resources and Power Development Authority Clean Water Revenue, Series A,
     6.15%, 9/01/11 .............................................................................         125,000           125,143
     6.30%, 9/01/14 .............................................................................          25,000            25,030
  Colorado Water Resources and Power Development Authority Small Water Resource Revenue,
    Series A, FGIC Insured,
     5.80%, 11/01/20 ............................................................................         800,000           853,576
     Pre-Refunded, 5.80%, 11/01/20 ..............................................................       1,200,000         1,285,872
  Colorado Water Resources and Power Development Authority Water Resources Revenue,
     East Cherry Creek Valley Water Sanitary District, MBIA Insured, 5.00%, 11/15/30 ............       2,590,000         2,682,618
     Parker Water and Sanitary District, MBIA Insured, 5.00%, 9/01/30 ...........................       5,000,000         5,140,650
  Commerce City COP, AMBAC Insured, 5.00%, 12/15/37 .............................................      13,975,000        14,415,212


14 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN COLORADO TAX-FREE INCOME FUND                                                                AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  COLORADO (CONTINUED)
  Denver City and County Airport Revenue,
     Refunding, Series A, AMBAC Insured, 5.625%, 11/15/23 .......................................   $   4,500,000   $     4,641,795
     Series B, Pre-Refunded, 5.50%, 11/15/33 ....................................................       5,000,000         5,566,400
     Series D, 7.75%, 11/15/13 ..................................................................         875,000           974,540
  Denver City and County COP, Series B, AMBAC Insured, Pre-Refunded, 5.50%, 12/01/25 ............       7,000,000         7,514,920
  Denver Convention Center Hotel Authority Revenue, Refunding, senior bond, XLCA Insured,
    5.00%, 12/01/30 .............................................................................      15,000,000        15,258,150
  Denver Health and Hospital Authority Healthcare Revenue,
     Refunding, Series A, 5.25%, 12/01/31 .......................................................       9,250,000         8,896,280
     Series A, Pre-Refunded, 6.00%, 12/01/23 ....................................................       1,000,000         1,097,780
     Series A, Pre-Refunded, 6.00%, 12/01/31 ....................................................       5,400,000         5,928,012
     Series A, Pre-Refunded, 6.25%, 12/01/33 ....................................................       3,250,000         3,786,575
  Dove Valley Metropolitan District Arapahoe County GO, Refunding, FSA Insured, 5.00%,
    11/01/35 ....................................................................................       6,625,000         6,883,242
  E-470 Public Highway Authority Revenue,
     Capital Appreciation, Series A, MBIA Insured, zero cpn., 9/01/33 ...........................       3,000,000           774,000
     Capital Appreciation, Series B, MBIA Insured, zero cpn., 9/01/32 ...........................       7,800,000         2,131,740
     Capital Appreciation, Series B, MBIA Insured, zero cpn., 9/01/34 ...........................      14,075,000         3,427,825
     Senior Series A, MBIA Insured, 5.75%, 9/01/29 ..............................................       4,575,000         4,959,712
     Senior Series A, MBIA Insured, 5.75%, 9/01/35 ..............................................      10,825,000        11,735,274
  El Paso County Mortgage Revenue, Stetson Meadows, Series A, GNMA Secured, 5.25%,
    12/20/32 ....................................................................................       1,890,000         1,912,453
  El Paso County School District No. 2 GO, FGIC Insured, Pre-Refunded, 5.25%, 12/01/26 ..........       4,000,000         4,298,560
  El Paso County School District No. 38 GO, Pre-Refunded, 6.00%, 12/01/24 .......................       1,500,000         1,617,915
a Fort Lewis College Board Trustees Enterprise Revenue, Series B-1, FGIC Insured, 5.00%,
    10/01/37 ....................................................................................      12,830,000        12,958,043
  Garfield County Building Corp. COP, AMBAC Insured, Pre-Refunded, 5.75%,
     12/01/19 ...................................................................................       1,500,000         1,587,510
     12/01/24 ...................................................................................       1,000,000         1,058,340
  Greeley MFR, Housing Mortgage, Creek Stone Project, FHA Insured, 5.95%, 7/01/28 ...............       1,000,000         1,020,000
  La Junta Hospital Revenue, Ark Valley Regional Medical Center Project,
     5.75%, 4/01/14 .............................................................................       2,090,000         2,136,210
     6.00%, 4/01/19 .............................................................................       1,000,000         1,018,080
     6.10%, 4/01/24 .............................................................................       1,000,000         1,016,520
  Northwest Parkway Public Highway Authority Revenue, Series A,
     AMBAC Insured, Pre-Refunded, 5.125%, 6/15/26 ...............................................       7,550,000         8,084,766
     AMBAC Insured, Pre-Refunded, 5.125%, 6/15/31 ...............................................       4,465,000         4,781,256
     FSA Insured, Pre-Refunded, 5.25%, 6/15/41 ..................................................       3,460,000         3,719,292
  Pueblo Board Waterworks Water Revenue, Series A, FSA Insured, Pre-Refunded, 6.00%,
    11/01/21 ....................................................................................       4,300,000         4,631,358
  Pueblo COP, Public Parking, Lease Purchase and Sublease, 6.90%, 7/01/15 .......................         330,000           330,356
  Pueblo County School District No. 070 Pueblo Rural GO, FGIC Insured, Pre-Refunded, 6.00%,
    12/01/19 ....................................................................................       3,995,000         4,209,651
  Regional Transportation District Sales Tax Revenue, Fastracks Project, Refunding, Series A,
    FSA Insured, 4.50%, 11/01/35 ................................................................       5,000,000         4,913,950


                                        Quarterly Statements of Investments | 15

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN COLORADO TAX-FREE INCOME FUND                                                                AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  COLORADO (CONTINUED)
  Saddle Rock South Metropolitan District No. 4 GO, Refunding, FSA Insured, 4.50%,
    12/01/34 ....................................................................................   $   4,000,000   $     3,908,280
  Summit County Sports Facilities Revenue, Keystone Resorts Project, Ralston Purina Co.,
    Refunding, 7.875%, 9/01/08 ..................................................................       2,750,000         2,841,300
  Thornton Development Authority Tax Increment Revenue, North Washington Street Urban
    Renewal, MBIA Insured, 5.00%, 12/01/29 ......................................................       6,100,000         6,321,857
  Thornton Water Enterprise Revenue, MBIA Insured, 5.00%, 12/01/29 ..............................       7,010,000         7,264,954
  University of Colorado COP, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 6/01/33 .............       3,570,000         3,861,241
  University of Colorado Hospital Authority Revenue, Series A,
     5.00%, 11/15/37 ............................................................................       2,000,000         1,865,020
     5.25%, 11/15/39 ............................................................................       3,000,000         2,896,380
     Pre-Refunded, 5.60%, 11/15/25 ..............................................................       1,900,000         2,052,323
  University of Northern Colorado Revenue,
     Auxiliary Facilities Systems, Refunding and Improvement, AMBAC Insured, 5.00%,
       6/01/31 ..................................................................................       3,000,000         3,055,680
     FSA Insured, 5.00%, 6/01/30 ................................................................       4,580,000         4,765,536
  Ute Water Conservancy District Water Revenue, MBIA Insured, 5.75%, 6/15/20 ....................       5,000,000         5,333,200
  Westminster Building Authority COP, MBIA Insured, 5.25%, 12/01/22 .............................       1,555,000         1,627,168
                                                                                                                    ----------------
                                                                                                                        480,808,720
                                                                                                                    ----------------
  U.S. TERRITORIES 3.7%
  PUERTO RICO 2.7%
  Puerto Rico Electric Power Authority Power Revenue, Series TT, 5.00%, 7/01/32 .................       5,000,000         5,060,550
  Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
    Financing Authority Industrial Revenue, Guaynabo Municipal Government, 5.625%, 7/01/22 ......       1,335,000         1,341,982
  Puerto Rico PBA Guaranteed Revenue, Government Facilities,
     Refunding, Series D, 5.375%, 7/01/33 .......................................................       2,120,000         2,160,725
     Series I, 5.375%, 7/01/34 ..................................................................       5,000,000         5,100,950
                                                                                                                    ----------------
                                                                                                                         13,664,207
                                                                                                                    ----------------
  VIRGIN ISLANDS 1.0%
  Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A,
     5.40%, 10/01/12 ............................................................................       2,500,000         2,554,950
     5.50%, 10/01/22 ............................................................................       2,500,000         2,537,400
                                                                                                                    ----------------
                                                                                                                          5,092,350
                                                                                                                    ----------------
  TOTAL U.S. TERRITORIES ........................................................................                        18,756,557
                                                                                                                    ----------------
  TOTAL LONG TERM INVESTMENTS (COST $482,546,304) ...............................................                       499,565,277
                                                                                                                    ----------------


16 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN COLORADO TAX-FREE INCOME FUND                                                                AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS 1.4%
  MUNICIPAL BONDS 1.4%
  COLORADO 1.0%
b Colorado Educational and Cultural Facilities Authority Revenue, National Jewish Federation
    Bond Program,
     Daily VRDN and Put, 3.60%, 2/01/35 .........................................................   $   1,300,000   $     1,300,000
     Refunding, Series A-8, Daily VRDN and Put, 3.60%, 9/01/35 ..................................         255,000           255,000
     Refunding, Series D-1, Daily VRDN and Put, 3.60%, 7/01/36 ..................................         100,000           100,000
     Series A-4, Daily VRDN and Put, 3.60%, 2/01/34 .............................................       3,425,000         3,425,000
     Series A-7, Weekly VRDN and Put, 3.60%, 7/01/29 ............................................         275,000           275,000
                                                                                                                    ----------------
                                                                                                                          5,355,000
                                                                                                                    ----------------
  U.S. TERRITORY 0.4%
  PUERTO RICO 0.4%
b Puerto Rico Commonwealth GO, Public Improvement, Refunding,
     Series A-3, FSA Insured, Daily VRDN and Put, 3.47%, 7/01/29 ................................       1,000,000         1,000,000
     Series A-4, FSA Insured, Daily VRDN and Put, 3.47%, 7/01/31 ................................         800,000           800,000
                                                                                                                    ----------------
                                                                                                                          1,800,000
                                                                                                                    ----------------
  TOTAL SHORT TERM INVESTMENTS (COST $7,155,000) ................................................                         7,155,000
                                                                                                                    ----------------
  TOTAL INVESTMENTS (COST $489,701,304) 99.7% ...................................................                       506,720,277
  OTHER ASSETS, LESS LIABILITIES 0.3% ...........................................................                         1,428,997
                                                                                                                    ----------------
  NET ASSETS 100.0% .............................................................................                   $   508,149,274
                                                                                                                    ================

See Selected Portfolio Abbreviations on page 176.

a A portion or all of the security purchased on a when-issued or delayed delivery basis.

b Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 17

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN CONNECTICUT TAX-FREE INCOME FUND                                                             AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 99.3%
  MUNICIPAL BONDS 99.3%
  CONNECTICUT 74.5%
  Bridgeport GO, Series A, FGIC Insured, Pre-Refunded, 5.875%, 7/15/19 ..........................   $   1,000,000   $     1,076,450
  Connecticut State Airport Revenue, Bradley International Airport, Series A, FGIC Insured,
    5.125%, 10/01/26 ............................................................................       3,000,000         3,065,610
  Connecticut State Development Authority First Mortgage Gross Revenue, Health Care Project,
     5.75%, 12/01/23 ............................................................................         750,000           778,403
     Baptist Homes Inc. Project, Refunding, Radian Insured, 5.625%, 9/01/22 .....................       2,000,000         2,043,340
     Church Homes Inc., Refunding, 5.80%, 4/01/21 ...............................................       4,000,000         4,032,480
     Elim Park Baptist Home, Refunding, Series A, 5.375%, 12/01/18 ..............................       1,100,000         1,108,745
  Connecticut State Development Authority PCR, Connecticut Light and Water, Refunding,
    Series A, 5.85%, 9/01/28 ....................................................................       5,500,000         5,662,195
  Connecticut State Development Authority Revenue, Life Care Facilities, Seabury Project,
    Refunding, Radian Insured, 5.00%, 9/01/21 ...................................................       2,000,000         2,003,900
  Connecticut State Development Authority Solid Waste Disposal Facilities Revenue, PSEG
    Power LLC Project, Series A, 5.75%, 11/01/37 ................................................       5,000,000         5,076,400
  Connecticut State Development Authority Water Facility Revenue, Bridgeport Hydraulic Co.
    Project, 6.15%, 4/01/35 .....................................................................       1,000,000         1,019,540
  Connecticut State GO,
     Series B, FSA Insured, 5.00%, 5/01/26 ......................................................       3,040,000         3,208,416
     Series B, Pre-Refunded, 5.00%, 6/15/20 .....................................................      10,000,000        10,585,600
     Series B, Pre-Refunded, 5.00%, 6/15/22 .....................................................       2,000,000         2,144,500
     Series C, FSA Insured, 5.00%, 6/01/26 ......................................................       5,000,000         5,246,700
  Connecticut State Health and Educational Facilities Authority Revenue,
     Brunswick School, Series A, MBIA Insured, 5.00%, 7/01/29 ...................................       5,000,000         5,076,900
     Canterbury School, Series B, Radian Insured, 5.00%, 7/01/36 ................................       1,000,000           990,950
     Catholic Health East, Series F, MBIA Insured, 5.75%, 11/15/29 ..............................       3,250,000         3,416,595
     Child Care Facilities Program, Series C, AMBAC Insured, 5.625%, 7/01/29 ....................       1,215,000         1,276,370
     Child Care Facilities Program, Series E, AMBAC Insured, 5.00%, 7/01/31 .....................       1,000,000         1,026,240
     Connecticut College, Series D-1, MBIA Insured, Pre-Refunded, 5.75%, 7/01/30 ................       1,000,000         1,072,440
     Danbury Hospital Issue, Refunding, Series G, AMBAC Insured, 5.75%, 7/01/29 .................       3,500,000         3,652,495
     Eastern Connecticut Health Network, Refunding, Series A, Radian Insured, 6.00%,
       7/01/25 ..................................................................................       2,965,000         3,047,130
     Eastern Connecticut Health Network, Refunding, Series C, Radian Insured, 5.125%,
       7/01/30 ..................................................................................       2,500,000         2,449,150
     Eastern Connecticut Health Network, Series A, Radian Insured, Pre-Refunded, 6.00%,
       7/01/25 ..................................................................................       6,230,000         6,708,277
     Fairfield University, Series I, MBIA Insured, Pre-Refunded, 5.25%, 7/01/25 .................       1,500,000         1,561,965
     Fairfield University, Series I, MBIA Insured, Pre-Refunded, 5.50%, 7/01/29 .................       8,000,000         8,360,880
     Fairfield University, Series J, MBIA Insured, 5.00%, 7/01/29 ...............................       3,000,000         3,179,820
     Greenwich Academy, Series B, FSA Insured, Pre-Refunded, 5.00%, 3/01/32 .....................       4,210,000         4,477,840
     Hartford University, Series G, Radian Insured, 5.25%, 7/01/26 ..............................       5,000,000         5,023,750
     Hebrew Home and Hospital, Series B, FHA Insured, 5.15%, 8/01/28 ............................       3,410,000         3,479,223
     Horace Bushnell Memorial Hall, Series A, MBIA Insured, 5.625%, 7/01/29 .....................       1,000,000         1,043,240
     Hospital for Special Care, Series C, Radian Insured, 5.25%, 7/01/37 ........................       2,500,000         2,459,325
     Lutheran General Health Care System, ETM, 7.375%, 7/01/19 ..................................         425,000           512,491
     Miss Porter's School Issue, Series B, AMBAC Insured, 5.00%, 7/01/26 ........................       2,730,000         2,871,714
     Miss Porter's School Issue, Series B, AMBAC Insured, 5.00%, 7/01/36 ........................       4,415,000         4,592,748


18 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN CONNECTICUT TAX-FREE INCOME FUND                                                             AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CONNECTICUT (CONTINUED)
  Connecticut State Health and Educational Facilities Authority Revenue, (continued)
     New Horizons Village Project, 7.30%, 11/01/16 ..............................................   $   2,905,000   $     2,909,793
     Norwich Free Academy, Series A, AMBAC Insured, 5.00%, 7/01/34 ..............................       1,675,000         1,729,839
   a Quinnipiac University, Series I, MBIA Insured, 5.00%, 7/01/27 ..............................       3,000,000         3,143,610
     Renbrook School, Series A, AMBAC Insured, 5.00%, 7/01/37 ...................................       1,170,000         1,215,057
     Sacred Heart University, Refunding, Series E, Radian Insured, 5.00%, 7/01/28 ...............       4,000,000         3,884,760
     Sacred Heart University, Series C, 6.50%, 7/01/16 ..........................................         215,000           216,750
     Sacred Heart University, Series C, 6.625%, 7/01/26 .........................................         785,000           790,260
     Series B, MBIA Insured, 5.00%, 7/01/33 .....................................................       2,000,000         2,057,660
     St. Mary's Hospital, Refunding, Series E, 5.50%, 7/01/20 ...................................       4,615,000         4,305,010
     Trinity College, Refunding, Series J, MBIA Insured, 4.50%, 7/01/37 .........................       2,000,000         1,977,360
     Trinity College, Series G, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/31 .....................       5,425,000         5,798,565
     Trinity College, Series H, MBIA Insured, 5.00%, 7/01/26 ....................................       1,855,000         1,927,512
     University of Connecticut Foundation, Series A, Pre-Refunded, 5.375%, 7/01/29 ..............       1,250,000         1,274,938
     Village Families and Children, Series A, AMBAC Insured, 5.00%, 7/01/32 .....................       1,000,000         1,029,830
     Westminster School, Series E, XLCA Insured, 5.00%, 7/01/37 .................................      10,660,000        11,095,781
     Westover School, Series A, Radian Insured, Pre-Refunded, 5.70%, 7/01/30 ....................       2,000,000         2,138,840
     William W. Backus Hospital, Series G, FSA Insured, 5.00%, 7/01/35 ..........................       2,500,000         2,598,900
     Windham Community Memorial Hospital, Series C, 6.00%, 7/01/20 ..............................       5,000,000         5,104,400
     Yale University, Series Y-1, 5.00%, 7/01/35 ................................................      15,000,000        15,583,650
     Yale University, Series Z-1, 5.00%, 7/01/42 ................................................      10,000,000        10,424,300
     Yale-New Haven Hospital, Series J-1, AMBAC Insured, 5.00%, 7/01/31 .........................      14,500,000        15,020,840
  Connecticut State HFAR,
     Housing Mortgage Finance Program, Refunding, Sub Series E-2, 5.20%, 11/15/21 ...............       1,840,000         1,857,296
     Housing Mortgage Finance Program, Series B, 6.10%, 11/15/31 ................................       2,715,000         2,764,902
     Housing Mortgage Finance Program, Sub Series E-4, 5.05%, 5/15/28 ...........................       4,650,000         4,671,901
     Special Obligation, Special Needs Housing, Series 1, AMBAC Insured, 5.00%, 6/15/22 .........       1,000,000         1,050,490
     Special Obligation, Special Needs Housing, Series 1, AMBAC Insured, 5.00%, 6/15/32 .........       1,000,000         1,030,850
  Connecticut State Higher Education Supplemental Loan Authority Revenue, Family Education
    Loan Program, Series A,
     AMBAC Insured, 6.00%, 11/15/18 .............................................................         690,000           697,190
     MBIA Insured, 5.50%, 11/15/17 ..............................................................         620,000           632,326
  Connecticut State Revenue, Revolving Fund, Series A, 5.00%,
     7/01/26 ....................................................................................       6,025,000         6,342,216
     7/01/27 ....................................................................................       4,060,000         4,264,827
  Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure,
     Series A, FSA Insured, Pre-Refunded, 5.375%, 10/01/18 ......................................       1,000,000         1,077,250
     Series B, AMBAC Insured, 5.00%, 12/01/20 ...................................................       5,000,000         5,251,750
     Series B, AMBAC Insured, 5.00%, 12/01/22 ...................................................       1,000,000         1,043,440
  Greater New Haven Water Pollution Control Authority Regional Water Revenue, Refunding,
    Series A, MBIA Insured, 5.00%,
     11/15/24 ...................................................................................       3,315,000         3,490,198
     8/15/35 ....................................................................................       5,750,000         5,959,530
  Hartford GO, AMBAC Insured, 5.00%,
     7/15/23 ....................................................................................       1,000,000         1,062,460
     7/15/25 ....................................................................................       1,000,000         1,051,360


                                        Quarterly Statements of Investments | 19

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN CONNECTICUT TAX-FREE INCOME FUND                                                             AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CONNECTICUT (CONTINUED)
  New Haven GO, Series C, MBIA Insured,
     5.00%, 11/01/22 ............................................................................   $   2,975,000   $     3,128,391
     ETM, 5.00%, 11/01/22 .......................................................................          25,000            27,845
  South Central Regional Water Authority Water System Revenue,
     Eighteenth Series B-1, MBIA Insured, 5.00%, 8/01/26 ........................................       3,500,000         3,644,410
     Series A, MBIA Insured, 5.00%, 8/01/33 .....................................................       6,000,000         6,175,140
  University of Connecticut Revenue, Student Fee,
     Refunding, Series A, FGIC Insured, 5.00%, 11/15/26 .........................................      10,000,000        10,406,100
     Series A, 5.00%, 5/15/23 ...................................................................      10,000,000        10,415,700
     Series A, FGIC Insured, Pre-Refunded, 6.00%, 11/15/25 ......................................       1,500,000         1,632,075
                                                                                                                    ----------------
                                                                                                                        285,237,124
                                                                                                                    ----------------
  U.S. TERRITORIES 24.8%
  PUERTO RICO 23.2%
  Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds,
    Refunding, 5.50%, 5/15/39 ...................................................................       4,000,000         3,901,720
  Puerto Rico Commonwealth GO, Public Improvement,
     FSA Insured, Pre-Refunded, 5.125%, 7/01/30 .................................................       1,165,000         1,240,515
     MBIA Insured, Pre-Refunded, 5.75%, 7/01/26 .................................................       1,000,000         1,061,950
     Refunding, FSA Insured, 5.125%, 7/01/30 ....................................................         835,000           857,837
     Series A, 5.00%, 7/01/29 ...................................................................       1,000,000         1,003,290
     Series A, 5.125%, 7/01/31 ..................................................................       3,195,000         3,220,241
     Series A, 5.00%, 7/01/33 ...................................................................         465,000           466,102
     Series A, 5.00%, 7/01/34 ...................................................................         280,000           279,580
     Series A, FGIC Insured, Pre-Refunded, 5.00%, 7/01/32 .......................................       1,000,000         1,073,770
     Series A, Pre-Refunded, 5.125%, 7/01/31 ....................................................       1,000,000         1,064,120
     Series A, Pre-Refunded, 5.00%, 7/01/33 .....................................................         535,000           578,672
     Series A, Pre-Refunded, 5.00%, 7/01/34 .....................................................         470,000           512,211
     Series B, 5.00%, 7/01/35 ...................................................................       1,895,000         1,861,534
     Series B, Pre-Refunded, 5.00%, 7/01/35 .....................................................       3,105,000         3,430,342
  Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
     Refunding, Series A, 5.00%, 7/01/38 ........................................................         120,000           120,024
     Series A, Pre-Refunded, 5.00%, 7/01/38 .....................................................       2,380,000         2,426,600
     Series G, 5.00%, 7/01/33 ...................................................................         400,000           400,948
     Series G, Pre-Refunded, 5.00%, 7/01/33 .....................................................         600,000           651,198
  Puerto Rico Convention Center District Authority Hotel Occupancy Tax Revenue, Series A,
    AMBAC Insured, 5.00%, 7/01/31 ...............................................................       5,000,000         5,118,850
  Puerto Rico Electric Power Authority Power Revenue,
     Series HH, FSA Insured, Pre-Refunded, 5.25%, 7/01/29 .......................................      10,000,000        10,607,000
     Series II, Pre-Refunded, 5.25%, 7/01/31 ....................................................       1,000,000         1,092,050
     Series RR, XLCA Insured, Pre-Refunded, 5.00%, 7/01/30 ......................................       1,000,000         1,101,790
     Series TT, 5.00%, 7/01/32 ..................................................................      20,000,000        20,242,200
  Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
    Financing Authority Industrial Revenue, Guaynabo Warehouse, Series A, 5.15%, 7/01/19 ........       3,595,000         3,617,145
  Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
    Revenue, University Plaza Project, Series A, MBIA Insured, 5.00%, 7/01/33 ...................       1,000,000         1,012,470


20 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN CONNECTICUT TAX-FREE INCOME FUND                                                             AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  U.S. TERRITORIES (CONTINUED)
  PUERTO RICO (CONTINUED)
  Puerto Rico PBA Guaranteed Revenue, Government Facilities,
     Refunding, Series D, 5.375%, 7/01/33 .......................................................   $   1,995,000   $     2,033,324
     Series D, Pre-Refunded, 5.375%, 7/01/33 ....................................................       6,005,000         6,524,313
     Series I, 5.00%, 7/01/36 ...................................................................       1,000,000           995,440
  Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E,
    Pre-Refunded, 5.70%, 8/01/25 ................................................................       5,000,000         5,250,650
  University of Puerto Rico Revenues, University System, Refunding,
     Series P, 5.00%, 6/01/26 ...................................................................       5,000,000         5,044,700
     Series Q, 5.00%, 6/01/36 ...................................................................       2,000,000         1,990,960
                                                                                                                    ----------------
                                                                                                                         88,781,546
                                                                                                                    ----------------
  VIRGIN ISLANDS 1.6%
  Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A, 5.50%,
     10/01/13 ...................................................................................       2,500,000         2,555,100
     10/01/22 ...................................................................................       2,500,000         2,537,400
  Virgin Islands Water and Power Authority Electric System Revenue, Refunding, 5.30%,
    7/01/21 .....................................................................................       1,000,000           989,480
                                                                                                                    ----------------
                                                                                                                          6,081,980
                                                                                                                    ----------------
  TOTAL U.S. TERRITORIES ........................................................................                        94,863,526
                                                                                                                    ----------------
  TOTAL INVESTMENTS (COST $370,663,276) 99.3% ...................................................                       380,100,650
  OTHER ASSETS, LESS LIABILITIES 0.7% ...........................................................                         2,506,645
                                                                                                                    ----------------
  NET ASSETS 100.0% .............................................................................                   $   382,607,295
                                                                                                                    ================

See Selected Portfolio Abbreviations on page 176.

a A portion or all of the security purchased on a when-issued or delayed delivery basis.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 21

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN DOUBLE TAX-FREE INCOME FUND                                                                  AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 97.2%
  MUNICIPAL BONDS 97.2%
  U.S. TERRITORIES 97.2%
  GUAM 4.9%
  Guam Education Financing Foundation COP, 5.00%, 10/01/23 ......................................   $   2,500,000   $     2,512,225
  Guam International Airport Authority Revenue,
     Series A, MBIA Insured, 5.25%, 10/01/20 ....................................................       1,725,000         1,841,455
     Series A, MBIA Insured, 5.25%, 10/01/22 ....................................................         700,000           742,770
     Series B, MBIA Insured, 5.25%, 10/01/22 ....................................................       1,000,000         1,061,100
     Series B, MBIA Insured, 5.25%, 10/01/23 ....................................................       1,000,000         1,057,910
     Series C, MBIA Insured, 5.25%, 10/01/21 ....................................................       5,000,000         5,138,050
     Series C, MBIA Insured, 5.00%, 10/01/23 ....................................................       5,000,000         5,126,500
  Guam Power Authority Revenue, Refunding, Series A, MBIA Insured,
     5.125%, 10/01/29 ...........................................................................       1,975,000         2,003,578
     5.25%, 10/01/34 ............................................................................       7,000,000         7,120,540
                                                                                                                    ----------------
                                                                                                                         26,604,128
                                                                                                                    ----------------
  PUERTO RICO 80.7%
  Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds,
    Refunding, 5.50%, 5/15/39 ...................................................................       5,000,000         4,877,150
  Puerto Rico Commonwealth GO,
     Public Improvement, MBIA Insured, Pre-Refunded, 5.75%, 7/01/26 .............................       3,000,000         3,185,850
     Public Improvement, Series A, 5.375%, 7/01/28 ..............................................       1,300,000         1,325,506
     Public Improvement, Series A, 5.00%, 7/01/29 ...............................................       4,500,000         4,514,805
     Public Improvement, Series A, 5.00%, 7/01/34 ...............................................       1,800,000         1,797,300
     Public Improvement, Series A, FGIC Insured, 5.125%, 7/01/31 ................................       3,315,000         3,397,941
     Public Improvement, Series A, FGIC Insured, Pre-Refunded, 5.125%, 7/01/31 ..................       1,685,000         1,793,042
     Public Improvement, Series A, Pre-Refunded, 5.00%, 7/01/34 .................................       3,200,000         3,487,392
     Public Improvement, Series B, 5.00%, 7/01/35 ...............................................       1,825,000         1,792,771
     Public Improvement, Series B, Pre-Refunded, 5.00%, 7/01/35 .................................       3,175,000         3,507,677
     Series A, 5.25%, 7/01/29 ...................................................................      21,250,000        21,828,425
     Series A, 5.25%, 7/01/30 ...................................................................       8,575,000         8,795,206
  Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y,
    Pre-Refunded, 5.50%, 7/01/36 ................................................................      11,850,000        13,544,668
  Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
     Refunding, Series H, 5.00%, 7/01/35 ........................................................          20,000            20,028
     Refunding, Series K, 5.00%, 7/01/30 ........................................................       1,000,000           998,620
     Refunding, Series M, 5.00%, 7/01/25 ........................................................       4,345,000         4,384,322
     Refunding, Series M, 5.00%, 7/01/37 ........................................................       5,455,000         5,380,157
     Refunding, Series N, FGIC Insured, 5.25%, 7/01/39 ..........................................       6,000,000         6,519,060
     Series B, Pre-Refunded, 6.00%, 7/01/39 .....................................................      10,000,000        10,772,800
     Series D, Pre-Refunded, 5.375%, 7/01/36 ....................................................      11,990,000        13,053,513
     Series H, Pre-Refunded, 5.00%, 7/01/35 .....................................................          80,000            86,826
     Series J, Pre-Refunded, 5.00%, 7/01/34 .....................................................       1,000,000         1,094,120
     Series K, Pre-Refunded, 5.00%, 7/01/35 .....................................................       5,815,000         6,406,909
     Series K, Pre-Refunded, 5.00%, 7/01/40 .....................................................       9,500,000        10,467,005
  Puerto Rico Commonwealth Infrastructure Financing Authority Special Obligation, Series A,
    ETM, 5.50%, 10/01/32 ........................................................................      10,000,000        10,609,300


22 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN DOUBLE TAX-FREE INCOME FUND                                                                  AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  U.S. TERRITORIES (CONTINUED)
  PUERTO RICO (CONTINUED)
  Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue,
     5.00%, 7/01/37 .............................................................................   $  15,250,000   $    15,040,770
     Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/21 ......................................       9,000,000         9,101,070
     Series B, 5.00%, 7/01/31 ...................................................................       7,500,000         7,468,875
     Series B, 5.00%, 7/01/37 ...................................................................       9,000,000         8,876,520
     Series B, 5.00%, 7/01/41 ...................................................................       3,100,000         3,055,205
  Puerto Rico Convention Center District Authority Hotel Occupancy Tax Revenue, Series A,
     AMBAC Insured, 5.00%, 7/01/31 ..............................................................      20,000,000        20,475,400
     CIFG Insured, 5.00%, 7/01/27 ...............................................................         900,000           920,115
  Puerto Rico Electric Power Authority Power Revenue,
     Series HH, FSA Insured, Pre-Refunded, 5.25%, 7/01/29 .......................................       1,605,000         1,702,424
     Series II, FSA Insured, Pre-Refunded, 5.125%, 7/01/26 ......................................       1,000,000         1,087,670
     Series II, Pre-Refunded, 5.25%, 7/01/31 ....................................................      15,500,000        16,926,775
     Series NN, MBIA Insured, Pre-Refunded, 5.00%, 7/01/32 ......................................       4,000,000         4,341,320
     Series NN, Pre-Refunded, 5.125%, 7/01/29 ...................................................       5,125,000         5,589,222
     Series TT, 5.00%, 7/01/27 ..................................................................       5,000,000         5,095,050
     Series TT, 5.00%, 7/01/32 ..................................................................      31,800,000        32,185,098
  Puerto Rico HFAR, Capital Fund Program, 4.60%, 12/01/24 .......................................      10,000,000         9,815,000
  Puerto Rico HFC, HMR, MBS, Series A, GNMA Secured, 5.20%, 12/01/33 ............................      10,610,000        10,704,111
  Puerto Rico Industrial Medical and Environmental Pollution Control Facilities Financing
    Authority Revenue, PepsiCo Inc. Project, 6.25%, 11/15/13 ....................................         900,000           945,207
  Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
    Financing Authority Hospital Revenue,
     Dr. Pila Hospital Project, Refunding, FHA Insured, 6.125%, 8/01/25 .........................       2,500,000         2,502,200
     Dr. Pila Hospital Project, Refunding, FHA Insured, 6.25%, 8/01/32 ..........................         500,000           500,360
     Hospital Auxilio Mutuo Obligation, Series A, MBIA Insured, 6.25%, 7/01/24 ..................       8,445,000         8,458,343
     Mennonite General Hospital Project, 5.625%, 7/01/17 ........................................         620,000           598,418
     Mennonite General Hospital Project, 5.625%, 7/01/27 ........................................       1,950,000         1,740,687
  Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
    Financing Authority Industrial Revenue,
     Guaynabo Municipal Government, 5.625%, 7/01/15 .............................................       5,970,000         6,014,715
     Guaynabo Municipal Government, 5.625%, 7/01/22 .............................................       3,160,000         3,176,527
     Guaynabo Warehouse, Series A, 5.15%, 7/01/19 ...............................................       1,250,000         1,257,700
     Guaynabo Warehouse, Series A, 5.20%, 7/01/24 ...............................................       4,120,000         4,126,757
  Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
    Revenue,
     Ana G. Mendez University System Project, Refunding, 5.375%, 12/01/21 .......................       2,000,000         2,073,460
     Ana G. Mendez University System Project, Refunding, 5.375%, 2/01/29 ........................       7,850,000         7,875,355
     Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26 ............................       5,970,000         6,333,454
     International American University of Puerto Rico Project, MBIA Insured, 4.25%,
       10/01/24 .................................................................................       1,000,000           974,130
     International American University of Puerto Rico Project, MBIA Insured, 4.375%,
       10/01/25 .................................................................................       1,000,000           983,530
     International American University of Puerto Rico Project, MBIA Insured, 4.50%,
       10/01/29 .................................................................................       3,750,000         3,638,137
     University Plaza Project, Series A, MBIA Insured, 5.00%, 7/01/33 ...........................       6,000,000         6,074,820


                                        Quarterly Statements of Investments | 23

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN DOUBLE TAX-FREE INCOME FUND                                                                  AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  U.S. TERRITORIES (CONTINUED)
  PUERTO RICO (CONTINUED)
  Puerto Rico Municipal Finance Agency GO, Series A, FSA Insured,
     5.00%, 8/01/22 .............................................................................   $   3,000,000   $     3,165,630
     Pre-Refunded, 5.50%, 8/01/23 ...............................................................       7,400,000         7,749,576
  Puerto Rico Municipal Finance Agency Revenue, Series A, FSA Insured, 5.00%,
     8/01/27 ....................................................................................       5,500,000         5,653,560
     8/01/30 ....................................................................................      12,000,000        12,431,400
  Puerto Rico PBA Guaranteed Revenue, Government Facilities,
     Refunding, Series D, 5.375%, 7/01/33 .......................................................       3,430,000         3,495,890
     Series D, Pre-Refunded, 5.375%, 7/01/33 ....................................................       9,070,000         9,854,374
     Series I, 5.25%, 7/01/33 ...................................................................       4,500,000         4,574,790
     Series I, 5.375%, 7/01/34 ..................................................................       5,000,000         5,100,950
     Series I, 5.00%, 7/01/36 ...................................................................       4,000,000         3,981,760
  Puerto Rico Port Authority Revenue, Series D, FGIC Insured, 6.00%, 7/01/21 ....................       1,250,000         1,251,413
  Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation,
     Series A, Pre-Refunded, 5.00%, 6/01/26 .....................................................       2,865,000         2,917,172
     Series E, Pre-Refunded, 5.50%, 8/01/29 .....................................................       2,155,000         2,327,163
     Series E, Pre-Refunded, 5.50%, 8/01/29 .....................................................       6,845,000         7,405,605
  Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A, 5.25%, 8/01/57 .............      15,000,000        15,352,650
  University of Puerto Rico Revenues, University System, Refunding, Series Q, 5.00%,
    6/01/30 .....................................................................................       1,000,000         1,002,740
                                                                                                                    ----------------
                                                                                                                        439,563,491
                                                                                                                    ----------------
  VIRGIN ISLANDS 11.6%
  Virgin Islands HFA, SFR, Refunding, Series A, GNMA Secured,
     6.45%, 3/01/16 .............................................................................         150,000           150,158
     6.50%, 3/01/25 .............................................................................         390,000           391,501
  Virgin Islands PFAR,
     Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/26 ............................       5,000,000         4,898,150
     Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/33 ............................       9,220,000         8,845,115
     Gross Receipts Taxes Loan Note, Refunding, ACA Insured, 5.00%, 10/01/31 ....................       2,500,000         2,350,725
     senior lien, Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/18 .........................       3,000,000         3,051,210
     senior lien, Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/22 .........................       6,750,000         6,850,980
     senior lien, Fund Loan Notes, Refunding, Series A, 5.625%, 10/01/25 ........................       3,950,000         4,007,907
     senior lien, Matching Fund Loan Notes, Series A, 5.25%, 10/01/24 ...........................       2,000,000         2,035,400
  Virgin Islands Port Authority Marine Revenue, Series A, FSA Insured,
     5.25%, 9/01/18 .............................................................................       3,930,000         4,091,248
     5.00%, 9/01/23 .............................................................................      10,000,000        10,252,600
  Virgin Islands Water and Power Authority Electric System Revenue,
     Refunding, 5.30%, 7/01/18 ..................................................................       4,175,000         4,164,813
     Refunding, 5.30%, 7/01/21 ..................................................................       1,000,000           989,480
     Series A, 5.00%, 7/01/31 ...................................................................       3,000,000         2,963,070
  Virgin Islands Water and Power Authority Water System Revenue, Refunding,
     5.25%, 7/01/12 .............................................................................       4,000,000         4,118,480
     5.50%, 7/01/17 .............................................................................       4,000,000         4,108,880
                                                                                                                    ----------------
                                                                                                                         63,269,717
                                                                                                                    ----------------
  TOTAL LONG TERM INVESTMENTS (COST $517,507,273) ...............................................                       529,437,336
                                                                                                                    ----------------


24 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN DOUBLE TAX-FREE INCOME FUND                                                                  AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS 1.1%
  MUNICIPAL BONDS 1.1%
  U.S. TERRITORY 1.1%
  PUERTO RICO 1.1%
a Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series A-3, FSA Insured,
    Daily VRDN and Put, 3.47%, 7/01/29 ..........................................................   $   2,900,000   $     2,900,000
a Puerto Rico Commonwealth Government Development Bank Revenue, Refunding,
    MBIA Insured, Weekly VRDN and Put, 3.41%, 12/01/15 ..........................................       2,909,000         2,909,000
                                                                                                                    ----------------
  TOTAL SHORT TERM INVESTMENTS (COST $5,809,000) ................................................                         5,809,000
                                                                                                                    ----------------
  TOTAL INVESTMENTS (COST $523,316,273) 98.3% ...................................................                       535,246,336
  OTHER ASSETS, LESS LIABILITIES 1.7% ...........................................................                         9,340,335
                                                                                                                    ----------------
  NET ASSETS 100.0% .............................................................................                   $   544,586,671
                                                                                                                    ================

See Selected Portfolio Abbreviations on page 176.

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 25

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                               AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 98.9%
  MUNICIPAL BONDS 98.9%
  ALABAMA 4.4%
  Alabama Water Pollution Control Authority Revenue, Revolving Fund Loan, Refunding,
    Series B, AMBAC Insured,
     4.625%, 8/15/13 ............................................................................   $   5,900,000   $     6,147,210
     4.125%, 2/15/14 ............................................................................       3,000,000         3,091,110
  East Alabama Health Care Authority Health Care Facilities Revenue, Tax Anticipation Bond,
    Series A, MBIA Insured,
     4.50%, 9/01/13 .............................................................................       1,925,000         1,993,799
     4.625%, 9/01/14 ............................................................................       2,010,000         2,086,239
     4.50%, 9/01/15 .............................................................................       2,100,000         2,161,887
  Huntsville Health Care Authority Revenue, Series A, MBIA Insured,
     5.00%, 6/01/17 .............................................................................       2,900,000         3,105,436
     Pre-Refunded, 4.80%, 6/01/13 ...............................................................       2,400,000         2,589,072
  Jefferson County GO, Capital Improvement wts., Series A, MBIA Insured, 5.00%, 4/01/17 .........       2,195,000         2,341,692
  Jefferson County Limited Obligation School wts. Revenue, Series A, 5.25%, 1/01/16 .............       2,000,000         2,164,900
  Sylacauga GO, wts., AMBAC Insured, Pre-Refunded, 5.50%, 6/01/12 ...............................         600,000           643,848
  University of Alabama General Revenue, Series A, MBIA Insured, 5.00%, 7/01/15 .................       4,070,000         4,380,989
                                                                                                                    ----------------
                                                                                                                         30,706,182
                                                                                                                    ----------------
  ARIZONA 4.5%
  Arizona Health Facilities Authority Revenue, Series A, 5.00%, 1/01/22 .........................       8,000,000         8,264,880
  Arizona School Facilities Board Revenue, Series B, FGIC Insured, 4.00%, 9/01/13 ...............       5,000,000         5,131,350
  Arizona State University COP, Research Infrastructure Projects, AMBAC Insured, 5.25%,
    9/01/16 .....................................................................................       2,505,000         2,725,214
  Glendale IDAR, John C Lincoln Health, Refunding, Series B, 5.00%, 12/01/18 ....................       5,605,000         5,630,615
  Maricopa County GO, School District No. 97, Deer Valley School Improvement, Series A,
    FGIC Insured, 4.75%, 7/01/12 ................................................................       4,000,000         4,223,320
  Maricopa County Hospital Revenue, Sun Health Corp., Refunding, 5.00%, 4/01/18 .................       2,000,000         2,002,280
  Mesa GO, Refunding, Series A, FGIC Insured, 4.20%, 7/01/16 ....................................         715,000           729,593
  Tempe Arizona IDA Lease Revenue, State University Foundation, AMBAC Insured, 4.00%,
     7/01/14 ....................................................................................       1,110,000         1,137,850
     7/01/15 ....................................................................................       1,000,000         1,018,490
     7/01/16 ....................................................................................       1,000,000         1,014,460
                                                                                                                    ----------------
                                                                                                                         31,878,052
                                                                                                                    ----------------
  ARKANSAS 1.3%
  Arkansas State Development Finance Authority Revenue, State Agencies Facilities,
  Corrections,
    Series B, FSA Insured, 5.00%,
     11/01/17 ...................................................................................       1,955,000         2,126,356
     11/01/19 ...................................................................................       2,065,000         2,221,093
  Conway Hospital Revenue, Conway Regional Medical Improvement, Refunding, Series A,
    6.20%, 8/01/17 ..............................................................................       1,105,000         1,149,322
  University of Arkansas University Revenues,
     Construction, University of Arkansas for Medical Sciences Campus, Refunding, Series A,
       MBIA Insured, 5.00%, 11/01/16 ............................................................       1,000,000         1,078,550
     Student Fee University of Arkansas at Fort Smith, FSA Insured, 4.75%, 12/01/15 .............       2,295,000         2,400,065
                                                                                                                    ----------------
                                                                                                                          8,975,386
                                                                                                                    ----------------


26 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                               AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA 5.4%
  California State Department of Water Resources Power Supply Revenue, Series A,
    Pre-Refunded, 5.125%, 5/01/18 ...............................................................   $   3,000,000   $     3,252,510
  California State GO,
     Refunding, 5.00%, 2/01/17 ..................................................................       3,000,000         3,158,100
     Various Purpose, 5.25%, 11/01/17 ...........................................................      10,000,000        10,760,200
  Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue, Asset-Backed, ETM,
    5.00%, 6/01/12 ..............................................................................       1,500,000         1,601,055
  Los Angeles Department of Water and Power Waterworks Revenue, Series B, MBIA Insured,
    4.25%, 7/01/17 ..............................................................................       6,530,000         6,676,142
  Los Angeles USD, GO, Series A, MBIA Insured,
     4.125%, 7/01/15 ............................................................................       2,500,000         2,570,775
     4.25%, 7/01/16 .............................................................................       2,500,000         2,574,950
  San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, Capital Appreciation,
    Refunding, Series A, 5.65%, 1/15/17 .........................................................       3,000,000         3,146,880
  Tulare Joint UHSD, GO, Election of 2004, Series A, MBIA Insured, 5.00%, 8/01/16 ...............       2,870,000         3,160,042
  Val Verde USD, COP, FGIC Insured, ETM, 5.00%, 1/01/15 .........................................       1,000,000         1,095,850
                                                                                                                    ----------------
                                                                                                                         37,996,504
                                                                                                                    ----------------
  COLORADO 2.9%
  Adams County PCR, Public Service Co. of Colorado Project, Refunding, Series A, MBIA
  Insured,
    4.375%, 9/01/17 .............................................................................      17,000,000        17,534,140
  Denver City and County COP, Series B, AMBAC Insured, Pre-Refunded, 5.75%, 12/01/16 ............       3,000,000         3,241,890
                                                                                                                    ----------------
                                                                                                                         20,776,030
                                                                                                                    ----------------
  FLORIDA 8.8%
  Broward County School Board COP, Series A, FSA Insured, 5.00%, 7/01/16 ........................       5,915,000         6,370,041
  Collier County Capital Improvement Revenue, FGIC Insured, 4.60%, 10/01/13 .....................       1,000,000         1,041,160
  Collier County School Board COP, FSA Insured, 5.00%, 2/15/22 ..................................       5,075,000         5,373,765
  Hillsborough County Capacity Assessment Special Assessment Revenue, Series 2006,
    FGIC Insured, 5.00%, 3/01/19 ................................................................       5,000,000         5,290,100
  Jacksonville Water and Sewer System Revenue, Series B, FSA Insured, 4.10%, 10/01/13 ...........       3,000,000         3,004,440
  Marion County Public Improvement Revenue, Refunding, MBIA Insured,
     4.20%, 12/01/12 ............................................................................       1,400,000         1,443,204
     4.30%, 12/01/13 ............................................................................       1,800,000         1,852,092
  Orange County School Board COP, Series B, FGIC Insured, 5.00%,
     8/01/18 ....................................................................................       5,150,000         5,503,960
     8/01/19 ....................................................................................       5,985,000         6,355,891
  Orlando Waste Water Services Revenue, Refunding, Series A, AMBAC Insured, 4.00%,
    10/01/14 ....................................................................................       5,000,000         5,080,950
  Palm Beach County School Board COP, Series E, MBIA Insured, 5.00%, 8/01/21 ....................       6,060,000         6,411,601
  South Miami Health Facilities Authority Hospital Revenue, Baptist Health South Florida
  Group,
    5.00%, 8/15/19 ..............................................................................       5,000,000         5,262,600
  Tampa Bay Water Utility System Revenue,
     FGIC Insured, Pre-Refunded, 5.75%, 10/01/15 ................................................       1,000,000         1,088,380
     Series B, FGIC Insured, Pre-Refunded, 4.75%, 10/01/15 ......................................       4,140,000         4,358,302
     Series B, FGIC Insured, Pre-Refunded, 4.75%, 10/01/16 ......................................       3,400,000         3,579,282
                                                                                                                    ----------------
                                                                                                                         62,015,768
                                                                                                                    ----------------


                                        Quarterly Statements of Investments | 27

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                               AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  GEORGIA 0.9%
  Atlanta Tax Allocation, Atlantic Station Project, Refunding, Assured Guaranty, 5.25%,
     12/01/20 ...................................................................................   $   1,500,000   $     1,626,135
     12/01/21 ...................................................................................       1,000,000         1,077,320
  Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center, 5.30%,
    12/01/13 ....................................................................................       1,020,000         1,026,987
  South Georgia Governmental Services Authority Revenue, FGIC Insured, 5.00%, 1/01/16 ...........       2,650,000         2,884,233
                                                                                                                    ----------------
                                                                                                                          6,614,675
                                                                                                                    ----------------
  HAWAII 0.4%
  Hawaii State Department of Budget and Finance Special Purpose Revenue, Kaiser Permanente,
    Series A, ETM, 5.10%, 3/01/14 ...............................................................       2,500,000         2,571,900
                                                                                                                    ----------------
  ILLINOIS 3.1%

  Chicago Park District GO, Parking Revenues, Series A, FGIC Insured, Pre-Refunded, 4.125%,
    1/01/14 .....................................................................................       3,125,000         3,235,562
  Southwestern Illinois Development Authority Revenue, Local Government Program, Edwardsville
    Community, FSA Insured, 5.00%,
     12/01/18 ...................................................................................       6,000,000         6,536,520
     12/01/19 ...................................................................................      11,005,000        11,913,243
                                                                                                                    ----------------
                                                                                                                         21,685,325
                                                                                                                    ----------------
  KENTUCKY 0.4%
  Kentucky Economic Development Finance Authority Hospital System Revenue, Appalachian
    Regional Health Center Facility, Refunding and Improvement,
     5.70%, 10/01/10 ............................................................................       1,000,000         1,012,250
     5.75%, 10/01/11 ............................................................................       1,500,000         1,514,445
                                                                                                                    ----------------
                                                                                                                          2,526,695
                                                                                                                    ----------------
  LOUISIANA 4.7%
  Louisiana State Citizens Property Insurance Corp. Assessment Revenue, Series B,
    AMBAC Insured, 5.00%, 6/01/19 ...............................................................      20,000,000        21,383,000
a New Orleans GO, Radian Insured, 5.00%, 12/01/25 ...............................................       7,915,000         7,795,009
  St. John's Baptist Parish EDR, USX Corp. Project, Refunding, 5.35%, 12/01/13 ..................       4,000,000         4,099,320
                                                                                                                    ----------------
                                                                                                                         33,277,329
                                                                                                                    ----------------
  MARYLAND 2.3%
  Maryland State EDC Student Housing Revenue, University of Maryland College Park Projects,
    Refunding, CIFG Insured, 5.00%,
     6/01/19 ....................................................................................       1,445,000         1,536,367
     6/01/20 ....................................................................................       1,000,000         1,059,560
  Maryland State Health and Higher Educational Facilities Authority Revenue,
     Doctors Community Hospital, Refunding, Series A, 5.00%, 7/01/20 ............................       6,000,000         5,961,060
     Peninsula Regional Medical Center, 5.00%, 7/01/18 ..........................................       1,600,000         1,690,112
     Peninsula Regional Medical Center, 5.00%, 7/01/19 ..........................................       1,430,000         1,497,954
     Peninsula Regional Medical Center, 5.00%, 7/01/20 ..........................................       1,000,000         1,040,260
     Western Maryland Health, Refunding, Series A, MBIA Insured, 5.00%, 1/01/19 .................       3,020,000         3,241,789
                                                                                                                    ----------------
                                                                                                                         16,027,102
                                                                                                                    ----------------


28 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                               AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MASSACHUSETTS 1.3%
  Massachusetts State Development Finance Agency Resource Recovery Revenue,
    Waste Management Inc. Project, Mandatory Put 12/01/09, Series A, 6.90%, 12/01/29 ............   $   3,000,000   $     3,143,070
  Massachusetts State Development Finance Agency Revenue, Loomis Community Project,
    first mortgage, Refunding, Series A, 5.50%, 7/01/08 .........................................         535,000           537,969
  Massachusetts State Industrial Finance Agency Resource Recovery Revenue, Ogden Haverhill
    Project, Refunding, Series A,
     5.15%, 12/01/07 ............................................................................       2,000,000         2,000,000
     5.20%, 12/01/08 ............................................................................       2,000,000         2,010,500
  Massachusetts State Industrial Finance Agency Revenue, D'Youville Senior Care, 5.50%,
    10/01/12 ....................................................................................       1,745,000         1,787,735
                                                                                                                    ----------------
                                                                                                                          9,479,274
                                                                                                                    ----------------
  MICHIGAN 9.1%
  Battle Creek Downtown Development Authority Tax Allocation, MBIA Insured, Pre-Refunded,
    5.00%, 5/01/17 ..............................................................................       3,295,000         3,317,999
  Detroit GO, Series B, FSA Insured, 5.00%,
     4/01/18 ....................................................................................       2,635,000         2,833,336
     4/01/19 ....................................................................................       2,515,000         2,689,566
  Ferris State University Revenue, General,
     AMBAC Insured, Pre-Refunded, 5.00%, 10/01/18 ...............................................         520,000           522,870
     Refunding, AMBAC Insured, 5.00%, 10/01/18 ..................................................       2,120,000         2,127,187
  Garden City School District GO, Refunding, FSA Insured, 5.00%,
     5/01/15 ....................................................................................       1,250,000         1,366,238
     5/01/18 ....................................................................................       1,455,000         1,553,183
  Jackson Public Schools GO, School Building and Site, Refunding, FSA Insured, 5.00%,
     5/01/16 ....................................................................................       1,925,000         2,063,100
     5/01/17 ....................................................................................       2,025,000         2,161,931
  Michigan Municipal Bond Authority Department of Treasury Revenue, Local Government Loan
    Program, Group A, Series B, AMBAC Insured, 5.00%, 12/01/17 ..................................       1,000,000         1,091,520
  Michigan Municipal Bond Authority Revenue,
     Local Government Loan Project, Series B, Group A, AMBAC Insured, 5.00%, 12/01/18 ...........       1,000,000         1,084,060
     School District City of Detroit, FSA Insured, 5.00%, 6/01/17 ...............................      10,000,000        10,742,000
  Michigan State Hospital Finance Authority Revenue, Ascension Health Credit, Series A,
    MBIA Insured, Pre-Refunded, 6.00%, 11/15/13 .................................................       1,200,000         1,273,872
  Michigan Tobacco Settlement Finance Authority Revenue, Tobacco Settlement Asset,
    Senior Series A, 5.25%, 6/01/22 .............................................................      10,000,000         9,703,900
  Roseville School District GO, School Building and Site, Refunding, FSA Insured, 5.00%,
    5/01/19 .....................................................................................       2,275,000         2,442,690
  Saginaw-Midland Municipal Water Supply Corp. Revenue GO, Water Supply System,
    Refunding, MBIA Insured, 4.25%, 9/01/13 .....................................................       1,245,000         1,291,700
  South Lyon Community Schools GO, Refunding,
     FGIC Insured, 5.00%, 5/01/16 ...............................................................       3,040,000         3,323,176
     FSA Insured, 5.00%, 5/01/17 ................................................................       4,385,000         4,739,352


                                        Quarterly Statements of Investments | 29

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                               AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MICHIGAN (CONTINUED)
  Wayne-Westland Community Schools GO, Refunding,
     4.50%, 5/01/12 .............................................................................   $   1,035,000   $     1,081,192
     4.625%, 5/01/13 ............................................................................       1,095,000         1,157,371
     FSA Insured, 5.00%, 5/01/16 ................................................................       2,825,000         3,054,051
  Western Townships Utilities Authority GO, Refunding, MBIA Insured, 4.75%, 1/01/17 .............       4,290,000         4,375,500
                                                                                                                    ----------------
                                                                                                                         63,995,794
                                                                                                                    ----------------
  MINNESOTA 3.5%
  Chaska ISD No. 112 GO, Refunding, Series A,
     5.00%, 2/01/16 .............................................................................       4,000,000         4,114,960
     FSA Insured, 4.00%, 2/01/14 ................................................................       2,060,000         2,100,232
  Minneapolis GO, Various Purpose, 5.00%, 12/01/17 ..............................................       3,000,000         3,152,490
  Minneapolis Special School District No. 001 COP, Refunding, Series B, FGIC Insured, 4.625%,
    2/01/17 .....................................................................................       1,000,000         1,026,070
  Mounds View ISD No. 621 GO, MBIA Insured, 5.00%,
     2/01/14 ....................................................................................       2,340,000         2,479,183
     2/01/15 ....................................................................................       2,425,000         2,562,522
     2/01/16 ....................................................................................       2,460,000         2,591,708
  Ramsey County GO, Capital Improvement Plan, Series A, 4.75%, 2/01/15 ..........................       2,215,000         2,315,893
  Robbinsdale ISD No. 281 GO, Refunding, FSA Insured,
     4.00%, 2/01/13 .............................................................................       2,070,000         2,116,058
     4.125%, 2/01/14 ............................................................................       2,175,000         2,228,766
                                                                                                                    ----------------
                                                                                                                         24,687,882
                                                                                                                    ----------------
  MISSOURI 3.9%
  Hannibal IDA Health Facilities Revenue, Refunding, 5.00%, 3/01/19 .............................       1,675,000         1,649,423
  Jackson County Reorganized School District No. 7 Lees Summit GO, School Building,
    MBIA Insured, 5.00%, 3/01/16 ................................................................       2,000,000         2,142,400
  Lake of the Ozarks Community Bridge Corp. Bridge System Revenue,
     Pre-Refunded, 5.00%, 12/01/08 ..............................................................       1,000,000         1,000,000
     Refunding, 5.00%, 12/01/08 .................................................................       1,060,000         1,066,286
  Missouri Joint Municipal Electric Utility Commission Power Project Revenue, Plum Point Project,
    MBIA Insured, 5.00%,
     1/01/17 ....................................................................................       1,500,000         1,624,080
     1/01/19 ....................................................................................       1,000,000         1,070,520
  Southeast Missouri State University System Facilities Revenue, Refunding and Improvement,
    MBIA Insured,
     4.375%, 4/01/12 ............................................................................         335,000           345,804
     4.50%, 4/01/14 .............................................................................         545,000           562,102
     4.60%, 4/01/15 .............................................................................       1,360,000         1,402,595
     4.70%, 4/01/16 .............................................................................       1,165,000         1,201,790
  Springfield Public Utility Revenue, FGIC Insured, 4.50%, 8/01/21 ..............................      15,245,000        15,528,862
                                                                                                                    ----------------
                                                                                                                         27,593,862
                                                                                                                    ----------------


30 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                               AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEVADA 0.7%
  Clark County School District GO, Refunding, Series A, MBIA Insured, 4.50%, 6/15/19 ............   $   5,000,000   $     5,247,900
                                                                                                                    ----------------
  NEW JERSEY 4.3%
  Gloucester County Improvement Authority Solid Waste Resource Recovery Revenue,
    Waste Management Inc. Project, Mandatory Put 12/01/09, Refunding, Series A, 6.85%,
     12/01/29 ...................................................................................       2,625,000         2,750,265
  Hudson County Improvement Authority Solid Waste Systems Revenue, Refunding, Series 1,
    5.90%, 1/01/15 ..............................................................................         805,000           811,182
  New Jersey State COP, Equipment Lease Purchase, Series A, AMBAC Insured, 5.00%,
    6/15/17 .....................................................................................       5,000,000         5,355,900
  New Jersey State Transportation Trust Fund Authority Revenue, Transportation System,
     Refunding, Series C, FSA Insured, 4.50%, 12/15/10 ..........................................      10,000,000        10,366,400
     Series D, FSA Insured, 5.00%, 6/15/19 ......................................................       5,630,000         6,015,430
     Series D, FSA Insured, Pre-Refunded, 5.00%, 6/15/19 ........................................       4,370,000         4,797,430
                                                                                                                    ----------------
                                                                                                                         30,096,607
                                                                                                                    ----------------
  NEW YORK 12.9%
  Liverpool Central School District GO, Refunding, FSA Insured, 5.00%, 7/15/14 ..................       1,560,000         1,665,643
  Long Island Power Authority Electric System Revenue, General,
     Refunding, Series A, FGIC Insured, 5.00%, 12/01/19 .........................................       7,000,000         7,510,020
     Series E, FGIC Insured, 5.00%, 12/01/18 ....................................................       8,500,000         9,203,205
  MTA Commuter Facilities Revenue, Services Contract, Series R, ETM, 5.50%, 7/01/11 .............       2,215,000         2,264,970
  MTA Revenue, Transportation,
     Series A, FSA Insured, 5.00%, 11/15/20 .....................................................       5,000,000         5,428,200
     Series C, 5.00%, 11/15/16 ..................................................................       1,150,000         1,247,440
     Series F, 5.00%, 11/15/15 ..................................................................       1,250,000         1,352,900
  MTA Transit Facilities Revenue, Series A, Pre-Refunded, 6.00%, 7/01/15 ........................       1,500,000         1,565,265
  New York City GO,
     Refunding, Series C, MBIA Insured, 5.875%, 8/01/16 .........................................           5,000             5,349
     Refunding, Series H, 5.00%, 8/01/17 ........................................................       4,330,000         4,583,175
     Series C, MBIA Insured, Pre-Refunded, 5.875%, 8/01/16 ......................................       1,245,000         1,342,185
   a Series D1, 5.00%, 12/01/21 .................................................................       5,000,000         5,281,750
     Series F, 4.75%, 1/15/16 ...................................................................       3,000,000         3,115,620
     Series H, 5.00%, 8/01/16 ...................................................................       3,000,000         3,189,840
     Series I, 5.00%, 8/01/18 ...................................................................      10,000,000        10,525,000
     Series O, 5.00%, 6/01/19 ...................................................................       5,000,000         5,267,850
  New York City Transitional Finance Authority Revenue, Series C, 4.50%, 2/15/13 ................       4,500,000         4,695,345
  New York State Dormitory Authority Revenue, Mortgage, St. Barnabas, Series B, FHA Insured,
    4.25%, 8/01/14 ..............................................................................       2,355,000         2,420,987
  New York State Dormitory Authority Revenues, Mental Health Services Facilities Improvement,
    Refunding, Series D, MBIA Insured, 5.00%, 8/15/17 ...........................................       2,000,000         2,036,920
  New York State Energy Research and Development Authority PCR, New York State Electric and
    Gas, MBIA Insured, 4.10%, 3/15/15 ...........................................................       7,000,000         7,104,790
  New York State Thruway Authority General Revenue, Refunding, Series H, FGIC Insured, 5.00%,
    1/01/22 .....................................................................................      10,000,000        10,719,200
                                                                                                                    ----------------
                                                                                                                         90,525,654
                                                                                                                    ----------------


                                        Quarterly Statements of Investments | 31

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                               AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NORTH CAROLINA 5.4%
  Asheville Water System Revenue, FSA Insured, Pre-Refunded, 5.25%,
     8/01/15 ....................................................................................   $     915,000   $       977,879
     8/01/17 ....................................................................................       1,020,000         1,090,094
     8/01/19 ....................................................................................       1,030,000         1,100,782
  Charlotte Water and Sewer System Revenue, 5.00%, 6/01/16 ......................................       4,000,000         4,225,480
  Charlotte-Mecklenburg Hospital Authority Health Care System Revenue, Carolinas Healthcare
    System, Series A, FSA Insured, 5.00%, 1/15/22 ...............................................      10,000,000        10,491,900
  North Carolina Eastern Municipal Power Agency Power System Revenue,
     Refunding, Series D, 6.00%, 1/01/09 ........................................................         400,000           404,988
     Series D, 6.45%, 1/01/14 ...................................................................       1,000,000         1,058,870
  North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue, Refunding, Series B,
    6.50%, 1/01/09 ..............................................................................       5,000,000         5,155,250
  North Carolina State GO, Vehicle, MBIA Insured, 5.00%, 3/01/19 ................................       5,000,000         5,414,900
  Rutherford County COP, Refunding, AMBAC Insured, 5.00%, 9/01/17 ...............................       1,275,000         1,348,529
  Wake County GO, Public Improvement, 4.50%, 3/01/14 ............................................       6,400,000         6,685,696
                                                                                                                    ----------------
                                                                                                                         37,954,368
                                                                                                                    ----------------
  OHIO 4.6%
  Akron GO, Various Purpose, Refunding and Improvement, MBIA Insured, 4.125%,
    12/01/14 ....................................................................................       1,000,000         1,026,540
  Allen County GO, Refunding, AMBAC Insured, 4.75%, 12/01/17 ....................................       2,180,000         2,282,983
  Buckeye Tobacco Settlement Financing Authority Revenue, Asset-Backed, Senior Current
    Interest Turbo Term Bond, Series A-2, 5.375%, 6/01/24 .......................................       5,000,000         4,858,950
  Cleveland Municipal School District GO, FSA Insured, 5.00%,
     12/01/14 ...................................................................................       1,915,000         2,081,605
     12/01/15 ...................................................................................       1,510,000         1,633,171
     12/01/16 ...................................................................................       1,400,000         1,507,478
  Franklin County Health Care Facilities Revenue, Presbyterian Retirement Services, Refunding,
     5.25%, 7/01/08 .............................................................................         575,000           577,875
     5.40%, 7/01/10 .............................................................................         775,000           786,819
     5.50%, 7/01/11 .............................................................................         500,000           507,790
  Lake Local School District Wood County GO, MBIA Insured,
     5.20%, 12/01/17 ............................................................................         375,000           398,779
     Pre-Refunded, 5.20%, 12/01/17 ..............................................................       2,190,000         2,368,660
  Lakewood City School District GO, School Improvement, Refunding, FSA Insured, 4.50%,
    12/01/22 ....................................................................................       2,900,000         2,958,493
  Mahoning County Sewer System Revenue, AMBAC Insured, 5.20%, 12/01/14 ..........................       1,360,000         1,435,738
  Mason City School District GO, School Improvement, Refunding, FGIC Insured, 5.00%,
    12/01/15 ....................................................................................       2,670,000         2,921,701
  Nordonia Hills City School District GO, School Improvement, Refunding, FGIC Insured, 4.50%,
    12/01/21 ....................................................................................       2,360,000         2,414,327
  University of Akron General Receipts Revenue, FGIC Insured, Pre-Refunded, 5.75%,
    1/01/14 .....................................................................................       2,000,000         2,120,140
  Westerville City School District GO, Refunding, MBIA Insured, 5.00%, 12/01/18 .................       1,000,000         1,067,980
  Youngstown GO, AMBAC Insured, 6.125%, 12/01/15 ................................................       1,275,000         1,435,051
                                                                                                                    ----------------
                                                                                                                         32,384,080
                                                                                                                    ----------------


32 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                               AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  OKLAHOMA 0.2%
  Okmulgee County Governmental Building Authority Sales Tax Revenue, first mortgage,
    MBIA Insured, Pre-Refunded,
     5.60%, 3/01/10 .............................................................................   $     620,000   $       632,034
     6.00%, 3/01/15 .............................................................................         700,000           718,389
                                                                                                                    ----------------
                                                                                                                          1,350,423
                                                                                                                    ----------------
  OREGON 2.1%
  Oregon State Department of Administrative Services COP, Series A, FGIC Insured, 5.00%,
    11/01/19 ....................................................................................       2,340,000         2,511,967
  Portland Sewer System Revenue, second lien, Series B, MBIA Insured, 5.00%,
     6/15/18 ....................................................................................       3,135,000         3,387,838
     6/15/19 ....................................................................................       3,290,000         3,535,533
  Salem Water and Sewer Revenue,
     MBIA Insured, 4.10%, 6/01/16 ...............................................................       1,035,000         1,056,424
     Refunding, FSA Insured, 4.375%, 6/01/11 ....................................................       2,160,000         2,238,084
     Refunding, FSA Insured, 4.50%, 6/01/12 .....................................................       2,250,000         2,357,955
                                                                                                                    ----------------
                                                                                                                         15,087,801
                                                                                                                    ----------------
  PENNSYLVANIA 0.7%
  Allegheny County IDAR, Pollution Control, Refunding, Series A, AMBAC Insured, 4.35%,
    12/01/13 ....................................................................................       5,000,000         5,167,700
                                                                                                                    ----------------
  SOUTH CAROLINA 1.2%
  Charleston County Resource Recovery Revenue, Foster Wheeler Charleston, Refunding,
    AMBAC Insured, 5.25%, 1/01/10 ...............................................................       1,000,000         1,033,040
  Rock Hill Utility System Revenue, Refunding and Improvement, Series A, FSA Insured, 4.00%,
    1/01/14 .....................................................................................       2,000,000         2,047,000
  Scago Educational Facilities Corp. for Pickens School District Revenue, Pickens County Project,
    FSA Insured, 5.00%, 12/01/18 ................................................................       5,000,000         5,351,000
                                                                                                                    ----------------
                                                                                                                          8,431,040
                                                                                                                    ----------------
  TENNESSEE 2.6%
  Tennessee Energy Acquisition Corp. Gas Revenue, Series C, 5.00%, 2/01/22 ......................      15,000,000        14,938,800
  Tennessee State School Board Authority Revenue, Higher Educational Facilities, Second
    Program, Series A, FSA Insured, Pre-Refunded, 5.00%, 5/01/13 ................................       3,425,000         3,661,804
                                                                                                                    ----------------
                                                                                                                         18,600,604
                                                                                                                    ----------------
  TEXAS 5.6%
  Dallas Waterworks and Sewer System Revenue, Refunding, AMBAC Insured, 4.50%,
    10/01/19 ....................................................................................      10,000,000        10,312,100
  Edgewood ISD Bexar County GO, Series A, 5.00%,
     2/15/16 ....................................................................................       1,225,000         1,310,971
     2/15/17 ....................................................................................       1,285,000         1,369,322
  Harris County Hospital District Revenue, senior lien, Refunding, Series A, MBIA Insured,
    5.00%, 2/15/22 ..............................................................................       4,165,000         4,368,085
  Houston Hotel Occupancy Tax and Special Revenue, Convention and Entertainment, Series B,
    AMBAC Insured, 5.00%, 9/01/11 ...............................................................       6,000,000         6,338,400


                                        Quarterly Statements of Investments | 33

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                               AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  TEXAS (CONTINUED)
  Laredo ISD Public Facility Corp. Lease Revenue,
     Series A, AMBAC Insured, 5.00%, 8/01/15 ....................................................   $   1,000,000   $     1,043,320
     Series C, AMBAC Insured, 5.00%, 8/01/19 ....................................................       1,000,000         1,039,160
  Port Corpus Christi Nueces County General Revenue, Union Pacific, Refunding, 5.35%,
    11/01/10 ....................................................................................       2,500,000         2,521,425
  Travis County Health Facilities Development Corp. Revenue, Ascension Health Credit, Series A,
    MBIA Insured, Pre-Refunded, 6.25%, 11/15/17 .................................................       1,500,000         1,597,890
  Tyler Health Facilities Development Corp. Hospital Revenue, East Texas Medical Center,
    Refunding and Improvement, Series A, 5.25%,
     11/01/22 ...................................................................................       5,000,000         4,974,200
     11/01/23 ...................................................................................       5,000,000         4,915,100
                                                                                                                    ----------------
                                                                                                                         39,789,973
                                                                                                                    ----------------
  UTAH 0.4%
  Salt Lake County College Revenue, Refunding, 5.00%, 10/01/19 ..................................       2,585,000         2,635,097
                                                                                                                    ----------------
  WASHINGTON 0.5%
  King County School District No. 406 South Central GO, Refunding, FSA Insured, 5.00%,
    12/01/16 ....................................................................................       3,000,000         3,236,310
                                                                                                                    ----------------
  WEST VIRGINIA 0.0% b
  West Virginia Public Energy Authority Energy Revenue, Morgantown Assn. Project, Series A,
    5.05%, 7/01/08 ..............................................................................         180,000           180,155
                                                                                                                    ----------------
  U.S. TERRITORY 0.8%
  VIRGIN ISLANDS 0.8%
  Virgin Islands PFAR, senior lien, Refunding, Series A, 5.30%, 10/01/11 ........................       4,000,000         4,087,640
  Virgin Islands Water and Power Authority Water System Revenue, Refunding, 5.00%,
    7/01/09 .....................................................................................       1,545,000         1,577,260
                                                                                                                    ----------------
                                                                                                                          5,664,900
                                                                                                                    ----------------
  TOTAL LONG TERM INVESTMENTS (COST $682,027,834) ...............................................                       697,160,372
                                                                                                                    ----------------
  SHORT TERM INVESTMENTS 1.5%
  MUNICIPAL BONDS 1.5%
  ALABAMA 0.5%
c Jefferson County Sewer Revenue, wts., Refunding, Series B-2, XLCA Insured, Weekly VRDN and
    Put, 3.61%, 2/01/42 .........................................................................       3,500,000         3,500,000
                                                                                                                    ----------------
  COLORADO 0.1%
c Colorado Educational and Cultural Facilities Authority Revenue, National Jewish Federation
    Bond Program, Series A-7, Daily VRDN and Put, 3.60%, 7/01/29 ................................         480,000           480,000
                                                                                                                    ----------------
  FLORIDA 0.3%
c Orange County School Board COP, Series C, MBIA Insured, Daily VRDN and Put, 3.50%,
    8/01/22 .....................................................................................       1,800,000         1,800,000
                                                                                                                    ----------------
  GEORGIA 0.3%
c Atlanta Downtown Development Authority Revenue, Underground Atlanta Project, Refunding,
    AMBAC Insured, Weekly VRDN and Put, 3.59%, 10/01/16 .........................................       2,295,000         2,295,000
                                                                                                                    ----------------


34 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                               AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MARYLAND 0.0% b
c Maryland State EDC Revenue, Multi-Modal, U.S. Pharmacopeial, AMBAC Insured, Daily VRDN
    and Put, 3.62%, 7/01/36 .....................................................................   $     300,000   $       300,000
                                                                                                                    ----------------
  MASSACHUSETTS 0.0% b
c Massachusetts State Health and Educational Facilities Authority Revenue, Capital Asset
    Program, Series D, MBIA Insured, Daily VRDN and Put, 3.50%, 1/01/35 .........................         100,000           100,000
                                                                                                                    ----------------
  MISSOURI 0.3%
c Missouri State Health and Educational Facilities Authority Educational Authority Revenue,
    St. Louis University, Refunding, Series A, MBIA Insured, Daily VRDN and Put, 3.61%,
      10/01/35 ..................................................................................       1,600,000         1,600,000
c Missouri State Health and Educational Facilities Authority Educational Facilities Revenue,
    Washington University, Series B, Daily VRDN and Put, 3.65%, 2/15/33 .........................         450,000           450,000
                                                                                                                    ----------------
                                                                                                                          2,050,000
                                                                                                                    ----------------
  TOTAL SHORT TERM INVESTMENTS (COST $10,525,000) ...............................................                        10,525,000
                                                                                                                    ----------------
  TOTAL INVESTMENTS (COST $692,552,834) 100.4% ..................................................                       707,685,372
  OTHER ASSETS, LESS LIABILITIES (0.4)% .........................................................                        (3,166,835)
                                                                                                                    ----------------
  NET ASSETS 100.0% .............................................................................                   $   704,518,537
                                                                                                                    ================

See Selected Portfolio Abbreviations on page 176.

a A portion or all of the security purchased on a when-issued or delayed delivery basis.

b Rounds to less than 0.1% of net assets.

c Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 35

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND                                                    AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 68.8%
  MUNICIPAL BONDS 68.8%
  ALABAMA 0.9%
  Etowah County Board of Education Special Tax, School wts., Refunding, FSA Insured,
    2.60%, 9/01/08 ..............................................................................   $     250,000   $       248,270
                                                                                                                    ----------------
  CALIFORNIA 3.9%
  Southern California Public Power Authority Natural Gas Project Revenue, Project No. 1,
    Series A, 5.00%, 11/01/15 ...................................................................       1,000,000         1,033,580
                                                                                                                    ----------------
  COLORADO 1.5%
  Strasburg School District No. 31J GO, MBIA Insured, zero cpn.,
     12/01/07 ...................................................................................         220,000           220,000
     12/01/08 ...................................................................................         170,000           164,314
                                                                                                                    ----------------
                                                                                                                            384,314
                                                                                                                    ----------------
  INDIANA 2.0%
  Avon Community School Building Corp. Revenue, First Management, AMBAC Insured, 4.25%,
    1/15/11 .....................................................................................         520,000           533,395
                                                                                                                    ----------------
  KANSAS 2.0%
  Junction City COP, Radian Insured, 4.00%,
     9/01/09 ....................................................................................         215,000           214,952
     9/01/10 ....................................................................................         310,000           309,188
                                                                                                                    ----------------
                                                                                                                            524,140
                                                                                                                    ----------------
  LOUISIANA 3.9%
  Louisiana State Citizens Property Insurance Corp. Assessment Revenue, Series B,
    AMBAC Insured, 5.00%, 6/01/09 ...............................................................       1,000,000         1,025,230
                                                                                                                    ----------------
  MISSOURI 0.9%
  Platte County COP, Public Improvements, 2.40%, 10/01/08 .......................................         200,000           197,962
  Springfield COP, Enterprise System Project, 3.85%, 2/01/08 ....................................          50,000            50,036
                                                                                                                    ----------------
                                                                                                                            247,998
                                                                                                                    ----------------
  NEVADA 1.8%
  Henderson Local ID Special Assessment, No. T-6, Limited Obligation, Refunding, Senior
    Series A, FSA Insured, 2.85%, 11/01/09 ......................................................         270,000           267,311
  Washoe County Improvement Bonds, Refunding, FSA Insured, 2.50%, 11/01/08 ......................         195,000           193,061
                                                                                                                    ----------------
                                                                                                                            460,372
                                                                                                                    ----------------
  NEW YORK 8.8%
  New York State Dormitory Authority Revenues,
     Non-State Supported Debt, Aids Long Term Health Care Facility, Refunding, 5.00%,
        11/01/11 ................................................................................         750,000           776,812
   a Non-State Supported Debt, Manhattan College, Series B, Radian Insured, 5.00%,
        7/01/13 .................................................................................         500,000           513,590
     The New York and Presbyterian Hospital, Mortgage, Refunding, Series A, FHA Insured,
        5.00%, 8/15/09 ..........................................................................         750,000           771,180
  New York State Urban Development Corp. Revenue, State Personal Income Tax, Series C-1
    Empire State, 2.80%, 12/15/09 ...............................................................         245,000           242,156
                                                                                                                    ----------------
                                                                                                                          2,303,738
                                                                                                                    ----------------


36 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND                                                    AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  OHIO 4.1%
  Franklin County Hospital Revenue, Hospital Corp., Refunding, Series C, MBIA Insured, 2.50%,
    5/15/08 .....................................................................................   $     500,000   $       497,470
  Ohio State Higher Educational Facility Revenue, Otterbein College 2007 Project, CIFG Insured,
    4.50%, 12/01/11 .............................................................................         210,000           217,913
  Stark County GO, Sewage System, Refunding, AMBAC Insured, 2.50%, 12/01/08 .....................         370,000           365,919
                                                                                                                    ----------------
                                                                                                                          1,081,302
                                                                                                                    ----------------
  OREGON 0.4%
  Lake County School District No. 014 GO, Refunding, FSA Insured, 2.50%, 1/15/08 ................         105,000           104,841
                                                                                                                    ----------------
  PENNSYLVANIA 0.9%
  Pittsburgh Water and Sewer Authority Revenue, Refunding, FSA Insured, 2.65%, 9/01/08 ..........         250,000           248,343
                                                                                                                    ----------------
  SOUTH DAKOTA 1.4%
  South Dakota HDA Revenue, Series D, 2.90%, 5/01/09 ............................................         365,000           361,708
                                                                                                                    ----------------
  TEXAS 9.7%
  Brock ISD, GO, Capital Appreciation, zero cpn., 8/15/16 .......................................         460,000           324,332
  Denton ISD, GO, Unlimited Tax School Building Bonds, Premium Capital Appreciation Bonds,
    Series 2007, zero cpn., 8/15/08 .............................................................         500,000           488,195
  Harris County Hospital District Revenue, senior lien, Refunding, Series A, MBIA Insured,
    5.00%, 2/15/12 ..............................................................................         745,000           786,124
  Lubbock Educational Facilities Authority Revenue, Lubbock Christian, Refunding and
    Improvement, 4.50%, 11/01/10 ................................................................         395,000           400,029
  San Antonio Water Revenue, System, Series A, FSA Insured, 5.50%, 5/15/13 ......................         500,000           542,535
                                                                                                                    ----------------
                                                                                                                          2,541,215
                                                                                                                    ----------------
  UTAH 0.7%
  Davis County Sales Tax Revenue, Series B, AMBAC Insured, 2.55%, 10/01/08 ......................         180,000           178,412
                                                                                                                    ----------------
  VIRGINIA 1.8%
  Virginia State Public School Authority Revenue, School Financing 1997, Refunding, Series C,
    5.00%, 8/01/08 ..............................................................................         455,000           460,132
                                                                                                                    ----------------
  WASHINGTON 12.9%
  Energy Northwest Electric Revenue, Project 1, Refunding, Series A, 5.00%, 7/01/11 .............         375,000           395,917
  Snohomish County School District No. 2 Everett GO, Refunding, FGIC Insured, 5.00%,
    12/01/14 ....................................................................................         250,000           271,618
  Washington State GO, Motor Vehicle Tax, Series F, AMBAC Insured, zero cpn., 12/01/09 ..........       1,000,000           931,290
  Washington State Health Care Facilities Authority Revenue, Kadlec Medical Center, Series A,
    Assured Guaranty, 5.00%, 12/01/10 ...........................................................       1,000,000         1,042,790
  Washington State Higher Education Facilities Authority Revenue, University of Puget Sound
    Project, Mandatory Put 4/01/08, Refunding, 5.00%, 10/01/30 ..................................         750,000           754,095
                                                                                                                    ----------------
                                                                                                                          3,395,710
                                                                                                                    ----------------
  WYOMING 2.0%
  Sweetwater County Improvement Project Powers Board Lease Revenue, MBIA Insured, 5.00%,
    12/15/10 ....................................................................................         500,000           523,120
                                                                                                                    ----------------


                                        Quarterly Statements of Investments | 37

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND                                                    AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  U.S. TERRITORIES 9.2%
  GUAM 0.9%
  Guam International Airport Authority Revenue, Series A, MBIA Insured, 2.375%, 10/01/08 ........   $     240,000   $       236,952
                                                                                                                    ----------------
  PUERTO RICO 8.3%
  Puerto Rico Commonwealth GO, Public Improvement, Mandatory Put 7/01/08, Refunding,
    Series C, MBIA Insured, 5.00%, 7/01/28 ......................................................         660,000           666,217
  Puerto Rico Commonwealth Government Development Bank Revenue, senior notes, Series B,
    5.00%, 12/01/08 .............................................................................         950,000           963,452
  Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
    Financing Authority Revenue, Ana G. Mendez University System Project, 5.00%, 3/01/11 ........         545,000           558,206
                                                                                                                    ----------------
                                                                                                                          2,187,875
                                                                                                                    ----------------
  TOTAL U.S. TERRITORIES ........................................................................                         2,424,827
                                                                                                                    ----------------
  TOTAL LONG TERM INVESTMENTS (COST $17,989,469) ................................................                        18,080,647
                                                                                                                    ----------------
  SHORT TERM INVESTMENTS 32.5%
  MUNICIPAL BONDS 32.5%
  COLORADO 1.6%
b Colorado Educational and Cultural Facilities Authority Revenue, National Jewish Federation
    Bond Program, Series A-4, Daily VRDN and Put, 3.60%, 2/01/34 ................................         425,000           425,000
                                                                                                                    ----------------
  FLORIDA 13.8%
b Jacksonville Health Facilities Authority Hospital Revenue,
     Genesis Rehabilitation Hospital, Refunding, Daily VRDN and Put, 3.62%, 5/01/21 .............         300,000           300,000
     Series C, Daily VRDN and Put, 3.60%, 8/15/33 ...............................................         200,000           200,000
b Orange County School Board COP,
     Series B, FGIC Insured, Daily VRDN and Put, 3.50%, 8/01/32 .................................       1,900,000         1,900,000
     Series B, MBIA Insured, Daily VRDN and Put, 3.65%, 8/01/27 .................................         200,000           200,000
     Series C, MBIA Insured, Daily VRDN and Put, 3.50%, 8/01/22 .................................         620,000           620,000
b Pinellas County Health Facilities Authority Revenue, Pooled Hospital Loan Program, Refunding,
    AMBAC Insured, Daily VRDN and Put, 3.63%, 12/01/15 ..........................................         400,000           400,000
                                                                                                                    ----------------
                                                                                                                          3,620,000
                                                                                                                    ----------------
  KENTUCKY 0.7%
b Berea Educational Facilities Revenue, Series A, Daily VRDN and Put, 3.65%, 6/01/32 ............         200,000           200,000
                                                                                                                    ----------------
  MARYLAND 2.3%
b Maryland State EDC Revenue, U.S. Pharmacopeial Project, Refunding, Series A,
    AMBAC Insured, Daily VRDN and Put, 3.62%, 7/01/34 ...........................................         200,000           200,000
b Montgomery County GO, BAN, Public Improvement, Refunding, Series B, Daily VRDN and Put,
    3.60%, 6/01/26 ..............................................................................         400,000           400,000
                                                                                                                    ----------------
                                                                                                                            600,000
                                                                                                                    ----------------
  MASSACHUSETTS 6.5%
b Massachusetts State Health and Educational Facilities Authority Revenue,
     Capital Asset Program, Series D, MBIA Insured, Daily VRDN and Put, 3.50%, 1/01/35 ..........         600,000           600,000
     Capital Asset Program, Series E, Daily VRDN and Put, 3.56%, 1/01/35 ........................         900,000           900,000
b Massachusetts State Water Resources Authority Revenue, Multi-Modal, General, Refunding,
    Sub Series D, Daily VRDN and Put, 3.65%, 8/01/17 ............................................         200,000           200,000
                                                                                                                    ----------------
                                                                                                                          1,700,000
                                                                                                                    ----------------


38 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND                                                    AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MINNESOTA 0.4%
b Minneapolis and St. Paul Minnesota Housing and RDA Health Care System Revenue,
    Allina Health System, Series B-1, MBIA Insured, Daily VRDN and Put, 3.65%, 11/15/34 .........   $     100,000   $       100,000
                                                                                                                    ----------------
  MISSOURI 0.4%
b Missouri State Health and Educational Facilities Authority Educational Facilities Revenue,
    Washington University, Series B, Daily VRDN and Put, 3.65%, 2/15/33 .........................         100,000           100,000
                                                                                                                    ----------------
  NEW YORK 2.7%
b Monroe County IDA Civic Facility Revenue, St. John Fisher College Project, Radian Insured,
    Weekly VRDN and Put, 5.00%, 6/01/34 .........................................................         600,000           600,000
b Port Authority of New York and New Jersey Special Obligation Revenue, Versatile Structure,
    Series 2, Daily VRDN and Put, 3.43%, 5/01/19 ................................................         100,000           100,000
                                                                                                                    ----------------
                                                                                                                            700,000
                                                                                                                    ----------------
  VIRGINIA 3.0%
b Loudoun County IDAR, Howard Hughes Medical, Series E, Daily VRDN and Put, 3.50%,
    2/15/38 .....................................................................................         800,000           800,000
                                                                                                                    ----------------
  U.S. TERRITORY 1.1%
  PUERTO RICO 1.1%
b Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series A-3, FSA Insured,
    Daily VRDN and Put, 3.47%, 7/01/29 ..........................................................         300,000           300,000
                                                                                                                    ----------------
  TOTAL SHORT TERM INVESTMENTS (COST $8,545,000) ................................................                         8,545,000
                                                                                                                    ----------------
  TOTAL INVESTMENTS (COST $26,534,469) 101.3% ...................................................                        26,625,647
  OTHER ASSETS, LESS LIABILITIES (1.3)% .........................................................                          (336,419)
                                                                                                                    ----------------
  NET ASSETS 100.0% .............................................................................                   $    26,289,228
                                                                                                                    ================

See Selected Portfolio Abbreviations on page 176.

a A portion or all of the security purchased on a when-issued or delayed delivery basis.

b Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 39

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN FLORIDA INSURED TAX-FREE INCOME FUND                                                         AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 98.8%
  MUNICIPAL BONDS 98.8%
  FLORIDA 98.8%
  Alachua County School Board COP, AMBAC Insured, 5.00%, 7/01/20 ................................   $   1,000,000   $     1,037,150
  Broward County HFAR, FSA Insured,
     5.65%, 11/01/22 ............................................................................         405,000           407,353
     5.70%, 11/01/29 ............................................................................         225,000           226,278
  Broward County School Board COP,
     MBIA Insured, 5.00%, 7/01/28 ...............................................................       2,000,000         2,040,840
     Series A, FSA Insured, 5.00%, 7/01/22 ......................................................       2,000,000         2,068,400
     Series A, FSA Insured, 5.00%, 7/01/26 ......................................................       2,850,000         2,920,024
     Series A, FSA Insured, 5.00%, 7/01/30 ......................................................       2,000,000         2,054,460
  Cape Coral Water and Sewer Revenue, AMBAC Insured, 5.00%, 10/01/36 ............................       2,000,000         2,070,560
  Coral Gables Health Facilities Authority Hospital Revenue, Baptist Health South Florida,
    FSA Insured, Pre-Refunded, 5.00%, 8/15/29 ...................................................       1,500,000         1,635,975
  Dade County HFA, MFMR, Siesta Pointe Apartments, Series A, FSA Insured, 5.75%,
    9/01/29 .....................................................................................       1,890,000         1,900,263
  Daytona Beach Utility System Revenue, Refunding, Series B, FGIC Insured, 5.00%,
    11/15/32 ....................................................................................       1,000,000         1,028,950
  Destin Capital Improvement Revenue, MBIA Insured, 5.00%, 8/01/27 ..............................       1,315,000         1,373,452
  Escambia County HFA, SFMR, Multi County Program, Series A, MBIA Insured, 6.40%,
    10/01/30 ....................................................................................          45,000            45,255
  Escambia County Utilities Authority Utility System Revenue,
     FGIC Insured, 5.00%, 1/01/31 ...............................................................       1,775,000         1,807,269
     Refunding, Series B, FGIC Insured, 5.00%, 1/01/22 ..........................................       2,000,000         2,069,100
  Florida HFAR, Spinnaker Cove Apartments, Series G, AMBAC Insured, 6.50%, 7/01/36 ..............       1,600,000         1,609,776
  Florida HFC Revenue,
     Housing Logans Pointe Apartments, Series F-1, FSA Insured, 5.90%, 12/01/19 .................       1,200,000         1,240,092
     Marina Bay Apartments, Series S, FSA Insured, 5.85%, 2/01/41 ...............................       1,070,000         1,095,851
  Florida Intergovernmental Finance Commission Capital Revenue, Series A, AMBAC Insured,
    5.00%, 8/01/32 ..............................................................................       3,570,000         3,653,038
  Florida State Board of Education GO, Series F, MBIA Insured, 5.00%, 6/01/28 ...................       2,000,000         2,062,860
  Florida State Board Regent Housing Revenue, University of Florida, FGIC Insured, 5.25%,
    7/01/30 .....................................................................................       2,000,000         2,117,320
  Florida State Correctional Privatization Commission COP, Series B, AMBAC Insured, 5.00%,
    8/01/25 .....................................................................................       2,000,000         2,063,820
  Florida State Department of Environmental Protection Preservation Revenue, Florida Forever,
    Series A, MBIA Insured, 5.00%, 7/01/21 ......................................................       3,000,000         3,139,290
  Florida State Department of General Services Division Facilities Management Revenue,
    Florida Facilities Pool, Series B, FSA Insured, Pre-Refunded, 5.50%, 9/01/28 ................         550,000           576,213
  Gulf Breeze Revenue,
     AMBAC Insured, 5.00%, 12/01/32 .............................................................       1,205,000         1,246,175
     FGIC Insured, 5.80%, 12/01/20 ..............................................................       1,250,000         1,342,550
     Local Government Loan Program, Series C, FGIC Insured, 6.05%, 12/01/15 .....................       1,915,000         1,926,739
  Hernando County School Board COP, MBIA Insured, 5.00%, 7/01/30 ................................       1,150,000         1,179,130
  Hillsborough County School Board COP, Master Lease Program,
     MBIA Insured, Pre-Refunded, 5.375%, 7/01/26 ................................................       1,000,000         1,032,750
     Refunding, Series A, MBIA Insured, 5.00%, 7/01/26 ..........................................       1,670,000         1,726,279
  Indian Trail Water Control District Improvement Revenue, MBIA Insured, 5.75%, 8/01/16 .........       1,090,000         1,093,935


40 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN FLORIDA INSURED TAX-FREE INCOME FUND                                                         AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  FLORIDA (CONTINUED)
  Jacksonville Capital Improvement Revenue, Refunding, Series C, AMBAC Insured, 5.00%,
    10/01/25 ....................................................................................   $   4,000,000   $     4,134,600
  Jacksonville Guaranteed Entitlement Revenue, Refunding and Improvement, FGIC Insured,
    5.00%, 10/01/32 .............................................................................       1,000,000         1,023,570
  Jacksonville Sales Tax Revenue, Better Jacksonville, MBIA Insured, 5.00%, 10/01/30 ............       1,500,000         1,541,040
  Jacksonville Transportation Revenue, MBIA Insured, 5.00%, 10/01/26 ............................       2,000,000         2,045,200
  Jacksonville Water and Sewer Revenue, United Water Project, AMBAC Insured, 6.35%,
    8/01/25 .....................................................................................       1,000,000         1,001,300
  Lake County School Board COP, Series A, AMBAC Insured, 5.00%, 6/01/30 .........................       2,080,000         2,129,546
  Lee County Airport Revenue,
     Refunding, FSA Insured, 5.00%, 10/01/33 ....................................................       3,530,000         3,603,036
     Series B, FSA Insured, Pre-Refunded, 5.75%, 10/01/33 .......................................       4,000,000         4,306,160
  Lee Memorial Health System Hospital Revenue, Series A, AMBAC Insured, 5.00%, 4/01/32 ..........       1,460,000         1,490,441
  Lynn Haven Capital Improvement Revenue, MBIA Insured, Pre-Refunded, 5.50%, 12/01/32 ...........       1,000,000         1,073,270
  Maitland CDA Revenue, AMBAC Insured, 5.00%, 7/01/34 ...........................................       2,595,000         2,657,306
  Marion County Utility System Revenue, FGIC Insured, 5.00%, 12/01/31 ...........................       1,500,000         1,535,865
  Miami Beach Water and Sewer Revenue, AMBAC Insured, 5.00%, 9/01/30 ............................       3,000,000         3,069,270
  Miami-Dade County Aviation Revenue, Miami International Airport, Hub of the Americas,
     Refunding, Series A, CIFG Insured, 5.00%, 10/01/38 .........................................       1,625,000         1,612,260
     Series B, FGIC Insured, 5.75%, 10/01/29 ....................................................       2,500,000         2,616,700
     Series B, FGIC Insured, 5.00%, 10/01/30 ....................................................       3,500,000         3,574,795
  Miami-Dade County GO, Building Better Communities Program, FGIC Insured, 5.00%,
    7/01/33 .....................................................................................       2,000,000         2,068,700
  Miami-Dade County Public Facilities Revenue, Jackson Health System, Series A, MBIA Insured,
    5.00%, 6/01/31 ..............................................................................       1,650,000         1,674,684
  Nassau County Public Improvement Revenue, MBIA Insured, Pre-Refunded, 5.00%,
    5/01/31 .....................................................................................       5,000,000         5,276,500
  Ocala Utility System Revenue, Refunding, Series A, FGIC Insured, 5.00%, 10/01/31 ..............       2,000,000         2,061,200
  Ocoee Water and Sewer System Revenue, AMBAC Insured, 5.625%, 10/01/26 .........................       4,220,000         4,266,631
  Orange County School Board COP, AMBAC Insured, 5.50%, 8/01/25 .................................       1,000,000         1,048,950
  Orange County Tourist Development Tax Revenue, AMBAC Insured,
     5.50%, 10/01/32 ............................................................................       2,000,000         2,173,260
     Pre-Refunded, 5.50%, 10/01/31 ..............................................................       1,000,000         1,039,990
  Osceola County HFA, MFHR, Tierra Vista Apartment Project, Series A, FSA Insured, 5.70%,
    12/01/17 ....................................................................................         480,000           482,357
  Osceola County Tourist Development Tax Revenue, FGIC Insured, 5.00%, 10/01/32 .................       3,000,000         3,064,200
  Palm Beach County IDR, South Florida Fair Project, AMBAC Insured, 5.50%, 6/01/31 ..............       2,000,000         2,092,120
  Palm Beach County School Board COP, Series A,
     AMBAC Insured, Pre-Refunded, 5.125%, 8/01/24 ...............................................       2,000,000         2,144,520
     FGIC Insured, Pre-Refunded, 6.00%, 8/01/22 .................................................       3,000,000         3,237,270
  Panama City Beach Utility Revenue, Refunding, AMBAC Insured, 5.00%, 6/01/32 ...................       2,000,000         2,053,040
  Pembroke Pines Public Improvement Revenue,
     Series A, AMBAC Insured, 5.00%, 10/01/29 ...................................................       2,000,000         2,058,060
     Series B, AMBAC Insured, 5.00%, 10/01/34 ...................................................       2,000,000         2,047,440
  Pinellas County Sewer Revenue, FSA Insured, 5.00%, 10/01/32 ...................................       3,000,000         3,085,170
  Polk County Capital Improvement Revenue, FSA Insured, Pre-Refunded, 5.75%, 12/01/21 ...........       1,000,000         1,080,330
  Polk County Public Facilities Revenue, MBIA Insured, 5.00%, 12/01/33 ..........................       2,000,000         2,065,120


                                        Quarterly Statements of Investments | 41

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN FLORIDA INSURED TAX-FREE INCOME FUND                                                         AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  FLORIDA (CONTINUED)
  Polk County School Board COP, Series A, FSA Insured, 5.00%, 1/01/26 ...........................   $   1,000,000   $     1,022,860
  Polk County Utility System Revenue, Series A, FGIC Insured, 5.00%,
     10/01/30 ...................................................................................       1,000,000         1,031,400
     10/01/34 ...................................................................................       2,000,000         2,053,340
  Port Orange GO, MBIA Insured, 5.00%, 4/01/33 ..................................................       1,755,000         1,815,249
  St. Augustine Capital Improvement Revenue, Refunding, AMBAC Insured, 5.00%,
    10/01/29 ....................................................................................       1,250,000         1,289,987
  St. Lucie West Services District Special Assessment Revenue, Port St. Lucie, Water
    Management Benefit, senior lien, Refunding, Series A, MBIA Insured, 5.25%, 5/01/25 ..........       5,000,000         5,202,100
  St. Lucie West Services District Utility Revenue, senior lien, MBIA Insured, 6.125%,
    10/01/32 ....................................................................................       2,240,000         2,444,176
  Tavares Water and Sewer Revenue, AMBAC Insured, 5.50%, 10/01/30 ...............................       1,000,000         1,053,520
  University of Central Florida Athletics Assn. Inc. COP, Series A, FGIC Insured, 5.00%,
     10/01/27 ...................................................................................       1,000,000         1,028,610
     10/01/30 ...................................................................................       1,485,000         1,521,590
  University of Central Florida COP, University of Central Florida Convocation Corp., Series A,
    FGIC Insured, 5.00%, 10/01/35 ...............................................................       1,500,000         1,531,035
                                                                                                                    ----------------
  TOTAL LONG TERM INVESTMENTS (COST $144,272,252) ...............................................                       150,218,915
                                                                                                                    ----------------
  SHORT TERM INVESTMENTS 0.7%
  MUNICIPAL BONDS 0.7%
  FLORIDA 0.7%
a Indian River County Revenue, St. Edwards School Project, Weekly VRDN and Put, 3.64%,
    7/01/27 .....................................................................................         230,000           230,000
a Orange County School Board COP,
     Series B, FGIC Insured, Daily VRDN and Put, 3.50%, 8/01/32 .................................         200,000           200,000
     Series C, MBIA Insured, Daily VRDN and Put, 3.50%, 8/01/22 .................................         700,000           700,000
                                                                                                                    ----------------
  TOTAL SHORT TERM INVESTMENTS (COST $1,130,000) ................................................                         1,130,000
                                                                                                                    ----------------
  TOTAL INVESTMENTS (COST $145,402,252) 99.5% ...................................................                       151,348,915
  OTHER ASSETS, LESS LIABILITIES 0.5% ...........................................................                           724,909
                                                                                                                    ----------------
  NET ASSETS 100.0% .............................................................................                   $   152,073,824
                                                                                                                    ================

See Selected Portfolio Abbreviations on page 176.

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


42 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN FLORIDA TAX-FREE INCOME FUND                                                                 AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 98.4%
  MUNICIPAL BONDS 98.4%
  FLORIDA 91.6%
  Alachua County School Board COP, AMBAC Insured, 5.00%, 7/01/21 ................................   $   2,000,000   $     2,069,240
  Brevard County Health Facilities Authority Health Care Facilities Revenue, Health First Inc.
    Project, MBIA Insured, 5.00%, 4/01/26 .......................................................       5,000,000         5,114,650
  Brevard County School Board COP,
     Refunding, Series A, AMBAC Insured, 5.40%, 7/01/11 .........................................       4,415,000         4,694,249
     Series A, AMBAC Insured, 5.00%, 7/01/26 ....................................................      10,675,000        11,010,729
  Broward County Educational Facilities Authority Revenue, Educational Facilities,
    Nova Southeastern, Refunding, Series B, 5.60%, 4/01/29 ......................................       3,180,000         3,310,030
  Broward County Health Facilities Authority Revenue, Catholic Health Services, Refunding,
    5.50%, 8/15/20 ..............................................................................       9,360,000         9,749,282
  Broward County HFA,
     MFHR, Bridgewater Place Apartments Project, Series A, 5.45%, 10/01/34 ......................       3,000,000         3,018,330
     MFHR, Cross Keys Apartments Project, Series A, 5.80%, 10/01/33 .............................       1,980,000         1,982,356
     MFHR, Cross Keys Apartments Project, Series A, 5.85%, 4/01/39 ..............................       5,730,000         5,747,133
     MFHR, Stirling Apartments Phase II, Series A, 5.35%, 10/01/29 ..............................         990,000           991,455
     MFHR, Stirling Apartments Phase II, Series A, 5.40%, 4/01/39 ...............................       1,980,000         1,980,356
     SFMR, Refunding, Series B, FHA Insured, zero cpn., 4/01/29 .................................         295,000            67,750
  Broward County HFAR, Series D,
     6.90%, 6/01/09 .............................................................................          10,000            10,028
     7.375%, 6/01/21 ............................................................................         100,000           100,177
  Broward County School Board COP, Series A, FSA Insured, 5.00%, 7/01/26 ........................      21,500,000        22,028,255
  Broward County Water and Sewer Utility Revenue, Refunding, Series A, AMBAC Insured,
    zero cpn., 10/01/08 .........................................................................         590,000           573,498
  Cape Canaveral Hospital District Revenue COP, Refunding, 5.25%, 1/01/28 .......................       3,500,000         3,526,460
  Celebration CDD, Special Assessment, Series A, MBIA Insured, 5.50%, 5/01/18 ...................       1,445,000         1,461,719
  Citrus County Hospital Board Revenue, Citrus Memorial Hospital, Refunding, 6.25%,
    8/15/23 .....................................................................................       9,245,000         9,643,367
  Clearwater MFR, Rental Housing, Drew Gardens Projects, Refunding, Series A, FHA Insured,
    6.50%, 10/01/25 .............................................................................       2,370,000         2,373,200
  Clermont Water and Sewer Revenue, Refunding, FSA Insured, 5.375%, 12/01/30 ....................       5,000,000         5,174,700
  Crossing at Fleming Island CDD, Florida Special Assessment Revenue, Refunding, Series B,
    MBIA Insured, 5.80%, 5/01/16 ................................................................       5,980,000         6,365,172
  Dade County Aviation Revenue, Miami International Airport,
     Series B, FSA Insured, 5.125%, 10/01/22 ....................................................       4,750,000         4,820,205
     Series C, FSA Insured, 5.125%, 10/01/27 ....................................................       9,550,000         9,707,861
  Daytona Beach Utility System Revenue, Refunding, Series B, FGIC Insured, 5.00%,
    11/15/32 ....................................................................................       3,250,000         3,344,088
  Duval County HFA, MFHR, Mortgage, Eagles Point North, Series A, MBIA Insured,
     5.60%, 7/01/17 .............................................................................       1,000,000         1,018,770
     5.70%, 7/01/27 .............................................................................       2,000,000         2,018,060
  Enterprise CDD, Water and Sewer Revenue, MBIA Insured, 5.50%, 5/01/26 .........................       3,000,000         3,113,430
  Escambia County Health Facilities Authority Health Facility Revenue,
     Baptist Hospital and Baptist Manor, 5.125%, 10/01/19 .......................................       8,750,000         8,821,312
     Florida Health Care Facility Loan VHA Project, AMBAC Insured, 5.95%, 7/01/20 ...............       1,235,000         1,309,125
  Escambia County Health Facilities Authority Revenue, Ascension Health Credit, Series A-2,
    AMBAC Insured, Pre-Refunded, 5.75%, 11/15/29 ................................................      25,000,000        26,383,250


                                        Quarterly Statements of Investments | 43

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN FLORIDA TAX-FREE INCOME FUND                                                                 AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  FLORIDA (CONTINUED)
  Escambia County HFA, SFMR, Multi County Program, Series A, MBIA Insured, 6.40%,
    10/01/30 ....................................................................................   $     225,000   $       226,276
  Escambia County HFA Dormitory Revenue, University of West Florida Foundation Inc.
    Project, Refunding, MBIA Insured, 5.00%, 6/01/31 ............................................       6,580,000         6,795,627
  Florida HFAR,
     General Mortgage, Refunding, Series A, FHA Insured, 6.40%, 6/01/24 .........................         240,000           240,314
     Homeowner Mortgage, Series 1, MBIA Insured, 5.625%, 7/01/17 ................................       1,625,000         1,650,903
     MFH, Driftwood Terrace Project, Series I, 7.65%, 12/20/31 ..................................       3,190,000         3,189,617
     Reserve at Kanapaha, Series G, AMBAC Insured, 5.70%, 7/01/37 ...............................       5,000,000         5,101,100
     Reserve at Northshore, Series H, AMBAC Insured, 5.70%, 5/01/37 .............................       2,000,000         2,014,620
     Riverfront Apartments, Series A, AMBAC Insured, 6.25%, 4/01/37 .............................       1,300,000         1,319,604
  Florida HFC Revenue,
     Brenwood Trace Apartments, Series E-1, FSA Insured, 5.65%, 6/01/19 .........................       1,245,000         1,282,649
     Brenwood Trace Apartments, Series E-1, FSA Insured, 5.80%, 12/01/38 ........................       4,965,000         5,103,921
     Capital Appreciation, Homeowner Mortgage, Series 4, FSA Insured, zero cpn., 7/01/30 ........       2,390,000           504,410
     Deer Meadows Apartments, Series R, FNMA Insured, 6.00%, 5/01/32 ............................       3,435,000         3,545,744
     Deferred Interest, Homeowner Mortgage, Series 1, MBIA Insured, zero cpn., 7/01/17 ..........       1,260,000           758,621
     Deferred Interest, Homeowner Mortgage, Series 2, MBIA Insured, zero cpn., 1/01/29 ..........      15,280,000         4,724,118
     Homeowner Mortgage, Series 4, FSA Insured, 6.25%, 7/01/22 ..................................       1,400,000         1,437,030
     Housing-Waverly Apartments, Series C-1, FSA Insured, 6.50%, 7/01/40 ........................       3,000,000         3,123,690
  Florida Intergovernmental Finance Commission Capital Revenue, Series C-1, AMBAC Insured,
    5.00%, 2/01/21 ..............................................................................       1,355,000         1,392,696
  Florida Municipal Loan Council Revenue, Series B, MBIA Insured, Pre-Refunded, 5.75%,
    11/01/29 ....................................................................................       1,500,000         1,583,655
  Florida Ports Financing Commission Revenue, State Transportation Trust Fund, Intermodal
    Program, FGIC Insured, 5.50%, 10/01/23 ......................................................       7,000,000         7,220,010
  Florida State Board of Education Capital Outlay GO, Public Education,
     Refunding, Series D, 5.75%, 6/01/22 ........................................................      25,900,000        27,617,170
     Refunding, Series D, 6.00%, 6/01/23 ........................................................      15,000,000        18,109,050
     Refunding, Series G, FGIC Insured, 5.00%, 6/01/31 ..........................................       5,000,000         5,127,700
     Series C, FGIC Insured, Pre-Refunded, 5.75%, 6/01/29 .......................................       5,000,000         5,345,150
  Florida State Board of Education GO, Series F, MBIA Insured, 5.00%, 6/01/28 ...................      20,000,000        20,628,600
  Florida State Board of Education Lottery Revenue, Series A, FGIC Insured, 5.00%,
    7/01/20 .....................................................................................       7,000,000         7,393,120
  Florida State Board of Education Public Education GO, Refunding, Series C, AMBAC Insured,
    5.00%, 6/01/34 ..............................................................................      15,000,000        15,501,150
  Florida State Board Regent Housing Revenue,
     University of Central Florida, AMBAC Insured, Pre-Refunded, 5.75%, 10/01/29 ................       8,650,000         9,115,456
     University of Florida, FGIC Insured, 5.75%, 7/01/25 ........................................       3,400,000         3,641,060
     University of Florida, FGIC Insured, 5.25%, 7/01/30 ........................................       2,060,000         2,180,840
  Florida State Department of Environmental Protection Preservation Revenue, Florida Forever,
    Series A, MBIA Insured, 5.00%, 7/01/21 ......................................................       4,000,000         4,185,720
  Florida State Department of General Services Division Facilities Management Revenue,
    Florida Facilities Pool, Series B, FSA Insured, Pre-Refunded, 5.50%, 9/01/28 ................      10,000,000        10,476,600
  Florida State Department of Transportation GO, Right of Way, Series A, 4.75%, 7/01/24 .........       6,000,000         6,094,560


44 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN FLORIDA TAX-FREE INCOME FUND                                                                 AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  FLORIDA (CONTINUED)
  Florida State Mid-Bay Bridge Authority Revenue,
     Exchangeable, Refunding, Series D, 6.10%, 10/01/22 .........................................   $  13,695,000   $    13,966,709
     Exchangeable, Series A, 5.95%, 10/01/13 ....................................................       5,705,000         5,958,416
     Exchangeable, Series D, ETM, 6.10%, 10/01/22 ...............................................       3,545,000         4,243,861
     Series A, AMBAC Insured, Pre-Refunded, zero cpn., 10/01/25 .................................       9,845,000         4,404,948
     Series A, AMBAC Insured, Pre-Refunded, zero cpn., 10/01/26 .................................       2,500,000         1,059,500
     Series A, ETM, 6.875%, 10/01/22 ............................................................       6,000,000         7,692,180
  Florida State Municipal Power Agency Revenue, Stanton II Project, Refunding,
    AMBAC Insured, 5.00%, 10/01/26 ..............................................................       5,000,000         5,139,700
  Florida State Turnpike Authority Turnpike Revenue, Department of Transportation, Series B,
    5.00%, 7/01/30 ..............................................................................       3,455,000         3,528,453
  Fort Pierce Utilities Authority Revenue,
     AMBAC Insured, 5.00%, 10/01/27 .............................................................       7,000,000         7,182,630
     Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/20 .........................       3,090,000         1,742,049
     Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/21 .........................       2,585,000         1,382,380
     Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/22 .........................       3,090,000         1,565,610
     Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/23 .........................       3,060,000         1,467,239
     Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/24 .........................       2,560,000         1,160,269
  Halifax Hospital Medical Center Hospital Revenue, Refunding and Improvement, Series A,
    5.00%, 6/01/38 ..............................................................................      11,395,000        10,557,126
  Hernando County School Board COP, MBIA Insured, 5.00%, 7/01/35 ................................      22,050,000        22,519,003
  Hialeah Housing Authority Revenue, Affordable Housing Program, Refunding, GNMA Secured,
    5.30%, 12/20/18 .............................................................................       1,240,000         1,293,766
  Highlands County Health Facilities Authority Revenue, Adventist Health Systems,
     Pre-Refunded, 5.25%, 11/15/20 ..............................................................      10,000,000        10,272,800
     Series A, Pre-Refunded, 6.00%, 11/15/31 ....................................................      16,000,000        17,700,800
  Hillsborough County Assessment Revenue, Capacity Assessment Special, FSA Insured,
    5.125%, 3/01/20 .............................................................................       1,000,000         1,038,350
  Hillsborough County HFA Mortgage Revenue, SF, Series A,
     GNMA Secured, 5.875%, 4/01/30 ..............................................................         675,000           684,241
     zero cpn., 4/01/32 .........................................................................         410,000            91,213
  Hillsborough County IDA, PCR, Tampa Electric Co. Project, Refunding, 5.50%, 10/01/23 ..........      16,000,000        16,406,720
  Hillsborough County IDAR, Tampa General Hospital Project, Refunding, Series B, 5.40%,
    10/01/28 ....................................................................................       7,000,000         7,167,790
  Hillsborough County School Board COP, Master Lease Program,
     MBIA Insured, Pre-Refunded, 5.375%, 7/01/26 ................................................       8,000,000         8,262,000
     Series A, MBIA Insured, 5.375%, 7/01/21 ....................................................       5,000,000         5,103,250
     Series A, MBIA Insured, 5.25%, 7/01/22 .....................................................       5,000,000         5,095,450
     Series B, MBIA Insured, 5.00%, 7/01/29 .....................................................      10,000,000        10,268,500
  Indian River County Hospital District Revenue, Refunding, FSA Insured, 5.70%,
    10/01/15 ....................................................................................       1,000,000         1,011,090
  Jacksonville Capital Improvement Revenue,
     Refunding, Series C, AMBAC Insured, 5.00%, 10/01/25 ........................................       3,460,000         3,576,429
     Series A, AMBAC Insured, 5.00%, 10/01/30 ...................................................      10,000,000        10,231,400
  Jacksonville Economic Development Commission Health Care Facilities Revenue, Mayo Clinic,
    5.00%, 11/15/36 .............................................................................      20,000,000        20,108,800


                                        Quarterly Statements of Investments | 45

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN FLORIDA TAX-FREE INCOME FUND                                                                 AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  FLORIDA (CONTINUED)
  Jacksonville Guaranteed Entitlement Revenue, Refunding and Improvement, FGIC Insured,
    5.00%, 10/01/32 .............................................................................   $  17,250,000   $    17,656,582
  Jacksonville Sales Tax Revenue, AMBAC Insured, 5.00%, 10/01/23 ................................       5,000,000         5,144,950
  Jacksonville Transportation Revenue, MBIA Insured,
     5.25%, 10/01/29 ............................................................................      17,955,000        18,709,828
     5.00%, 10/01/31 ............................................................................      25,000,000        25,468,000
  Jea Water and Sewer System Revenue, Series B, MBIA Insured, 5.00%, 10/01/25 ...................       1,500,000         1,556,040
  Kissimmee Water and Sewer Revenue, AMBAC Insured, ETM, 6.00%, 10/01/15 ........................       5,000,000         5,014,100
  Lake County School Board COP, Series A, AMBAC Insured, 5.00%, 6/01/30 .........................       5,000,000         5,119,100
  Lakeland Electric and Water Revenue, Capital Appreciation, ETM, zero cpn., 10/01/14 ...........       5,770,000         4,481,155
  Lakeland Hospital System Revenue, Lakeland Regional Health System,
     Pre-Refunded, 5.75%, 11/15/27 ..............................................................       6,925,000         7,735,156
     Pre-Refunded, 5.50%, 11/15/32 ..............................................................      12,070,000        13,345,558
     Series A, MBIA Insured, Pre-Refunded, 5.50%, 11/15/26 ......................................      10,000,000        10,520,200
  Lee County Airport Revenue,
     Refunding, FSA Insured, 5.00%, 10/01/33 ....................................................      20,000,000        20,413,800
     Series A, FSA Insured, 6.00%, 10/01/32 .....................................................      11,405,000        11,931,797
  Lee County IDA Health Care Facilities Revenue, Shell Point Village Project, Series A,
    Pre-Refunded, 5.50%,
     11/15/21 ...................................................................................       7,500,000         7,872,675
     11/15/29 ...................................................................................       4,000,000         4,198,760
  Lee County School Board COP, Series A, FSA Insured, 5.00%, 8/01/28 ............................       7,500,000         7,740,150
  Lee Memorial Health System Hospital Revenue, Refunding, Series A, MBIA Insured, 5.00%,
    4/01/24 .....................................................................................      10,000,000        10,371,500
  Lessburg Hospital Revenue, Leesburg Regional Medical Center Project, 5.50%, 7/01/32 ...........       4,150,000         4,159,752
  Marion County Utility System Revenue,
     FGIC Insured, 5.00%, 12/01/31 ..............................................................       5,000,000         5,119,550
     Series A, MBIA Insured, 5.00%, 12/01/28 ....................................................       5,000,000         5,156,400
  Melbourne Water and Sewer Revenue,
     Capital Appreciation, FGIC Insured, ETM, zero cpn., 10/01/26 ...............................       1,500,000           637,275
     Capital Appreciation, Refunding, Series B, FGIC Insured, zero cpn., 10/01/22 ...............       1,785,000           904,406
     Capital Appreciation, Refunding, Series B, FGIC Insured, zero cpn., 10/01/26 ...............       4,500,000         1,829,295
     FGIC Insured, Pre-Refunded, 5.25%, 10/01/30 ................................................       6,000,000         6,378,960
  Miami Beach Special Obligation, Subordinated, FGIC Insured, ETM, 7.375%, 12/01/08 .............         610,000           621,261
  Miami Beach Water and Sewer Revenue, AMBAC Insured, 5.00%, 9/01/30 ............................       7,000,000         7,161,630
  Miami-Dade County Aviation Revenue, Miami International Airport, Hub of the Americas,
     Refunding, FGIC Insured, 5.375%, 10/01/27 ..................................................       5,000,000         5,152,450
     Refunding, FGIC Insured, 5.375%, 10/01/32 ..................................................       5,000,000         5,117,800
     Refunding, Series A, XLCA Insured, 5.00%, 10/01/37 .........................................      10,000,000         9,937,900
     Series B, FGIC Insured, 5.00%, 10/01/30 ....................................................       4,440,000         4,534,883
  Miami-Dade County Educational Facilities Authority Revenue, Series A, AMBAC Insured,
    5.75%, 4/01/29 ..............................................................................      10,000,000        10,651,800
  Miami-Dade County HFA,
     MFHR, Cedar Grove Apartments, FSA Insured, 5.50%, 8/01/27 ..................................       2,015,000         2,051,572
     MFMR, Villa Esperanza Apartments Project, 5.25%, 10/01/19 ..................................         430,000           434,365
     MFMR, Villa Esperanza Apartments Project, 5.40%, 10/01/33 ..................................       1,500,000         1,512,090
  Miami-Dade County IDAR, Airis Miami ll LLC Project, AMBAC Insured, 6.00%, 10/15/25 ............       4,500,000         4,674,240


46 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN FLORIDA TAX-FREE INCOME FUND                                                                 AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  FLORIDA (CONTINUED)
  Miami-Dade County Public Facilities Revenue, Jackson Health System, Series A,
    MBIA Insured, 5.00%, 6/01/35 ................................................................   $  20,970,000   $    21,231,076
  Miami-Dade County Special Obligation Revenue,
     Juvenile Courthouse Project, Series A, AMBAC Insured, 5.00%, 4/01/35 .......................       5,000,000         5,112,100
     Sub Series B, MBIA Insured, zero cpn., 10/01/36 ............................................       5,635,000         1,173,545
     Sub Series C, MBIA Insured, zero cpn., 10/01/28 ............................................       8,305,000         2,705,271
     sub. lien, Refunding, Series A, MBIA Insured, zero cpn., 10/01/25 ..........................      22,365,000         8,690,815
  North Broward Hospital District Revenue,
     Improvement, Pre-Refunded, 6.00%, 1/15/31 ..................................................      23,240,000        25,225,161
     Improvement, Pre-Refunded, 6.00%, 1/15/31 ..................................................       2,290,000         2,492,688
     Refunding, MBIA Insured, 5.375%, 1/15/24 ...................................................       6,055,000         6,119,304
     Refunding, MBIA Insured, 5.75%, 1/15/27 ....................................................      11,720,000        11,845,873
  Ocala Utility System Revenue, Series A, MBIA Insured, 5.00%, 10/01/32 .........................      10,000,000        10,392,800
  Okaloosa Country Water and Sewer Revenue, Refunding, FSA Insured, 5.00%, 7/01/36 ..............      10,000,000        10,366,400
  Orange County Health Facilities Authority Revenue,
     Adventist Health System Inc., Pre-Refunded, 6.375%, 11/15/20 ...............................       3,000,000         3,279,570
     Adventist Health System Inc., Pre-Refunded, 6.25%, 11/15/24 ................................       5,500,000         6,194,430
     Adventist Health System Inc., Pre-Refunded, 6.50%, 11/15/30 ................................      10,750,000        11,789,202
     Hospital, Adventist Health System Inc., Pre-Refunded, 5.625%, 11/15/32 .....................      15,000,000        16,597,800
     Hospital, Orlando Regional Healthcare, Series B, 5.125%, 11/15/39 ..........................       5,000,000         4,964,850
     Orlando Regional Healthcare System, Pre-Refunded, 6.00%, 12/01/29 ..........................       6,000,000         6,710,280
     Orlando Regional Healthcare System, Refunding, Series E, 6.00%, 10/01/26 ...................      11,750,000        12,227,520
     Orlando Regional Healthcare System, Series E, Pre-Refunded, 6.00%, 10/01/26 ................         250,000           264,230
  Orange County HFA Homeowner Revenue, Series C-1, GNMA Secured, 5.70%, 9/01/26 .................         490,000           504,308
  Orange County School Board COP, Series A, MBIA Insured, 5.00%, 8/01/27 ........................      12,000,000        12,248,760
  Orange County Tourist Development Tax Revenue,
     AMBAC Insured, 5.50%, 10/01/32 .............................................................      20,000,000        21,732,600
     AMBAC Insured, Pre-Refunded, 5.50%, 10/01/31 ...............................................      10,500,000        10,919,895
     Refunding, AMBAC Insured, 5.00%, 10/01/31 ..................................................       5,000,000         5,149,700
     Refunding, XLCA Insured, 5.00%, 10/01/31 ...................................................      12,970,000        13,370,384
     senior lien, AMBAC Insured, Pre-Refunded, 5.125%, 10/01/25 .................................       5,500,000         5,894,130
     senior lien, AMBAC Insured, Pre-Refunded, 5.125%, 10/01/30 .................................      10,000,000        10,716,600
  Orlando-Orange County Expressway Authority Revenue,
     junior lien, FGIC Insured, 5.00%, 7/01/28 ..................................................       8,000,000         8,106,880
     senior lien, AMBAC Insured, ETM, 7.625%, 7/01/18 ...........................................         265,000           303,648
     Series B, AMBAC Insured, 5.00%, 7/01/35 ....................................................       9,185,000         9,427,025
  Osceola County IDAR, Community Provider Pooled Loan Program,
     Series A, FSA Insured, 7.75%, 7/01/10 ......................................................         153,000           153,243
     Series C, FSA Insured, 7.60%, 7/01/10 ......................................................         259,000           259,401
  Osceola County Sales Tax Revenue, FSA Insured, 5.00%, 4/01/24 .................................      10,000,000        10,257,100
  Osceola County Tourist Development Tax Revenue, FGIC Insured, 5.00%, 10/01/32 .................      10,000,000        10,214,000
  Palm Beach County Financing Authority MFR, Housing Windsor Park Apartment Project,
    Series A, 5.90%, 6/01/38 ....................................................................         985,000           988,822
  Palm Beach County HFAR, Acts Retirement-Life Communities, 5.125%, 11/15/29 ....................       3,650,000         3,526,265
  Palm Beach County IDR, South Florida Fair Project, AMBAC Insured, 5.50%, 6/01/31 ..............       5,000,000         5,230,300
  Palm Beach County Public Improvement Revenue, Convention Center Project, FGIC Insured,
    Pre-Refunded, 5.125%, 11/01/30 ..............................................................       6,250,000         6,671,625


                                        Quarterly Statements of Investments | 47

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN FLORIDA TAX-FREE INCOME FUND                                                                 AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  FLORIDA (CONTINUED)
  Palm Beach County School Board COP,
     Series A, AMBAC Insured, Pre-Refunded, 5.125%, 8/01/24 .....................................   $  15,000,000   $    16,083,900
     Series A, FGIC Insured, Pre-Refunded, 6.00%, 8/01/22 .......................................       5,000,000         5,395,450
     Series C, FSA Insured, Pre-Refunded, 5.00%, 8/01/27 ........................................       5,000,000         5,357,150
     Series E, MBIA Insured, 5.00%, 8/01/32 .....................................................      20,000,000        20,538,400
  Panama City Beach Utility Revenue, Refunding, AMBAC Insured, 5.00%,
     6/01/27 ....................................................................................       4,450,000         4,594,269
     6/01/32 ....................................................................................       2,795,000         2,869,123
  Pinellas County Health Facilities Authority Revenue, Baycare Health System, FSA Insured,
    5.00%, 11/15/30 .............................................................................      11,500,000        11,709,530
  Pinellas County HFA, SFHR, Multi County, Series B-1, GNMA Insured, zero cpn., 9/01/31 .........         295,000            60,785
  Polk County Capital Improvement Revenue, FSA Insured, Pre-Refunded, 5.75%,
    12/01/21 ....................................................................................       2,350,000         2,538,776
  Polk County School Board COP, Series A, FSA Insured, 5.00%, 1/01/26 ...........................       4,000,000         4,091,440
  Polk County Utility System Revenue, Series A, FGIC Insured, 5.00%, 10/01/34 ...................       1,000,000         1,026,670
  Port Everglades Authority Port Improvement Revenue, Capital Appreciation,
     ETM, zero cpn., 9/01/10 ....................................................................      25,475,000        22,191,782
     zero cpn., 9/01/10 .........................................................................       2,305,000         1,939,611
  Port St. Lucie Utility Revenue, System,
     Capital Appreciation, MBIA Insured, Pre-Refunded, zero cpn., 9/01/29 .......................      20,000,000         6,149,800
     Capital Appreciation, Refunding, Series A, MBIA Insured, zero cpn., 9/01/32 ................       5,000,000         1,414,400
     Capital Appreciation, Refunding, Series A, MBIA Insured, zero cpn., 9/01/33 ................       5,000,000         1,340,650
     Refunding, Series A, MBIA Insured, 5.00%, 9/01/30 ..........................................      11,580,000        11,976,847
     Refunding, Series A, MBIA Insured, 5.00%, 9/01/31 ..........................................       8,805,000         9,093,892
  Sarasota Special Obligated Revenue, Refunding, AMBAC Insured, zero cpn.,
     11/01/09 ...................................................................................       1,365,000         1,278,869
     11/01/12 ...................................................................................       1,780,000         1,488,436
     11/01/15 ...................................................................................       2,180,000         1,593,972
  South Broward Hospital District Revenue,
     5.60%, 5/01/27 .............................................................................       5,000,000         5,478,700
     5.625%, 5/01/32 ............................................................................      16,250,000        17,822,350
  South Florida Water Management District COP, AMBAC Insured, 5.00%, 10/01/31 ...................      15,000,000        15,386,400
  St. Johns County Water and Sewer Revenue, Capital Appreciation, AMBAC Insured, zero cpn.,
     6/01/22 ....................................................................................       4,000,000         1,934,840
     6/01/23 ....................................................................................       4,255,000         1,938,706
     6/01/24 ....................................................................................       1,500,000           641,790
     6/01/25 ....................................................................................       2,130,000           860,605
  St. Lucie West Services District Utility Revenue, senior lien, MBIA Insured, 6.125%,
    10/01/32 ....................................................................................      10,000,000        10,911,500
  Sumter County Capital Improvement Revenue, AMBAC Insured, 5.00%, 6/01/30 ......................       3,520,000         3,640,525
  Sunrise Lakes Recreation District GO, Phase 4, Refunding, AMBAC Insured, 5.25%,
    8/01/24 .....................................................................................       4,320,000         4,367,822
  Sunrise Utilities System Revenue, Refunding, AMBAC Insured, 5.20%, 10/01/22 ...................       2,550,000         2,788,374
  Tallahassee Energy System Revenue, MBIA Insured, 5.00%, 10/01/35 ..............................      10,000,000        10,306,000
  Tamarac Sales Tax Revenue, FGIC Insured, 5.00%, 4/01/22 .......................................       2,490,000         2,590,795
  Tampa Bay Water Utility System Revenue,
     FGIC Insured, Pre-Refunded, 5.75%, 10/01/29 ................................................      15,000,000        16,325,700
     Series B, FGIC Insured, 5.00%, 10/01/31 ....................................................      10,000,000        10,187,200


48 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN FLORIDA TAX-FREE INCOME FUND                                                                 AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  FLORIDA (CONTINUED)
  Tampa Sports Authority Revenue, Guaranteed Package, Tampa Bay Arena Project,
    MBIA Insured,
     6.00%, 10/01/15 ............................................................................   $   1,000,000   $     1,111,980
     6.05%, 10/01/20 ............................................................................       1,715,000         2,024,798
     6.10%, 10/01/26 ............................................................................       2,695,000         3,282,591
  Tampa Water and Sewer Revenue,
   a Series 2007, 5.00%, 10/01/32 ...............................................................       5,350,000         5,546,933
     sub. lien, Series A, AMBAC Insured, ETM, 7.25%, 10/01/16 ...................................       1,330,000         1,563,136
  Viera East CDD, Water and Sewer Revenue, 6.75%, 5/01/09 .......................................       1,060,000         1,060,413
  Viera East CDD Special Assessment,
     Refunding, 7.00%, 5/01/26 ..................................................................       6,625,000         6,743,786
     Series B, ETM, 6.75%, 5/01/14 ..............................................................       4,835,000         5,295,389
  Village Center CDD Recreational Revenue, Series A, MBIA Insured, 5.20%, 11/01/25 ..............      10,000,000        10,420,800
  Volusia County Educational Facility Authority Revenue, Educational Facilities,
     Embry Riddle University, Refunding, Series B, AMBAC Insured, 5.25%, 10/15/22 ...............       2,000,000         2,076,040
     Stetson University Inc. Project, AMBAC Insured, 5.25%, 6/01/29 .............................       5,000,000         5,157,850
  Volusia County School Board COP, Master Lease Program, FSA Insured, 5.50%, 8/01/24 ............       5,000,000         5,209,750
  West Lake CDD, Special Assessment Revenue, MBIA Insured, 5.75%, 5/01/17 .......................       1,840,000         1,914,152
  West Orange Healthcare District Revenue, Series A, 5.65%, 2/01/22 .............................      10,850,000        11,250,799
  West Palm Beach CRDA Revenue, Northwood Pleasant Community Redevelopment, 5.00%,
    3/01/35 .....................................................................................       1,000,000           939,130
                                                                                                                    ----------------
                                                                                                                      1,417,926,877
                                                                                                                    ----------------
  U.S. TERRITORIES 6.8%
  PUERTO RICO 6.2%
  Puerto Rico Commonwealth GO, Public Improvement, Series A,
     5.00%, 7/01/25 .............................................................................       5,000,000         5,047,200
     5.00%, 7/01/29 .............................................................................      10,000,000        10,032,900
     5.00%, 7/01/33 .............................................................................       6,360,000         6,375,073
     Pre-Refunded, 5.00%, 7/01/33 ...............................................................       6,640,000         7,182,023
  Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
     Refunding, Series A, MBIA Insured, 5.00%, 7/01/38 ..........................................         560,000           565,763
     Refunding, Series K, 5.00%, 7/01/30 ........................................................       5,000,000         4,993,100
     Series A, MBIA Insured, Pre-Refunded, 5.00%, 7/01/38 .......................................      12,240,000        12,484,555
     Series B, Pre-Refunded, 6.00%, 7/01/39 .....................................................       5,000,000         5,386,400
     Series D, Pre-Refunded, 5.375%, 7/01/36 ....................................................       5,000,000         5,443,500
     Series G, 5.00%, 7/01/33 ...................................................................       1,680,000         1,683,982
     Series G, Pre-Refunded, 5.00%, 7/01/33 .....................................................       3,320,000         3,603,296
  Puerto Rico Electric Power Authority Power Revenue, Series II, Pre-Refunded, 5.25%,
    7/01/31 .....................................................................................      15,000,000        16,380,750
  Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
    Revenue, Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26 ....................       5,900,000         6,259,192
  Puerto Rico PBA Guaranteed Revenue, Government Facilities,
     Refunding, Series D, 5.375%, 7/01/33 .......................................................       1,210,000         1,233,244
     Series D, Pre-Refunded, 5.375%, 7/01/33 ....................................................       3,790,000         4,117,759
     Series I, 5.00%, 7/01/36 ...................................................................       5,000,000         4,977,200
                                                                                                                    ----------------
                                                                                                                         95,765,937
                                                                                                                    ----------------


                                        Quarterly Statements of Investments | 49

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN FLORIDA TAX-FREE INCOME FUND                                                                 AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  U.S. TERRITORIES (CONTINUED)
  VIRGIN ISLANDS 0.6%
  Virgin Islands PFAR, Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/33 ..........   $  10,000,000   $     9,593,400
                                                                                                                    ----------------
  TOTAL U.S. TERRITORIES ........................................................................                       105,359,337
                                                                                                                    ----------------
  TOTAL LONG TERM INVESTMENTS (COST $1,442,835,394) .............................................                     1,523,286,214
                                                                                                                    ----------------
  SHORT TERM INVESTMENTS 1.0%
  MUNICIPAL BONDS 1.0%
  FLORIDA 1.0%
b Brevard County Health Facilities Authority Revenue, Wuesthoff Memorial Hospital Project,
    Weekly VRDN and Put, 3.61%, 8/01/31 .........................................................       1,100,000         1,100,000
b Jacksonville Health Facilities Authority Hospital Revenue,
     Baptist Medical Center Project, Daily VRDN and Put, 3.60%, 8/15/21 .........................       1,360,000         1,360,000
     Genesis Rehabilitation Hospital, Refunding, Daily VRDN and Put, 3.62%, 5/01/21 .............       1,400,000         1,400,000
b Orange County Health Facilities Authority Revenue, Hospital, Orlando Regional Healthcare,
    Series A-1, FSA Insured, Daily VRDN and Put, 3.66%, 10/01/41 ................................       1,950,000         1,950,000
b Orange County School Board COP,
     Series B, FGIC Insured, Daily VRDN and Put, 3.50%, 8/01/32 .................................       3,350,000         3,350,000
     Series B, MBIA Insured, Daily VRDN and Put, 3.65%, 8/01/27 .................................         900,000           900,000
     Series C, MBIA Insured, Daily VRDN and Put, 3.50%, 8/01/22 .................................       1,600,000         1,600,000
b Orlando-Orange County Expressway Authority Revenue, Sub Series A-1, AMBAC Insured,
    Weekly VRDN and Put, 3.57%, 7/01/40 .........................................................       1,200,000         1,200,000
b Palm Beach County School Board COP, Series B, AMBAC Insured, Weekly VRDN and Put,
    3.57%, 8/01/29 ..............................................................................       2,000,000         2,000,000
b Sarasota County Revenue, Sarasota Family YMCA Project, Weekly VRDN and Put, 3.64%,
    10/01/21 ....................................................................................         840,000           840,000
                                                                                                                    ----------------
                                                                                                                         15,700,000
                                                                                                                    ----------------
  U.S. TERRITORY 0.0% c
  PUERTO RICO 0.0% c
b Puerto Rico Commonwealth Government Development Bank Revenue, Refunding,
    MBIA Insured, Weekly VRDN and Put, 3.41%, 12/01/15 ..........................................         200,000           200,000
                                                                                                                    ----------------
  TOTAL SHORT TERM INVESTMENTS (COST $15,900,000) ...............................................                        15,900,000
                                                                                                                    ----------------
  TOTAL INVESTMENTS (COST $1,458,735,394) 99.4% .................................................                     1,539,186,214
  OTHER ASSETS, LESS LIABILITIES 0.6% ...........................................................                         9,763,259
                                                                                                                    ----------------
  NET ASSETS 100.0% .............................................................................                   $ 1,548,949,473
                                                                                                                    ================

See Selected Portfolio Abbreviations on page 176.

a A portion or all of the security purchased on a when-issued or delayed delivery basis.

b Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

c Rounds to less than 0.1% of net assets.


50 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN GEORGIA TAX-FREE INCOME FUND                                                                 AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 97.4%
  MUNICIPAL BONDS 97.4%
  GEORGIA 96.2%
  Atlanta Airport Passenger Facility Charge Revenue, General, sub. lien, Refunding, Series C,
    FSA Insured, 5.00%, 1/01/33 .................................................................   $   5,000,000   $     5,117,850
  Atlanta Airport Revenue, General, Series A, FGIC Insured, Pre-Refunded,
     5.50%, 1/01/26 .............................................................................       5,000,000         5,275,500
     5.60%, 1/01/30 .............................................................................       5,000,000         5,285,450
  Atlanta and Fulton County Recreation Authority Revenue, AMBAC Insured, Pre-Refunded,
    5.50%, 12/01/20 .............................................................................       1,500,000         1,611,225
  Atlanta Development Authority Revenue,
     Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/26 ..............       2,555,000         2,757,944
     Yamacraw Design Center Project, Series A, MBIA Insured, Pre-Refunded, 5.125%,
       1/01/23 ..................................................................................       4,150,000         4,424,854
  Atlanta Public Safety and Judicial Facilities Authority Revenue, Public Safety Facility
    Project, FSA Insured, 5.00%, 12/01/26 .......................................................       1,140,000         1,198,972
  Atlanta Tax Allocation, Atlantic State Project, Refunding, Assured Guaranty, 5.00%,
    12/01/23 ....................................................................................       1,000,000         1,034,980
  Atlanta Urban Residential Finance Authority MFHR, Fulton Cotton Mill, GNMA Secured,
     6.00%, 5/20/17 .............................................................................         995,000         1,013,676
     6.125%, 5/20/27 ............................................................................       1,560,000         1,583,400
  Atlanta Water and Wastewater Revenue,
     FSA Insured, 5.00%, 11/01/24 ...............................................................       4,000,000         4,185,080
     Refunding, Series A, MBIA Insured, 5.00%, 11/01/33 .........................................       8,000,000         8,183,600
  Augusta Water and Sewer Revenue, Refunding, FSA Insured, 5.00%, 10/01/32 ......................       5,000,000         5,148,450
  Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center,
     5.25%, 12/01/22 ............................................................................       2,500,000         2,385,200
     5.375%, 12/01/28 ...........................................................................       2,000,000         1,890,620
  Bulloch County Development Authority Lease Revenue, Georgia Southern University,
    XLCA Insured, 5.00%, 8/01/27 ................................................................       5,000,000         5,206,300
  Cherokee County Water and Sewage Authority Revenue, MBIA Insured, 6.90%, 8/01/18 ..............          10,000            10,016
  Clayton County Development Authority Revenue,
     Gateway Village Project, Series A, Pre-Refunded, 6.00%, 8/01/23 ............................       3,500,000         3,723,615
     Refunding, Series A, MBIA Insured, 5.00%, 8/01/23 ..........................................       2,310,000         2,428,249
  Clayton County MFHR, Pointe Clear Apartments Project, FSA Insured, 5.70%, 7/01/23 .............         930,000           940,174
  Cobb County Development Authority Parking Revenue, Kennesaw State University Foundation
    Inc. Project, MBIA Insured, 5.00%, 7/15/29 ..................................................       2,000,000         2,060,000
  Cobb County Development Authority University Facilities Revenue, Kennesaw State University,
    Sub Series D, MBIA Insured, 5.00%, 7/15/29 ..................................................       8,000,000         8,263,120
  College Park Business and IDAR, Civic Center Project, AMBAC Insured, Pre-Refunded, 5.75%,
    9/01/26 .....................................................................................       2,000,000         2,168,180
  Columbia County GO, Courthouse/Detention Center Projects, Pre-Refunded, 5.00%,
    2/01/24 .....................................................................................       2,000,000         2,045,080
  Columbia County Water and Sewer Revenue, FSA Insured, 5.00%, 6/01/24 ..........................       1,130,000         1,189,393
  Columbus Water and Sewer Revenue,
     FSA Insured, 5.00%, 5/01/29 ................................................................       2,500,000         2,618,675
     Refunding, MBIA Insured, 5.00%, 5/01/25 ....................................................       1,000,000         1,043,910
  Decatur County School Building Authority Revenue, High School Project, FSA Insured, 5.00%,
    10/01/32 ....................................................................................       1,500,000         1,563,765


                                        Quarterly Statements of Investments | 51

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN GEORGIA TAX-FREE INCOME FUND                                                                 AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  GEORGIA (CONTINUED)
  DeKalb County Public Safety and Judicial Facilities Authority Revenue, Public Safety and
    Judicial Facility Project, 5.00%, 12/01/29 ..................................................   $   2,000,000   $     2,092,340
  DeKalb County School District COP, Georgia School Boards Assn. Inc., AMBAC Insured, 5.00%,
    12/01/27 ....................................................................................       4,285,000         4,464,456
  DeKalb County Water and Sewer Revenue,
     Pre-Refunded, 5.125%, 10/01/31 .............................................................       6,500,000         6,894,225
     Refunding, Series B, FSA Insured, 5.00%, 10/01/35 ..........................................       7,000,000         7,496,160
  Douglasville-Douglas County Water and Sewer Authority Revenue, MBIA Insured, 5.00%,
     6/01/29 ....................................................................................       3,410,000         3,541,899
     6/01/32 ....................................................................................       2,000,000         2,090,680
  East Point Building Authority Revenue, Water and Sewer Project, Series A, XLCA Insured,
    5.00%, 2/01/34 ..............................................................................       5,480,000         5,691,528
  Fayette County PFAR, Criminal Justice Center Project, Refunding, 5.00%, 6/01/26 ...............       3,000,000         3,104,700
  Fayette County School District GO, zero cpn. to 9/01/10,
     4.75% thereafter, 3/01/21 ..................................................................       1,355,000         1,219,446
     4.95% thereafter, 3/01/25 ..................................................................       1,000,000           892,410
  Forsyth County GO, Pre-Refunded, 5.75%, 2/01/19 ...............................................       1,500,000         1,604,715
  Forsyth County Water and Sewerage Authority Revenue, FSA Insured, 5.00%, 4/01/32 ..............       5,000,000         5,242,700
  Fulton County Development Authority Revenue,
     Georgia Tech Foundation Funding, Series A, 5.00%, 11/01/31 .................................       3,000,000         3,083,340
     Georgia Tech Foundation Funding SAC II Project, Series A, 5.25%, 11/01/30 ..................       5,000,000         5,218,200
     Molecular Science Building Project, MBIA Insured, 5.00%, 5/01/25 ...........................       2,240,000         2,331,974
     Morehouse College Project, Refunding, AMBAC Insured, 5.00%, 12/01/27 .......................       5,000,000         5,228,000
  Fulton County Water and Sewer Revenue, FGIC Insured, 5.00%, 1/01/30 ...........................       2,500,000         2,580,425
  Gainesville and Hall County Hospital Authority Revenue Anticipation Certificates,
    Northeast Health System Inc. Project, Pre-Refunded, 5.50%, 5/15/31 ..........................       2,500,000         2,676,800
  Georgia Municipal Assn. Inc. COP, City Court Atlanta Project, AMBAC Insured, 5.25%,
    12/01/26 ....................................................................................       2,000,000         2,105,880
  Georgia Municipal Electric Authority Power Revenue,
     Project 1, Refunding, Sub Series A, MBIA Insured, 5.00%, 1/01/26 ...........................       2,855,000         2,981,905
     Series W, 6.60%, 1/01/18 ...................................................................         955,000         1,096,732
     Series W, ETM, 6.60%, 1/01/18 ..............................................................          45,000            51,316
  Georgia Municipal Gas Authority Gas Revenue, City of Toccoa Project, AMBAC Insured, 5.00%,
    6/01/24 .....................................................................................       1,000,000         1,024,910
  Georgia Private Colleges and Universities Authority Student Housing Revenue, Mercer Housing
    Corp. Project, Series A, 6.00%, 6/01/24 .....................................................       2,550,000         2,624,128
  Georgia School Board Assn. Inc. COP, DeKalb County Public School Project, MBIA Insured,
    5.00%, 12/01/25 .............................................................................       2,600,000         2,720,146
  Georgia State HFAR,
     MF, Lake Vista Apartments Project, Series A, FSA Insured, 5.95%, 1/01/27 ...................       1,000,000         1,011,730
     SFM, Series C, 5.00%, 12/01/27 .............................................................       1,000,000         1,007,190
  Gwinnett County Development Authority COP, Gwinnett County Public Schools Project,
    MBIA Insured, 5.00%, 1/01/24 ................................................................       8,500,000         9,220,885
  Gwinnett County Hospital Authority Revenue, Anticipation Certificates, Gwinnett Hospital
    Systems Inc. Project, Series B, MBIA Insured, Pre-Refunded, 5.30%, 9/01/27 ..................       3,750,000         4,106,550
  Gwinnett County Water and Sewer Authority Revenue, Pre-Refunded, 5.25%, 8/01/25 ...............       2,795,000         3,028,299


52 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN GEORGIA TAX-FREE INCOME FUND                                                                 AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  GEORGIA (CONTINUED)
  Habersham County Hospital Authority Revenue, Anticipation Certificates, XCLA Insured,
    5.00%, 12/01/27 .............................................................................   $   2,015,000   $     2,106,884
  Habersham County School District GO, MBIA Insured, 5.00%, 4/01/28 .............................       2,750,000         2,873,530
  Henry County Hospital Authority Revenue, Henry Medical Center Inc. Project, Refunding,
    AMBAC Insured, 6.00%, 7/01/29 ...............................................................       5,000,000         5,382,100
  Hogansville Combined Public Utility System Revenue, Refunding, FSA Insured, 6.00%,
    10/01/23 ....................................................................................       3,300,000         3,959,967
  Jackson County School District GO, MBIA Insured, 5.00%, 3/01/25 ...............................       3,000,000         3,136,860
  Main Street Natural Gas Inc. Gas Prior Revenue, Series A, 5.50%, 9/15/27 ......................       5,000,000         4,975,700
  Marietta Development Authority Revenue, first mortgage, Life College Inc.,
     Refunding, Series A, FSA Insured, 5.75%, 9/01/14 ...........................................       1,800,000         1,801,728
     Refunding, Series A, FSA Insured, 5.80%, 9/01/19 ...........................................       1,100,000         1,101,089
     Refunding, Series A, FSA Insured, 5.95%, 9/01/19 ...........................................       1,000,000         1,001,050
     Series B, FSA Insured, 5.75%, 9/01/14 ......................................................         800,000           800,768
  Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional
    Healthcare System, MBIA Insured, 5.50%, 8/01/25 .............................................       6,000,000         6,291,480
  Meriwether County PFAR, Meriwether County Schools Project, MBIA Insured, 5.85%,
    10/01/26 ....................................................................................       1,000,000         1,052,830
  Monroe County Development Authority PCR, Oglethorpe Power Co., Scherer Project, Refunding,
    Series A, 6.80%, 1/01/12 ....................................................................       1,500,000         1,666,455
  Municipal Electricity Authority Revenue, Project 1, Sub Series E, MBIA Insured, 5.00%,
    1/01/25 .....................................................................................       2,315,000         2,422,856
  Newton County Hospital Authority Revenue, Newton Health System Project 1999,
    AMBAC Insured, Pre-Refunded, 6.10%, 2/01/24 .................................................       4,500,000         4,811,535
  Newton County IDAR, Georgia Perimeter College Foundation Real Estate Newton, CIFG Insured,
    5.00%, 6/01/24 ..............................................................................       3,150,000         3,300,853
  Paulding County GO, Courthouse, FGIC Insured, 5.00%, 2/01/32 ..................................       4,000,000         4,175,960
  Paulding County School District GO, 5.00%, 2/01/33 ............................................       4,000,000         4,166,800
  Peach County Development Authority Student Housing Facilities Revenue, Fort Valley State
    University Foundation Property LLC, AMBAC Insured, 5.00%, 6/01/34 ...........................       3,000,000         3,109,140
  Private Colleges and Universities Authority Revenue,
     Emory University Project, Series A, Pre-Refunded, 5.50%, 11/01/25 ..........................      10,000,000        10,513,800
     Mercer University Project, Refunding, Series A, 5.375%, 10/01/29 ...........................       2,000,000         2,018,040
  Richmond County Development Authority, Solid Waste Disposal Revenue, International Paper
    Co. Project, 5.80%, 12/01/20 ................................................................       1,500,000         1,518,765
  Richmond County Development Authority Educational Facilities Revenue, Augusta State
    University Jaguar Student Center, Series A, XLCA Insured, 5.00%, 7/01/29 ....................       1,000,000         1,040,210
  Rockdale County Water and Sewer Authority Revenue,
     FSA Insured, 5.00%, 7/01/29 ................................................................       4,000,000         4,173,960
     Series A, MBIA Insured, Pre-Refunded, 5.375%, 7/01/29 ......................................       5,000,000         5,263,050
  Savannah EDA Revenue, Armstrong Center LLC Project, Series A, XLCA Insured, 5.00%,
    12/01/30 ....................................................................................       1,500,000         1,555,965
  South Fulton Municipal Regional Water and Sewer Authority Water Revenue, MBIA Insured,
    Pre-Refunded, 5.00%, 1/01/33 ................................................................       3,500,000         3,765,545
  Suwanee GO, MBIA Insured, Pre-Refunded, 5.25%, 1/01/32 ........................................       3,000,000         3,221,130


                                        Quarterly Statements of Investments | 53

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN GEORGIA TAX-FREE INCOME FUND                                                                 AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  GEORGIA (CONTINUED)
  Upper Oconee Basin Water Authority Revenue,
     FGIC Insured, Pre-Refunded, 5.25%, 7/01/27 .................................................   $   1,550,000   $     1,597,910
     Refunding, MBIA Insured, 5.00%, 7/01/26 ....................................................       1,000,000         1,041,520
  Valdosta and Lowndes County Hospital Authority Revenue, Certificates, South Georgia Medical
    Center Project,
     5.00%, 10/01/33 ............................................................................       2,000,000         1,996,980
     AMBAC Insured, 5.25%, 10/01/27 .............................................................       3,000,000         3,140,520
  Walton County Water and Sewer Authority Revenue, Refunding and Improvement, MBIA Insured,
    6.00%, 2/01/21 ..............................................................................         750,000           752,993
  Ware County Hospital Authority Revenue, Anticipation Certificates, MBIA Insured, 5.25%,
    3/01/25 .....................................................................................       3,000,000         3,145,110
                                                                                                                    ----------------
                                                                                                                        283,674,030
                                                                                                                    ----------------
  U.S. TERRITORY 1.2%
  VIRGIN ISLANDS 1.2%
  Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A,
     5.40%, 10/01/12 ............................................................................         850,000           868,683
     5.50%, 10/01/22 ............................................................................       1,200,000         1,217,952
     5.625%, 10/01/25 ...........................................................................       1,530,000         1,552,430
                                                                                                                    ----------------
                                                                                                                          3,639,065
                                                                                                                    ----------------
  TOTAL LONG TERM INVESTMENTS (COST $276,581,262) ...............................................                       287,313,095
                                                                                                                    ----------------
  SHORT TERM INVESTMENTS 1.1%
  MUNICIPAL BONDS 1.1%
  GEORGIA 1.0%
a Athens-Clarke County Unified Government Development Authority Revenue, University of
    Georgia Athletic Assn. Project,
     Daily VRDN and Put, 3.62%, 8/01/33 .........................................................       1,000,000         1,000,000
     Series B, Daily VRDN and Put, 3.62%, 7/01/35 ...............................................       1,100,000         1,100,000
a Atlanta Downtown Development Authority Revenue, Underground Atlanta Project, Refunding,
    AMBAC Insured, Weekly VRDN and Put, 3.59%, 10/01/16 .........................................         900,000           900,000
                                                                                                                    ----------------
                                                                                                                          3,000,000
                                                                                                                    ----------------
  U.S. TERRITORY 0.1%
  PUERTO RICO 0.1%
a Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series A-3, FSA Insured,
    Daily VRDN and Put, 3.47%, 7/01/29 ..........................................................         300,000           300,000
                                                                                                                    ----------------
  TOTAL SHORT TERM INVESTMENTS (COST $3,300,000) ................................................                         3,300,000
                                                                                                                    ----------------
  TOTAL INVESTMENTS (COST $279,881,262) 98.5% ...................................................                       290,613,095
  OTHER ASSETS, LESS LIABILITIES 1.5% ...........................................................                         4,430,206
                                                                                                                    ----------------
  NET ASSETS 100.0% .............................................................................                   $   295,043,301
                                                                                                                    ================

See Selected Portfolio Abbreviations on page 176.

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


54 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                              AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 100.0%
  MUNICIPAL BONDS 100.0%
  ALABAMA 0.4%
  Camden IDB Exempt Facilities Revenue, Weyerhaeuser, Refunding,
     Series A, 6.125%, 12/01/24 .................................................................   $   3,000,000   $     3,225,750
     Series B, 6.375%, 12/01/24 .................................................................       1,750,000         1,880,690
  Oneonta Eastern Health Systems Special Care Facilities Financing Authority GO,
    Pre-Refunded, 7.75%, 7/01/21 ................................................................       9,835,000        10,829,220
  Phenix City IDB Environmental Improvement Revenue, MeadWestvaco-Mead Coated Board
    Project, Refunding, Series B, 6.10%, 5/15/30 ................................................       5,800,000         5,999,926
                                                                                                                    ----------------
                                                                                                                         21,935,586
                                                                                                                    ----------------
  ALASKA 0.2%
  Alaska Industrial Development and Export Authority Power Revenue, Upper Lynn Canal
    Regional Power,
     5.70%, 1/01/12 .............................................................................       1,700,000         1,708,466
     5.80%, 1/01/18 .............................................................................       1,495,000         1,496,944
     5.875%, 1/01/32 ............................................................................       6,900,000         6,662,847
                                                                                                                    ----------------
                                                                                                                          9,868,257
                                                                                                                    ----------------
  ARIZONA 3.8%
  Apache County IDA,
     IDR, Tucson Electric Power Co. Project, Refunding, Series C, 5.85%, 3/01/26 ................      16,500,000        16,546,035
     PCR, Tucson Electric Power Co. Project, Refunding, Series A, 5.85%, 3/01/28 ................      53,150,000        53,290,316
     PCR, Tucson Electric Power Co. Project, Refunding, Series B, 5.875%, 3/01/33 ...............      33,800,000        33,883,148
  Arizona Health Facilities Authority Hospital System Revenue, John C. Lincoln Health Network,
    Pre-Refunded, 6.375%, 12/01/37 ..............................................................       2,500,000         2,857,300
  Arizona Health Facilities Authority Revenue,
     Bethesda Foundation Project, Series A, 6.375%, 8/15/15 .....................................         400,000           404,648
     Bethesda Foundation Project, Series A, 6.40%, 8/15/27 ......................................       4,000,000         4,026,240
     Catholic Healthcare West, Series A, 6.625%, 7/01/20 ........................................       3,940,000         4,304,805
  Casa Grande IDA Hospital Revenue, Casa Grande Regional Medical Center, Series A, 7.25%,
    12/01/32 ....................................................................................      14,500,000        15,095,225
  Coconino County PCC Revenue, Tucson Electric Power Navajo, Refunding,
     Series A, 7.125%, 10/01/32 .................................................................      21,125,000        21,678,897
     Series B, 7.00%, 10/01/32 ..................................................................       9,500,000         9,745,385
  Downtown Phoenix Hotel Corp. Revenue, Sub Series B, FGIC Insured, 5.00%, 7/01/36 ..............      10,000,000        10,206,000
  Maricopa County IDA Health Facility Revenue,
     Catholic Healthcare West, Refunding, Series A, 5.50%, 7/01/26 ..............................       7,500,000         7,805,475
     Catholic Healthcare West, Refunding, Series A, 5.25%, 7/01/32 ..............................      10,000,000        10,226,100
     Catholic Healthcare West Project, Refunding, Series A, ACA Insured, 5.00%, 7/01/16 .........       6,040,000         6,134,768
  Maricopa County PCC, PCR, Public Service Co. of Colorado, Refunding, Series A, 5.75%,
    11/01/22 ....................................................................................       9,800,000         9,846,648
  Pima County IDAR, Tucson Electric Power Co. Project, Series A, 6.10%, 9/01/25 .................       3,990,000         4,002,010
  Salt Verde Financial Corp. Senior Gas Revenue, 5.00%, 12/01/37 ................................      10,000,000         9,580,700
  University Medical Center Corp. Revenue, 5.00%, 7/01/35 .......................................      10,175,000         9,511,488
                                                                                                                    ----------------
                                                                                                                        229,145,188
                                                                                                                    ----------------


                                        Quarterly Statements of Investments | 55

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                              AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  ARKANSAS 0.3%
  Arkansas State Development Finance Authority Industrial Facilities Revenue, Potlatch Corp.
    Projects, Series A, 7.75%, 8/01/25 ..........................................................   $   3,800,000  $      4,210,780
  Baxter County IDR, Aeroquip Corp. Project, Refunding, 5.80%, 10/01/13 .........................       2,400,000         2,632,704
  Calhoun County Solid Waste Disposal Revenue, Georgia-Pacific Corp. Project, 6.375%,
    11/01/26 ....................................................................................      10,000,000        10,093,300
  Warren Solid Waste Disposal Revenue, Potlatch Corp. Project, 7.00%, 4/01/12 ...................       3,150,000         3,345,395
                                                                                                                    ----------------
                                                                                                                         20,282,179
                                                                                                                    ----------------
  CALIFORNIA 19.4%
  ABAG 1915 Act Special Assessment, Windemere Ranch AD,
     1999-1, Pre-Refunded, 6.375%, 9/02/32 ......................................................       9,735,000        10,992,762
     Series 1, Pre-Refunded, 7.45%, 9/02/30 .....................................................      37,525,000        39,417,761
  Adelanto Water Authority Revenue, Subordinated, Water System Acquisition Project, Series A,
    Pre-Refunded, 7.50%, 9/01/28 ................................................................      21,275,000        22,334,069
  Alameda County MFHR, Claremont House Project, Refunding, Series A, 8.00%, 12/01/23 ............      11,050,000        11,427,910
a Aliso Viejo CFD No. 2005-01 Special Tax, Glenwood at Aliso Viejo, 6.00%, 9/01/38 ..............       5,200,000         5,120,492
  Anaheim PFAR, Refunding, Series A-2, FGIC Insured, 4.75%, 9/01/29 .............................      24,000,000        24,259,680
  Beaumont Financing Authority Local Agency Revenue, Improvement Area No. 19C, Series A,
    5.35%, 9/01/36 ..............................................................................       3,680,000         3,303,058
  Beaumont PFAR, Sewer Enterprise Project, Series A, Pre-Refunded, 6.90%, 9/01/23 ...............       4,185,000         5,011,538
  Calabasas Special Tax, CFD No. 01-1, Refunding, 6.25%, 9/01/31 ................................       5,780,000         6,485,796
  California County Tobacco Securitization Agency Revenue, Asset-Backed, Alameda County,
    5.875%, 6/01/35 .............................................................................       3,700,000         3,618,563
  California Educational Facilities Authority Revenue, Pooled College and University Financing,
    Refunding, Series B, 6.125%, 6/01/09 ........................................................          15,000            15,018
  California Health Facilities Financing Authority Revenue, Marshall Medical Center, Series A,
    California Mortgage Insured, 5.00%,
     11/01/24 ...................................................................................       2,295,000         2,350,057
     11/01/29 ...................................................................................       2,220,000         2,240,535
     11/01/33 ...................................................................................       3,130,000         3,140,736
  California HFAR, Home Mortgage, Series K, 4.70%, 8/01/31 ......................................      20,000,000        19,038,600
  California Infrastructure and Economic Development Bank Revenue, Department of Social
    Services Administration Building, AMBAC Insured, 5.00%,
     12/01/30 ...................................................................................      10,300,000        10,929,742
     12/01/35 ...................................................................................      14,110,000        14,912,153
  California State GO,
     Pre-Refunded, 5.25%, 4/01/30 ...............................................................       2,450,000         2,643,942
     Pre-Refunded, 5.25%, 4/01/32 ...............................................................       2,460,000         2,654,734
     Pre-Refunded, 5.00%, 2/01/33 ...............................................................      40,640,000        44,198,845
     Refunding, 5.25%, 4/01/30 ..................................................................          50,000            51,435
     Refunding, 5.25%, 4/01/32 ..................................................................          40,000            41,100
     Various Purpose, 5.125%, 11/01/24 ..........................................................      18,935,000        19,551,902
     Various Purpose, Refunding, 5.00%, 6/01/31 .................................................      25,000,000        25,421,250
     Various Purpose, Refunding, FGIC Insured, 5.00%, 6/01/27 ...................................      16,675,000        17,444,218
  California Statewide CDA Revenue,
     Elder Care Alliance, Series A, Pre-Refunded, 8.25%, 11/15/32 ...............................      13,090,000        16,198,482
     Eskaton Village Grass Valley, Pre-Refunded, 8.25%, 11/15/31 ................................       2,980,000         3,400,120


56 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                              AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  California Statewide CDA Revenue, (continued)
     John F. Kennedy University, 6.75%, 10/01/33 ................................................   $   8,000,000   $     8,491,680
     Monterey Institute International, 5.50%, 7/01/31 ...........................................      13,240,000        12,473,404
     Prospect Sierra School, Pre-Refunded, 6.75%, 9/01/32 .......................................       6,545,000         7,228,167
     Sutter Health, Refunding, Series A, 5.00%, 11/15/43 ........................................      25,000,000        25,048,000
  Chabot-Las Positas Community College District GO, Capital Appreciation Bonds, Series C,
    AMBAC Insured, zero cpn.,
     8/01/33 ....................................................................................      21,015,000         5,532,829
     8/01/34 ....................................................................................      10,000,000         2,505,800
     8/01/43 ....................................................................................      31,515,000         4,813,601
     8/01/45 ....................................................................................      34,035,000         4,627,058
  Chino CFD Special Tax, No. 03-3, Improvement Area 2, 5.00%, 9/01/36 ...........................       2,215,000         1,958,835
  Chula Vista CFD Special Tax,
     No. 07-I, Otay Ranch Village Eleven, 5.875%, 9/01/34 .......................................       3,200,000         3,232,416
     No. 13-I, Otay Ranch Village Seven, 5.35%, 9/01/36 .........................................       2,675,000         2,472,262
     No. 99-1, Otay Ranch Spa One, Pre-Refunded, 6.10%, 9/01/31 .................................       4,890,000         5,345,699
  Corona COP, Corona Community Hospital Project, Pre-Refunded, 9.425%, 9/01/20 ..................       8,485,000         9,710,064
  El Dorado County CFD Special Tax, Promontory Specific, Series No. 2001-1, 6.30%,
    9/01/31 .....................................................................................       3,500,000         3,615,185
  Emeryville RDA, MFHR, Emery Bay Apartments II,
     Refunding, Series A, 5.85%, 10/01/28 .......................................................      12,950,000        13,029,643
     sub. lien, Refunding, Series B, 6.35%, 10/01/28 ............................................       3,070,000         3,088,604
     sub. lien, Refunding, Series C, 7.875%, 10/01/28 ...........................................       1,820,000         1,832,321
  Foothill/Eastern Corridor Agency Toll Road Revenue, Capital Appreciation, Refunding,
     zero cpn., 1/15/22 .........................................................................      49,115,000        21,506,476
     zero cpn., 1/15/31 .........................................................................       4,000,000         1,024,040
     zero cpn., 1/15/34 .........................................................................       4,500,000           958,635
     zero cpn., 1/15/36 .........................................................................       4,000,000           753,560
     zero cpn. to 7/15/09, 5.85% thereafter, 1/15/23 ............................................      35,000,000        33,162,150
  Fullerton CFD No. 1 Special Tax, Amerige Heights, 6.20%, 9/01/32 ..............................       3,500,000         3,575,915
  Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue,
     Asset-Backed, Series A-3, Pre-Refunded, 7.875%, 6/01/42 ....................................      10,000,000        12,178,700
     Enhanced, Asset-Backed, Refunding, Series A, 5.00%, 6/01/45 ................................      30,750,000        29,987,400
     Enhanced, Asset-Backed, Series A-3, Pre-Refunded, 5.50%, 6/01/33 ...........................      20,000,000        22,002,800
     Enhanced, Asset-Backed, Series A-3, Pre-Refunded, 5.50%, 6/01/43 ...........................      20,000,000        22,002,800
     Enhanced, Asset-Backed, Series B, Pre-Refunded, 5.625%, 6/01/38 ............................      21,000,000        23,232,930
     Enhanced, Series A, AMBAC Insured, 5.00%, 6/01/45 ..........................................      13,250,000        13,274,513
     Series 2003 A-1, Pre-Refunded, 6.75%, 6/01/39 ..............................................       4,735,000         5,502,544
  Lake Elsinore 1915 Act Special Assessment, AD No. 93-1, Limited Obligation, Refunding,
    7.00%, 9/02/30 ..............................................................................       7,900,000         8,325,810
  Lee Lake Water District CFD No. 3 Special Tax, Retreat, 5.95%, 9/01/34 ........................       5,000,000         5,073,700
  Livermore CFD Special Tax, No. 06-1, Shea Properties, 5.40%, 9/01/36 ..........................       6,595,000         6,253,907
  Los Angeles MFR, Refunding,
     Series J-1B, 7.125%, 1/01/24 ...............................................................         190,000           187,028
     Series J-1C, 7.125%, 1/01/24 ...............................................................         540,000           531,554
     Series J-2B, 8.50%, 1/01/24 ................................................................         920,000           884,957
   b Series J-2C, 8.50%, 1/01/24 ................................................................       2,560,000         2,462,490


                                        Quarterly Statements of Investments | 57

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                              AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Los Angeles Regional Airports Improvement Corp. Lease Revenue,
   c Facilities Sub-Lease, International Airport, Refunding, 6.35%, 11/01/25 ....................   $  12,000,000   $    11,314,680
     Facilities Sub-Lease, Los Angeles International, Series A-1, 7.125%, 12/01/24 ..............       2,000,000         2,115,220
     Facilities Sub-Lease, Los Angeles International, Series A-2, 7.50%, 12/01/24 ...............      10,000,000        10,742,500
     Refunding, Series C, 7.00%, 12/01/12 .......................................................       6,000,000         6,176,580
     Refunding, Series C, 7.50%, 12/01/24 .......................................................      30,000,000        32,227,500
   c United Airlines, Los Angeles International, Refunding, 6.875%, 11/15/12 ....................       9,500,000         8,273,075
  Los Angeles Wastewater System Revenue, Refunding, Series A, MBIA Insured, 5.00%,
    6/01/30 .....................................................................................       7,530,000         7,810,718
  Murrieta 1915 Act Special Tax, CFD No. 2000-1, 6.375%, 9/01/30 ................................       4,000,000         4,158,080
  Poway USD Special Tax,
     CFD No. 10, Area A, 6.10%, 9/01/31 .........................................................       1,995,000         2,016,865
     CFD No. 11, Area A, 5.375%, 9/01/28 ........................................................       2,965,000         2,865,850
     CFD No. 11, Area A, 5.375%, 9/01/34 ........................................................       2,235,000         2,092,139
     CFD No. 14, Del Sur, 5.25%, 9/01/36 ........................................................       7,500,000         6,771,675
  Rocklin Special Tax, CFD No. 10, Whitney, 5.00%, 9/01/35 ......................................       7,335,000         6,456,560
  Romoland School District Special Tax, CFD 1,
     Improvement Area 1, 5.35%, 9/01/28 .........................................................       7,015,000         6,842,782
     Improvement Area 1, 5.40%, 9/01/36 .........................................................       6,175,000         5,822,655
     Improvement Area 2, 5.35%, 9/01/38 .........................................................       7,900,000         7,435,085
  Roseville Special Tax, CFD No. 1, Westpark, 5.25%, 9/01/25 ....................................       1,550,000         1,424,466
  San Francisco City and County RDA Lease Revenue, George R. Moscone Center, zero cpn.,
     7/01/09 ....................................................................................       3,750,000         3,553,088
     7/01/10 ....................................................................................       4,500,000         4,104,360
     7/01/12 ....................................................................................       4,500,000         3,786,795
     7/01/13 ....................................................................................       4,250,000         3,428,900
     7/01/14 ....................................................................................       2,250,000         1,736,595
  San Francisco Uptown Parking Corp. Parking Revenue, Union Square, MBIA Insured, 6.00%,
    7/01/31 .....................................................................................       8,920,000         9,763,118
  San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
     Capital Appreciation, Refunding, Series A, 5.60%, 1/15/16 ..................................      22,500,000        23,680,800
     Capital Appreciation, Refunding, Series A, 5.65%, 1/15/17 ..................................      20,000,000        20,979,200
     Capital Appreciation, Refunding, Series A, 5.75%, 1/15/23 ..................................      20,000,000        20,585,800
     Capital Appreciation, Refunding, Series A, 5.75%, 1/15/24 ..................................      20,000,000        20,572,600
     junior lien, ETM, zero cpn., 1/01/08 .......................................................      10,400,000        10,374,936
     junior lien, ETM, zero cpn., 1/01/09 .......................................................      21,800,000        21,050,516
     junior lien, ETM, zero cpn., 1/01/10 .......................................................      15,000,000        14,002,050
     junior lien, ETM, zero cpn., 1/01/12 .......................................................      30,100,000        26,133,723
     junior lien, ETM, zero cpn., 1/01/24 .......................................................      52,700,000        26,265,153
     junior lien, ETM, zero cpn., 1/01/25 .......................................................      45,200,000        21,392,708
     junior lien, ETM, zero cpn., 1/01/26 .......................................................     131,900,000        58,911,816
     junior lien, ETM, zero cpn., 1/01/27 .......................................................     139,100,000        58,647,342
     senior lien, 5.00%, 1/01/33 ................................................................      11,930,000        11,420,231
  Saugus USD Special Tax, 6.00%, 9/01/33 ........................................................       3,150,000         3,201,692
  Seal Beach CFD No. 05-01 Special Tax, Pacific Gateway Business Center, 5.30%,
    9/01/36 .....................................................................................       2,000,000         1,882,000


58 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                              AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Stockton 1915 Act Special Assessment, Limited Obligation, Mosher AD No. 2003-2, 6.30%,
    9/02/33 .....................................................................................   $   6,000,000   $     6,181,800
  Stockton CFD Special Tax, No. 2001-1, Spanos Park West, Pre-Refunded, 6.375%,
    9/01/32 .....................................................................................       4,100,000         4,714,959
  Tustin CFD No. 06-01 Special Tax, Legacy/Columbus, Series A, 6.00%, 9/01/36 ...................      20,000,000        20,411,600
  Upland CFD No. 2003-2 Special Tax, San Antonio, Improvement Area 1, Series A, 6.00%,
    9/01/34 .....................................................................................       6,520,000         6,662,201
  West Sacramento Special Tax, CFD No. 16, Pre-Refunded, 6.00%, 9/01/33 .........................       3,000,000         3,340,140
                                                                                                                    ----------------
                                                                                                                      1,175,422,528
                                                                                                                    ----------------
  COLORADO 3.6%
  Colorado Health Facilities Authority Revenue,
     Adventist Health-Sunbelt, Refunding, Series D, 5.25%, 11/15/35 .............................      20,000,000        20,184,000
     Volunteers of America Care Facilities, Improvement, Series A, ETM, 5.45%, 7/01/08 ..........         230,000           232,760
     Volunteers of America Care Facilities, Improvement, Series A, Pre-Refunded, 5.75%,
       7/01/20 ..................................................................................       3,000,000         3,099,960
     Volunteers of America Care Facilities, Improvement, Series A, Pre-Refunded, 5.875%,
       7/01/28 ..................................................................................       2,990,000         3,091,720
  Denver City and County Airport Revenue,
     Series B, Pre-Refunded, 5.50%, 11/15/33 ....................................................      20,000,000        22,265,600
     Series D, 7.75%, 11/15/13 ..................................................................         470,000           523,467
  Denver City and County Special Facilities Airport Revenue, United Airlines Project, Refunding,
    Series A, 5.25%, 10/01/32 ...................................................................      25,000,000        21,390,750
  Denver Convention Center Hotel Authority Revenue, Refunding, Senior Bond, XLCA Insured,
    5.00%,
     12/01/30 ...................................................................................      15,000,000        15,258,150
     12/01/35 ...................................................................................      15,000,000        15,203,850
  Denver Health and Hospital Authority Healthcare Revenue, Series A, Pre-Refunded, 6.25%,
    12/01/33 ....................................................................................       4,000,000         4,660,400
  E-470 Public Highway Authority Revenue, Capital Appreciation,
     Refunding, Series B, MBIA Insured, zero cpn., 9/01/37 ......................................      15,720,000         3,395,520
     Refunding, Series B, MBIA Insured, zero cpn., 9/01/38 ......................................      20,000,000         4,090,800
     Refunding, Series B, MBIA Insured, zero cpn., 9/01/39 ......................................      30,000,000         5,809,500
     Series A, MBIA Insured, zero cpn., 9/01/28 .................................................      15,000,000         5,342,850
     Series B, MBIA Insured, zero cpn., 9/01/29 .................................................      10,000,000         3,262,700
     Series B, MBIA Insured, zero cpn., 9/01/30 .................................................      17,300,000         5,317,674
     Series B, MBIA Insured, zero cpn., 9/01/31 .................................................      10,000,000         2,895,200
  Eagle County Airport Terminal Corp. Revenue, Series A,
     7.00%, 5/01/21 .............................................................................         735,000           769,523
     7.125%, 5/01/31 ............................................................................       1,215,000         1,265,617
  Eagle County Sports and Housing Facilities Revenue, Vail Associate Project, Refunding,
    6.95%, 8/01/19 ..............................................................................      41,200,000        44,110,368
  Littleton MFHR, Riverpoint, Series C, Pre-Refunded, 8.00%, 12/01/29 ...........................       2,755,000         3,118,688
  McKay Landing Metropolitan District No. 002 GO,
     Limited Tax, Pre-Refunded, 7.50%, 12/01/19 .................................................       2,990,000         3,313,368
     Subordinated, Series A, Pre-Refunded, 7.50%, 12/01/34 ......................................       2,000,000         2,239,020


                                        Quarterly Statements of Investments | 59

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
    FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                            AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    COLORADO (CONTINUED)
    Saddle Rock South Metropolitan District No. 2 GO, Limited Mill Levy Obligation,
      Pre-Refunded, 7.20%, 12/01/19 .............................................................   $     275,000   $       298,942
    Saddle Rock South Metropolitan District No. 3 GO, Limited Mill Levy Obligation,
      Pre-Refunded, 7.35%, 12/01/19 .............................................................       3,050,000         3,325,384
    Superior Metropolitan District No. 1 Special Revenue, Refunding, AMBAC Insured, 5.00%,
      12/01/28 ..................................................................................       7,640,000         7,951,177
    University of Colorado Hospital Authority Revenue, Series A, Pre-Refunded, 5.60%,
      11/15/31 ..................................................................................       9,000,000         9,721,530
b,d Villages Castle Rock Metropolitan District No. 4 Revenue, Refunding, 8.50%, 6/01/31 .........       3,000,000         3,028,200
                                                                                                                    ----------------
                                                                                                                        215,166,718
                                                                                                                    ----------------
    CONNECTICUT 1.6%
    Connecticut State Development Authority PCR,
       Connecticut Light and Water, Refunding, Series A, 5.85%, 9/01/28 .........................      53,825,000        55,412,299
       Western Massachusetts Electric Co., Refunding, Series A, 5.85%, 9/01/28 ..................      12,500,000        12,868,625
    Connecticut State Development Authority Water Facility Revenue, Bridgeport Hydraulic Co.
      Project, 6.15%, 4/01/35 ...................................................................       3,000,000         3,058,620
    Connecticut State Health and Educational Facilities Authority Revenue,
       Sacred Heart University, Series C, 6.50%, 7/01/16 ........................................         375,000           378,053
       St. Mary's Hospital, Refunding, Series E, 5.50%, 7/01/20 .................................       5,650,000         5,270,490
       Windham Community Memorial Hospital, Series C, 6.00%, 7/01/11 ............................         800,000           816,704
    Connecticut State HFAR, Housing Mortgage Finance Program, Refunding, Series C-1, 6.30%,
      11/15/17 ..................................................................................      16,060,000        16,183,501
                                                                                                                    ----------------
                                                                                                                         93,988,292
                                                                                                                    ----------------
    DISTRICT OF COLUMBIA 1.4%
    District of Columbia Ballpark Revenue, Series B-1, FGIC Insured, 5.00%, 2/01/35 .............      18,000,000        18,275,940
    District of Columbia Hospital Revenue, Medlantic Healthcare Group, Series A, MBIA Insured,
      ETM, 5.875%, 8/15/19 ......................................................................       8,850,000         8,981,688
    District of Columbia Revenue,
       Gains-Georgetown University, Capital Appreciation, AMBAC Insured, zero cpn. to 3/31/18,
         5.00% thereafter, 4/01/36 ..............................................................      27,105,000        15,998,455
       Methodist Home Issue, 6.00%, 1/01/29 .....................................................       4,750,000         4,655,238
    District of Columbia Tobacco Settlement Financing Corp. Revenue,
       Capital Appreciation, Asset-Backed Bonds, Series A, zero cpn., 6/15/46 ...................     175,000,000        12,036,500
       Capital Appreciation, Asset-Backed Bonds, Series B, zero cpn., 6/15/46 ...................      66,000,000         4,060,320
       Refunding, Asset-Backed Bonds, 6.50%, 5/15/33 ............................................      22,000,000        22,384,780
                                                                                                                    ----------------
                                                                                                                         86,392,921
                                                                                                                    ----------------
    FLORIDA 7.8%
    Bartram Springs CDD Special Assessment, Refunding, 4.75%, 5/01/34 ...........................       4,800,000         3,686,688
    Beacon Tradeport CDD Special Assessment, Commercial Project, Series A, Pre-Refunded,
       6.00%, 5/01/16 ...........................................................................      22,565,000        23,924,090
       6.20%, 5/01/22 ...........................................................................      23,590,000        25,799,675
    Brighton Lakes CDD Special Assessment, Series B, Pre-Refunded, 7.625%, 5/01/31 ..............       3,080,000         3,375,803
    Brooks of Bonita Springs CDD Capital Improvement Revenue, 6.85%, 5/01/31 ....................       1,370,000         1,379,220
    Brooks of Bonita Springs II CDD Capital Improvement Revenue, Series A, Pre-Refunded,
      7.00%, 5/01/31 ............................................................................      11,780,000        12,181,462


60 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                              AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  FLORIDA (CONTINUED)
  Capital Region CDD Capital Improvement Revenue, Series A-2, 6.85%, 5/01/31 ....................   $   2,285,000   $     2,453,884
  Championsgate CDD Capital Improvement Revenue, Series A, 6.25%, 5/01/20 .......................       2,445,000         2,367,078
  Citrus County Hospital Board Revenue, Citrus Memorial Hospital, Refunding, 6.375%,
    8/15/32 .....................................................................................      10,550,000        10,953,326
  East Homestead CDD Special Assessment Revenue, 5.45%, 5/01/36 .................................       1,425,000         1,211,051
  Falcon Trace CDD Special Assessment, Pre-Refunded, 6.00%, 5/01/20 .............................       3,690,000         3,896,603
  Fleming Plantation CDD Special Assessment, Series B, Pre-Refunded, 7.375%, 5/01/31 ............       9,900,000        10,916,631
  Florida State Board of Education Capital Outlay GO, Public Education, Refunding, Series D,
    6.00%, 6/01/23 ..............................................................................       5,000,000         6,036,350
  Groves CDD Special Assessment Revenue, Series A, Pre-Refunded, 7.75%, 5/01/32 .................       1,725,000         1,912,749
  Halifax Hospital Medical Center Hospital Revenue,
     Refunding and Improvement, Series A, 5.375%, 6/01/46 .......................................      18,000,000        17,390,520
     Series A, Pre-Refunded, 7.25%, 10/01/24 ....................................................       4,700,000         5,268,183
     Series A, Pre-Refunded, 7.25%, 10/01/29 ....................................................       1,400,000         1,569,246
  Hawk's Point CDD Special Assessment, Hawk's Point Community Development, Series A,
    5.30%, 5/01/39 ..............................................................................       1,450,000         1,196,540
  Heritage Harbor CDD Special Assessment Revenue, Series A, 6.70%, 5/01/19 ......................       1,400,000         1,400,266
  Hillsborough County IDAR, Refunding, Series B, 5.25%,
     10/01/28 ...................................................................................       1,500,000         1,524,690
     10/01/34 ...................................................................................       7,250,000         7,321,847
  Indian Trace CDD, GO, Water Management Special Benefit, Refunding, Sub Series B, 8.25%,
    5/01/11 .....................................................................................       9,115,000         9,345,154
  Indian Trace Development District Special Assessment, Isles at Weston Project, 5.50%,
    5/01/33 .....................................................................................       2,900,000         2,887,646
  Indian Trail ID, GO, Water Control and Improvement, Unit Development 18,
     ETM, 6.875%, 8/01/10 .......................................................................         455,000           478,000
     Pre-Refunded, 7.00%, 8/01/20 ...............................................................       2,445,000         2,654,390
     Pre-Refunded, 7.25%, 8/01/31 ...............................................................       5,725,000         6,244,773
  Indigo CDD Capital Improvement Revenue, Refunding,
     Series A, 7.00%, 5/01/31 ...................................................................         910,000           910,983
     Series C, 7.00%, 5/01/30 ...................................................................       4,710,000         4,657,107
  Islands at Doral CDD Special Assessment, 6.125%, 5/01/24 ......................................       1,820,000         1,771,279
  Lake Ashton CDD Revenue, Series A, 7.40%, 5/01/32 .............................................       1,535,000         1,607,391
  Lakeland Retirement Community Revenue, first mortgage, Carpenters Home, Refunding,
    Series A, 6.75%, 1/01/19 ....................................................................      13,720,000        14,092,772
  Lakewood Ranch CDD No. 3 Special Assessment Revenue, 7.625%, 5/01/18 ..........................         415,000           416,519
  Lee County Transportation Facilities Revenue, Sanibel Bridges and Causeway, Series B,
    CIFG Insured, 5.00%, 10/01/30 ...............................................................      11,505,000        11,712,895
  Mediterra North CDD Capital Improvement Revenue, Series A, 6.80%, 5/01/31 .....................       7,880,000         8,120,892
  Mediterra South CDD Capital Improvement Revenue,
     6.85%, 5/01/31 .............................................................................       2,355,000         2,509,559
     Series B, 6.95%, 5/01/31 ...................................................................       7,175,000         7,342,895
  Mediterranea CDD Special Assessment, Series A, 5.60%, 5/01/37 .................................       1,550,000         1,344,470
  Miami-Dade County Public Facilities Revenue, Jackson Health System, Series A,
    MBIA Insured, 5.00%, 6/01/32 ................................................................      14,000,000        14,200,760


                                        Quarterly Statements of Investments | 61

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                              AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  FLORIDA (CONTINUED)
  Midtown Miami Community Development Special Assessment Revenue,
     Series A, 6.25%, 5/01/37 ...................................................................   $   7,500,000   $     7,095,750
     Series B, 6.50%, 5/01/37 ...................................................................       4,000,000         3,907,480
  Mount Dora Country Club CDD Special Assessment Revenue, 7.75%, 5/01/13 ........................         365,000           366,442
  North Springs ID Special Assessment Revenue, Parkland Isles Project, Series A, 7.00%,
    5/01/19 .....................................................................................         670,000           670,757
  Northern Palm Beach County ID Revenue, Water Control and Improvement, Unit of
    Development No. 43,
     6.10%, 8/01/21 .............................................................................         535,000           506,511
     Pre-Refunded, 6.10%, 8/01/21 ...............................................................       1,960,000         2,161,958
  Northern Palm Beach County ID Special Assessment, Water Control and Improvement Bonds,
    Unit of Development No. 46, Series A, 5.35%, 8/01/41 ........................................         800,000           652,664
  Northwood CDD Special Assessment Revenue, Series B, 7.60%, 5/01/17 ............................       1,085,000         1,088,863
  Oakstead CDD Revenue, Capital Improvement, Series A, Pre-Refunded, 7.20%, 5/01/32 .............       3,230,000         3,488,368
  Orange County Health Facilities Authority Revenue, Hospital,
     Adventist Health System Inc., Pre-Refunded, 5.625%, 11/15/32 ...............................      10,000,000        11,065,200
     Orlando Regional Healthcare, Pre-Refunded, 5.75%, 12/01/32 .................................      15,000,000        16,605,000
  Palm Glades CDD Revenue, Special Assessment, Series A, 5.30%, 5/01/36 .........................       1,300,000         1,081,457
  Parklands West CDD Revenue, Special Assessment, Series A, 6.90%, 5/01/32 ......................       2,775,000         2,994,419
  Parkway Center CDD Special Assessment, Refunding, Series A, 8.25%, 5/01/31 ....................       1,350,314         1,457,232
  Pelican Marsh CDD Special Assessment Revenue,
     Series A, 7.10%, 5/01/20 ...................................................................       3,160,000         3,210,844
     Series A, 7.20%, 5/01/31 ...................................................................       6,275,000         6,394,852
     Series B, 6.90%, 5/01/11 ...................................................................         755,000           760,851
  Piney-Z CDD Capital Improvement Revenue, Series A, 7.25%, 5/01/19 .............................         620,000           625,022
  Poinciana CDD Special Assessment, Series A, 7.125%, 5/01/31 ...................................      10,050,000        10,441,045
  Port St. Lucie Utility Revenue, System, Refunding, Series A, MBIA Insured, 5.00%,
    9/01/29 .....................................................................................      11,025,000        11,410,875
  Portico CDD Capital Improvement Revenue, 5.45%, 5/01/37 .......................................       3,000,000         2,551,110
  Portofino Cove CDD Special Assessment, Series A, 5.50%, 5/01/38 ...............................       1,595,000         1,362,289
  Portofino Landings CDD Special Assessment, Series A, 5.40%, 5/01/38 ...........................       2,795,000         2,350,819
  Portofino Springs CDD Special Assessment, Series A, 5.50%, 5/01/38 ............................       1,000,000           854,100
  Reserve CDD Capital Improvement Revenue, Stormwater Management, 8.25%, 5/01/14 ................       1,625,000         1,634,604
  Reserve CDD No. 2 Capital Improvement Revenue, 7.125%, 5/01/30 ................................       3,495,000         3,516,949
  Reserve CDD Utility Revenue, Stormwater Management, Refunding, Series A, 6.625%,
    12/01/22 ....................................................................................       3,735,000         3,726,895
  River Place St. Lucie CDD Special Assessment Revenue,
     Series A, 7.625%, 5/01/21 ..................................................................       1,090,000         1,138,549
     Series A, 7.625%, 5/01/30 ..................................................................       1,590,000         1,668,991
     Series B, 7.25%, 5/01/10 ...................................................................         970,000           969,796
  Riverwood CDD Special Assessment Revenue, Series A, 7.75%, 5/01/14 ............................         575,000           593,866
  Sampson Creek CDD Capital Improvement Revenue, Series A, Pre-Refunded, 6.95%,
    5/01/31 .....................................................................................       2,730,000         2,934,286
  Somerset County Revenue, Somerset CDD, 5.30%, 5/01/37 .........................................       8,170,000         6,735,103
  South Broward Hospital District Revenue, South Broward Hospital District, Refunding,
    4.75%, 5/01/32 ..............................................................................      20,000,000        19,463,600


62 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                              AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  FLORIDA (CONTINUED)
  South Miami Health Facilities Authority Hospital Revenue, Baptist Health South Florida
    Group, 5.00%,
     8/15/32 ....................................................................................   $  15,000,000   $    15,067,650
     8/15/37 ....................................................................................      19,860,000        19,858,610
  South-Dade Venture CDD Special Assessment Revenue, 6.00%, 5/01/24 .............................       2,645,000         2,482,174
  St. Lucie West Services District Capital Improvement Revenue, Cascades Project, 6.10%,
    5/01/18 .....................................................................................       1,870,000         1,786,748
  St. Lucie West Services District Special Assessment Revenue, Port St. Lucie,
    Water Management Benefit, Refunding, Series B,
     6.00%, 5/01/09 .............................................................................         355,000           351,929
     6.25%, 5/01/25 .............................................................................       5,080,000         4,887,062
  Stonegate CDD Special Assessment Revenue, 6.00%, 5/01/24 ......................................       2,095,000         2,189,086
  Stoneybrook West CDD Special Assessment Revenue, Series A, 7.00%, 5/01/32 .....................       2,990,000         3,076,381
  Tara CDD No. 1 Capital Improvement Revenue, Series A, 7.15%, 5/01/31 ..........................       1,275,000         1,328,066
  Venetian CDD Capital Improvement Revenue, Series A, 6.75%, 5/01/34 ............................       8,415,000         9,042,591
  Verandah East CDD Revenue, Capital Improvement, Series A, 5.40%, 5/01/37 ......................       2,000,000         1,665,480
  Verandah West CDD Revenue, Series A, 6.625%, 5/01/33 ..........................................       8,440,000         8,450,212
  Village CDD No. 4 Special Assessment Revenue, 7.20%, 5/01/31 ..................................       6,050,000         6,395,394
  Village Center CDD Recreational Revenue,
     Sub Series B, 6.25%, 1/01/13 ...............................................................       5,045,000         5,171,831
     Sub Series B, 8.25%, 1/01/17 ...............................................................       1,830,000         1,852,125
     Sub Series C, 7.375%, 1/01/19 ..............................................................       2,185,000         2,231,737
  Vista Lake CDD Capital Improvement Revenue, Series A, Pre-Refunded, 7.20%, 5/01/32 ............       2,645,000         2,879,823
  Waterchase CDD Capital Improvement Revenue, Series A, Pre-Refunded, 6.70%, 5/01/32 ............       2,825,000         3,087,923
  Waterlefe CDD Capital Improvement Revenue, Series A, 6.95%, 5/01/31 ...........................       1,130,000         1,221,214
  Waters Edge CDD Capital Improvement Revenue, 5.30%, 5/01/36 ...................................       1,900,000         1,582,700
  Waterstone CDD Capital Improvement Revenue, Series B, 5.50%, 5/01/18 ..........................       4,500,000         4,115,160
  Westchase East CDD Capital Improvement Revenue, 7.10%, 5/01/21 ................................       1,320,000         1,336,645
  Winter Garden Village at Fowler Groves CDD Special Tax, 5.65%, 5/01/37 ........................       2,000,000         1,752,300
                                                                                                                    ----------------
                                                                                                                        473,362,775
                                                                                                                    ----------------
  GEORGIA 2.7%
  Atlanta Airport Passenger Facility Charge Revenue, General, sub. lien,
     Refunding, Series C, FSA Insured, 5.00%, 1/01/33 ...........................................      36,000,000        36,848,520
     Series J, FSA Insured, 5.00%, 1/01/29 ......................................................      16,445,000        16,927,825
  Atlanta Tax Allocation, Princeton Lakes Project, 5.50%, 1/01/31 ...............................       1,235,000         1,162,728
  Atlanta Water and Wastewater Revenue, FSA Insured, 5.00%, 11/01/34 ............................      33,890,000        35,027,010
  Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center, 5.375%,
    12/01/28 ....................................................................................       1,470,000         1,389,606
  Floyd County Development Authority Environmental Improvement Revenue, Temple-Inland Inc.,
    Refunding, 5.70%, 12/01/15 ..................................................................       1,575,000         1,630,613
  Forsyth County Hospital Authority Revenue, Anticipation Certificate, Georgia Baptist Health
    Care System Project, ETM,
     6.25%, 10/01/18 ............................................................................       6,000,000         6,855,780
     6.375%, 10/01/28 ...........................................................................       8,000,000         9,815,120
  Fulton County Residential Care Revenue, Lenbrook Project, Series A, 5.00%, 7/01/27 ............       5,000,000         4,535,350


                                        Quarterly Statements of Investments | 63

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                              AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  GEORGIA (CONTINUED)
  Gainesville RDA Educational Facilities Revenue, Riverside Military Academy, Refunding,
    5.125%, 3/01/37 .............................................................................   $   6,500,000   $     6,013,865
  Henry County Hospital Authority Revenue, Henry Medical Center Inc. Project, Refunding,
    MBIA Insured, 5.00%, 7/01/34 ................................................................      26,145,000        27,009,092
  Main Street Natural Gas Inc. Gas Project Revenue,
     Series A, 5.50%, 9/15/28 ...................................................................       5,000,000         4,962,850
     Series B, 5.00%, 3/15/22 ...................................................................       5,500,000         5,362,610
  McDuffie County Development Authority Waste Disposal Revenue, Temple-Inland Forest
    Products, 6.95%, 12/01/23 ...................................................................       5,120,000         5,505,843
                                                                                                                    ----------------
                                                                                                                        163,046,812
                                                                                                                    ----------------
  IDAHO 0.3%
  Nez Perce County PCR,
     Potlatch 84, 7.00%, 12/01/14 ...............................................................       2,500,000         2,727,275
     Potlatch Corp. Project, Refunding, 6.00%, 10/01/24 .........................................      17,500,000        17,595,725
                                                                                                                    ----------------
                                                                                                                         20,323,000
                                                                                                                    ----------------
  ILLINOIS 2.7%
  Antioch Village Special Service Area No. 1 Special Tax, Deercrest Project, 6.625%,
    3/01/33 .....................................................................................       3,329,000         3,167,643
  Antioch Village Special Service Area No. 2 Special Tax, Clublands Project, 6.625%,
    3/01/33 .....................................................................................       5,491,000         5,121,620
  Bolingbrook Special Service Area No. 1 Special Tax, Augusta Village Project, Pre-Refunded,
     6.25%, 3/01/32 .............................................................................       3,655,000         4,130,771
     6.75%, 3/01/32 .............................................................................       5,415,000         6,085,648
  Bolingbrook Special Service Area No. 2 Special Tax, Bloomfield West Project, Series A,
    Pre-Refunded,
     6.625%, 3/01/31 ............................................................................       4,348,000         4,782,583
     7.00%, 3/01/31 .............................................................................       4,796,000         5,329,699
  Bolingbrook Special Service Area No. 3 Special Tax, Lakewood Ridge Project, Pre-Refunded,
    7.05%, 3/01/31 ..............................................................................       5,853,000         6,624,952
  Bryant PCR, Central Illinois Light Co. Project, Refunding, MBIA Insured, 5.90%, 8/01/23 .......      11,000,000        11,012,210
  Cary Special Tax,
     Refunding, Radian Insured, 5.00%, 3/01/30 ..................................................       3,160,000         3,032,778
     Special Service Area No. 1, Cambria Project, Series A, Pre-Refunded, 7.625%,
       3/01/30 ..................................................................................       2,869,000         3,189,783
     Special Service Area No. 2, Foxford Hills Project, Pre-Refunded, 7.50%, 3/01/30 ............       5,319,000         5,819,199
  Gilberts Special Service Area No. 9 Special Tax, Big Timber Project, Pre-Refunded, 7.75%,
    3/01/27 .....................................................................................       6,000,000         6,933,360
  Hampshire Special Service Area No. 14 Special Tax, Lakewood Crossing Subdivision, 5.95%,
    3/01/36 .....................................................................................       7,785,000         7,348,495
  Illinois Finance Authority Revenue,
     Lutheran Hillside Village, Refunding, 5.25%, 2/01/37 .......................................       7,500,000         7,304,025
     Sherman Health System, Series A, 5.50%, 8/01/37 ............................................       5,000,000         4,934,800


64 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                              AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  ILLINOIS (CONTINUED)
  Illinois Health Facilities Authority Revenue,
     Sarah Bush Lincoln Health Center, Refunding, Series B, 6.00%, 2/15/11 ......................   $   2,725,000   $     2,763,314
     Thorek Hospital and Medical Center, Refunding, 5.375%, 8/15/28 .............................       8,595,000         8,514,895
  Metropolitan Pier and Exposition Authority Hospitality Facilities Revenue, McCormick Place
    Convention Center, ETM, 7.00%, 7/01/26 ......................................................       7,500,000         9,871,275
  Minooka Special Assessment, Improvement Prairie Ridge Project, 6.875%, 3/01/33 ................       3,000,000         2,853,480
  Montgomery Special Assessment, Improvement, Lakewood Creek Project, Pre-Refunded,
    7.75%, 3/01/30 ..............................................................................       4,745,000         5,355,349
  Otter Creek Water Reclamation District Kane County GO, Separate Waterworks and Sewage
    System, Refunding, XLCA Insured, 5.00%, 1/01/39 .............................................       5,000,000         5,139,350
  Plano Special Service Area No. 2 Special Tax, Lakewood Springs Project, Series B, 6.375%,
    3/01/34 .....................................................................................       8,000,000         8,212,720
  Southwestern Development Authority Revenue, Anderson Hospital, 5.625%, 8/15/29 ................       2,425,000         2,434,797
  Wauconda Special Service Area No. 1 Special Tax, Liberty Lakes Project,
     6.00%, 3/01/33 .............................................................................       4,500,000         4,459,095
     6.625%, 3/01/33 ............................................................................       5,271,000         5,455,274
b Wonder Lake Special Services Area No. 2 Special Tax, Neumann Homes Project, 6.125%,
    3/01/35 .....................................................................................       9,500,000         8,210,375
  Yorkville United City Special Services Area Special Tax,
     No. 04, MPI Grande Reserve Project, Series 104, 6.375%, 3/01/34 ............................       4,400,000         4,403,652
     No. 2003, Windett Ridge Project, Series 101, 6.875%, 3/01/33 ...............................       3,782,000         3,890,884
     No. 2005-108, Autumn Creek Project, 6.00%, 3/01/36 .........................................       4,980,000         4,770,790
                                                                                                                    ----------------
                                                                                                                        161,152,816
                                                                                                                    ----------------
  INDIANA 1.8%
  Delaware County Hospital Authority Hospital Revenue, Cardinal Health System, 5.25%,
    8/01/36 .....................................................................................       5,000,000         4,730,900
  Goshen Industrial Revenue, Greencroft Hospital Assn. Inc., Refunding, 5.75%,
     8/15/19 ....................................................................................       3,000,000         3,025,740
     8/15/28 ....................................................................................       5,000,000         4,957,700
  Indiana Health and Educational Facility Financing Authority Hospital Revenue, 5.50%,
    3/01/37 .....................................................................................       8,000,000         7,684,880
  Indiana Health and Educational Facility Financing Authority Revenue, Baptist Homes of
    Indiana, Refunding, 5.25%, 11/15/35 .........................................................      12,000,000        11,640,480
  Indiana Health Facility Financing Authority Hospital Revenue,
     6.25%, 3/01/25 .............................................................................       3,200,000         3,351,232
     6.00%, 3/01/34 .............................................................................      12,000,000        12,201,240
     Community Foundation Northwest Indiana, Refunding, Series A, 6.375%, 8/01/31 ...............      11,740,000        12,083,043
     Community Foundation Northwest Indiana, Series A, Pre-Refunded, 6.375%, 8/01/31 ............      36,760,000        40,933,363
     Jackson County Scheck Memorial Hospital, Refunding, 5.125%, 2/15/17 ........................       1,500,000         1,517,715
  Indiana State Development Finance Authority Environmental Revenue, USX Corp. Project,
    Refunding, 5.60%, 12/01/32 ..................................................................       8,200,000         8,340,056
                                                                                                                    ----------------
                                                                                                                        110,466,349
                                                                                                                    ----------------
  KANSAS 0.2%
  Wyandotte County City Unified Government Utility System Revenue, Improvement, Series B,
    FSA Insured, 5.00%, 9/01/32 .................................................................      10,000,000        10,351,900
                                                                                                                    ----------------


                                        Quarterly Statements of Investments | 65

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                              AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  KENTUCKY 0.6%
  Kentucky Economic Development Finance Authority Health System Revenue,
    Norton Healthcare Inc.,
     Refunding, Series C, MBIA Insured, 6.10%, 10/01/22 .........................................   $  10,650,000   $    11,850,042
     Refunding, Series C, MBIA Insured, 6.15%, 10/01/27 .........................................       3,995,000         4,418,230
     Series C, MBIA Insured, Pre-Refunded, 6.10%, 10/01/22 ......................................       5,325,000         6,112,994
     Series C, MBIA Insured, Pre-Refunded, 6.15%, 10/01/27 ......................................       6,005,000         6,909,353
  Kentucky Economic Development Finance Authority Hospital System Revenue, Appalachian
    Regional Health Center Facility, Refunding and Improvement, 5.875%, 10/01/22 ................       6,835,000         6,835,068
                                                                                                                    ----------------
                                                                                                                         36,125,687
                                                                                                                    ----------------
  LOUISIANA 4.0%
  Beauregard Parish Revenue, Boise Cascade Corp. Project, Refunding, 6.80%, 2/01/27 .............      13,990,000        14,624,586
a Louisiana Local Government Environmental Facilities CDA Revenue, Louisiana Local
    Government, 6.75%, 11/01/32 .................................................................      30,000,000        30,061,800
  Louisiana Public Facilities Authority Revenue,
     FHA Insured Mortgage, Baton Rouge General, MBIA Insured, 5.25%, 7/01/33 ....................      32,240,000        33,323,586
     Ochsner Clinic Foundation Project, Series B, 5.25%, 5/15/38 ................................      10,000,000         9,747,600
     Ochsner Clinic Foundation Project, Series B, 5.50%, 5/15/47 ................................      10,000,000        10,014,200
  Louisiana State Citizens Property Insurance Corp. Assessment Revenue, Series B,
    AMBAC Insured, 5.00%, 6/01/22 ...............................................................      10,000,000        10,544,300
  Louisiana State Gas and Fuels Tax Revenue, Series A, FSA Insured, 5.00%, 5/01/36 ..............      15,000,000        15,382,200
a New Orleans GO, Public Improvement, Series A, Radian Insured, 5.25%, 12/01/36 .................      13,480,000        13,321,610
  Pointe Coupee Parish PCR, Gulf States Utilities Co. Project, Refunding, 6.70%, 3/01/13 ........       4,850,000         4,851,698
  St. John the Baptist Parish Revenue, Marathon Oil Corp., Series A, 5.125%, 6/01/37 ............      80,500,000        77,251,825
  West Feliciana Parish PCR, Entergy Gulf States Project, Refunding, Series B, 6.60%,
    9/01/28 .....................................................................................      20,750,000        20,783,408
                                                                                                                    ----------------
                                                                                                                        239,906,813
                                                                                                                    ----------------
  MAINE 0.6%
  Rumford PCR, Boise Cascade Corp. Project, Refunding, 6.625%, 7/01/20 ..........................       4,800,000         4,802,640
  Skowhegan PCR, S.D. Warren Co.,
     Series A, 6.65%, 10/15/15 ..................................................................      24,570,000        24,725,528
     Series B, 6.65%, 10/15/15 ..................................................................       4,940,000         4,971,270
                                                                                                                    ----------------
                                                                                                                         34,499,438
                                                                                                                    ----------------
  MARYLAND 0.8%
  Maryland State CDA Department of Housing and CDR, Housing, Series A, 5.875%,
    7/01/16 .....................................................................................       2,115,000         2,134,775
  Maryland State EDC Revenue,
     Chesapeake Bay, senior lien, Series B, Pre-Refunded, 7.50%, 12/01/14 .......................       1,915,000         2,086,718
     Chesapeake Bay, senior lien, Series B, Pre-Refunded, 7.625%, 12/01/22 ......................       6,740,000         7,365,270
     Chesapeake Bay, senior lien, Series B, Pre-Refunded, 7.75%, 12/01/31 .......................      16,160,000        17,697,786
     senior lien Project, Chesapeake Bay Hyatt Hotel, Refunding, Series A, 4.75%,
       12/01/11 .................................................................................       1,250,000         1,241,037
     senior lien Project, Chesapeake Bay Hyatt Hotel, Refunding, Series A, 5.00%,
       12/01/16 .................................................................................       3,000,000         2,948,880
     senior lien Project, Chesapeake Bay Hyatt Hotel, Refunding, Series A, 5.00%,
       12/01/31 .................................................................................      10,000,000         8,911,300


66 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                              AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MARYLAND (CONTINUED)
  Maryland State EDC Revenue, (continued)
     senior lien Project, Chesapeake Bay Hyatt Hotel, Refunding, Series B, 5.00%,
       12/01/16 .................................................................................   $   1,000,000   $       982,960
     senior lien Project, Chesapeake Bay Hyatt Hotel, Refunding, Series B, 5.25%,
       12/01/31 .................................................................................       2,000,000         1,846,300
  Maryland State Health and Higher Educational Facilities Authority Revenue, Edenwald,
    Series A, 5.40%, 1/01/37 ....................................................................       1,200,000         1,155,696
                                                                                                                    ----------------
                                                                                                                         46,370,722
                                                                                                                    ----------------
  MASSACHUSETTS 0.7%
  Massachusetts Bay Transportation Authority Revenue, General Transportation System,
    Series A, 7.00%, 3/01/21 ....................................................................       2,000,000         2,459,900
  Massachusetts State Development Finance Agency Resource Recovery Revenue,
    Waste Management Inc. Project, Mandatory Put 12/01/09, Series A, 6.90%, 12/01/29. ...........       3,000,000         3,143,070
  Massachusetts State Development Finance Agency Revenue,
     Berkshire Retirement Project, first mortgage, 5.60%, 7/01/19 ...............................       1,030,000         1,033,584
     Berkshire Retirement Project, first mortgage, 5.625%, 7/01/29 ..............................       1,620,000         1,571,708
     Curry College, Series A, ACA Insured, 5.00%, 3/01/36 .......................................       2,000,000         1,837,000
     Loomis Community Project, first mortgage, Refunding, Series A, 5.625%, 7/01/15 .............       1,850,000         1,875,289
     Loomis Community Project, first mortgage, Refunding, Series A, 5.75%, 7/01/23 ..............       3,500,000         3,502,310
  Massachusetts State Health and Educational Facilities Authority Revenue, St. Memorial
    Medical Center, Refunding, Series A, 6.00%, 10/01/23 ........................................       6,010,000         6,018,775
  Massachusetts State School Building Authority Dedicated Sales Tax Revenue, Series A,
    AMBAC Insured, 4.75%, 8/15/32 ...............................................................      15,000,000        15,185,100
  Massachusetts State Water Resources Authority Revenue, General, Refunding, Series A,
    AMBAC Insured, 5.00%, 8/01/31 ...............................................................       8,000,000         8,353,680
                                                                                                                    ----------------
                                                                                                                         44,980,416
                                                                                                                    ----------------
  MICHIGAN 4.1%
  Delta County EDC Environmental Improvement Revenue, Mead Escanaba Paper, Series A,
    Pre-Refunded, 6.25%, 4/15/27 ................................................................      10,500,000        11,716,425
  Detroit Sewage Disposal System Revenue, second lien, Series A, MBIA Insured, 5.00%,
    7/01/35 .....................................................................................      26,750,000        27,616,700
  Detroit Water Supply System Revenue, second lien, Refunding, Series C, FSA Insured,
    5.00%, 7/01/33 ..............................................................................      11,000,000        11,371,470
  Garden City Hospital Finance Authority Hospital Revenue, Garden City Hospital
    Obligated Group,
     Refunding, Series A, 5.625%, 9/01/10 .......................................................       1,070,000         1,078,656
     Refunding, Series A, 5.75%, 9/01/17 ........................................................         530,000           525,665
     Refunding, Series A, 5.00%, 8/15/38 ........................................................       5,250,000         4,497,570
     Series A, Pre-Refunded, 5.625%, 9/01/10 ....................................................         930,000           954,608
     Series A, Pre-Refunded, 5.75%, 9/01/17 .....................................................         470,000           482,864
  Gaylord Hospital Finance Authority Limited Obligation Revenue, Otsego Memorial Hospital,
    Refunding, 6.50%,
     1/01/31 ....................................................................................       1,000,000         1,014,620
     1/01/37 ....................................................................................       1,000,000         1,020,340


                                        Quarterly Statements of Investments | 67

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                              AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MICHIGAN (CONTINUED)
  Michigan State Building Authority Revenue,
     Facilities Program, Refunding, Series I, AMBAC Insured, 5.00%, 10/15/33 ....................   $  13,495,000   $    13,963,951
     Facilities Program, Refunding, Series II, MBIA Insured, 5.00%, 10/15/29 ....................      16,585,000        17,119,203
     Refunding, Series IA, FGIC Insured, 5.00%, 10/15/31 ........................................       9,500,000         9,878,670
  Michigan State Hospital Finance Authority Revenue,
     Ascension Health Credit, Series A, MBIA Insured, Pre-Refunded, 6.125%, 11/15/23 ............      18,000,000        19,150,200
     Detroit Medical Center Obligation Group, Refunding, Series A, 6.25%, 8/15/13 ...............       7,500,000         7,512,225
     Detroit Medical Center Obligation Group, Refunding, Series A, 6.50%, 8/15/18 ...............      30,205,000        30,244,871
     Detroit Medical Center Obligation Group, Refunding, Series B, 5.50%, 8/15/23 ...............         500,000           473,305
     Detroit Medical Center Obligation Group, Series A, 5.25%, 8/15/23 ..........................         500,000           460,735
     Hospital, Oakwood Obligated Group, Refunding, Series A, 5.00%, 7/15/37 .....................       3,680,000         3,612,840
     Marquette, 5.00%, 5/15/34 ..................................................................       6,000,000         5,623,920
     Memorial Healthcare Center, Refunding, 5.75%, 11/15/15 .....................................       1,000,000         1,028,400
     Mercy Health Services, Series Q, AMBAC Insured, ETM, 5.75%, 8/15/16 ........................       7,310,000         7,353,714
     Sinai Hospital, Refunding, 6.625%, 1/01/16 .................................................       2,990,000         2,992,093
     Sinai Hospital, Refunding, 6.70%, 1/01/26 ..................................................       7,250,000         7,252,030
  Michigan State Strategic Fund Limited Obligation Revenue, Detroit Edison Co. Pollution
    Control Project, Refunding, Series C, 5.45%, 9/01/29 ........................................      11,000,000        11,256,300
  Michigan Tobacco Settlement Finance Authority Revenue, Tobacco Settlement Asset,
    Senior Series A, 6.00%,
     6/01/34 ....................................................................................      13,675,000        13,425,841
     6/01/48 ....................................................................................      10,000,000         9,704,500
  Midland County EDR, Refunding, Series A, 6.875%, 7/23/09 ......................................      28,350,000        28,446,673
  Tawas City Hospital Finance Authority Revenue, Tawas St. Joseph's Hospital Project, Series A,
    ETM, 5.60%, 2/15/13 .........................................................................       1,275,000         1,305,919
                                                                                                                    ----------------
                                                                                                                        251,084,308
                                                                                                                    ----------------
  MINNESOTA 1.6%
  Hubbard County Solid Waste Disposal Revenue, Potlatch Corp. Project, 7.25%, 8/01/14 ...........       9,000,000         9,853,470
  Mahtomedi Senior Housing Revenue, St. Andrews Village Project, Refunding, 5.75%,
    12/01/40 ....................................................................................       5,000,000         4,807,400
  Minneapolis and St. Paul Metropolitan Airports Commission Airport Revenue, Refunding,
    Sub Series C, FGIC Insured, 5.00%, 1/01/31 ..................................................      21,185,000        21,742,377
  Minneapolis Health Care Facility Revenue,
     Augustana Chapel View Homes, Series D, 5.875%, 6/01/35 .....................................       5,075,000         4,922,344
     Fairview Health Services, Series A, Pre-Refunded, 5.625%, 5/15/32 ..........................      18,380,000        20,291,704
     Jones-Harrison Residence Project, 5.70%, 10/01/35 ..........................................       1,000,000           958,250
  Minneapolis Health Care Revenue, Fairview Health Services, AMBAC Insured, 5.00%,
    11/15/30 ....................................................................................       8,200,000         8,482,162
  Minnesota Agriculture and Economic Development Board Revenue, Health Care System,
     Refunding, Series A, 6.375%, 11/15/29 ......................................................         175,000           185,633
     Series A, Pre-Refunded, 6.375%, 11/15/29 ...................................................       6,325,000         6,929,354
  Minnesota State HFAR, Rental Housing, Refunding, Series D, MBIA Insured, 5.95%,
    2/01/18 .....................................................................................         320,000           320,256
  Minnesota State Municipal Power Agency Electric Revenue, 5.00%, 10/01/35 ......................       5,000,000         5,035,050
  Roseville MFHR, Rosepointe I Project, Series C, Pre-Refunded, 8.00%, 12/01/29 .................       3,120,000         3,483,043
  St. Paul Housing and RDA Hospital Revenue, Healtheast Project, 6.00%, 11/15/35 ................      10,000,000        10,037,800
                                                                                                                    ----------------
                                                                                                                         97,048,843
                                                                                                                    ----------------


68 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                              AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MISSISSIPPI 0.9%
  Claiborne County PCR, Systems Energy Resources Inc., Refunding, 6.20%, 2/01/26 ................   $  33,295,000   $    33,380,235
  Warren County Revenue, Gulf Opportunity, International Paper, Series A, 5.50%, 9/01/31 ........      20,000,000        20,028,000
                                                                                                                    ----------------
                                                                                                                         53,408,235
                                                                                                                    ----------------
  MISSOURI 0.4%
  Branson Regional Airport Transportation Development District Airport Revenue,
     Series A, 6.00%, 7/01/37 ...................................................................       1,200,000         1,164,420
     Series B, 6.00%, 7/01/25 ...................................................................       6,000,000         5,834,820
     Series B, 6.00%, 7/01/37 ...................................................................       5,000,000         4,786,750
  Lake of the Ozarks Community Board Corp. Bridge System Revenue, Refunding, 5.25%,
    12/01/20 ....................................................................................       8,350,000         8,441,850
  West Plains IDA Hospital Revenue, Ozarks Medical Center,
     6.30%, 11/15/11 ............................................................................         605,000           620,851
     6.75%, 11/15/24 ............................................................................       1,870,000         1,900,219
     Refunding, 5.50%, 11/15/12 .................................................................         500,000           501,395
                                                                                                                    ----------------
                                                                                                                         23,250,305
                                                                                                                    ----------------
  MONTANA 0.2%
  Forsyth PCR, Puget Sound Energy, Refunding, Series A, AMBAC Insured, 5.00%, 3/01/31 ...........      10,220,000        10,522,614
                                                                                                                    ----------------
  NEBRASKA 0.3%
  Public Power Generation Agency Revenue, Whelan Energy Center Unit 2, Series A,
    AMBAC Insured, 5.00%, 1/01/32 ...............................................................      16,485,000        17,030,818
  Scotts Bluff County Hospital Authority No. 1 Hospital Revenue, Regional West Medical
    Center, 6.375%, 12/15/08 ....................................................................         625,000           625,850
                                                                                                                    ----------------
                                                                                                                         17,656,668
                                                                                                                    ----------------
  NEVADA 1.8%
  Clark County ID Special Assessment,
     Local ID No. 142, Mountains Edge, 6.375%, 8/01/23 ..........................................       4,155,000         4,258,584
     Local ID No. 151, Summerlin, 5.00%, 8/01/20 ................................................         765,000           699,049
     Local ID No. 151, Summerlin, 5.00%, 8/01/25 ................................................       2,405,000         2,118,877
     Local Improvement, Special District No. 132, 6.875%, 2/01/21 ...............................       3,770,000         3,886,795
     Special Local Improvement, No. 128, Summerlin, Series A, 5.00%, 2/01/26 ....................       1,320,000         1,165,784
     Special Local Improvement, No. 128, Summerlin, Series A, 5.05%, 2/01/31 ....................       1,035,000           891,901
  Clark County IDR, Nevada Power Co. Project, Refunding, Series B, 5.90%, 10/01/30 ..............       5,125,000         5,125,820
  Henderson Health Care Facility Revenue, Catholic Healthcare West, Series A, 5.625%,
    7/01/24 .....................................................................................       7,000,000         7,338,030
  Henderson Local ID Special Assessment,
     No. T-2, 9.50%, 8/01/11 ....................................................................         305,000           304,899
     No. T-4C, Green Valley, Refunding, Series A, 5.90%, 11/01/18 ...............................       3,070,000         3,045,471
     No. T-12, Series A, 7.375%, 8/01/18 ........................................................      36,070,000        37,463,745
     No. T-16, 4.90%, 3/01/16 ...................................................................       1,360,000         1,273,830
     No. T-16, 5.00%, 3/01/18 ...................................................................         975,000           903,942
     No. T-16, 5.00%, 3/01/19 ...................................................................         975,000           892,291
     No. T-16, 5.10%, 3/01/22 ...................................................................       1,460,000         1,301,795
     No. T-16, 5.125%, 3/01/25 ..................................................................       1,540,000         1,352,690
     No. T-17, 5.00%, 9/01/15 ...................................................................         720,000           679,284
     No. T-17, 5.00%, 9/01/16 ...................................................................         740,000           690,649
     No. T-17, 5.00%, 9/01/25 ...................................................................       1,395,000         1,184,271


                                        Quarterly Statements of Investments | 69

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                              AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEVADA (CONTINUED)
  Las Vegas Local Improvement Bonds Special Assessment,
     Special ID No. 404, Refunding, FSA Insured, 5.85%, 11/01/09 ................................   $   2,395,000   $     2,420,052
     Special ID No. 607, 6.25%, 6/01/24 .........................................................       4,920,000         4,677,444
     Special ID No. 808, Summerlin Area, Pre-Refunded, 6.75%, 6/01/21 ...........................       8,225,000         8,471,750
  Las Vegas Special Assessment, ID No. 505, Elkhorn Springs, 8.00%, 9/15/13 .....................       2,600,000         2,619,422
  Washoe County Revenue, Reno-Sparks Convention Center Project, FSA Insured, Pre-Refunded,
    6.40%, 7/01/29 ..............................................................................      15,415,000        16,396,011
                                                                                                                    ----------------
                                                                                                                        109,162,386
                                                                                                                    ----------------
  NEW HAMPSHIRE 0.3%
  New Hampshire Higher Education and Health Facilities Authority Revenue,
     Hillcrest Terrace, 7.50%, 7/01/24 ..........................................................      15,550,000        15,732,246
     Littleton Hospital Assn., Series B, 5.90%, 5/01/28 .........................................       2,000,000         1,992,820
     New Hampshire Catholic Charities, Refunding, Series A, 5.75%, 8/01/11 ......................         810,000           810,996
                                                                                                                    ----------------
                                                                                                                         18,536,062
                                                                                                                    ----------------
  NEW JERSEY 5.3%
  Hudson County Improvement Authority Solid Waste Systems Revenue, Refunding,
     Series 1, 6.00%, 1/01/19 ...................................................................       2,180,000         2,189,548
     Series 1, 6.00%, 1/01/29 ...................................................................       5,000,000         4,987,850
     Series 2, 6.125%, 1/01/19 ..................................................................       2,125,000         2,139,429
     Series 2, 6.125%, 1/01/29 ..................................................................       5,105,000         5,030,518
  New Jersey EDA Lease Revenue, International Center for Public Health Project, University of
    Medicine and Dentistry, AMBAC Insured, 6.00%, 6/01/32 .......................................       9,965,000        10,539,183
  New Jersey EDA Revenue,
     Cigarette Tax, 5.50%, 6/15/24 ..............................................................      23,000,000        22,802,660
     Cigarette Tax, 5.50%, 6/15/31 ..............................................................       6,500,000         6,390,410
     Cigarette Tax, 5.75%, 6/15/34 ..............................................................      10,000,000        10,064,600
     first mortgage, Keswick Pines, Refunding, 5.75%, 1/01/24 ...................................       1,500,000         1,507,470
     first mortgage, Presbyterian, Series A, 6.25%, 11/01/20 ....................................       7,635,000         7,877,793
     School Facilities Construction, Series S, 5.00%, 9/01/36 ...................................      10,000,000        10,357,300
  New Jersey EDA Special Facility Revenue, Continental Airlines Inc. Project,
     6.625%, 9/15/12 ............................................................................      25,525,000        25,807,051
     6.25%, 9/15/19 .............................................................................      42,000,000        41,241,480
     6.40%, 9/15/23 .............................................................................      79,890,000        78,944,102
  New Jersey Health Care Facilities Financing Authority Revenue,
     Capital Appreciation, St. Barnabas Health, Refunding, Series B, zero cpn., 7/01/33 .........      57,680,000        12,315,834
     Capital Appreciation, St. Barnabas Health, Refunding, Series B, zero cpn., 7/01/34 .........      52,330,000        10,491,642
     Capital Appreciation, St. Barnabas Health, Refunding, Series B, zero cpn., 7/01/35 .........      20,000,000         3,764,400
     South Jersey Hospital, 5.00%, 7/01/46 ......................................................       6,000,000         5,898,960
     South Jersey Hospital, Pre-Refunded, 5.875%, 7/01/21 .......................................       7,500,000         8,273,025
     South Jersey Hospital, Pre-Refunded, 6.00%, 7/01/32 ........................................      18,000,000        19,949,760
     Trinitas Hospital Obligation Group, Pre-Refunded, 7.50%, 7/01/30 ...........................       5,000,000         5,563,550
  Tobacco Settlement Financing Corp. Revenue,
     Asset-Backed, Pre-Refunded, 6.00%, 6/01/37 .................................................      10,000,000        11,087,100
     Asset-Backed, Pre-Refunded, 6.125%, 6/01/42 ................................................       9,050,000        10,080,614
     Capital Appreciation Bonds, Series 1B, zero cpn., 6/01/41 ..................................      40,000,000         4,125,200
                                                                                                                    ----------------
                                                                                                                        321,429,479
                                                                                                                    ----------------


70 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                              AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW MEXICO 2.4%
  Farmington PCR,
     Public Service Co. of New Mexico, San Juan Project, Refunding, Series A, 6.30%,
       12/01/16 .................................................................................   $  24,045,000   $    24,398,462
     Public Service Co. of New Mexico, San Juan Project, Refunding, Series D, 6.375%,
       4/01/22 ..................................................................................      66,125,000        67,032,896
     Public Service Co. of New Mexico, San Juan Project, Series A, 6.60%, 10/01/29 ..............       6,000,000         6,294,780
     Tucson Electric Power Co., Series A, 6.95%, 10/01/20 .......................................      37,000,000        37,949,790
  New Mexico State Hospital Equipment Loan Council Hospital Revenue, St. Vincent Hospital,
    Series A, Radian Insured,
     5.25%, 7/01/30 .............................................................................       4,360,000         4,354,114
     5.00%, 7/01/35 .............................................................................       3,470,000         3,315,030
                                                                                                                    ----------------
                                                                                                                        143,345,072
                                                                                                                    ----------------

  NEW YORK 6.6%
  Corinth IDA Environmental Improvement Revenue, International Paper Co. Project, Refunding,
    Series A, 5.75%, 2/01/22 ....................................................................       2,000,000         2,059,960
  Liberty Development Corp. Revenue, Goldman Sachs Headquarters, 5.25%, 10/01/35 ................      25,000,000        26,556,250
  MAC for City of Troy Revenue, Capital Appreciation, Series C, MBIA Insured, zero cpn.,
     7/15/21 ....................................................................................         428,010           234,806
     1/15/22 ....................................................................................         649,658           345,755
  MTA Revenue, Transportation, Series F, 5.00%, 11/15/30 ........................................       7,000,000         7,175,000
  New York City GO,
     Fiscal 2003, Series I, 5.00%, 3/01/24 ......................................................       5,000,000         5,164,650
     Fiscal 2003, Series I, 5.00%, 3/01/25 ......................................................       9,000,000         9,275,130
     Refunding, Series G, 5.00%, 8/01/21 ........................................................      10,000,000        10,476,700
     Refunding, Series H, 6.25%, 8/01/15 ........................................................          20,000            20,239
     Refunding, Series H, 6.125%, 8/01/25 .......................................................          10,000            10,118
     Refunding, Series J, 6.00%, 8/01/21 ........................................................           5,000             5,059
     Series B, 7.00%, 2/01/18 ...................................................................         115,000           115,186
     Series D, 7.625%, 2/01/14 ..................................................................           5,000             5,010
     Series F, 7.50%, 2/01/21 ...................................................................          85,000            85,158
     Series G, 7.50%, 2/01/22 ...................................................................          10,000            10,019
     Series I, 6.25%, 4/15/17 ...................................................................          35,000            35,425
  New York City IDA, Civic Facility Revenue,
     Amboy Properties Corp. Project, Refunding, 6.75%, 6/01/20  .................................       6,345,000         6,297,476
     Series C, 6.80%, 6/01/28  ..................................................................       5,000,000         5,253,700
     Staten Island University Hospital Project, Series C, 6.45%, 7/01/32  .......................       1,475,000         1,515,282
  New York City IDA Special Facility Revenue,
     American Airlines Inc., JFK International Airport Project, 7.50%, 8/01/16  .................      15,000,000        16,242,000
     American Airlines Inc., JFK International Airport Project, 7.625%, 8/01/25  ................      20,000,000        21,988,400
     American Airlines Inc., JFK International Airport Project, 7.75%, 8/01/31  .................      15,000,000        16,636,500
     American Airlines Inc., JFK International Airport Project, Series A, 8.00%, 8/01/12  .......      74,000,000        79,956,260
     British Airways PLC Project, 7.625%, 12/01/32  .............................................      15,000,000        15,909,900
  New York City IDAR,
     Liberty, 7 World Trade Center, Series A, 6.25%, 3/01/15  ...................................      10,000,000        10,401,600
     Liberty, 7 World Trade Center, Series A, 6.50%, 3/01/35  ...................................      50,000,000        52,061,500
     Queens Baseball Stadium, Pilot, AMBAC Insured, 5.00%, 1/01/31  .............................       9,500,000         9,828,795


                                        Quarterly Statements of Investments | 71

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                              AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW YORK (CONTINUED)
  New York City Municipal Water Finance Authority Water and Sewer System Revenue,
     Series C, 5.00%, 6/15/30 ...................................................................   $  15,000,000   $    15,600,450
     Series E, 5.00%, 6/15/34 ...................................................................      10,000,000        10,256,900
  New York State Dormitory Authority Revenues, State Supported Debt, Mental Health Services,
    Refunding, Series A, 6.00%, 8/15/17 .........................................................          30,000            30,448
  New York State HFA Service Contract Obligation Revenue, Series A, 6.00%, 3/15/26 ..............         220,000           222,429
  Oneida County IDAR, Civic Facility, St. Elizabeth Medical, Series B, 6.00%, 12/01/19 ..........       1,000,000         1,014,470
  Onondaga County IDA Solid Waste Disposal Facility Revenue, Solvay Paperboard LLC Project,
    Refunding,
     6.80%, 11/01/14 ............................................................................       4,200,000         4,329,528
     7.00%, 11/01/30 ............................................................................       7,000,000         7,198,590
  Port Authority of New York and New Jersey Revenue, Consolidated One Hundred Forty-Fourth,
    Refunding, 5.00%, 10/01/28 ..................................................................      25,295,000        26,430,998
  Port Authority of New York and New Jersey Special Obligation Revenue, Continental Airlines
    Inc., Eastern Project, La Guardia,
     9.00%, 12/01/10 ............................................................................       8,325,000         8,357,301
     9.125%, 12/01/15 ...........................................................................      27,650,000        27,882,260
  Utica IDA Civic Facility Revenue, Utica College Civic Facility,
     6.75%, 12/01/21 ............................................................................       1,250,000         1,327,263
     6.85%, 12/01/31 ............................................................................       2,000,000         2,122,560
                                                                                                                    ----------------
                                                                                                                        402,439,075
                                                                                                                    ----------------

  NORTH CAROLINA 2.0%
  Albemarle Hospital Authority Health Care Facilities Revenue, Refunding, 5.25%,
    10/01/27 ....................................................................................       4,500,000         4,418,100
  Charlotte Airport Revenue, Series A, MBIA Insured, 5.00%, 7/01/29 .............................      15,310,000        15,688,310
  North Carolina Eastern Municipal Power Agency Power System Revenue,
     Refunding, Series A, 5.75%, 1/01/26 ........................................................      37,500,000        38,643,000
     Refunding, Series B, 5.75%, 1/01/24 ........................................................      35,750,000        36,851,100
     Series D, 6.70%, 1/01/19 ...................................................................       2,000,000         2,113,240
     Series D, 6.75%, 1/01/26 ...................................................................       5,000,000         5,266,600
  North Carolina HFAR, SF, Series II, FHA Insured, 6.20%,
     3/01/16 ....................................................................................         885,000           924,577
     9/01/17 ....................................................................................         615,000           616,402
  North Carolina Medical Care Commission Health Care Facilities Revenue, Pennybyrn at
    Maryfield, Series A,
     5.75%, 10/01/23 ............................................................................       3,625,000         3,631,453
     6.00%, 10/01/23 ............................................................................       2,500,000         2,543,400
  North Carolina Medical Care Commission Retirement Facilities Revenue, first mortgage,
    United Methodist, Refunding, Series C,
     5.25%, 10/01/24 ............................................................................         920,000           886,098
     5.50%, 10/01/32 ............................................................................       1,600,000         1,535,088
  North Carolina Medical Care Commission Revenue, Series A, 6.125%, 10/01/35 ....................       8,250,000         8,328,127
                                                                                                                    ----------------
                                                                                                                        121,445,495
                                                                                                                    ----------------


72 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                              AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NORTH DAKOTA 0.1%
  Ward County Health Care Facilities Revenue, Trinity Obligated Group, 5.125%,
     7/01/25 ....................................................................................   $   2,250,000   $     2,197,710
     7/01/29 ....................................................................................       2,500,000         2,400,600
                                                                                                                    ----------------
                                                                                                                          4,598,310
                                                                                                                    ----------------

  OHIO 1.4%
  Buckeye Tobacco Settlement Financing Authority Revenue, Asset-Backed,
     Senior Convertible Capital Appreciation Turbo Term Bond, Series A-3, zero cpn. to
       12/01/12, 6.25% thereafter, 6/01/37  .....................................................      15,000,000        10,789,800
     Senior Current Interest Turbo Term Bond, Series A-2, 5.75%, 6/01/34 ........................      11,250,000        10,707,525
     Senior Current Interest Turbo Term Bond, Series A-2, 6.00%, 6/01/42 ........................       5,000,000         4,907,150
  Cuyahoga County Hospital Revenue, Refunding, 5.50%, 1/01/29 ...................................      11,500,000        11,963,105
  Dayton Special Facilities Revenue, Emery Air Freight Corp., Emery Worldwide Air Inc.,
    Refunding,
     Series C, 6.05%, 10/01/09 ..................................................................      14,250,000        14,918,752
     Series E, 6.05%, 10/01/09 ..................................................................       5,250,000         5,496,382
     Series F, 6.05%, 10/01/09 ..................................................................       1,000,000         1,046,930
  Franklin County Health Care Facilities Revenue,
     Ohio Presbyterian, Series A, Pre-Refunded, 7.125%, 7/01/29 .................................       1,000,000         1,136,400
     Presbyterian Retirement Services, Refunding, 5.50%, 7/01/17 ................................       3,100,000         3,140,920
     Presbyterian Retirement Services, Refunding, 5.50%, 7/01/21 ................................         950,000           957,648
  Franklin County Hospital Revenue, The Children's Hospital Project, Series C, FGIC Insured,
    5.00%, 5/01/35 ..............................................................................      10,000,000        10,298,800
  Miami County Hospital Facilities Revenue, Refunding and Improvement, Upper Valley
    Medical Center, 5.25%, 5/15/26 ..............................................................       2,750,000         2,766,693
  Oregon City School District GO, AMBAC Insured, 5.00%, 12/01/27 ................................       5,000,000         5,228,550
  Toledo Lucas County Port Authority Airport Revenue, Bax Global Project, Refunding, Series 1,
    6.25%, 11/01/13 .............................................................................       3,500,000         3,598,455
                                                                                                                    ----------------
                                                                                                                         86,957,110
                                                                                                                    ----------------

  OKLAHOMA 0.2%
  Oklahoma Development Finance Authority Revenue, Comanche County Hospital Project,
    Series B, 6.60%, 7/01/31 ....................................................................       5,000,000         5,257,500
  Tulsa Industrial Authority Revenue, Refunding, MBIA Insured, 5.00%, 10/01/31 ..................       5,325,000         5,516,753
  Valley View Hospital Authority Revenue, Valley View Regional Medical Center, Refunding,
    6.00%, 8/15/14 ..............................................................................       3,585,000         3,613,752
                                                                                                                    ----------------
                                                                                                                         14,388,005
                                                                                                                    ----------------

  OREGON 0.3%
  Oregon State Department of Administrative Services COP, Series A, AMBAC Insured,
    Pre-Refunded, 6.00%, 5/01/26 ................................................................       9,400,000        10,086,952
  Oregon State Health Housing Educational and Cultural Facilities Authority Revenue,
    Linfield College Project, Series A,
     6.75%, 10/01/25 ............................................................................           5,000             5,324
     Pre-Refunded, 6.75%, 10/01/25 ..............................................................       5,215,000         5,747,764
                                                                                                                    ----------------
                                                                                                                         15,840,040
                                                                                                                    ----------------


                                        Quarterly Statements of Investments | 73

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                              AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  PENNSYLVANIA 5.4%
  Allegheny County Hospital Development Authority Revenue,
     Health System, Series A, MBIA Insured, Pre-Refunded, 6.50%, 11/15/30 .......................   $  10,000,000   $    11,096,200
     Health System, Series B, Pre-Refunded, 9.25%, 11/15/15 .....................................      22,105,000        25,599,137
     Health System, Series B, Pre-Refunded, 9.25%, 11/15/22 .....................................      24,000,000        28,395,840
     West Pennsylvania Allegheny Health System, Refunding, 5.00%, 11/15/28 ......................       8,360,000         7,434,130
     West Pennsylvania Allegheny Health System, Refunding, 5.375%, 11/15/40 .....................      70,000,000        63,745,500
  Allegheny County IDAR, Environmental Improvement, USX Corp., Refunding, 6.10%,
    7/15/20 .....................................................................................       5,500,000         5,571,060
  Carbon County IDAR, Panther Creek Partner Project, Refunding, 6.65%, 5/01/10 ..................       2,225,000         2,263,871
  Delaware County IDAR, Resource Recovery Facility, Refunding, Series A,
     6.50%, 1/01/08 .............................................................................         425,000           425,502
     6.10%, 7/01/13 .............................................................................      20,500,000        20,924,350
     6.20%, 7/01/19 .............................................................................       9,500,000         9,648,485
  Harrisburg Authority University Revenue, Harrisburg University of Science,
     Series A, 5.40%, 9/01/16 ...................................................................       1,500,000         1,504,005
     Series B, 6.00%, 9/01/36 ...................................................................       3,000,000         3,012,840
  Lancaster IDAR, Garden Spot Village Project, Series A, Pre-Refunded, 7.625%, 5/01/31 ..........       1,650,000         1,830,130
  Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue,
    Reliant Energy Seward, Series A, 6.75%, 12/01/36 ............................................      65,000,000        69,160,650
  Pennsylvania State Higher Educational Facilities Authority Health Services Revenue,
    Allegheny Delaware Valley Obligation Group, Refunding, Series A, MBIA Insured, 5.875%,
     11/15/16 ...................................................................................      13,000,000        13,143,130
  Pennsylvania State Public School Building Authority Lease Revenue, School District of
    Philadelphia Project, FSA Insured, Pre-Refunded, 5.00%, 6/01/33 .............................      13,750,000        14,871,725
  Philadelphia Hospitals and Higher Education Facilities Authority Hospital Revenue,
    Temple University Health System, Refunding, Series B, 5.50%, 7/01/26 ........................      18,000,000        17,916,300
  Philadelphia IDA Health Care Facility Revenue, Paul's Run, Refunding, Series A, 5.85%,
    5/15/13 .....................................................................................       2,200,000         2,241,448
  Philadelphia Water and Wastewater Revenue, Series A, FSA Insured, 5.00%, 7/01/27 ..............      10,020,000        10,449,157
  Sayre Health Care Facilities Authority Revenue, Guthrie Healthcare System,
     Refunding, Series A, 5.75%, 12/01/21 .......................................................         815,000           860,779
     Series A, Pre-Refunded, 5.75%, 12/01/21 ....................................................       2,185,000         2,397,557
  Swarthmore Borough Authority College Revenue, Refunding, Series A, 5.00%, 9/15/30 .............       8,010,000         8,409,859
  Washington County IDA, PCR, West Pennsylvania Power Co., Series G, AMBAC Insured,
    6.05%, 4/01/14 ..............................................................................       5,025,000         5,031,733
                                                                                                                    ----------------
                                                                                                                        325,933,388
                                                                                                                    ----------------

  RHODE ISLAND 0.2%
  Rhode Island State Health and Educational Building Corp. Revenue, Hospital Financing,
    Lifespan Obligation Group,
     Pre-Refunded, 6.50%, 8/15/32 ...............................................................       8,000,000         9,096,960
     Refunding, MBIA Insured, 5.75%, 5/15/23 ....................................................         405,000           413,185
  Tobacco Settlement Financing Corp. Revenue, Asset-Backed, Series B, zero cpn.,
    6/01/52 .....................................................................................      90,000,000         3,535,200
                                                                                                                    ----------------
                                                                                                                         13,045,345
                                                                                                                    ----------------


74 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                              AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  SOUTH CAROLINA 1.0%
  Dorchester County School District No. 002 Installment Purchase Revenue, Growth Remedy
    Opportunities Tax Hike, 5.25%, 12/01/29 .....................................................   $  16,500,000   $    16,965,960
  Greenville County School District Installment Purchase Revenue, Building Equity
    Sooner Tomorrow,
     5.00%, 12/01/28 ............................................................................      10,000,000        10,266,800
     Refunding, 5.00%, 12/01/28 .................................................................       7,500,000         7,746,675
  Lancaster Educational Assistance Program Inc. Revenue, School District of Lancaster
    County Project, 5.00%, 12/01/26 .............................................................      15,015,000        15,014,850
  Scago Educational Facilities Corp. for Calhoun School District Revenue, School Project,
    Radian Insured, 5.00%, 12/01/26 .............................................................       7,540,000         7,386,108
  Scago Educational Facilities Corp. for Williamsburg School District Revenue, Williamsburg
    County Project, Refunding, Radian Insured, 5.00%, 12/01/31 ..................................       2,000,000         1,926,940
  Tobacco Settlement Revenue Management Authority Tobacco Settlement Revenue, Series B,
    6.375%, 5/15/30 .............................................................................       3,750,000         3,769,875
                                                                                                                    ----------------
                                                                                                                         63,077,208
                                                                                                                    ----------------

  TENNESSEE 1.4%
  Clarksville Natural Gas Acquisition Corp. Gas Revenue, 5.00%, 12/15/20 ........................       5,990,000         5,905,361
  Hallsdale-Powell Utility District Knox County Water and Sewer Revenue, Refunding and
    Improvement, Series A, FGIC Insured, 5.00%, 4/01/34 .........................................       5,000,000         5,145,450
  Johnson City Health and Educational Facilities Board Hospital Revenue, first mortgage,
    Mountain States Health, Refunding, Series A, MBIA Insured, zero cpn.,
     7/01/27 ....................................................................................      19,365,000         7,508,198
     7/01/28 ....................................................................................      19,400,000         7,137,454
     7/01/29 ....................................................................................      19,365,000         6,758,191
     7/01/30 ....................................................................................      19,370,000         6,409,533
  Knox County Health Educational and Housing Facilities Board Hospital Facilities Revenue,
     Capital Appreciation, Refunding and Improvement, Series A, FSA Insured, zero cpn.,
       1/01/25  .................................................................................       5,000,000         1,943,450
     Capital Appreciation, Refunding and Improvement, Series A, FSA Insured, zero cpn.,
       1/01/26  .................................................................................       2,610,000           952,781
     Covenant Health System, Refunding and Improvement, Series A, zero cpn., 1/01/37 ............      12,760,000         2,620,266
     Covenant Health System, Refunding and Improvement, Series A, zero cpn., 1/01/39 ............      13,755,000         2,517,853
  Knox County Health Educational and Housing Facilities Board Revenue, Refunding,
    University Health System Inc., 5.25%, 4/01/36 ...............................................      10,475,000        10,232,713
  Tennessee Energy Acquisition Corp. Gas Revenue, Series A, 5.25%, 9/01/26 ......................      26,000,000        26,121,160
                                                                                                                    ----------------
                                                                                                                         83,252,410
                                                                                                                    ----------------

  TEXAS 3.3%
  Angelina and Neches River Authority Waste Disposal Revenue, Temple-Inland Forest Products,
    6.95%, 5/01/23 ..............................................................................       1,750,000         1,877,085
  Austin Convention Enterprises Inc. Convention Center Revenue, first tier,
     Refunding, Series B, 5.75%, 1/01/34 ........................................................       7,000,000         6,552,140
     Series A, Pre-Refunded, 6.70%, 1/01/32 .....................................................      10,000,000        10,982,200
  Bexar County Health Facilities Development Corp. Revenue, Army Retirement Residence,
    Refunding, 5.00%,
     7/01/27 ....................................................................................       1,000,000           962,980
     7/01/33 ....................................................................................       1,520,000         1,412,323


                                        Quarterly Statements of Investments | 75

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                              AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  TEXAS (CONTINUED)
  Brazos River Authority PCR, TXU Energy Co. LLC Project, Refunding,
     Series B, 6.30%, 7/01/32 ...................................................................   $   9,000,000   $     8,620,650
     Series C, 6.75%, 10/01/38 ..................................................................       1,325,000         1,324,974
  Brazos River Harbor Navigation District Brazoria County Environmental Revenue,
    Dow Chemical Co. Project, Refunding, Series B-2, 4.95%, 5/15/33 .............................       2,500,000         2,453,800
  Brownsville Utility System Revenue, Refunding and Improvement, Series A,
    AMBAC Insured, 5.00%, 9/01/31 ...............................................................      12,500,000        12,986,625
  Coppell Special Assessment, Gateway Project, 8.70%, 3/01/12 ...................................       1,945,000         1,959,101
  Decatur Hospital Authority Hospital Revenue, Series A, ETM, 5.75%, 9/01/29 ....................       4,705,000         5,382,002
  El Paso Health Facilities Development Corp. Revenue, Senior Care Facilities, Bienvivir Senior
    Health, Pre-Refunded,
     7.00%, 8/15/12 .............................................................................         655,000           714,205
     7.50%, 8/15/18 .............................................................................       2,300,000         2,664,366
     7.75%, 8/15/31 .............................................................................       3,000,000         3,501,090
  Georgetown Health Facilities Development Corp. Revenue, Georgetown Healthcare System,
    Pre-Refunded, 6.25%, 8/15/29 ................................................................      10,975,000        11,718,886
  Lubbock Educational Facilities Authority Revenue, Lubbock Christian, Refunding and
    Improvement, 5.25%, 11/01/37 ................................................................       1,000,000           986,580
  Lufkin Health Facilities Development Corp. Health System Revenue, Memorial Health System
    of East Texas, 5.50%,
     2/15/32 ....................................................................................       1,000,000           999,910
     2/15/37 ....................................................................................       2,500,000         2,481,800
  Matagorda County Navigation District No. 1 Revenue, Centerpoint Energy Project, Refunding,
    5.60%, 3/01/27 ..............................................................................      11,000,000        11,422,840
  Millsap ISD, GO, School Building, 5.00%, 2/15/37 ..............................................      10,905,000        11,261,375
  Richardson ISD, GO, School Building, MBIA Insured, 5.00%, 2/15/32 .............................      10,320,000        10,696,474
  Sabine River Authority PCR,
     TXU Electric, Refunding, Series C, 5.20%, 5/01/28 ..........................................      29,945,000        25,728,744
     TXU Energy Co. LLC Project, Refunding, Series A, 5.80%, 7/01/22 ............................       1,000,000           943,630
     TXU Energy Co. LLC Project, Refunding, Series B, 6.15%, 8/01/22 ............................       3,000,000         2,917,950
  San Antonio Energy Acquisition Public Facility Corp. Revenue, Gas Supply Revenue, 5.50%,
    8/01/26 .....................................................................................      20,000,000        20,685,200
  Texas State Turnpike Authority Revenue, Capital Appreciation, AMBAC Insured, zero cpn.,
    8/15/32 .....................................................................................      51,000,000        12,604,140
  Tyler Health Facilities Development Corp. Hospital Revenue, East Texas Medical Center,
    Refunding and Improvement, Series A, 5.375%, 11/01/37 .......................................       8,000,000         7,694,880
  Tyler Health Facilities Development Corp. Revenue, Mother Frances Hospital, Series B,
    5.00%, 7/01/37 ..............................................................................       3,400,000         3,148,230
  Waco Health Facilities Development Corp. FHA Insured Mortgage Revenue, Hillcrest Health
    System Project, Series A, MBIA Insured, 5.00%, 8/01/31 ......................................      15,000,000        15,156,600
                                                                                                                    ----------------
                                                                                                                        199,840,780
                                                                                                                    ----------------

  VERMONT 0.3%
  Vermont Educational and Health Buildings Financing Agency Revenue, Fletcher Allen Health,
    Series A, AMBAC Insured, 6.00%, 12/01/23 ....................................................      15,000,000        16,150,650
                                                                                                                    ----------------


76 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                              AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  VIRGINIA 1.4%
  Fairfax County EDA Transportation Contract Revenue, Route 28 Project, MBIA Insured,
    5.00%, 4/01/33 ..............................................................................   $   5,000,000   $     5,158,150
  Greater Richmond Convention Center Authority Hotel Tax Revenue, Refunding, MBIA Insured,
    5.00%, 6/15/30 ..............................................................................      12,255,000        12,729,636
  James City County EDA Residential Care Facility Revenue, first mortgage, Williamsburg
    Landing, Series A,
     5.35%, 9/01/26 .............................................................................         750,000           731,738
     5.50%, 9/01/34 .............................................................................         750,000           725,475
  Peninsula Ports Authority Coal Terminal Revenue, Dominion Terminal Associates, Refunding,
    6.00%, 4/01/33 ..............................................................................       9,000,000         9,477,000
  Tobacco Settlement Financing Corp. Revenue,
     Asset-Backed, Pre-Refunded, 5.50%, 6/01/26 .................................................       2,500,000         2,761,325
     Asset-Backed, Pre-Refunded, 5.625%, 6/01/37 ................................................       3,000,000         3,399,870
     Capital Appreciation Bonds, First Sub Series C, zero cpn., 6/01/47 .........................      50,000,000         3,432,500
     Capital Appreciation Bonds, Second Sub Series D, zero cpn., 6/01/47 ........................      50,000,000         3,432,500
     Senior Series B1, 5.00%, 6/01/47 ...........................................................       6,250,000         5,197,750
  Virginia Beach Development Authority Residential Care Facility Mortgage Revenue,
    Westminster Canterbury Project,
     Refunding, 5.00%, 11/01/22 .................................................................       1,000,000           974,330
     Refunding, 5.25%, 11/01/26 .................................................................       2,000,000         1,953,060
     Refunding, 5.375%, 11/01/32 ................................................................       1,000,000           973,850
     Series A, Pre-Refunded, 7.125%, 11/01/23 ...................................................       5,000,000         5,454,900
     Series A, Pre-Refunded, 7.25%, 11/01/32 ....................................................       9,000,000         9,839,430
  Virginia State HDA Commonwealth Mortgage Revenue, 4.80%, 7/01/29 ..............................      20,500,000        19,882,950
                                                                                                                    ----------------
                                                                                                                         86,124,464
                                                                                                                    ----------------
  WASHINGTON 1.4%
  Douglas County PUD No. 1 Wells Hydroelectric Revenue, Refunding, Series B, FGIC Insured,
    5.00%, 9/01/35 ..............................................................................       7,685,000         7,938,297
  Energy Northwest Electric Revenue, Columbia Generating Station, Series C, 5.00%,
    7/01/24 .....................................................................................       5,000,000         5,255,900
  Skagit County Public Hospital District No. 1 Revenue, Skagit Valley Hospital, 5.75%,
    12/01/32 ....................................................................................       2,000,000         2,031,880
  Snohomish County Public Hospital District No. 3 GO, AMBAC Insured, 5.00%, 12/01/31 ............      10,000,000        10,317,400
  Spokane GO, Refunding, Series A, FGIC Insured, 5.00%, 12/01/30 ................................       5,720,000         5,964,702
  Washington State GO, Motor Vehicle Fuel Tax, Series C, 5.00%,
     6/01/29 ....................................................................................       5,180,000         5,386,475
     6/01/30 ....................................................................................       5,370,000         5,577,121
  Washington State Health Care Facilities Authority Revenue,
     Kadlec Medical Center, Series A, Assured Guaranty Insured, 5.00%, 12/01/30 .................       4,000,000         4,104,840
     Providence Health Care Services, Refunding, Series A, FGIC Insured, 5.00%,
       10/01/36  ................................................................................       9,695,000         9,937,666
     Providence Health Care Services, Series A, FGIC Insured, Pre-Refunded, 5.00%,
       10/01/36  ................................................................................         305,000           337,016
     Virginia Mason Medical, Series B, ACA Insured, 6.00%, 8/15/37 ..............................      30,000,000        30,128,100
                                                                                                                    ----------------
                                                                                                                         86,979,397
                                                                                                                    ----------------


                                        Quarterly Statements of Investments | 77

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                              AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  WEST VIRGINIA 0.6%
  Harrison County Commission Solid Waste Disposal Revenue, Series D, 5.50%, 10/15/37 ............   $   9,000,000   $     9,074,340
  Pleasants County PCR, County Commission, Series F, 5.25%, 10/15/37 ............................      14,000,000        14,006,580
  West Virginia University Revenues, Improvement, West Virginia University Projects, Series C,
    FGIC Insured, 5.00%, 10/01/34 ...............................................................      10,000,000        10,361,600
                                                                                                                    ----------------
                                                                                                                         33,442,520
                                                                                                                    ----------------
  WISCONSIN 1.1%
  Central Brown County Water Authority Water System Revenue, Refunding, AMBAC Insured,
    5.00%, 12/01/30 .............................................................................      16,705,000        17,271,634
  Green Bay Water System Revenue,
     FSA Insured, Pre-Refunded, 5.00%, 11/01/29 .................................................       3,750,000         4,106,737
     Refunding, FSA Insured, 5.00%, 11/01/29 ....................................................       1,250,000         1,300,238
  Kaukauna Environmental Improvement Revenue, International Paper Co. Project, Series A,
    6.70%, 5/01/24 ..............................................................................       4,100,000         4,261,130
  Wisconsin Housing and EDA Home Ownership Revenue, Series E, 4.90%, 9/01/37 ....................      22,210,000        21,338,480
  Wisconsin State Health and Educational Facilities Authority Revenue,
     Fort Healthcare Inc. Project, 5.75%, 5/01/24 ...............................................       5,000,000         5,126,050
     New Castle Place Project, Series A, 7.00%, 12/01/31 ........................................       2,500,000         2,596,600
     Thedacare Inc., AMBAC Insured, 5.00%, 12/15/30 .............................................       9,530,000         9,802,653
                                                                                                                    ----------------
                                                                                                                         65,803,522
                                                                                                                    ----------------

  U.S. TERRITORIES 3.1%
  GUAM 0.9%
  Guam Government GO, Refunding, Series A,
     5.125%, 11/15/27 ...........................................................................       7,270,000         6,874,730
     5.25%, 11/15/37 ............................................................................      37,000,000        34,520,260
  Guam Government Waterworks Authority Water and Wastewater System Revenue, Water,
     6.00%, 7/01/25 .............................................................................       4,000,000         4,261,080
     5.875%, 7/01/35 ............................................................................       8,000,000         8,336,640
                                                                                                                    ----------------
                                                                                                                         53,992,710
                                                                                                                    ----------------

  NORTHERN MARIANA ISLANDS 0.5%
  Northern Mariana Islands Commonwealth GO, Refunding, Series B, 5.00%, 10/01/33 ................      25,000,000        22,106,000
  Northern Mariana Islands Commonwealth Ports Authority Seaport Revenue, Series A, 6.60%,
    3/15/28 .....................................................................................       7,835,000         8,473,944
                                                                                                                    ----------------
                                                                                                                         30,579,944
                                                                                                                    ----------------

  PUERTO RICO 1.1%
  Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds,
    Refunding,
     5.50%, 5/15/39 .............................................................................      11,500,000        11,217,445
     5.625%, 5/15/43 ............................................................................       3,500,000         3,449,600
  Puerto Rico Commonwealth GO, Public Improvement, Series A,
     5.00%, 7/01/34 .............................................................................       7,195,000         7,184,208
     Pre-Refunded, 5.00%, 7/01/34 ...............................................................      12,805,000        13,955,017
  Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
    Series J, Pre-Refunded, 5.00%, 7/01/34 ......................................................      11,500,000        12,582,380


78 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                              AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  U.S. TERRITORIES (CONTINUED)
  PUERTO RICO (CONTINUED)
  Puerto Rico Electric Power Authority Power Revenue, Series NN, Pre-Refunded, 5.125%,
    7/01/29 .....................................................................................   $  11,500,000   $    12,541,670
  University of Puerto Rico Revenues, University System, Refunding, Series P, 5.00%,
    6/01/30 .....................................................................................       7,645,000         7,665,947
                                                                                                                    ----------------
                                                                                                                         68,596,267
                                                                                                                    ----------------

  VIRGIN ISLANDS 0.6%
  Virgin Islands PFAR, sub. lien, Fund Loan Notes, Refunding, Series E,
     5.75%, 10/01/13 ............................................................................      15,000,000        15,374,100
     5.875%, 10/01/18 ...........................................................................       7,000,000         7,163,240
     6.00%, 10/01/22 ............................................................................      14,500,000        14,827,700
                                                                                                                    ----------------
                                                                                                                         37,365,040
                                                                                                                    ----------------
  TOTAL U.S. TERRITORIES ........................................................................                       190,533,961
                                                                                                                    ----------------
  TOTAL LONG TERM INVESTMENTS (COST $5,822,799,578) .............................................                     6,048,084,049
                                                                                                                    ----------------
  SHORT TERM INVESTMENTS 0.2%
  MUNICIPAL BONDS 0.2%
  CALIFORNIA 0.0% e
f Whittier Revenue, Whittier College, Refunding, Radian Insured, Weekly VRDN and Put,
    6.00%, 12/01/33 .............................................................................       1,550,000         1,550,000
                                                                                                                    ----------------
  CONNECTICUT 0.0% e
f Connecticut State Health and Educational Facilities Authority Revenue, Yale University,
    Series V-2, Daily VRDN and Put, 3.52%, 7/01/36 ..............................................       1,000,000         1,000,000
                                                                                                                    ----------------
  FLORIDA 0.1%
f Orange County School Board COP,
     Series B, AMBAC Insured, Daily VRDN and Put, 3.65%, 8/01/25 ................................       1,120,000         1,120,000
     Series B, FGIC Insured, Daily VRDN and Put, 3.50%, 8/01/32 .................................         500,000           500,000
     Series C, MBIA Insured, Daily VRDN and Put, 3.50%, 8/01/22 .................................         700,000           700,000
                                                                                                                    ----------------
                                                                                                                          2,320,000
                                                                                                                    ----------------
  MASSACHUSETTS 0.0% e
f Massachusetts State Health and Educational Facilities Authority Revenue, Capital Asset
    Program, Series E, Daily VRDN and Put, 3.56%, 1/01/35 .......................................       1,600,000         1,600,000
                                                                                                                    ----------------
  MISSOURI 0.1%
f Missouri Development Finance Board Cultural Facilities Revenue, Nelson Gallery Foundation,
    Series B, MBIA Insured, Daily VRDN and Put, 3.60%, 12/01/31 .................................       2,350,000         2,350,000
f Missouri State Health and Educational Facilities Authority Health Facilities Revenue,
    SSM Health Care Corp., Refunding, Series C-1, FSA Insured, Daily VRDN and Put, 3.65%,
     6/01/19 ....................................................................................       1,200,000         1,200,000
                                                                                                                    ----------------
                                                                                                                          3,550,000
                                                                                                                    ----------------

  TENNESSEE 0.0% e
f Montgomery County PBA Pooled Financing Revenue, Tennessee County Loan Pool,
    Daily VRDN and Put, 3.62%, 7/01/34 ..........................................................         700,000           700,000
                                                                                                                    ----------------


                                        Quarterly Statements of Investments | 79

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                              AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  U.S. TERRITORY 0.0% e
  PUERTO RICO 0.0% e
f Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series A-4, FSA Insured,
    Daily VRDN and Put, 3.47%, 7/01/31 ..........................................................   $   1,300,000   $     1,300,000
                                                                                                                    ----------------
  TOTAL SHORT TERM INVESTMENTS (COST $12,020,000) ...............................................                        12,020,000
                                                                                                                    ----------------
  TOTAL INVESTMENTS (COST $5,834,819,578) 100.2% ................................................                     6,060,104,049
  OTHER ASSETS, LESS LIABILITIES (0.2)% .........................................................                        (9,306,338)
                                                                                                                    ----------------
  NET ASSETS 100.0% .............................................................................                   $ 6,050,797,711
                                                                                                                    ================

See Selected Portfolio Abbreviations on page 176.

a A portion or all of the security purchased on a when-issued or delayed delivery basis.

b Security has been deemed illiquid because it may not be able to be sold within seven days. At November 30, 2007, the aggregate value of these securities was $13,701,065, representing 0.23% of net assets.

c Defaulted security.

d The bond pays interest based upon the issuer's ability to pay, which may be less than the stated interest rate.

e Rounds to less than 0.1% of net assets.

f Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


80 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN INSURED TAX-FREE INCOME FUND                                                                 AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 98.8%
  MUNICIPAL BONDS 98.8%
  ALABAMA 8.5%
  Alabama Drinking Water Finance Authority Revenue, Revolving Fund Loan, Series A,
    AMBAC Insured, 5.25%, 8/15/21 ...............................................................   $   2,490,000   $     2,624,684
  Anniston Regional Medical Center Board Revenue, Series A, AMBAC Insured, 5.25%,
    6/01/18 .....................................................................................       5,000,000         5,135,900
a Auburn University General Fee Revenue, Auburn University, Series A, FSA Insured, 5.00%,
    6/01/38 .....................................................................................      12,000,000        12,534,600
  Bessemer GO, wts., XLCA Insured, 5.00%, 2/01/35 ...............................................       2,000,000         2,067,520
  Bessemer Governmental Utility Services Corp. Water Supply Revenue, MBIA Insured, 5.25%,
    6/01/32 .....................................................................................       5,000,000         5,134,900
  Birmingham Waterworks and Sewer Board Water and Sewer Revenue, Series A, FSA Insured,
    5.00%, 1/01/40 ..............................................................................      11,190,000        11,518,986
  Daphne Utilities Board Water Gas and Sewer Revenue, Series B, AMBAC Insured,
    Pre-Refunded, 5.50%, 6/01/30 ................................................................       1,670,000         1,776,613
  East Alabama Health Care Authority Health Care Facilities Revenue, Tax Anticipation Bond,
    Series A, MBIA Insured, 5.25%, 9/01/28 ......................................................       7,000,000         7,161,070
  Foley Utilities Board Utilities Revenue, FSA Insured, 5.00%, 11/01/29 .........................      10,720,000        11,123,394
  Helena Utilities Board Water and Sewer Revenue, MBIA Insured,
     5.25%, 4/01/27 .............................................................................       1,805,000         1,961,277
     5.25%, 4/01/33 .............................................................................       2,695,000         2,928,333
     Pre-Refunded, 5.25%, 4/01/27 ...............................................................       1,455,000         1,580,974
     Pre-Refunded, 5.25%, 4/01/33 ...............................................................       2,195,000         2,385,043
  Houston County Health Care Authority Revenue, Series A, AMBAC Insured, 5.125%,
     10/01/24 ...................................................................................       5,855,000         6,159,460
     10/01/25 ...................................................................................       6,065,000         6,367,158
  Jefferson County Sewer Revenue, Capital Improvement wts.,
     Series A, FGIC Insured, Pre-Refunded, 5.125%, 2/01/29 ......................................      22,050,000        22,736,858
     Series D, FGIC Insured, Pre-Refunded, 5.00%, 2/01/32 .......................................      12,690,000        13,613,451
  Limestone County Water and Sewer Authority Water Revenue, AMBAC Insured, 5.00%,
    12/01/35 ....................................................................................       9,100,000         9,375,912
  Madison GO, wts., Refunding, XLCA Insured, 4.75%, 12/01/36 ....................................      10,000,000         9,984,300
  Muscle Shoals GO, wts., MBIA Insured, Pre-Refunded, 5.50%, 8/01/30 ............................       2,000,000         2,152,900
  Orange Beach Sewer Revenue, wts., MBIA Insured, 5.00%, 2/01/30 ................................       5,000,000         5,168,800
  Orange Beach Water Sewer and Fire Protection Authority Revenue, MBIA Insured, 5.00%,
    5/15/35 .....................................................................................       3,665,000         3,756,442
  Pell City GO, wts.,
     Refunding, XLCA Insured, 5.00%, 2/01/24 ....................................................       1,020,000         1,065,767
     XLCA Insured, 5.00%, 2/01/34 ...............................................................       5,195,000         5,356,045
  University of Alabama at Birmingham Hospital Revenue, Refunding, Series A,
    AMBAC Insured, 5.00%,
     9/01/36 ....................................................................................      20,000,000        20,367,000
     9/01/41 ....................................................................................       5,000,000         5,077,450
  University of Alabama General Revenue, Series A, MBIA Insured, 5.00%, 7/01/34 .................       3,000,000         3,077,550
  University of Alabama University Revenues, FGIC Insured, 5.25%, 10/01/27 ......................       5,975,000         6,183,408
                                                                                                                    ----------------
                                                                                                                        188,375,795
                                                                                                                    ----------------


                                        Quarterly Statements of Investments | 81

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN INSURED TAX-FREE INCOME FUND                                                                 AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  ALASKA 0.1%
  Alaska Energy Authority Power Revenue, Bradley Lake Project, Refunding, BIG Insured,
    6.25%, 7/01/21 ..............................................................................   $       5,000   $         5,006
  Alaska Energy Authority Utilities Revenue, Refunding, FSA Insured, 5.20%, 7/01/17 .............       3,000,000         3,025,500
                                                                                                                    ----------------
                                                                                                                          3,030,506
                                                                                                                    ----------------
  ARIZONA 2.7%
  Arizona State Municipal Financing Program COP, Series 1986-20, BIG Insured, ETM, 7.70%,
    8/01/10 .....................................................................................       5,075,000         5,465,927
  Cochise County USD No. 68 GO, Sierra Vista, Refunding, FGIC Insured, 7.50%, 7/01/10 ...........         500,000           550,845
  Downtown Phoenix Hotel Corp. Revenue,
     Senior Series A, FGIC Insured, 5.00%, 7/01/36 ..............................................      15,000,000        15,238,350
     Sub Series B, FGIC Insured, 5.00%, 7/01/36 .................................................       6,450,000         6,582,870
  Maricopa County IDA Hospital Facility Revenue, Samaritan Health Services, Series A,
    MBIA Insured, ETM, 7.00%, 12/01/16 ..........................................................         300,000           362,133
  Mesa IDAR, Discovery Health System, Series A, MBIA Insured, Pre-Refunded,
     5.75%, 1/01/25 .............................................................................      18,000,000        19,073,880
     5.625%, 1/01/29 ............................................................................      12,655,000        13,378,487
                                                                                                                    ----------------
                                                                                                                         60,652,492
                                                                                                                    ----------------
  ARKANSAS 2.9%
  Arkansas State Development Finance Authority Water Revenue, Refunding, Series A,
    MBIA Insured, 6.50%, 7/01/10 ................................................................       1,285,000         1,342,144
  Arkansas State University Revenue,
     Arkansas State University-Beebe, Series B, AMBAC Insured, 5.00%, 12/01/30 ..................       3,250,000         3,366,837
     Arkansas State University-Beebe, Series B, AMBAC Insured, 5.00%, 12/01/35 ..................       3,045,000         3,142,075
     Housing, Refunding, AMBAC Insured, 5.00%, 3/01/32 ..........................................       6,820,000         7,064,224
  Benton Regional Public Water Authority Water Revenue, Refunding and Improvement,
    XLCA Insured, 5.00%, 10/01/35 ...............................................................       5,230,000         5,414,410
  Little Rock School District GO,
     Refunding, Series B, FSA Insured, 5.50%, 2/01/33 ...........................................       3,970,000         4,135,787
     Series C, FSA Insured, 5.25%, 2/01/33 ......................................................       7,790,000         8,017,312
  Little Rock Sewer Revenue, Construction, Series A, FSA Insured, 4.75%, 6/01/37 ................      13,105,000        13,284,932
  Paragould Water and Electric Revenue, AMBAC Insured, Pre-Refunded, 5.65%, 12/01/25 ............       1,000,000         1,069,300
  Pulaski Technical College Revenue, Student Tuition and Fee, FGIC Insured, 5.00%,
    9/01/34 .....................................................................................       2,190,000         2,221,186
  University of Arkansas University Revenues,
     AMBAC Insured, 5.00%, 11/01/36 .............................................................       8,205,000         8,484,708
     Pine Bluff Campus, Refunding, Series A, AMBAC Insured, 5.00%, 12/01/35 .....................       2,000,000         2,070,540
     Various Facility, Fayetteville Campus, FGIC Insured, 5.00%, 12/01/32 .......................       4,000,000         4,099,240
                                                                                                                    ----------------
                                                                                                                         63,712,695
                                                                                                                    ----------------
  CALIFORNIA 4.2%
  California State GO,
     AMBAC Insured, Pre-Refunded, 5.00%, 2/01/32 ................................................       4,750,000         5,070,482
     Refunding, AMBAC Insured, 5.00%, 2/01/33 ...................................................       7,000,000         7,211,400
     Refunding, MBIA Insured, 5.00%, 2/01/31 ....................................................      20,000,000        20,574,800
     Refunding, MBIA Insured, 5.00%, 10/01/32 ...................................................       1,910,000         1,961,704
     Various Purpose, Refunding, MBIA Insured, 4.75%, 3/01/35 ...................................      34,355,000        34,468,715


82 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN INSURED TAX-FREE INCOME FUND                                                                 AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Corona COP, Corona Community Hospital Project, Pre-Refunded, 9.425%, 9/01/20 ..................   $  14,455,000   $    16,542,013
  Oakland RDA Tax Allocation, Central District Redevelopment, Refunding, AMBAC Insured,
    5.50%, 2/01/14 ..............................................................................         250,000           266,372
  San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, Refunding, Series A,
    MBIA Insured, 5.25%, 1/15/30 ................................................................       4,000,000         4,047,960
  Val Verde USD, COP, School Construction Project,
     Refunding, Series B, FGIC Insured, 5.00%, 1/01/35 ..........................................       1,680,000         1,730,350
     Series B, FGIC Insured, Pre-Refunded, 5.00%, 1/01/35 .......................................         820,000           898,597
                                                                                                                    ----------------
                                                                                                                         92,772,393
                                                                                                                    ----------------
  COLORADO 4.3%
  Arkansas River Power Authority Power Revenue, Improvement, XLCA Insured, 5.25%,
    10/01/32 ....................................................................................      12,490,000        12,898,548
  Aurora Water Improvement Revenue, first lien, Series A, AMBAC Insured, 5.00%,
    8/01/39 .....................................................................................      25,000,000        25,988,500
  Broomfield COP, Refunding, AMBAC Insured, 6.00%, 12/01/29 .....................................       3,000,000         3,146,400
  Centennial Water and Sanitation District Water and Sewer Revenue, Refunding, Series A,
    FSA Insured, 5.125%, 12/01/17 ...............................................................       5,000,000         5,056,750
  Colorado Board of Governors University Enterprise System Revenue, Series A, FGIC Insured,
    5.00%, 3/01/37 ..............................................................................      10,000,000        10,328,000
  Colorado Health Facilities Authority Revenue, Community Provider Pooled Loan Program,
    Series A, FSA Insured, 7.25%, 7/15/17 .......................................................          24,000            24,042
  Denver City and County Airport Revenue, Series C, MBIA Insured, ETM, 6.125%,
     11/15/25 ...................................................................................       3,590,000         4,354,742
     11/15/25 ...................................................................................       4,410,000         4,439,591
  Denver Convention Center Hotel Authority Revenue, Refunding, Senior Bond, XLCA Insured,
    5.00%, 12/01/35 .............................................................................      15,000,000        15,203,850
  University of Colorado Hospital Authority Revenue, Refunding, Series A, AMBAC Insured,
     5.20%, 11/15/17 ............................................................................       5,425,000         5,540,498
     5.25%, 11/15/22 ............................................................................       7,800,000         7,966,374
                                                                                                                    ----------------
                                                                                                                         94,947,295
                                                                                                                    ----------------
  DISTRICT OF COLUMBIA 0.0% b
  District of Columbia HFA, RMR, Series 1986-1, FGIC Insured, 7.75%, 9/01/16 ....................         135,000           136,505
                                                                                                                    ----------------
  FLORIDA 12.0%
  Brevard County Local Option Fuel Tax Revenue, FGIC Insured, 5.00%,
     8/01/32 ....................................................................................      12,440,000        12,951,782
     8/01/37 ....................................................................................      13,000,000        13,442,000
  Celebration CDD, Special Assessment, Series B, MBIA Insured, 5.50%, 5/01/19 ...................         210,000           212,430
  Clearwater Water and Sewer Revenue, FGIC Insured, 5.00%,
     12/01/28 ...................................................................................      11,050,000        11,368,903
     12/01/32 ...................................................................................      13,665,000        14,034,775
  Dade County Seaport Revenue, Refunding, Series E, MBIA Insured, 8.00%, 10/01/08 ...............         200,000           207,598
  Florida Gulf Coast University Financing Corp. Capital Improvement Revenue, Housing Project,
    Series A, MBIA Insured, 5.00%, 2/01/37 ......................................................      10,000,000        10,325,700
  Florida State Board of Education Capital Outlay GO, Public Education,
     Refunding, Series E, FGIC Insured, 5.00%, 6/01/24 ..........................................       5,000,000         5,155,900
     Series B, FGIC Insured, 5.00%, 6/01/23 .....................................................       5,395,000         5,609,937


                                        Quarterly Statements of Investments | 83

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN INSURED TAX-FREE INCOME FUND                                                                 AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  FLORIDA (CONTINUED)
  Florida State Board of Education GO, Series C, MBIA Insured, 5.00%, 6/01/27 ...................   $   4,245,000   $     4,380,500
  Greater Orlando Aviation Authority Orlando Airport Facilities Revenue, Series B, FGIC Insured,
    5.25%, 10/01/28 .............................................................................       2,500,000         2,559,650
  Jacksonville Sales Tax Revenue, AMBAC Insured, 5.00%, 10/01/30 ................................       5,000,000         5,109,450
  Jacksonville Transportation Revenue, MBIA Insured, 5.25%, 10/01/29 ............................      11,000,000        11,462,440
  Lee Memorial Health System Hospital Revenue, Series A, AMBAC Insured, 5.00%,
    4/01/37 .....................................................................................      11,000,000        11,196,130
  Leon County COP, AMBAC Insured, 5.00%, 7/01/25 ................................................       8,935,000         9,255,945
  Miami-Dade County Educational Facilities Authority Revenue, University of Miami, Series A,
    AMBAC Insured, 5.00%, 4/01/37 ...............................................................      28,400,000        29,447,676
  Miami-Dade County School Board COP, Series A, FGIC Insured, 5.00%,
     5/01/25 ....................................................................................       5,000,000         5,193,700
     5/01/26 ....................................................................................      17,080,000        17,688,560
     5/01/27 ....................................................................................      10,775,000        11,133,915
  Opa-Locka Capital Improvement Revenue, FGIC Insured, 6.125%, 1/01/24 ..........................       1,000,000         1,001,180
  Orange County School Board COP, Series A, MBIA Insured, 5.00%, 8/01/27 ........................      10,000,000        10,207,300
  Orange County Tourist Development Tax Revenue, AMBAC Insured, Pre-Refunded,
     5.25%, 10/01/27 ............................................................................      10,000,000        10,766,500
     5.50%, 10/01/31 ............................................................................       1,000,000         1,039,990
  Orlando-Orange County Expressway Authority Revenue,
     junior lien, FGIC Insured, 6.50%, 7/01/10 ..................................................         100,000           107,852
     junior lien, FGIC Insured, 6.50%, 7/01/12 ..................................................         225,000           254,196
     Series B, AMBAC Insured, 5.00%, 7/01/35 ....................................................      20,000,000        20,527,000
  Osceola County School Board COP, Series A, AMBAC Insured, Pre-Refunded, 5.25%,
    6/01/27 .....................................................................................      13,000,000        14,144,780
  Pasco County Guaranteed Entitlement Revenue, Refunding, FSA Insured, 5.00%,
    12/01/33 ....................................................................................       2,185,000         2,247,557
  Pinellas County Health Facilities Authority Revenue, Baycare Health System, FSA Insured,
    5.00%, 11/15/30 .............................................................................       4,000,000         4,072,880
  Polk County School Board COP, Series A, FSA Insured, 5.00%, 1/01/24 ...........................       5,000,000         5,068,500
  Port St. Lucie Utility Revenue, MBIA Insured, 5.00%, 9/01/34 ..................................       8,420,000         8,661,822
  Sumter County School District Revenue, Multi-District Loan Program, FSA Insured, 7.15%,
    11/01/15 ....................................................................................         245,000           304,557
  Sunrise Utilities System Revenue, Refunding, AMBAC Insured, 5.20%, 10/01/22 ...................       2,000,000         2,186,960
  Tampa Bay Water Utility System Revenue, FGIC Insured, Pre-Refunded, 5.75%,
    10/01/29 ....................................................................................       2,000,000         2,176,760
  Volusia County Educational Facility Authority Revenue, Embry Riddle Aeronautical University,
    Refunding, Series B, AMBAC Insured, 5.25%, 10/15/19 .........................................       3,500,000         3,635,660
                                                                                                                    ----------------
                                                                                                                        267,140,485
                                                                                                                    ----------------
  GEORGIA 6.1%
  Athens Housing Authority Student Housing Lease Revenue, University of Georgia,
    East Campus, Refunding, AMBAC Insured, 5.00%, 12/01/33 ......................................       6,000,000         6,167,760
  Atlanta Airport Revenue, General, Series A, FGIC Insured, Pre-Refunded, 5.50%, 1/01/26 ........      13,750,000        14,507,625
  Atlanta GO, Refunding, FGIC Insured, 5.00%, 12/01/20 ..........................................       3,775,000         3,816,336
  Atlanta Water and Wastewater Revenue, Series A, FGIC Insured,
     5.00%, 11/01/29 ............................................................................       4,750,000         4,838,113
     Pre-Refunded, 5.00%, 11/01/29 ..............................................................       5,250,000         5,413,538


84 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN INSURED TAX-FREE INCOME FUND                                                                 AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  GEORGIA (CONTINUED)
  Brunswick Water and Sewer Revenue, Refunding and Improvement, MBIA Insured, 6.10%,
    10/01/14 ....................................................................................   $   1,535,000   $     1,726,583
  Cherokee County Water and Sewage Authority Revenue,
     FGIC Insured, 5.00%, 8/01/27 ...............................................................       1,500,000         1,534,320
     MBIA Insured, 6.90%, 8/01/18 ...............................................................          15,000            15,024
  Columbus Building Authority Lease Revenue, Series A, FGIC Insured, 5.00%, 1/01/31 .............       3,500,000         3,615,605
  East Point Building Authority Revenue, Water and Sewer Project, Series A, XLCA Insured,
    5.00%, 2/01/30 ..............................................................................      11,360,000        11,830,077
  Fulton County Development Authority Revenue, Georgia Institute of Technology Athletic Assn.,
    Refunding, AMBAC Insured, 5.125%, 10/01/32 ..................................................       9,000,000         9,250,200
  Georgia Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus
    Regional Healthcare Systems, MBIA Insured, 5.50%, 8/01/19 ...................................      15,000,000        15,743,550
  Henry County Water and Sewer Authority Revenue, FGIC Insured, Pre-Refunded, 5.625%,
    2/01/30 .....................................................................................       3,500,000         3,707,935
  Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Second Indenture Series,
    MBIA Insured, Pre-Refunded, 5.00%,
     7/01/27 ....................................................................................      13,470,000        14,491,969
     7/01/28 ....................................................................................      14,175,000        15,250,457
     7/01/32 ....................................................................................       8,575,000         9,225,585
  Rockdale County Water and Sewer Authority Revenue, Series A, MBIA Insured, Pre-Refunded,
    5.375%, 7/01/29 .............................................................................       6,350,000         6,684,073
  South Fulton Municipal Regional Water and Sewer Authority Water Revenue, MBIA Insured,
    Pre-Refunded, 5.00%, 1/01/33 ................................................................       8,000,000         8,606,960
                                                                                                                    ----------------
                                                                                                                        136,425,710
                                                                                                                    ----------------
  HAWAII 0.5%
  Hawaii County GO, Refunding and Improvement, Series A, FGIC Insured, 5.60%,
     5/01/12 ....................................................................................       1,000,000         1,091,410
     5/01/13 ....................................................................................       1,000,000         1,106,720
  Honolulu City and County GO, Refunding, Series C, FGIC Insured, 5.00%, 7/01/20 ................       6,250,000         6,409,625
  Kauai County GO, Series A, FGIC Insured, Pre-Refunded, 6.125%, 8/01/23 ........................       1,755,000         1,884,607
                                                                                                                    ----------------
                                                                                                                         10,492,362
                                                                                                                    ----------------
  ILLINOIS 1.8%
  Chicago Board of Education Lease COP, Refunding, Series A, MBIA Insured, 6.25%,
    1/01/09 .....................................................................................         320,000           330,026
  Illinois Health Facilities Authority Revenue,
     Northwestern Medical Facility Foundation, Refunding, MBIA Insured, 5.125%,
       11/15/28 .................................................................................       5,000,000         5,069,450
     Series 1990, FSA Insured, ETM, 7.75%, 8/15/10 ..............................................          50,000            55,825
  Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue, McCormick Place
    Expansion Project, Refunding, Series A, AMBAC Insured, 5.25%, 6/15/27 .......................       4,225,000         4,265,856
  Northern Illinois Municipal Power Agency Power Project Revenue, Prairie State Project,
    Refunding, Series A, MBIA Insured, 5.00%, 1/01/32 ...........................................      27,905,000        29,023,990
  Regional Transportation Authority Revenue, Series A, AMBAC Insured, 7.20%, 11/01/20 ...........         300,000           368,733
                                                                                                                    ----------------
                                                                                                                         39,113,880
                                                                                                                    ----------------


                                        Quarterly Statements of Investments | 85

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN INSURED TAX-FREE INCOME FUND                                                                 AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  KANSAS 0.9%
  Overland Park Development Corp. Revenue, Second Tier Convention, Refunding, Series B,
    AMBAC Insured, 5.125%, 1/01/32 ..............................................................   $  20,000,000   $    20,561,800
                                                                                                                    ----------------
  KENTUCKY 2.0%
  Kentucky Economic Development Finance Authority Health System Revenue,
    Norton Healthcare Inc.,
     Refunding, Series C, MBIA Insured, 6.05%, 10/01/20 .........................................       8,505,000         9,497,789
     Series C, MBIA Insured, Pre-Refunded, 6.05%, 10/01/20 ......................................       4,255,000         4,873,507
     Series C, MBIA Insured, Pre-Refunded, 6.15%, 10/01/26 ......................................      12,195,000        13,486,938
  Kentucky State Municipal Power Agency Power System Revenue, Prairie State Project,
    Series A, MBIA Insured, 5.00%, 9/01/37 ......................................................      10,000,000        10,382,100
  Louisville and Jefferson County Metropolitan Sewer District Sewer and Drain System Revenue,
    Series A, MBIA Insured, 5.50%, 5/15/34 ......................................................       5,000,000         5,405,100
                                                                                                                    ----------------
                                                                                                                         43,645,434
                                                                                                                    ----------------
  LOUISIANA 1.2%
  Louisiana Local Government Environmental Facilities and CDA Revenue, Parking Facilities
    Corp. Garage Project, Series A, AMBAC Insured, 5.375%, 10/01/31 .............................       5,485,000         5,688,493
  Louisiana State Gas and Fuels Tax Revenue, Series A,
     AMBAC Insured, 5.00%, 6/01/27 ..............................................................      10,000,000        10,237,900
     FSA Insured, 4.75%, 5/01/39 ................................................................      10,000,000        10,096,200
                                                                                                                    ----------------
                                                                                                                         26,022,593
                                                                                                                    ----------------
  MAINE 0.0% b
  Maine State Health and Higher Educational Facilities Authority Revenue, Series C,
    FSA Insured, 6.20%, 7/01/25 .................................................................         100,000           100,175
                                                                                                                    ----------------
  MARYLAND 1.5%
  Baltimore Convention Center Hotel Revenue, Senior Series A, XLCA Insured, 5.00%,
    9/01/32 .....................................................................................      10,000,000        10,320,800
  Baltimore Project Revenue, Wastewater Projects,
     Refunding, FGIC Insured, 5.125%, 7/01/42 ...................................................      11,000,000        11,253,550
     Series C, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/36 ......................................       5,000,000         5,512,250
  Baltimore Revenue, Water Project, Series A, FSA Insured, Pre-Refunded, 5.75%, 7/01/30 .........       5,880,000         6,247,265
  Maryland State Health and Higher Educational Facilities Authority Revenue, University of
    Maryland Medical System, Series B, FGIC Insured, 7.00%, 7/01/22 .............................         200,000           256,316
                                                                                                                    ----------------
                                                                                                                         33,590,181
                                                                                                                    ----------------
  MASSACHUSETTS 4.8%
  Central Berkshire Religious School District GO, Series B, FSA Insured, 5.125%, 3/01/18 ........       1,125,000         1,140,064
  Massachusetts State Development Finance Agency Revenue, Worcester Polytechnic Institute,
    MBIA Insured, 5.00%, 9/01/47 ................................................................      25,050,000        25,827,802
  Massachusetts State GO, Consolidated Loan, Series D, MBIA Insured,
     ETM, 5.00%, 8/01/27 ........................................................................       3,535,000         3,789,060
     Pre-Refunded, 5.00%, 8/01/27 ...............................................................         855,000           916,449
  Massachusetts State Health and Educational Facilities Authority Revenue,
     CareGroup Issue, Refunding, Series A, MBIA Insured, 5.00%, 7/01/25 .........................       4,250,000         4,348,600
     CareGroup Issue, Series A, MBIA Insured, Pre-Refunded, 5.00%, 7/01/25 ......................         750,000           829,605


86 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN INSURED TAX-FREE INCOME FUND                                                                 AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MASSACHUSETTS (CONTINUED)
  Massachusetts State Health and Educational Facilities Authority Revenue, (continued)
     Central New England Health, Series B, AMBAC Insured, 5.20%, 8/01/28 ........................   $   4,415,000   $     4,504,095
     Central New England Health, Series B, AMBAC Insured, Pre-Refunded, 5.20%,
       8/01/28 ..................................................................................         585,000           603,849
     Emmanuel College, MBIA Insured, 5.00%, 7/01/37 .............................................      21,685,000        22,349,862
     Harvard Pilgrim Health, Series A, FSA Insured, 5.00%, 7/01/18 ..............................       3,000,000         3,050,490
     Partners Healthcare System, Series A, MBIA Insured, 5.375%, 7/01/24 ........................       9,485,000         9,592,465
     Simmons College, Series C, MBIA Insured, 5.125%, 10/01/28 ..................................       8,000,000         8,143,840
  Massachusetts State Turnpike Authority Metropolitan Highway System Revenue, sub. lien,
    Refunding, Series B, MBIA Insured, 5.125%, 1/01/37 ..........................................       2,100,000         2,100,315
  Massachusetts State Water Resources Authority Revenue, Refunding, Series J, FSA Insured,
    5.00%, 8/01/32 ..............................................................................      18,000,000        18,471,960
                                                                                                                    ----------------
                                                                                                                        105,668,456
                                                                                                                    ----------------
  MICHIGAN 9.6%
  Birmingham City School District GO, School Building and Site, FSA Insured, 5.00%,
    11/01/33 ....................................................................................       8,135,000         8,466,827
  Central Michigan University Revenue, Series A, AMBAC Insured, 5.05%, 10/01/32 .................       8,650,000         8,948,944
  Chippewa Valley Schools GO,
     AMBAC Insured, Pre-Refunded, 5.00%, 5/01/27 ................................................       1,000,000         1,006,980
     School Building and Site, FSA Insured, 5.00%, 5/01/34 ......................................       5,000,000         5,194,050
  Detroit City School District GO, School Building and Site Improvements, Series A,
    FSA Insured, Pre-Refunded, 5.125%, 5/01/31 ..................................................       6,500,000         6,982,495
  Detroit Public Improvements GO, Series A-1, MBIA Insured, 5.00%, 4/01/21 ......................      12,390,000        12,749,186
  Detroit Sewage Disposal Revenue, senior lien,
     Refunding, Series A, FSA Insured, 5.00%, 7/01/32 ...........................................       2,905,000         2,981,547
     Series A, FGIC Insured, Pre-Refunded, 5.125%, 7/01/31 ......................................       6,000,000         6,378,480
     Series A, FSA Insured, Pre-Refunded, 5.00%, 7/01/32 ........................................       7,095,000         7,681,615
  Detroit Water Supply System Revenue, senior lien, Series A,
     FGIC Insured, Pre-Refunded, 5.25%, 7/01/33 .................................................      10,185,000        10,863,015
     FGIC Insured, Pre-Refunded, 5.25%, 7/01/33 .................................................       9,815,000        10,475,157
     MBIA Insured, 5.00%, 7/01/34 ...............................................................      10,150,000        10,382,232
  Ecorse Public School District GO, FGIC Insured, Pre-Refunded, 5.50%, 5/01/27 ..................       7,250,000         7,386,662
  Grand Rapids Sanitation Sewer System Revenue, FGIC Insured, 5.00%, 1/01/34 ....................      18,285,000        18,894,073
  Jackson County Hospital Finance Authority Revenue, W.A. Foote Memorial Hospital, Series A,
    AMBAC Insured, 5.25%, 6/01/17 ...............................................................         500,000           509,410
  L'Anse Creuse Public Schools GO, School Building and Site, FSA Insured, 5.00%,
    5/01/35 .....................................................................................      10,000,000        10,381,700
  Michigan Municipal Bond Authority Revenue, Clean Water Revolving, MBIA Insured, 5.00%,
    10/01/23 ....................................................................................       5,095,000         5,240,870
  Michigan State Building Authority Revenue, Refunding, Series IA, FGIC Insured, 5.00%,
    10/15/36 ....................................................................................      10,000,000        10,361,500
  Michigan State Hospital Finance Authority Revenue,
     Hospital Botsford Obligation, Refunding, Series A, MBIA Insured, 5.25%, 2/15/22 ............       2,000,000         2,044,340
     Oakwood Obligation Group, Refunding, Series A, FSA Insured, 5.00%, 8/15/31 .................      10,000,000        10,114,800
     Refunding, MBIA Insured, 5.00%, 11/15/36 ...................................................      13,000,000        13,324,350
     St. John's Hospital, Series A, AMBAC Insured, ETM, 6.00%, 5/15/13 ..........................       2,500,000         2,604,275


                                        Quarterly Statements of Investments | 87

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN INSURED TAX-FREE INCOME FUND                                                                 AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MICHIGAN (CONTINUED)
  Michigan State Strategic Fund Limited Obligation Revenue, The Detroit Edison Co. Pollution
    Control Bonds Project, Refunding, Collateralized Series BB, AMBAC Insured, 7.00%,
     5/01/21 ....................................................................................   $     250,000   $       319,993
  Michigan State Strategic Fund Resources Recovery Limited Obligation Revenue, Detroit
    Education Exempt Facilities, Refunding, Series D, XLCA Insured, 5.25%, 12/15/32 .............      10,000,000        10,384,100
  Michigan State Trunk Line Revenue, Series A, FSA Insured, Pre-Refunded, 5.25%,
    11/01/30 ....................................................................................      20,000,000        21,447,800
  Royal Oak Hospital Finance Authority Revenue, William Beaumont Hospital, Series M,
    MBIA Insured, 5.25%, 11/15/31 ...............................................................       4,000,000         4,124,720
  Saginaw Valley State University Revenue, Refunding, AMBAC Insured, 5.30%, 7/01/28 .............       3,400,000         3,500,742
                                                                                                                    ----------------
                                                                                                                        212,749,863
                                                                                                                    ----------------
  MINNESOTA 3.6%
  Eden Prairie MFHR, Olympic Ridge, Refunding, Series A, GNMA Secured, 6.25%,
    1/20/31 .....................................................................................       2,000,000         2,003,000
  Medford ISD No. 763 GO, Series A, FSA Insured, 5.125%, 2/01/26 ................................       2,475,000         2,604,641
  Minneapolis and St. Paul Metropolitan Airports Commission Airport Revenue,
     Refunding, Sub Series A, AMBAC Insured, 5.00%, 1/01/35 .....................................      18,700,000        19,146,556
     Series C, FGIC Insured, Pre-Refunded, 5.25%, 1/01/26 .......................................       8,000,000         8,466,400
     Series C, FGIC Insured, Pre-Refunded, 5.25%, 1/01/32 .......................................       4,500,000         4,762,350
  Minneapolis Special School District No. 001 COP, Refunding, Series B, FGIC Insured,
    4.625%, 2/01/17 .............................................................................       1,635,000         1,677,625
  Minnesota Agriculture and Economic Development Board Revenue, Health Care System,
    Refunding, Series A, MBIA Insured, 5.75%, 11/15/26 ..........................................         180,000           183,913
  Minnesota State HFAR, Rental Housing, Refunding, Series D, MBIA Insured, 6.00%,
    2/01/22 .....................................................................................         180,000           180,169
  Robbinsdale ISD No. 281 GO, MBIA Insured, 5.00%, 2/01/22 ......................................       7,340,000         7,485,038
  Sauk Rapids ISD No. 47 GO, Series A, MBIA Insured, 5.75%, 2/01/26 .............................      11,850,000        12,690,639
  South Washington County ISD No. 833 GO, Series B, FSA Insured, 5.00%,
     2/01/22 ....................................................................................      10,970,000        11,394,100
     2/01/23 ....................................................................................       6,000,000         6,217,980
  Woodbury COP, Series A, AMBAC Insured, 5.35%, 2/01/21 .........................................       2,915,000         3,008,134
                                                                                                                    ----------------
                                                                                                                         79,820,545
                                                                                                                    ----------------
  MISSISSIPPI 0.5%
  Harrison County Wastewater Management District Revenue, Wastewater Treatment Facilities,
    Refunding, Series A, FGIC Insured, 8.50%, 2/01/13 ...........................................         200,000           241,350
  Mississippi Development Bank Special Obligation Revenue, Municipal Energy Agency,
    Series A, XLCA Insured, 5.00%, 3/01/36 ......................................................      10,915,000        11,135,810
                                                                                                                    ----------------
                                                                                                                         11,377,160
                                                                                                                    ----------------
  MISSOURI 0.1%
  St. Louis School District GO, FGIC Insured, Pre-Refunded, 6.00%, 4/01/12 ......................       1,330,000         1,341,904
                                                                                                                    ----------------
  MONTANA 0.4%
  Montana State Board of Workers Compensation Investment Program Revenue, MBIA Insured,
    ETM, 6.875%, 6/01/20 ........................................................................       8,500,000         8,931,715
                                                                                                                    ----------------


88 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN INSURED TAX-FREE INCOME FUND                                                                 AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEBRASKA 1.9%
  Lancaster County Hospital Authority Revenue, Bryan Memorial Hospital Project No. 1,
    MBIA Insured, ETM, 6.70%, 6/01/22 ...........................................................   $   2,500,000   $     3,038,925
  Lincoln Electric System Revenue, FSA Insured, 4.75%, 9/01/35 ..................................      25,000,000        25,256,500
  Public Power Generation Agency Revenue, Whelan Energy Center Unit 2, Series A,
    AMBAC Insured, 5.00%, 1/01/32 ...............................................................      13,715,000        14,169,104
                                                                                                                    ----------------
                                                                                                                         42,464,529
                                                                                                                    ----------------
  NEVADA 0.7%
  Clark County GO, Series A, AMBAC Insured, 6.50%, 6/01/17 ......................................         250,000           301,360
  Clark County School District GO, Series A, MBIA Insured, 7.00%, 6/01/10 .......................       4,000,000         4,347,840
  Director of the State Department of Business and Industry Revenue, Las Vegas Monorail
    Project, first tier, AMBAC Insured, 5.625%, 1/01/34 .........................................       5,000,000         5,310,800
  Truckee Meadows Water Authority Revenue, Series A, FSA Insured, Pre-Refunded, 5.125%,
    7/01/30 .....................................................................................       5,000,000         5,315,400
                                                                                                                    ----------------
                                                                                                                         15,275,400
                                                                                                                    ----------------
  NEW JERSEY 1.7%
  Essex County Improvement Authority Revenue, Garden State Cancer Center Project,
    AMBAC Insured, 6.00%, 12/01/20 ..............................................................       2,525,000         2,527,803
  Middlesex County COP, MBIA Insured, 5.30%, 6/15/29 ............................................       3,575,000         3,669,558
  New Brunswick Parking Authority Revenue, Guaranteed Parking, Series A, MBIA Insured,
    5.00%, 9/01/34 ..............................................................................       1,500,000         1,538,025
  New Jersey EDA Revenue,
     Motor Vehicle Surcharge Revenue, Series A, MBIA Insured, 5.00%, 7/01/29 ....................       3,450,000         3,590,898
     Motor Vehicle Surcharge Revenue, Series A, MBIA Insured, 5.00%, 7/01/34 ....................      21,250,000        21,994,600
     Municipal Rehabilitation, Series A, AMBAC Insured, 5.00%, 4/01/28 ..........................       4,000,000         4,110,640
  New Jersey State Turnpike Authority Turnpike Revenue,
     2005, Refunding, Series C, AMBAC Insured, 6.50%, 1/01/16 ...................................          50,000            57,724
     2005, Series C, AMBAC Insured, ETM, 6.50%, 1/01/16 .........................................          20,000            23,175
     Series C, AMBAC Insured, Pre-Refunded, 6.50%, 1/01/16 ......................................         230,000           266,515
                                                                                                                    ----------------
                                                                                                                         37,778,938
                                                                                                                    ----------------
  NEW YORK 3.5%
  Central Square GO, Central School District, FGIC Insured, ETM, 6.50%, 6/15/10 .................         900,000           972,693
  MTA Revenue, Series B, MBIA Insured, 5.00%, 11/15/28 ..........................................      20,000,000        20,695,200
  MTA Service Contract Revenue, Series B, MBIA Insured, 5.00%, 1/01/31 ..........................       7,000,000         7,189,490
  Nassau Health Care Corp. Health System Revenue, Nassau County Guaranteed, FSA Insured,
    Pre-Refunded, 5.75%, 8/01/29 ................................................................       5,000,000         5,302,000
  New York City Transitional Finance Authority Revenue, Future Tax Secured,
     Refunding, Series B, MBIA Insured, 5.00%, 8/01/32 ..........................................       2,230,000         2,308,630
     Series A, FGIC Insured, 5.125%, 8/01/33 ....................................................      14,590,000        15,247,425
  New York State Dormitory Authority Revenues,
     Mental Health Services Facilities Improvement, Series B, MBIA Insured, Pre-Refunded,
       5.25%, 8/15/31 ...........................................................................       5,935,000         6,357,631
     State Supported Debt, Mental Health Services Facilities Improvement, Series B,
       MBIA Insured, 5.25%, 8/15/31 .............................................................       5,535,000         5,760,441


                                        Quarterly Statements of Investments | 89

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN INSURED TAX-FREE INCOME FUND                                                                 AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW YORK (CONTINUED)
  New York State Dormitory Authority Revenues, (continued)
     State Supported Debt, Mental Health Services Facilities Improvement, Series B,
       MBIA Insured, Pre-Refunded, 5.25%, 8/15/31 ...............................................   $   3,530,000   $     3,781,371
     Vassar Brothers Hospital, FSA Insured, 5.375%, 7/01/25 .....................................       4,000,000         4,083,840
  Triborough Bridge and Tunnel Authority Revenues, Refunding, MBIA Insured, 5.00%,
    11/15/32 ....................................................................................       5,000,000         5,158,800
                                                                                                                    ----------------
                                                                                                                         76,857,521
                                                                                                                    ----------------
  NORTH CAROLINA 0.6%
  North Carolina Medical Care Commission Hospital Revenue, Rex Healthcare Project,
    AMBAC Insured, 5.00%, 6/01/17 ...............................................................       5,000,000         5,076,850
  North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue, MBIA Insured,
    ETM, 6.50%, 1/01/10 .........................................................................          20,000            21,313
  Raleigh-Durham Airport Authority Airport Revenue, Series A, FGIC Insured, 5.00%,
     11/01/25 ...................................................................................       5,000,000         5,112,750
     11/01/31 ...................................................................................       4,000,000         4,061,400
                                                                                                                    ----------------
                                                                                                                         14,272,313
                                                                                                                    ----------------
  OHIO 4.4%
  Akron Income Tax Revenue, Community Learning Centers, Series A, FGIC Insured, 5.00%,
    12/01/33 ....................................................................................       5,000,000         5,164,400
  Cleveland Airport System Revenue, Series A, FSA Insured,
     5.00%, 1/01/31 .............................................................................      13,780,000        13,951,561
     Pre-Refunded, 5.125%, 1/01/27 ..............................................................       4,000,000         4,044,680
     Pre-Refunded, 5.00%, 1/01/31 ...............................................................       1,625,000         1,698,369
  Cleveland Waterworks Revenue,
     Improvement, Series I, FSA Insured, Pre-Refunded, 5.00%, 1/01/23 ...........................       1,290,000         1,304,435
     Refunding and Improvement, Series I, FSA Insured, 5.00%, 1/01/23 ...........................       1,460,000         1,475,564
  Elyria GO, FGIC Insured, Pre-Refunded, 5.40%, 12/01/17 ........................................       2,400,000         2,400,000
  Fairview Park City School District GO, School Improvement, MBIA Insured, 5.00%,
     12/01/29 ...................................................................................       1,460,000         1,522,941
     12/01/33 ...................................................................................       2,000,000         2,079,720
  Hamilton County Sales Tax Revenue, Hamilton County Football, Project B, MBIA Insured,
    Pre-Refunded, 5.00%, 12/01/27 ...............................................................       3,250,000         3,309,507
  Hamilton Wastewater System Revenue, Series A, FSA Insured, Pre-Refunded, 5.15%,
    10/15/17 ....................................................................................       3,015,000         3,092,727
  Jefferson Area Local School District GO, School Facilities Construction and Improvement,
    FGIC Insured, 5.00%, 12/01/31 ...............................................................       4,085,000         4,253,138
  Licking Heights Local School District GO, School Facilities Construction and Improvement,
    Series A, FGIC Insured, Pre-Refunded, 5.625%, 12/01/28 ......................................       3,465,000         3,702,699
  Lucas County Hospital Revenue, ProMedica Healthcare Obligated Group, Refunding,
    AMBAC Insured, 5.375%, 11/15/29 .............................................................       5,000,000         5,192,600
  Maumee City School District GO, School Facilities Construction and Improvement,
    FSA Insured, 5.00%, 12/01/27 ................................................................       3,250,000         3,382,892


90 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN INSURED TAX-FREE INCOME FUND                                                                 AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  OHIO (CONTINUED)
  Medina City School District GO, FGIC Insured, Pre-Refunded, 5.25%, 12/01/28 ...................   $   7,500,000   $     7,795,425
  Ohio State GO, Common Schools, FSA Insured, 5.00%, 9/15/21 ....................................       3,230,000         3,366,177
  Olentangy Local School District GO, School Facilities Construction and Improvement,
    Series A, FGIC Insured, Pre-Refunded, 5.25%, 12/01/32 .......................................      11,450,000        12,646,067
  Reynoldsburg City School District GO, School Facilities Construction and Improvement,
    FSA Insured, 5.00%, 12/01/31 ................................................................       4,000,000         4,160,120
  Springfield City School District GO, FGIC Insured, Pre-Refunded, 5.20%, 12/01/23 ..............       3,860,000         4,208,867
  Streetsboro City School District GO, School Improvement, MBIA Insured, Pre-Refunded,
    5.125%, 12/01/21 ............................................................................       3,700,000         3,959,000
  Toledo City School District GO, School Facilities Improvement, Series B, FGIC Insured,
    5.00%, 12/01/32 .............................................................................       4,000,000         4,137,920
                                                                                                                    ----------------
                                                                                                                         96,848,809
                                                                                                                    ----------------
  OKLAHOMA 0.1%
  McGee Creek Authority Water Revenue, MBIA Insured, 6.00%, 1/01/23 .............................         300,000           352,572
  Okmulgee County Governmental Building Authority Sales Tax Revenue, first mortgage,
    MBIA Insured, Pre-Refunded, 6.20%, 3/01/20 ..................................................       1,625,000         1,668,452
                                                                                                                    ----------------
                                                                                                                          2,021,024
                                                                                                                    ----------------
  OREGON 0.4%
  Ontario Catholic Health Revenue, Holy Rosary Medical Center, MBIA Insured, 5.50%,
    11/15/12 ....................................................................................         700,000           700,602
  Oregon Health and Science University Revenue,
     Refunding, Series B, MBIA Insured, 5.25%, 7/01/15 ..........................................         460,000           464,812
     Series A, MBIA Insured, 5.00%, 7/01/32 .....................................................       8,000,000         8,230,480
                                                                                                                    ----------------
                                                                                                                          9,395,894
                                                                                                                    ----------------
  PENNSYLVANIA 1.6%
  Allegheny County Hospital Development Authority Revenue, Health System, Series A,
    MBIA Insured, Pre-Refunded, 6.50%, 11/15/30 .................................................      10,000,000        11,096,200
  Pennsylvania Convention Center Authority Revenue, Series A, FGIC Insured, ETM, 6.00%,
    9/01/19 .....................................................................................         500,000           593,095
  Pennsylvania State Public School Building Authority Lease Revenue, School District of
    Philadelphia Project,
     FSA Insured, Pre-Refunded, 5.00%, 6/01/33 ..................................................       5,000,000         5,407,900
     Refunding, Series B, FSA Insured, 4.75%, 6/01/30 ...........................................       6,000,000         6,092,100
  Philadelphia Gas Works Revenue, 1998 General Ordinance, Fourth Series, FSA Insured,
    5.00%, 8/01/32 ..............................................................................       4,000,000         4,116,760
  Philadelphia Water and Wastewater Revenue, Series A, FGIC Insured, Pre-Refunded, 5.25%,
    11/01/24 ....................................................................................       2,000,000         2,175,240
  Pittsburgh and Allegheny County Public Auditorium Revenue, Regional Asset District Sales
    Tax, AMBAC Insured, 5.25%, 2/01/31 ..........................................................       6,000,000         6,196,320
  Pittsburgh Water and Sewer Authority Revenue, FGIC Insured, ETM, 7.25%, 9/01/14 ...............          75,000            85,152
                                                                                                                    ----------------
                                                                                                                         35,762,767
                                                                                                                    ----------------


                                        Quarterly Statements of Investments | 91

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN INSURED TAX-FREE INCOME FUND                                                                 AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  RHODE ISLAND 0.6%
  Rhode Island Clean Water Finance Agency Revenue, Cranston Wastewater Treatment System,
    MBIA Insured, 5.80%, 9/01/22 ................................................................   $   7,785,000   $     7,952,533
  Rhode Island State EDC Special Facility Revenue, first lien, Rhode Island Airport Corp.
    Project, CIFG Insured, 5.00%, 7/01/31 .......................................................       5,730,000         5,845,861
  Rhode Island State Health and Educational Building Corp. Revenue, Hospital Financing,
    Lifespan Obligation Group, Refunding, MBIA Insured, 5.75%, 5/15/23 ..........................         100,000           102,021
                                                                                                                    ----------------
                                                                                                                         13,900,415
                                                                                                                    ----------------
  SOUTH CAROLINA 1.2%
  Piedmont Municipal Power Agency Electric Revenue, Refunding, FGIC Insured, 6.25%,
    1/01/21 .....................................................................................         200,000           241,138
  Richland County Hospital Facilities Revenue, Community Provider, Pooled Loan Program,
    Series A, FSA Insured, ETM, 7.125%, 7/01/17 .................................................       2,520,000         2,889,382
  Scago Educational Facilities Corp. for Pickens School District Revenue, Pickens County
    Project, FSA Insured, 5.00%, 12/01/31 .......................................................      17,800,000        18,253,366
  South Carolina Jobs EDA Industrial Revenue, South Carolina Electric and Gas Co. Project,
    Series A, AMBAC Insured, 5.20%, 11/01/27 ....................................................       5,000,000         5,228,400
                                                                                                                    ----------------
                                                                                                                         26,612,286
                                                                                                                    ----------------
  SOUTH DAKOTA 0.6%
  Brookings COP, Refunding, AMBAC Insured, 5.10%, 12/01/18 ......................................       5,000,000         5,151,400
  Grant County PCR, Refunding, MBIA Insured, 5.90%, 6/01/23 .....................................       4,800,000         4,805,136
  South Dakota Lease Revenue, Series A, FSA Insured, 6.75%, 12/15/16 ............................       2,720,000         3,075,150
                                                                                                                    ----------------
                                                                                                                         13,031,686
                                                                                                                    ----------------
  TENNESSEE 0.5%
  Johnson City Health and Educational Facilities Board Hospital Revenue,
     Medical Center Hospital, Refunding and Improvement, MBIA Insured, ETM, 5.25%,
      7/01/28 ...................................................................................       8,500,000         8,707,910
     Series A, MBIA Insured, Pre-Refunded, 5.125%, 7/01/25 ......................................       2,780,000         2,847,332
                                                                                                                    ----------------
                                                                                                                         11,555,242
                                                                                                                    ----------------
  TEXAS 8.5%
  Austin Hotel Occupancy Tax Revenue, sub. lien, AMBAC Insured, Pre-Refunded,
     5.625%, 11/15/21 ...........................................................................       2,355,000         2,462,247
     5.80%, 11/15/29 ............................................................................      13,750,000        14,421,137
  Austin Water and Wastewater System Revenue, Refunding, Series B, FSA Insured,
     5.125%, 5/15/27 ............................................................................      11,125,000        11,458,750
     5.25%, 5/15/31 .............................................................................       5,000,000         5,158,500
  Bell County Health Facilities Development Corp. Revenue, Hospital, Cook Children's Medical
    Center, Refunding, FSA Insured, 5.30%, 12/01/23 .............................................       5,000,000         5,174,900
  Coastal Bend Health Facilities Development Corp. Revenue, Series B, AMBAC Insured, ETM,
    6.30%, 1/01/17 ..............................................................................      11,305,000        12,495,869
  Dallas-Fort Worth International Airport Revenue,
     Joint Series A, FGIC Insured, 6.00%, 11/01/21 ..............................................       2,210,000         2,288,168
     Refunding and Improvement, Joint Series A, FGIC Insured, 5.625%, 11/01/21 ..................      12,000,000        12,543,600


92 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN INSURED TAX-FREE INCOME FUND                                                                 AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  TEXAS (CONTINUED)
  Harris County Health Facilities Development Corp. Revenue, Christus Health, Series A,
    MBIA Insured, Pre-Refunded, 5.375%, 7/01/29 .................................................   $  22,000,000   $    22,933,240
  Harris County Hospital District Mortgage Revenue, AMBAC Insured,
     7.40%, 2/15/10 .............................................................................         735,000           768,435
     ETM, 7.40%, 2/15/10 ........................................................................         215,000           222,091
  Harris County Hospital District Revenue, senior lien, Refunding, Series A, MBIA Insured,
    5.25%, 2/15/37 ..............................................................................      10,250,000        10,705,100
  Harris County Houston Sports Authority Revenue, senior lien, Series G, MBIA Insured, 5.25%,
    11/15/30 ....................................................................................      21,325,000        22,028,725
  Houston Airport System Revenue, sub. lien, Series B, FSA Insured, Pre-Refunded, 5.50%,
    7/01/30 .....................................................................................       4,700,000         4,964,751
  Houston Water and Sewer System Revenue, junior lien,
     Series B, FGIC Insured, Pre-Refunded, 5.75%, 12/01/30 ......................................      10,000,000        10,715,400
     Series C, FGIC Insured, Pre-Refunded, 5.375%, 12/01/27 .....................................       6,800,000         6,868,000
  Laredo ISD Public Facility Corp. Lease Revenue, Series C, AMBAC Insured, 5.00%,
    8/01/29 .....................................................................................       1,000,000         1,020,000
  Matagorda County Navigation District No. 1 Revenue, Houston Industries Inc. Project,
    Refunding,
     Series A, MBIA Insured, 5.25%, 11/01/29 ....................................................       3,185,000         3,236,438
     Series B, MBIA Insured, 5.15%, 11/01/29 ....................................................       2,750,000         2,791,965
  North Harris County Regional Water Authority Revenue, senior lien, FGIC Insured, 5.00%,
    12/15/33 ....................................................................................      10,000,000        10,277,200
  Palo Duro River Authority GO, Refunding, FSA Insured, 6.375%, 8/01/08 .........................       1,335,000         1,361,767
  Pflugerville GO, FGIC Insured,
     5.25%, 8/01/27 .............................................................................       3,320,000         3,471,558
     5.20%, 8/01/32 .............................................................................       3,000,000         3,111,360
  Portland Community Center Complex Development Corp. Sales Tax Revenue, Refunding,
    AMBAC Insured, 5.45%, 2/15/25 ...............................................................       1,450,000         1,456,046
  Tarrant County Health Facilities Development Corp. Health Systems Revenue, Harris
    Methodist Health System, MBIA Insured, ETM, 6.00%, 9/01/24 ..................................       3,250,000         3,835,682
  Tyler Health Facilities Development Corp. Hospital Revenue, East Texas Medical Center Project,
     Series B, FSA Insured, 5.50%, 11/01/17 .....................................................       1,000,000         1,020,000
     Series C, FSA Insured, 5.60%, 11/01/27 .....................................................       1,430,000         1,458,600
     Series D, FSA Insured, Pre-Refunded, 5.375%, 11/01/27 ......................................       8,200,000         8,554,404
  United ISD, GO, 5.125%, 8/15/26 ...............................................................       3,000,000         3,107,880
                                                                                                                    ----------------
                                                                                                                        189,911,813
                                                                                                                    ----------------
  UTAH 0.5%
  Provo Electric System Revenue, Series A, AMBAC Insured, ETM, 10.375%, 9/15/15 .................          35,000            44,985
  Utah County Hospital Revenue, IHC Health Services Inc., MBIA Insured, ETM, 5.25%,
     8/15/21 ....................................................................................       5,000,000         5,072,000
     8/15/26 ....................................................................................       5,000,000         5,058,550
                                                                                                                    ----------------
                                                                                                                         10,175,535
                                                                                                                    ----------------


                                        Quarterly Statements of Investments | 93

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN INSURED TAX-FREE INCOME FUND                                                                 AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  VIRGINIA 0.5%
  Front Royal and Warren County IDA Lease Revenue, School and Capital Improvement,
    Series B, FSA Insured, 5.00%, 4/01/35 .......................................................   $   6,000,000   $     6,216,540
  Middle River Regional Jail Authority Jail Facility Revenue, MBIA Insured, 5.00%, 5/15/28 ......       3,510,000         3,662,755
  Winchester IDA Educational Facilities Revenue, first mortgage, Shenandoah University Project,
    MBIA Insured,
     5.00%, 10/01/18 ............................................................................       1,000,000         1,028,550
     5.25%, 10/01/28 ............................................................................       1,420,000         1,466,789
                                                                                                                    ----------------
                                                                                                                         12,374,634
                                                                                                                    ----------------
  WASHINGTON 2.2%
  King County Sewer Revenue, Refunding, Series A, FGIC Insured, 5.00%, 1/01/35 ..................       6,420,000         6,585,957
  Pierce County GO, School District No. 003 Puyallup, FGIC Insured, Pre-Refunded, 5.70%,
    12/01/15 ....................................................................................       1,000,000         1,000,000
  Port of Longview GO, MBIA Insured, 6.00%, 11/01/15 ............................................       2,000,000         2,002,160
  Snohomish County PUD No. 1 Electric Revenue, Generation System, FGIC Insured, ETM,
    6.65%, 1/01/16 ..............................................................................       4,250,000         4,989,542
  Tacoma GO, Series A, MBIA Insured, Pre-Refunded, 5.625%, 12/01/22 .............................       3,400,000         3,400,000
  Washington State GO, Various Purpose, Series C, FSA Insured, 5.25%, 1/01/26 ...................       6,000,000         6,223,380
  Washington State Health Care Facilities Authority Revenue,
     Providence Services, MBIA Insured, Pre-Refunded, 5.50%, 12/01/26 ...........................       5,000,000         5,267,800
   a Series B, MBIA Insured, 5.00%, 2/15/27 .....................................................       6,700,000         6,812,828
     Swedish Health Services, Refunding, AMBAC Insured, 5.50%, 11/15/28 .........................      13,000,000        13,346,580
                                                                                                                    ----------------
                                                                                                                         49,628,247
                                                                                                                    ----------------
  WEST VIRGINIA 1.4%
  Shepherd University Board of Governors Revenue, Residence Facilities Projects, MBIA Insured,
    5.00%, 6/01/35 ..............................................................................       9,445,000         9,778,786
  West Virginia State GO, Series A, FGIC Insured, Pre-Refunded, 5.00%, 11/01/21 .................       5,000,000         5,174,900
  West Virginia State Water Development Authority Water Development Revenue,
    Loan Program II, Refunding, Series C-II, FGIC Insured, 5.00%, 11/01/36 ......................       5,000,000         5,147,800
  West Virginia Water Development Authority Infrastructure Revenue, West Virginia Infrastructure
    Jobs Program, Series A, FSA Insured, 4.75%, 10/01/45 ........................................      11,405,000        11,445,032
                                                                                                                    ----------------
                                                                                                                         31,546,518
                                                                                                                    ----------------
  WISCONSIN 0.2%
  Superior Limited Obligation Revenue, Midwest Energy Resources, Refunding, Series E,
    FGIC Insured, 6.90%, 8/01/21 ................................................................       3,000,000         3,820,620
                                                                                                                    ----------------
  TOTAL LONG TERM INVESTMENTS (COST $2,113,882,118) .............................................                     2,193,844,135
                                                                                                                    ----------------
  SHORT TERM INVESTMENTS 0.8%
  MUNICIPAL BONDS 0.8%
  COLORADO 0.0% b
c Colorado Educational and Cultural Facilities Authority Revenue, National Jewish Federation
    Bond Program, Series A-7, Daily VRDN and Put, 3.60%, 7/01/29 ................................       1,000,000         1,000,000
                                                                                                                    ----------------


94 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN INSURED TAX-FREE INCOME FUND                                                                 AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  FLORIDA 0.4%
c Jacksonville Health Facilities Authority Hospital Revenue,
     Baptist Medical Center Project, Daily VRDN and Put, 3.60%, 8/15/21 .........................   $   1,000,000   $     1,000,000
     Charity Obligation Group, Series C, MBIA Insured, Daily VRDN and Put, 3.60%,
      8/15/19 ...................................................................................       2,000,000         2,000,000
     Genesis Rehabilitation Hospital, Refunding, Daily VRDN and Put, 3.62%, 5/01/21 .............       2,065,000         2,065,000
c Orange County Health Facilities Authority Revenue, Hospital, Orlando Regional Healthcare,
    Series A-1, FSA Insured, Daily VRDN and Put, 3.66%, 10/01/41 ................................       2,100,000         2,100,000
c Orange County School Board COP, Series B, AMBAC Insured, Daily VRDN and Put, 3.65%,
    8/01/25 .....................................................................................       1,100,000         1,100,000
                                                                                                                    ----------------
                                                                                                                          8,265,000
                                                                                                                    ----------------
  GEORGIA 0.2%
c Athens-Clarke County Unified Government Development Authority Revenue, University of
    Georgia Athletic Assn. Project, Daily VRDN and Put, 3.62%, 8/01/33 ..........................       1,800,000         1,800,000
c Atlanta Downtown Development Authority Revenue, Underground Atlanta Project, Refunding,
    AMBAC Insured, Weekly VRDN and Put, 3.59%, 10/01/16 .........................................       1,800,000         1,800,000
                                                                                                                    ----------------
                                                                                                                          3,600,000
                                                                                                                    ----------------
  NEW JERSEY 0.1%
c New Jersey EDA School Revenue, School Facilities Construction, Sub Series R-1, Daily VRDN
    and Put, 3.52%, 9/01/31 .....................................................................       2,000,000         2,000,000
                                                                                                                    ----------------
  PENNSYLVANIA 0.0% b
c Emmaus General Authority Revenue, FSA Insured, Weekly VRDN and Put, 3.61%,
    12/01/28 ....................................................................................         700,000           700,000
                                                                                                                    ----------------
  TENNESSEE 0.0% b
c Montgomery County PBA Pooled Financing Revenue, Tennessee County Loan Pool,
    Daily VRDN and Put, 3.62%, 7/01/34 ..........................................................         200,000           200,000
                                                                                                                    ----------------
  VIRGINIA 0.1%
c Roanoke IDA Hospital Revenue, Carilion Health System, Refunding, Series C-2, FSA Insured,
    Daily VRDN and Put, 3.60%, 7/01/27 ..........................................................       2,025,000         2,025,000
                                                                                                                    ----------------
  TOTAL SHORT TERM INVESTMENTS (COST $17,790,000) ...............................................                        17,790,000
                                                                                                                    ----------------
  TOTAL INVESTMENTS (COST $2,131,672,118) 99.6% .................................................                     2,211,634,135
  OTHER ASSETS, LESS LIABILITIES 0.4% ...........................................................                         8,370,811
                                                                                                                    ----------------
  NET ASSETS 100.0% .............................................................................                   $ 2,220,004,946
                                                                                                                    ================

See Selected Portfolio Abbreviations on page 176.

a A portion or all of the security purchased on a when-issued or delayed delivery basis.

b Rounds to less than 0.1% of net assets.

c Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 95

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN KENTUCKY TAX-FREE INCOME FUND                                                                AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 94.2%
  MUNICIPAL BONDS 94.2%
  KENTUCKY 80.8%
  Bellevue GO, Public Project, Harbor Greene Project, XLCA Insured, 5.00%, 2/01/34 ..............   $   1,065,000   $     1,099,644
  Boone County GO, Public Project, 5.00%,
     4/01/20 ....................................................................................       1,310,000         1,370,457
     4/01/21 ....................................................................................       1,000,000         1,042,910
  Boone County PCR, Collateralized, Dayton Power and Light Co., Refunding, Series A,
    FGIC Insured, 4.70%, 1/01/28 ................................................................       3,000,000         3,016,980
  Boone Florence Water Commission Water Supply Systems Revenue, Refunding, FGIC Insured,
    5.00%,
     12/01/22 ...................................................................................       1,200,000         1,249,116
     12/01/27 ...................................................................................       2,000,000         2,064,720
  Bowling Green ISD Finance Corp. School Building Revenue, 5.75%, 1/01/20 .......................       1,140,000         1,204,706
  Boyle County Revenue, Refunding and College Improvement, CIFG Insured, 5.00%,
    6/01/32 .....................................................................................       3,000,000         3,093,750
  Campbell and Kenton Counties Sanitation District No.1 Sanitation District Revenue, Series A,
    FSA Insured, 5.00%,
     8/01/19 ....................................................................................       1,500,000         1,570,755
     8/01/24 ....................................................................................       2,000,000         2,068,620
  Campbell County School District Finance Corp. School Building Revenue, FSA Insured, 5.00%,
    8/01/26 .....................................................................................       2,845,000         2,985,401
  Christian County Public Courthouse Corp. Lease Revenue, District Court Facilities Project,
    Pre-Refunded, 5.125%, 8/01/20 ...............................................................       1,015,000         1,078,021
  Fayette County School District Finance Corp. School Building Revenue,
     Pre-Refunded, 5.50%, 9/01/18 ...............................................................       2,500,000         2,621,650
     Series A, AMBAC Insured, 5.25%, 4/01/20 ....................................................       2,160,000         2,276,532
  Florence GO, Public Project, Series A, FGIC Insured, 5.00%, 11/01/32 ..........................       1,000,000         1,022,950
  Greater Kentucky Housing Assistance Corp. Mortgage Revenue, Section 8 Assisted Projects,
    Refunding, Series A, MBIA Insured, 6.10%, 1/01/24 ...........................................         295,000           294,973
  Hardin County School District Finance Corp. School Building Revenue, Pre-Refunded, 5.75%,
    2/01/20 .....................................................................................       1,500,000         1,593,000
  Hardin County Water District No. 2 Water System Revenue, Series A, AMBAC Insured, 5.00%,
    1/01/31 .....................................................................................       2,620,000         2,667,605
  Harlan County Justice Center Revenue, First Judicial Center Project, AMBAC Insured, 5.00%,
    3/01/25 .....................................................................................       1,330,000         1,377,627
  Henry County Water District No. 2 Water Revenue, Refunding, MBIA Insured, 4.75%,
    1/01/28 .....................................................................................       2,035,000         2,057,527
  Jefferson County Health Facilities Revenue, Jewish Hospital Healthcare Services Inc., Refunding,
    AMBAC Insured, 5.75%, 1/01/26 ...............................................................       1,000,000         1,011,650
  Jefferson County School District Finance Corp. School Building Revenue, Series A,
     FSA Insured, Pre-Refunded, 5.25%, 7/01/18 ..................................................       1,500,000         1,575,195
     MBIA Insured, 4.75%, 6/01/27 ...............................................................       2,440,000         2,469,744
  Kenton County Airport Board Airport Revenue, Cincinnati/Northern Kentucky International Airport,
    Series B, MBIA Insured, Pre-Refunded, 5.75%, 3/01/13 ........................................       1,230,000         1,237,171
  Kentucky Area Development Districts Financing Trust Lease Acquisition Program COP, Series L,
    XLCA Insured, 5.00%, 11/01/29 ...............................................................       1,000,000         1,044,410


96 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN KENTUCKY TAX-FREE INCOME FUND                                                                AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  KENTUCKY (CONTINUED)
  Kentucky Area Development Districts Financing Trust Lease Program Revenue, City of Ewing,
     Series A, 6.00%, 6/01/30 ...................................................................   $   2,000,000   $     2,169,900
     Series C, 6.00%, 6/01/30 ...................................................................       1,285,000         1,388,995
     Series E, 5.70%, 6/01/22 ...................................................................       1,000,000         1,077,830
  Kentucky Asset/Liability Commission General Receipts Revenue, University of Kentucky,
    Project Notes, FGIC Insured, 5.00%, 10/01/25 ................................................       3,000,000         3,154,350
  Kentucky Economic Development Finance Authority Health System Revenue,
    Norton Healthcare Inc.,
     Refunding, Series C, MBIA Insured, 6.15%, 10/01/24 .........................................         160,000           177,474
     Series C, MBIA Insured, Pre-Refunded, 6.15%, 10/01/24 ......................................         245,000           281,897
     Series C, MBIA Insured, Pre-Refunded, 6.15%, 10/01/25 ......................................         935,000         1,035,578
  Kentucky Economic Development Finance Authority Hospital System Revenue, Appalachian
    Regional Health Center Facility, Refunding and Improvement, 5.875%, 10/01/22 ................       2,000,000         2,000,020
  Kentucky Economic Development Finance Authority Revenue, Catholic Health Project,
    Refunding and Improvement, Series A, Pre-Refunded, 5.00%, 12/01/18 ..........................       2,000,000         2,035,920
  Kentucky Housing Corp. Housing Revenue,
     Refunding, Series P, 4.60%, 7/01/34 ........................................................       1,205,000         1,142,991
     Series A, 4.60%, 7/01/32 ...................................................................       2,000,000         1,859,620
  Kentucky Infrastructure Authority Revenue, Series A, 5.00%,
     6/01/19 ....................................................................................       1,140,000         1,185,053
     6/01/20 ....................................................................................       1,250,000         1,298,988
     6/01/21 ....................................................................................       1,190,000         1,233,483
  Kentucky Rural Water Finance Corp. Public Project Revenue,
     Flexible Term Program, Series A, 5.00%, 2/01/26 ............................................       1,055,000         1,089,752
     Multimodal, Flexible Term Program, Series I, 5.00%, 2/01/34 ................................       1,500,000         1,543,515
  Kentucky State Municipal Power Agency Power System Revenue, Prairie State Project, Series A,
    MBIA Insured, 5.00%,
     9/01/32 ....................................................................................       5,000,000         5,207,050
     9/01/37 ....................................................................................       3,000,000         3,114,630
  Kentucky State Property and Buildings Commission Revenues,
     Project No. 62, Refunding, Second Series, 5.25%, 10/01/18 ..................................       3,540,000         3,713,248
     Project No. 64, MBIA Insured, Pre-Refunded, 5.50%, 5/01/17 .................................       1,535,000         1,600,007
     Project No. 69, Series A, FSA Insured, Pre-Refunded, 5.00%, 8/01/21 ........................       2,300,000         2,438,391
     Project No. 77, MBIA Insured, Pre-Refunded, 5.00%, 8/01/23 .................................       1,100,000         1,192,169
  Kentucky State Turnpike Authority Economic Development Road Revenue, Revitalization Project,
    Series A, AMBAC Insured, 5.00%, 7/01/25 .....................................................       2,000,000         2,086,980
  Lawrenceburg Water and Sewer Revenue, MBIA Insured, 5.00%, 10/01/28 ...........................       1,730,000         1,786,294
  Louisville and Jefferson County Metropolitan Government Industrial Building Revenue, Sisters
    of Mercy, Cincinnati, 5.00%, 10/01/35 .......................................................       1,500,000         1,426,425
  Louisville and Jefferson County Metropolitan Sewer District Sewer and Drainage System
    Revenue, Series A,
     AMBAC Insured, 5.00%, 5/15/36 ..............................................................       3,000,000         3,102,210
     FGIC Insured, 5.00%, 5/15/30 ...............................................................       2,750,000         2,784,622
     FGIC Insured, 5.00%, 5/15/38 ...............................................................       3,000,000         3,100,080


                                        Quarterly Statements of Investments | 97

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN KENTUCKY TAX-FREE INCOME FUND                                                                AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  KENTUCKY (CONTINUED)
  Louisville and Jefferson County Student Housing Revenue, University of Louisville, Phase 3-A,
     AMBAC Insured, 5.00%, 6/01/34 ..............................................................   $   3,755,000   $     3,887,702
     Series A, AMBAC Insured, 5.00%, 6/01/25 ....................................................       1,000,000         1,046,370
  Louisville Parking Authority of River City Revenue, MBIA Insured, 5.00%, 6/01/29 ..............       3,290,000         3,379,027
  Louisville Waterworks Board Water System Revenue, Louisville Water Co., Refunding,
    FSA Insured,
     5.25%, 11/15/24 ............................................................................       2,500,000         2,604,975
     5.50%, 11/15/25 ............................................................................       2,000,000         2,116,700
  Murray Hospital Facilities Revenue, Murray, Calloway County Public Hospital, 5.125%,
    8/01/37 .....................................................................................       3,000,000         2,874,180
  Northern Kentucky University COP, AMBAC Insured, 5.00%, 12/01/27 ..............................       1,500,000         1,543,980
  Northern Kentucky Water Service District Revenue, MBIA Insured, 4.875%, 2/01/20 ...............       1,270,000         1,296,784
  Oldham County School District Finance Corp. School Building Revenue, MBIA Insured, 5.00%,
    5/01/24 .....................................................................................       5,680,000         5,922,934
  Russell Health System Revenue, Our Lady of Bellefonte, Pre-Refunded, 5.50%, 7/01/15 ...........         800,000           826,904
  Trimble County Environmental Facilities Revenue, Trimble County Environmental Facility,
    Refunding, AMBAC Insured, 4.60%, 6/01/33 ....................................................       5,000,000         4,970,250
  Warren County Hospital Facility Revenue, Community Hospital Corp. Project, Refunding,
    Series A, 5.00%, 8/01/29 ....................................................................       1,000,000           948,000
                                                                                                                    ----------------
                                                                                                                        128,740,392
                                                                                                                    ----------------
  U.S. TERRITORIES 13.4%
  PUERTO RICO 12.1%
  Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds,
    Refunding, 5.375%, 5/15/33 ..................................................................       1,725,000         1,697,918
  Puerto Rico Commonwealth GO, Public Improvement, Series A,
     5.125%, 7/01/31 ............................................................................       3,125,000         3,149,687
     Pre-Refunded, 5.125%, 7/01/31 ..............................................................       1,875,000         1,995,225
  Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
     Series D, Pre-Refunded, 5.375%, 7/01/36 ....................................................       2,500,000         2,721,750
     Series K, 5.00%, 7/01/27 ...................................................................       3,000,000         3,009,270
  Puerto Rico Municipal Finance Agency Revenue, Series A, FSA Insured, 5.00%, 8/01/30 ...........       5,000,000         5,179,750
  Puerto Rico PBA Guaranteed Revenue, Government Facilities,
     Refunding, Series D, 5.25%, 7/01/36 ........................................................         455,000           460,879
     Series D, Pre-Refunded, 5.25%, 7/01/36 .....................................................         995,000         1,075,814
                                                                                                                    ----------------
                                                                                                                         19,290,293
                                                                                                                    ----------------
  VIRGIN ISLANDS 1.3%
  Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A, 5.625%, 10/01/25 ......       2,000,000         2,029,320
                                                                                                                    ----------------
  TOTAL U.S. TERRITORIES ........................................................................                        21,319,613
                                                                                                                    ----------------
  TOTAL LONG TERM INVESTMENTS (COST $146,256,609) ...............................................                       150,060,005
                                                                                                                    ----------------


98 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN KENTUCKY TAX-FREE INCOME FUND                                                                AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS 4.5%
  MUNICIPAL BONDS 4.5%
  KENTUCKY 3.2%
a Berea Educational Facilities Revenue, Series A, Daily VRDN and Put, 3.65%, 6/01/32 ............   $   1,410,000   $     1,410,000
a Breckinridge County Lease Program Revenue, Kentucky Assn. Counties Leasing Trust,
    Series A, Weekly VRDN and Put, 3.60%, 2/01/32 ...............................................         100,000           100,000
a Christian County Assn. of County Leasing Trust Lease Program Revenue, Refunding, Series A,
    Daily VRDN and Put, 3.60%, 4/01/37 ..........................................................         300,000           300,000
a Kentucky Economic Development Finance Authority Revenue, Adventist Long Term Care,
    Weekly VRDN and Put, 3.59%, 11/15/36 ........................................................       2,100,000         2,100,000
a Ohio County PCR, Big Rivers Electric Corp. Project, AMBAC Insured, Weekly VRDN and Put,
    3.60%, 6/01/13 ..............................................................................         800,000           800,000
a Shelby County Lease Revenue, Series A, Daily VRDN and Put, 3.60%, 9/01/34 .....................         300,000           300,000
                                                                                                                    ----------------
                                                                                                                          5,010,000
                                                                                                                    ----------------
  U.S. TERRITORY 1.3%
  PUERTO RICO 1.3%
a Puerto Rico Commonwealth GO, Public Improvement, Refunding,
    Series A-3, FSA Insured, Daily VRDN and Put, 3.47%, 7/01/29 .................................       2,000,000         2,000,000
    Series A-4, FSA Insured, Daily VRDN and Put, 3.47%, 7/01/31 .................................         100,000           100,000
                                                                                                                    ----------------
                                                                                                                          2,100,000
                                                                                                                    ----------------
  TOTAL SHORT TERM INVESTMENTS (COST $7,110,000) ................................................                         7,110,000
                                                                                                                    ----------------
  TOTAL INVESTMENTS (COST $153,366,609) 98.7% ...................................................                       157,170,005
  OTHER ASSETS, LESS LIABILITIES 1.3% ...........................................................                         2,095,848
                                                                                                                    ----------------
  NET ASSETS 100.0% .............................................................................                   $   159,265,853
                                                                                                                    ================

See Selected Portfolio Abbreviations on page 176.

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 99

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN LOUISIANA TAX-FREE INCOME FUND                                                               AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 101.8%
  MUNICIPAL BONDS 101.8%
  LOUISIANA 98.3%
  Bossier City Public Improvement Sales and Use Tax Revenue, FGIC Insured, Pre-Refunded,
    5.00%,
     7/01/19 ....................................................................................   $   1,145,000   $     1,162,175
     12/01/21 ...................................................................................       1,875,000         1,903,125
     12/01/22 ...................................................................................       1,515,000         1,537,725
  Bossier Parish Sales and Use Tax Revenue, AMBAC Insured, 5.00%, 7/01/20 .......................       1,900,000         1,999,142
  Calcasieu Parish Public Trust Authority Student Lease Revenue, McNeese Student Housing
    Project, MBIA Insured, 5.25%,
     5/01/21 ....................................................................................       1,505,000         1,576,457
     5/01/33 ....................................................................................       2,500,000         2,589,225
  De Soto Parish Environmental Improvement Revenue, International Paper Co. Project, Series A,
    5.65%, 12/01/21 .............................................................................       1,000,000         1,008,770
  De Soto Parish PCR, Cleco Utility Group Inc. Project, Refunding, AMBAC Insured, 5.875%,
    9/01/29 .....................................................................................      11,500,000        12,162,630
  Denham Spring Livingston Housing and Mortgage Finance Authority SFHR, Series A,
    FHA Insured, ETM, 7.20%, 8/01/10 ............................................................       1,380,000         1,515,682
  East Baton Rouge Mortgage Finance Authority Revenue, SFM Purchase, Refunding, Series A,
    6.10%, 10/01/29 .............................................................................         170,000           170,405
  East Baton Rouge Parish Park and Recreation District GO, FSA Insured, 5.00%, 5/01/25 ..........       3,325,000         3,462,588
  East Baton Rouge Parish Sales and Use Tax Revenue, Public Improvement, Series ST,
    FGIC Insured, Pre-Refunded, 5.00%, 2/01/20 ..................................................       1,000,000         1,060,450
  East Baton Rouge Parish Sales Tax Revenue, Public Improvement, Refunding, Series A,
    AMBAC Insured, 5.00%, 2/01/24 ...............................................................       2,000,000         2,085,340
  England District Sub-District No. 1 Revenue, FGIC Insured, 5.00%, 8/15/19 .....................       5,000,000         5,300,850
  Ernest N. Morial New Orleans Exhibit Hall Authority Special Tax, senior sub. note, Series A,
    AMBAC Insured, Pre-Refunded, 5.00%, 7/15/33 .................................................       5,000,000         5,402,700
  Greater New Orleans Expressway Commission Revenue, Refunding, AMBAC Insured, 5.00%,
    11/01/27 ....................................................................................       5,000,000         5,151,700
  Jefferson Parish Revenue, Public Improvement, 24th Judicial District Project, MBIA Insured,
    5.00%, 4/01/29 ..............................................................................       3,060,000         3,151,678
  Jefferson Parish West Jefferson Park and Community Center Revenue, MBIA Insured, 5.00%,
    10/01/29 ....................................................................................       2,925,000         3,018,571
  Jefferson Sales Tax District Special Sales Tax Revenue,
     Refunding, FSA Insured, 5.00%, 12/01/22 ....................................................       3,000,000         3,079,140
     Special Tax Bond, AMBAC Insured, 5.00%, 12/01/20 ...........................................       4,195,000         4,464,319
  Lafayette Communications Systems Revenue, XLCA Insured, 5.25%, 11/01/27 .......................       5,000,000         5,321,550
a Lafayette Public Power Authority Electric Revenue, MBIA Insured, 5.00%, 11/01/32 ..............       5,000,000         5,181,650
  Lafayette Public Trust Financing Authority Revenue, Ragin' Cajun Facilities Inc. Project,
    MBIA Insured, 5.00%, 10/01/22 ...............................................................       1,500,000         1,572,270
  Lafayette Public Trust Financing Authority SFMR, Series A, ETM, 7.20%, 4/01/11 ................          30,000            33,511
  Lafayette Utilities Revenue, MBIA Insured, 5.00%, 11/01/28 ....................................       5,000,000         5,167,750
  Lafourche Parish Home Mortgage Authority SFMR, ETM, 7.40%, 7/01/10 ............................          35,000            36,745
  Livingston Parish Waterworks Revenue, Ward Two Water District, AMBAC Insured, 5.125%,
    4/01/29 .....................................................................................       2,200,000         2,317,854
  Louisiana HFA, SFMR, Home Ownership Program, GO Zone, Series B-1, GNMA Secured,
    5.00%, 12/01/32 .............................................................................       2,150,000         2,161,287


100 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN LOUISIANA TAX-FREE INCOME FUND                                                               AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  LOUISIANA (CONTINUED)
  Louisiana HFA Mortgage Revenue, SF, Series A-1, GNMA Secured, 5.45%, 12/01/20 .................   $     475,000   $       480,961
  Louisiana Local Government Environmental Facilities and CDA Revenue,
     Baton Rouge Apartments, Series A, MBIA Insured, 6.375%, 1/01/30 ............................       4,265,000         4,458,972
     Delgado Community College Foundation Project, AMBAC Insured, 6.00%, 10/01/29 ...............       1,000,000         1,063,400
     Denham Springs Sewer Project, AMBAC Insured, 4.75%, 12/01/31 ...............................       5,040,000         5,054,616
     East Ascension Consolidated No. 1, Refunding, AMBAC Insured, 5.00%, 12/01/37 ...............       5,370,000         5,541,947
     East Ascension Consolidated No. 1, Refunding, AMBAC Insured, 5.00%, 12/01/44 ...............       8,870,000         9,085,452
     Jefferson Parking Garage Project, AMBAC Insured, 5.00%, 9/01/21 ............................       2,215,000         2,281,760
     Lake Charles Public Improvements Project, AMBAC Insured, 5.00%, 5/01/27 ....................       6,000,000         6,223,080
     Livingston Parish Road, AMBAC Insured, 5.00%, 3/01/21 ......................................       4,040,000         4,285,996
     MBIA Insured, 5.00%, 12/01/26 ..............................................................       3,000,000         3,082,530
     Parking Facilities Corp. Garage Project, Series A, AMBAC Insured, 5.375%, 10/01/26 .........       2,000,000         2,079,920
     Parking Facilities Corp. Garage Project, Series A, AMBAC Insured, 5.375%, 10/01/31 .........       2,000,000         2,074,200
     Southeastern Louisiana Student Housing, Series A, MBIA Insured, 5.00%, 8/01/27 .............       3,000,000         3,085,260
  Louisiana Local Government Environmental Facilities GO, AMBAC Insured, 5.25%,
    4/01/29 .....................................................................................       1,000,000         1,052,010
  Louisiana Public Facilities Authority Hospital Revenue,
     Franciscan Missionaries, Series C, MBIA Insured, 5.00%, 7/01/19 ............................         595,000           605,151
     Franciscan Missionaries, Series C, MBIA Insured, Pre-Refunded, 5.00%, 7/01/19 ..............       3,155,000         3,216,586
     Pendleton Memorial Methodist, Pre-Refunded, 5.25%, 6/01/28 .................................       4,500,000         4,585,590
     Touro Infirmary Project, Series A, 5.625%, 8/15/29 .........................................       6,000,000         5,936,460
  Louisiana Public Facilities Authority Revenue,
     Archdiocese of New Orleans Project, Refunding, CIFG Insured, 5.00%, 7/01/31 ................       5,000,000         5,141,600
     Centenary College Project, Refunding, 5.75%, 2/01/29 .......................................       7,300,000         7,309,782
     Dillard University Project, Refunding, AMBAC Insured, 5.00%, 2/01/18 .......................       1,500,000         1,532,235
     Dillard University Project, Series A, AMBAC Insured, 5.30%, 8/01/26 ........................       1,540,000         1,608,222
     FHA Insured Mortgage, Baton Rouge General, MBIA Insured, 5.25%, 7/01/33 ....................       5,000,000         5,168,050
     Grambling University Project, Black and Gold Facilities Project, Series A, CIFG Insured,
       5.00%, 7/01/30 ...........................................................................       5,000,000         5,168,850
     Mortgage Purchase, HFA, Refunding, Series A, FNMA Insured, 6.40%, 7/20/20 ..................       1,810,000         1,820,534
     Ochsner Clinic Foundation Project, Refunding, Series B, ETM, 5.75%, 5/15/23 ................       2,500,000         2,943,275
     Ochsner Clinic Foundation Project, Series B, 5.25%, 5/15/27 ................................       3,990,000         4,007,556
     Tulane University, Refunding, Series A, AMBAC Insured, 5.125%, 7/01/27 .....................       3,000,000         3,226,560
     Tulane University Project, Refunding, Series A-1, MBIA Insured, 5.00%, 2/15/30 .............       3,500,000         3,638,390
  Louisiana State Citizens Property Insurance Corp. Assessment Revenue, Series B,
    AMBAC Insured, 5.00%, 6/01/23 ...............................................................       5,000,000         5,250,350
  Louisiana State Gas and Fuels Tax Revenue, Series A,
     AMBAC Insured, 5.00%, 6/01/27 ..............................................................       3,500,000         3,583,265
     FSA Insured, 5.00%, 5/01/31 ................................................................      10,000,000        10,289,900
  Louisiana State GO, Match, Refunding, Series B, CIFG Insured, 5.00%,
     7/15/24 ....................................................................................       3,475,000         3,635,614
     7/15/25 ....................................................................................       2,765,000         2,888,761
  Louisiana State Office Facilities Corp. Lease Revenue, Capital Complex Program,
     AMBAC Insured, 5.00%, 5/01/21 ..............................................................       2,500,000         2,587,725
     Series A, MBIA Insured, 5.375%, 3/01/19 ....................................................       3,000,000         3,096,180


                                       Quarterly Statements of Investments | 101

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN LOUISIANA TAX-FREE INCOME FUND                                                               AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  LOUISIANA (CONTINUED)
  Louisiana State University and Agricultural and Mechanical College Board Revenue,
     AMBAC Insured, 5.00%, 7/01/22 ..............................................................   $   5,000,000   $     5,241,500
     Auxiliary, FGIC Insured, 5.00%, 7/01/31 ....................................................       3,000,000         3,109,920
     Auxiliary, Series B, AMBAC Insured, 5.00%, 7/01/27 .........................................       1,500,000         1,549,965
  Monroe Sales and Use Tax Revenue, FGIC Insured, Pre-Refunded, 5.25%, 7/01/23 ..................       1,535,000         1,685,399
  New Orleans GO,
     Drain Systems, AMBAC Insured, 5.00%, 12/01/18 ..............................................       1,000,000         1,012,500
     Public Improvement, AMBAC Insured, 5.25%, 12/01/29 .........................................       1,485,000         1,550,236
     Public Improvement, FGIC Insured, 5.25%, 12/01/21 ..........................................       1,295,000         1,362,172
     Public Improvement, FGIC Insured, 5.125%, 12/01/26 .........................................       2,000,000         2,056,200
   a Radian Insured, 5.125%, 12/01/30 ...........................................................      10,055,000         9,875,116
     Refunding, MBIA Insured, 5.125%, 9/01/21 ...................................................       2,000,000         2,085,600
  Orleans Levee District Revenue, Levee Improvement, Refunding, FSA Insured, 5.95%,
    11/01/14 ....................................................................................         525,000           530,817
  Orleans Parish Parishwide School District GO, Refunding, Series B, FGIC Insured, 5.50%,
    9/01/20 .....................................................................................       1,000,000         1,004,690
  Orleans Parish School Board GO, Series 95, FGIC Insured, 5.375%, 9/01/18 ......................       1,950,000         1,951,560
  Ouachita Parish Hospital Service District No. 1 Revenue, Glenwood Regional Medical Center,
    FSA Insured, Pre-Refunded, 5.75%, 5/15/21 ...................................................       2,500,000         2,646,875
  Ouachita Parish West Ouachita Parish School District Sales and Use Tax Revenue,
    FGIC Insured, Pre-Refunded, 5.75%, 9/01/24 ..................................................       1,410,000         1,528,172
  Rapides Parish Housing and Mortgage Finance Authority Revenue, SFM Purchase, FHA Insured,
    ETM, 7.25%, 8/01/10 .........................................................................         445,000           469,310
  Shreveport Certificates of Indebtedness Revenue, Refunding, Series A, AMBAC Insured, 5.00%,
    10/01/16 ....................................................................................       1,000,000         1,041,000
  St. Bernard Home Mortgage Authority Revenue, SF, Series A, FGIC Insured, ETM, 7.50%,
    9/01/10 .....................................................................................         435,000           483,285
  St. Charles Parish Consolidated Waterworks and Wastewater District No. 1 Revenue, Series A,
    AMBAC Insured, 5.00%, 7/01/31 ...............................................................       6,485,000         6,668,655
  St. John the Baptist Parish Revenue, Marathon Oil Corp., Series A, 5.125%, 6/01/37 ............       4,000,000         3,838,600
  St. John the Baptist Parish EDR, USX Corp. Project, Refunding, 5.35%, 12/01/13 ................       2,500,000         2,562,075
  St. Tammany's Public Trust Financing Authority SFMR, Series A, ETM, 7.20%,
    7/01/10 .....................................................................................          40,000            41,772
    7/01/11 .....................................................................................          50,000            56,573
  Terrebonne Parish Hospital Service District No. 1 Hospital Revenue, Terrebonne General
    Medical Center Project, Refunding, AMBAC Insured, 5.50%, 4/01/33 ............................       2,155,000         2,283,352
  University of Louisiana System Board of Supervisors Lease Revenue,
     Lafayette Cajundome Convention Center Project, MBIA Insured, Pre-Refunded, 6.25%,
       9/01/29 ..................................................................................       1,200,000         1,283,640
     Northwestern State University Wellness, AMBAC Insured, 5.10%, 4/01/24 ......................       1,000,000         1,028,830
                                                                                                                    ----------------
                                                                                                                        277,633,843
                                                                                                                    ----------------


102 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN LOUISIANA TAX-FREE INCOME FUND                                                               AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  U.S. TERRITORIES 3.5%
  PUERTO RICO 2.4%
  Puerto Rico Commonwealth GO, Public Improvement,
     MBIA Insured, Pre-Refunded, 5.75%, 7/01/26 .................................................   $   4,400,000   $     4,672,580
     Series A, 5.00%, 7/01/33 ...................................................................         615,000           616,458
     Series A, Pre-Refunded, 5.00%, 7/01/33 .....................................................       1,385,000         1,498,057
                                                                                                                    ----------------
                                                                                                                          6,787,095
                                                                                                                    ----------------

  VIRGIN ISLANDS 1.1%
  Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/18 .......       3,000,000         3,051,210
                                                                                                                    ----------------
  TOTAL U.S. TERRITORIES ........................................................................                         9,838,305
                                                                                                                    ----------------
  TOTAL LONG TERM INVESTMENTS (COST $280,646,529) ...............................................                       287,472,148
                                                                                                                    ----------------

  SHORT TERM INVESTMENTS 2.1%
  MUNICIPAL BONDS 2.1%
  LOUISIANA 1.3%
b Louisiana Local Government Environmental Facilities CDA Revenue, Shreveport Utility System
    Project, FSA Insured, Weekly VRDN and Put, 3.57%, 10/01/26 ..................................       1,100,000         1,100,000
b Louisiana State Offshore Terminal Authority Deepwater Port Revenue, Loop Inc. Project,
    First Stage, ACES, Refunding, Daily VRDN and Put, 3.65%, 9/01/17 ............................       2,600,000         2,600,000
                                                                                                                    ----------------
                                                                                                                          3,700,000
                                                                                                                    ----------------

  U.S. TERRITORY 0.8%
  PUERTO RICO 0.8%
b Puerto Rico Commonwealth GO, Public Improvement, Refunding,
     Series A-3, FSA Insured, Daily VRDN and Put, 3.47%, 7/01/29 ................................       1,100,000         1,100,000
     Series A-4, FSA Insured, Daily VRDN and Put, 3.47%, 7/01/31 ................................         200,000           200,000
b Puerto Rico Commonwealth Government Development Bank Revenue, Refunding, MBIA Insured,
    Weekly VRDN and Put, 3.41%, 12/01/15 ........................................................         800,000           800,000
b Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
    Series A, AMBAC Insured, Weekly VRDN and Put, 3.50%, 7/01/28 ................................         100,000           100,000
                                                                                                                    ----------------
                                                                                                                          2,200,000
                                                                                                                    ----------------
  TOTAL SHORT TERM INVESTMENTS (COST $5,900,000) ................................................                         5,900,000
                                                                                                                    ----------------
  TOTAL INVESTMENTS (COST $286,546,529) 103.9% ..................................................                       293,372,148
  OTHER ASSETS, LESS LIABILITIES (3.9)% .........................................................                       (11,140,346)
                                                                                                                    ----------------
  NET ASSETS 100.0% .............................................................................                   $   282,231,802
                                                                                                                    ================

See Selected Portfolio Abbreviations on page 176.

a A portion or all of the securities purchased on a when-issued or delayed delivery basis.

b Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                                       Quarterly Statements of Investments |
                                   See Notes to Statements of Investments. | 103

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN MARYLAND TAX-FREE INCOME FUND                                                                AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 97.4%
  MUNICIPAL BONDS 97.4%
  MARYLAND 83.2%
  Anne Arundel County GO, Refunding, 4.625%, 3/01/32 ............................................   $   2,000,000   $     2,038,540
  Baltimore Convention Center Hotel Revenue, Senior Series A, XLCA Insured, 5.25%,
    9/01/39 .....................................................................................      25,095,000        26,256,146
  Baltimore County Metropolitan 68th District GO, Refunding, 5.00%, 8/01/32 .....................       1,000,000         1,037,740
  Baltimore GO, Consolidated Public Improvement,
     Series A, FSA Insured, Pre-Refunded, 5.25%, 10/15/17 .......................................       3,300,000         3,483,975
     Series B, 7.15%, 10/15/08 ..................................................................       1,000,000         1,032,540
  Baltimore Port Facilities Revenue, Consolidated Coal Sales, Refunding, Series A, 6.50%,
    10/01/11 ....................................................................................       1,850,000         1,928,958
  Baltimore Project Revenue,
     Wastewater Projects, Refunding, FGIC Insured, 5.125%, 7/01/42 ..............................      11,740,000        12,010,607
     Wastewater Projects, Series B, FGIC Insured, Pre-Refunded, 5.00%, 7/01/28 ..................       4,000,000         4,129,080
     Wastewater Projects, Series C, AMBAC Insured, 5.00%, 7/01/31 ...............................       5,000,000         5,201,300
     Wastewater Projects, Series C, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/36 .................       3,000,000         3,307,350
     Wastewater Projects, Series D, AMBAC Insured, 5.00%, 7/01/32 ...............................       2,120,000         2,218,432
     Water Projects, Series C, AMBAC Insured, 5.00%, 7/01/32 ....................................       5,000,000         5,232,150
  Baltimore Revenue,
     Wastewater Project, Series A, FGIC Insured, Pre-Refunded, 5.80%, 7/01/15 ...................       5,000,000         5,198,450
     Water Project, Series A, FSA Insured, Pre-Refunded, 5.75%, 7/01/30 .........................      10,000,000        10,624,600
  Carroll County Revenue, Fairhaven and Copper Ridge, Refunding, Series A, Radian Insured,
     5.375%, 1/01/16 ............................................................................       2,000,000         2,036,480
     5.50%, 1/01/19 .............................................................................       1,000,000         1,021,120
     5.625%, 1/01/25 ............................................................................       2,000,000         2,027,160
  Harford County GO, Consolidated Public Improvement, 4.45%, 1/15/17 ............................       1,125,000         1,159,920
  Maryland Environmental Services COP, Water and Waste Facilities, Series A, 6.70%,
    6/01/11 .....................................................................................       1,565,000         1,567,222
  Maryland State CDA Department of Housing and CDR,
     Housing, Series A, 6.00%, 7/01/32 ..........................................................       4,000,000         4,065,360
     Residential, Series D, 5.25%, 9/01/29 ......................................................       3,180,000         3,191,925
     Series B, 5.35%, 9/01/30 ...................................................................         740,000           744,618
     SF Program, Second Series, 5.00%, 4/01/17 ..................................................       2,245,000         2,283,591
  Maryland State EDC Student Housing Revenue,
     University of Maryland Baltimore County Project, Refunding, XLCA Insured, 5.00%,
       7/01/30 ..................................................................................       3,245,000         3,368,602
     University of Maryland Baltimore County Project, Refunding, XLCA Insured, 5.00%,
       7/01/35 ..................................................................................       3,675,000         3,809,652
     University of Maryland College Park Projects, Refunding, CIFG Insured, 5.00%, 6/01/25 ......       2,500,000         2,585,600
     University of Maryland College Park Projects, Refunding, CIFG Insured, 5.00%, 6/01/28 ......       2,000,000         2,043,000
     University of Maryland College Park Projects, Refunding, CIFG Insured, 5.00%, 6/01/33 ......       9,370,000         9,492,841
  Maryland State EDC Utility Infrastructure Revenue, University College Park Project,
     AMBAC Insured, 5.00%, 7/01/19 ..............................................................       1,675,000         1,740,945
  Maryland State Energy Financing Administration Solid Waste Disposal Revenue,
     Limited Obligation, Wheelabrator Water Projects, 6.45%, 12/01/16 ...........................       3,000,000         3,048,390


104 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN MARYLAND TAX-FREE INCOME FUND                                                                AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MARYLAND (CONTINUED)
  Maryland State Health and Higher Educational Facilities Authority Revenue,
     Anne Arundel Health System, Series A, 5.125%, 7/01/34 ......................................   $   2,500,000   $     2,510,275
     Anne Arundel Medical Center, FSA Insured, 5.125%, 7/01/33 ..................................       8,365,000         8,481,190
     Carroll County General Hospital, 6.00%, 7/01/26 ............................................       2,000,000         2,068,380
     Carroll County General Hospital, 5.80%, 7/01/32 ............................................       5,000,000         5,098,050
     Carroll Hospital Center, 5.00%, 7/01/40 ....................................................       6,790,000         6,345,934
     Catholic Health Initiatives, Series A, 6.00%, 12/01/20 .....................................         715,000           757,828
     Catholic Health Initiatives, Series A, ETM, 6.00%, 12/01/20 ................................       2,205,000         2,362,062
     Catholic Health Initiatives, Series A, ETM, 6.00%, 12/01/24 ................................       2,025,000         2,164,239
     Charity Obligation Group, Series A, Pre-Refunded, 5.00%, 11/01/19 ..........................       1,515,000         1,566,843
     Charity Obligation Group, Series A, Pre-Refunded, 5.00%, 11/01/29 ..........................       2,250,000         2,326,995
     Doctors Community Hospital, Refunding, Series A, 5.00%, 7/01/20 ............................       5,000,000         4,967,550
     Doctors Community Hospital, Refunding, Series A, 5.00%, 7/01/29 ............................       5,000,000         4,740,650
     Edenwald, Series A, 5.40%, 1/01/31 .........................................................       1,000,000           973,720
     Helix Health Issue, AMBAC Insured, ETM, 5.00%, 7/01/27 .....................................      11,000,000        12,084,380
     Johns Hopkins Medical Institutions, Series A, 5.00%, 5/15/37 ...............................       9,395,000         9,337,409
     Johns Hopkins University Issue, Pre-Refunded, 6.00%, 7/01/39 ...............................       5,000,000         5,261,200
     Johns Hopkins University Issue, Series A, 5.00%, 7/01/32 ...................................      29,000,000        29,616,250
     Loyola College, Series A, 5.00%, 10/01/40 ..................................................       8,525,000         8,595,757
     Maryland Institute College of Art, 5.00%, 6/01/35 ..........................................       2,000,000         2,006,840
     Maryland Institute College of Art, 5.00%, 6/01/36 ..........................................       5,000,000         4,866,700
     Maryland Institute College of Art, 5.00%, 6/01/40 ..........................................       6,000,000         5,999,940
     Maryland Institute College of Art, Pre-Refunded, 5.625%, 6/01/36 ...........................       3,600,000         3,872,448
     Mercy Medical Center, Refunding, 5.625%, 7/01/31 ...........................................       5,500,000         5,512,925
     Mercy Medical Center, Series A, 5.00%, 7/01/37 .............................................      10,000,000         9,110,600
     North Arundel Hospital, Pre-Refunded, 6.50%, 7/01/26 .......................................       1,000,000         1,089,530
     North Arundel Hospital, Pre-Refunded, 6.50%, 7/01/31 .......................................       1,320,000         1,438,180
     Parking, Johns Hopkins Medical Institutions, AMBAC Insured, 5.00%, 7/01/27 .................         655,000           671,323
     Parking, Johns Hopkins Medical Institutions, AMBAC Insured, 5.00%, 7/01/34 .................       5,000,000         5,163,700
     Parking, Johns Hopkins Medical Institutions, Refunding, Series B, AMBAC Insured, 5.00%,
       7/01/38 ..................................................................................       6,200,000         6,404,786
     Peninsula Regional Medical Center, 5.00%, 7/01/36 ..........................................       7,000,000         6,989,150
     Roland Park Place Project, Refunding, 5.625%, 7/01/18 ......................................       2,500,000         2,500,500
     Roland Park Place Project, Refunding, 5.625%, 7/01/24 ......................................       2,680,000         2,679,920
     Union Hospital Cecil County Issue, 5.00%, 7/01/35 ..........................................       3,015,000         2,979,302
     University of Maryland Medical System, Pre-Refunded, 6.75%, 7/01/30 ........................      11,000,000        12,052,150
     University of Maryland Medical System, Series A, 5.00%, 7/01/41 ............................       2,500,000         2,444,200
     Upper Chesapeake Hospitals, Series A, FSA Insured, 5.375%, 1/01/28 .........................       5,000,000         5,054,950
     Upper Chesapeake Hospitals, Series A, FSA Insured, 5.125%, 1/01/33 .........................       7,100,000         7,154,599
     Western Maryland Health, Refunding, Series A, MBIA Insured, 4.75%, 7/01/36 .................      31,680,000        31,833,965
  Maryland State Transportation Authority Lease Revenue, Metrorail Parking Project,
    AMBAC Insured, 5.00%, 7/01/28 ...............................................................       3,975,000         4,128,117
  Maryland State Transportation Authority Parking Revenue, AMBAC Insured, 5.00%, 3/01/27 ........       8,000,000         8,230,960


                                       Quarterly Statements of Investments | 105

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN MARYLAND TAX-FREE INCOME FUND                                                                AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MARYLAND (CONTINUED)
  Maryland State Transportation Authority Transportation Facility Projects Revenue, FSA Insured,
    5.00%,
     7/01/27 ....................................................................................   $   5,890,000   $     6,140,796
     7/01/31 ....................................................................................       7,455,000         7,733,519
     7/01/32 ....................................................................................       7,165,000         7,428,529
     7/01/34 ....................................................................................       7,500,000         7,767,150
  Montgomery County GO, 4.75%, 4/01/22 ..........................................................       3,000,000         3,124,440
  Morgan State University Maryland and Auxiliary Facilities Fees Revenue, Series A, FGIC Insured,
    5.00%, 7/01/32 ..............................................................................       6,450,000         6,639,178
  Prince George's County GO, Consolidated Public Improvement,
     4.40%, 9/15/22 .............................................................................      10,000,000        10,139,900
     MBIA Insured, Pre-Refunded, 5.00%, 4/15/18 .................................................       2,100,000         2,133,789
  Prince George's County IDA Lease Revenue, Upper Marlboro Justice, Series B, MBIA Insured,
    4.75%, 6/30/30 ..............................................................................       4,000,000         4,015,400
  St. Mary's College Revenue, Academic Fees and Auxiliary Fees Project, Series A,
    AMBAC Insured, Pre-Refunded, 5.55%, 9/01/30 .................................................       2,000,000         2,119,280
  Westminster Education Facilities Revenue, McDaniel College Inc., Pre-Refunded, 5.50%,
     4/01/27 ....................................................................................         425,000           464,958
     4/01/32 ....................................................................................       1,500,000         1,641,030
                                                                                                                    ----------------
                                                                                                                        428,677,760
                                                                                                                    ----------------

  U.S. TERRITORIES 14.2%
  PUERTO RICO 12.8%
  Puerto Rico Commonwealth GO, Public Improvement,
     FSA Insured, Pre-Refunded, 5.25%, 7/01/27 ..................................................       1,520,000         1,624,895
     FSA Insured, Pre-Refunded, 5.125%, 7/01/30 .................................................       4,360,000         4,642,615
     Refunding, FSA Insured, 5.25%, 7/01/27 .....................................................       1,015,000         1,050,657
     Refunding, FSA Insured, 5.125%, 7/01/30 ....................................................       2,870,000         2,948,495
     Series A, 5.00%, 7/01/27 ...................................................................       6,250,000         6,249,750
  Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
     Refunding, Series N, FGIC Insured, 5.25%, 7/01/39 ..........................................       5,000,000         5,432,550
     Series D, Pre-Refunded, 5.25%, 7/01/38 .....................................................       5,000,000         5,417,150
     Series G, 5.00%, 7/01/33 ...................................................................       2,170,000         2,175,143
     Series G, Pre-Refunded, 5.00%, 7/01/33 .....................................................       4,830,000         5,242,144
  Puerto Rico Convention Center District Authority Hotel Occupancy Tax Revenue, Series A,
    AMBAC Insured, 5.00%, 7/01/31 ...............................................................       5,000,000         5,118,850
  Puerto Rico Electric Power Authority Power Revenue,
     Refunding, Series SS, FSA Insured, 5.00%, 7/01/30 ..........................................       5,000,000         5,178,250
     Series HH, FSA Insured, Pre-Refunded, 5.25%, 7/01/29 .......................................      10,780,000        11,434,346
     Series II, Pre-Refunded, 5.25%, 7/01/31 ....................................................       3,000,000         3,276,150
  Puerto Rico PBA Guaranteed Revenue, Government Facilities,
     Refunding, Series D, 5.25%, 7/01/36 ........................................................         520,000           526,718
     Series D, Pre-Refunded, 5.25%, 7/01/36 .....................................................       1,480,000         1,600,206
  University of Puerto Rico Revenues, University System, Refunding, Series P, 5.00%,
    6/01/30 .....................................................................................       4,000,000         4,010,960
                                                                                                                    ----------------
                                                                                                                         65,928,879
                                                                                                                    ----------------


106 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN MARYLAND TAX-FREE INCOME FUND                                                                AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  U.S. TERRITORIES (CONTINUED)
  VIRGIN ISLANDS 1.4%
  Virgin Islands PFAR,
     Gross Receipts Taxes Loan Note, FSA Insured, 5.00%, 10/01/22 ...............................   $   2,000,000       $ 2,112,160
     senior lien, Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/18 .........................       1,700,000         1,729,019
     senior lien, Refunding, Series A, 5.50%, 10/01/14 ..........................................       3,300,000         3,364,647
                                                                                                                    ----------------
                                                                                                                          7,205,826
                                                                                                                    ----------------
  TOTAL U.S. TERRITORIES ........................................................................                        73,134,705
                                                                                                                    ----------------
  TOTAL LONG TERM INVESTMENTS (COST $492,698,873) ...............................................                       501,812,465
                                                                                                                    ----------------

  SHORT TERM INVESTMENTS 0.7%
  MUNICIPAL BONDS 0.7%
  MARYLAND 0.7%
a Maryland State EDC, EDR, Freedom of American Societies, Series A, Daily VRDN and Put,
    3.60%, 7/01/30 ..............................................................................       1,000,000         1,000,000
a Maryland State EDC Revenue,
     Multi-Modal, U.S. Pharmacopeial Project, AMBAC Insured, Daily VRDN and Put, 3.62%,
       7/01/36 ..................................................................................       1,850,000         1,850,000
     U.S. Pharmacopeial Project, Refunding, Series A, AMBAC Insured, Daily VRDN and Put, 3.62%,
       7/01/34 ..................................................................................         400,000           400,000
     U.S. Pharmacopeial Project, Refunding, Series B, AMBAC Insured, Daily VRDN and Put,
       3.67%, 7/01/34 ...........................................................................         300,000           300,000
                                                                                                                    ----------------
  TOTAL SHORT TERM INVESTMENTS (COST $3,550,000) ................................................                         3,550,000
                                                                                                                    ----------------
  TOTAL INVESTMENTS (COST $496,248,873) 98.1% ...................................................                       505,362,465
  OTHER ASSETS, LESS LIABILITIES 1.9% ...........................................................                         9,752,336
                                                                                                                    ----------------
  NET ASSETS 100.0% .............................................................................                   $   515,114,801
                                                                                                                    ================

See Selected Portfolio Abbreviations on page 176.

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                                       Quarterly Statements of Investments |
                                   See Notes to Statements of Investments. | 107

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN MASSACHUSETTS INSURED TAX-FREE INCOME FUND                                                   AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 98.4%
  MUNICIPAL BONDS 98.4%
  MASSACHUSETTS 98.4%
  Auburn GO, AMBAC Insured, 5.125%, 6/01/24 .....................................................   $   1,465,000   $     1,543,817
  Boston Convention Center Act of 1997 Revenue, Special Obligation, Series A, AMBAC Insured,
    5.00%, 5/01/27 ..............................................................................       3,970,000         4,094,777
  Boston GO, Series A, MBIA Insured, Pre-Refunded, 5.00%,
       2/01/21 ..................................................................................       3,000,000         3,196,410
       2/01/22 ..................................................................................       2,940,000         3,132,482
  Chelsea GO, State Qualified, Refunding, AMBAC Insured, 5.125%, 6/15/16 ........................       1,750,000         1,781,728
  Dudley-Charlton Regional School District GO, Series B, FGIC Insured, 5.25%, 5/01/19 ...........       3,140,000         3,514,853
  Foxborough Stadium Infrastructure Improvement Revenue, Pre-Refunded, 5.75%, 6/01/25 ...........       4,000,000         4,277,120
  Greater Lawrence Sanitary District GO, MBIA Insured, Pre-Refunded, 5.625%, 6/15/20 ............       1,000,000         1,067,650
  Holyoke Gas and Electric Department Revenue, Series A, MBIA Insured, 5.00%, 12/01/26 ..........       9,805,000        10,172,589
  Kingston GO, FGIC Insured, Pre-Refunded, 5.50%, 11/15/19 ......................................       2,055,000         2,163,093
  Lawrence GO, AMBAC Insured, Pre-Refunded, 5.00%, 2/01/21 ......................................       1,000,000         1,052,350
  Lowell GO,
       FGIC Insured, Pre-Refunded, 5.85%, 2/15/20 ...............................................       1,595,000         1,698,675
       State Qualified, AMBAC Insured, 5.00%, 2/01/21 ...........................................       1,330,000         1,390,076
       State Qualified, AMBAC Insured, 5.00%, 2/01/22 ...........................................       1,405,000         1,464,474
  Ludlow GO, School Project, Limited Tax, MBIA Insured,
       7.30%, 11/01/08 ..........................................................................         210,000           217,501
       7.40%, 11/01/09 ..........................................................................         210,000           226,008
  Martha's Vineyard Land Bank Revenue, AMBAC Insured,
       4.875%, 5/01/22 ..........................................................................       2,000,000         2,077,340
       5.00%, 5/01/32 ...........................................................................       2,000,000         2,057,100
       5.00%, 5/01/34 ...........................................................................       7,000,000         7,212,240
  Massachusetts Bay Transportation Authority Revenue, General Transportation System, Series C,
    FGIC Insured, 5.25%, 3/01/15 ................................................................       2,000,000         2,212,560
  Massachusetts Bay Transportation Authority Sales Tax Revenue, Refunding, Senior Series A,
    FGIC Insured, 5.00%, 7/01/27 ................................................................       5,000,000         5,353,500
  Massachusetts State College Building Authority Project Revenue,
       Capital Assurance, Refunding, Series A, XLCA Insured, 5.00%, 5/01/43 .....................       2,000,000         2,043,580
       Refunding, Series B, XLCA Insured, 5.50%, 5/01/39 ........................................       5,000,000         5,826,850
       Series 1, MBIA Insured, ETM, 5.375%, 5/01/23 .............................................       5,000,000         5,190,350
  Massachusetts State Development Finance Agency Revenue,
       Boston College, Series P, MBIA Insured, 5.00%, 7/01/38 ...................................       7,000,000         7,241,990
       Boston University, Series T-1, AMBAC Insured, 5.00%, 10/01/35 ............................       3,600,000         3,719,772
       Boston University, Series T-1, AMBAC Insured, 5.00%, 10/01/39 ............................      25,305,000        26,112,989
       Brandeis University, Series K, FGIC Insured, 4.75%, 10/01/28 .............................       2,000,000         2,015,040
       Massachusetts College of Pharmacy and Allied Health Sciences, Series E, Assured Guaranty,
         5.00%, 7/01/31 .........................................................................       5,000,000         5,200,450
       Massachusetts College of Pharmacy and Allied Health Sciences, Series E, Assured Guaranty,
         5.00%, 7/01/37 .........................................................................       5,060,000         5,238,922
       Massachusetts/Saltonstall Redevelopment Building Corp., Series A, MBIA Insured, 5.125%,
         2/01/34 ................................................................................      22,400,000        23,060,800
       MBIA Insured, 5.20%, 7/01/32 .............................................................       2,250,000         2,352,172
       Series A, AMBAC Insured, Pre-Refunded, 5.375%, 1/01/42 ...................................       4,000,000         4,348,760
       Series A, GNMA Secured, Pre-Refunded, 6.90%, 10/20/41 ....................................       2,090,000         2,458,613
       Series P, MBIA Insured, 4.75%, 7/01/42 ...................................................      11,000,000        10,999,670


108 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN MASSACHUSETTS INSURED TAX-FREE INCOME FUND                                                   AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MASSACHUSETTS (CONTINUED)
  Massachusetts State Development Finance Agency Revenue, (continued)
     Western New England College, AMBAC Insured, Pre-Refunded, 5.25%, 7/01/20 ...................   $   1,500,000   $     1,602,960
     Western New England College, Refunding, Series A, Assured Guaranty, 5.00%, 9/01/33 .........      10,000,000        10,329,600
     Worcester Polytechnic Institute, Refunding, MBIA Insured, 5.00%, 9/01/37 ...................      12,850,000        13,340,998
  Massachusetts State GO,
     Consolidated Loan, Series A, FSA Insured, Pre-Refunded, 5.00%, 3/01/24 .....................       5,000,000         5,472,350
     Consolidated Loan, Series C, AMBAC Insured, 5.00%, 8/01/37 .................................      10,000,000        10,491,400
     Consolidated Loan, Series C, FGIC Insured, Pre-Refunded, 5.25%, 11/01/30 ...................       9,645,000        10,481,029
     Consolidated Loan, Series D, MBIA Insured, ETM, 5.00%, 8/01/27 .............................       3,430,000         3,676,514
     Consolidated Loan, Series D, MBIA Insured, Pre-Refunded, 5.00%, 8/01/27 ....................         965,000         1,034,355
     MBIA Insured, Pre-Refunded, 5.00%, 8/01/22 .................................................       4,100,000         4,394,667
  Massachusetts State Health and Educational Facilities Authority Revenue,
     Boston College, Series N, MBIA Insured, 5.125%, 6/01/33 ....................................       5,000,000         5,184,900
     Brandeis University, Refunding, Series I, MBIA Insured, 4.75%, 10/01/20 ....................       3,000,000         3,045,930
     Cable Housing and Health Services, Series A, MBIA Insured, 5.25%, 7/01/23 ..................       1,000,000         1,000,670
     Catholic Health East, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 11/15/28 ...............       6,575,000         6,755,089
     Emmanuel College, MBIA Insured, 5.00%, 7/01/37 .............................................      10,000,000        10,306,600
     Harvard University, Series FF, 5.125%, 7/15/37 .............................................       3,000,000         3,117,660
     New England Medical Center Hospital, Series H, Refunded, FGIC Insured, 5.00%,
       5/15/22 ..................................................................................      10,000,000        10,321,000
     Northeastern University, Series I, MBIA Insured, 5.00%, 10/01/29 ...........................       1,250,000         1,278,663
     Partners Healthcare System, Series A, MBIA Insured, 5.375%, 7/01/24 ........................       4,885,000         4,940,347
     Springfield College, AMBAC Insured, 5.00%, 10/15/27 ........................................       2,500,000         2,527,775
     Tufts University, Series I, 5.25%, 2/15/30 .................................................       4,000,000         4,115,640
     University of Massachusetts, Series C, FGIC Insured, 5.125%, 10/01/34 ......................       3,000,000         3,103,920
     University of Massachusetts, Worcester Campus, Series B, FGIC Insured, Pre-Refunded,
       5.25%, 10/01/31 ..........................................................................       3,500,000         3,750,845
     University of Massachusetts Project, Series A, FGIC Insured, Pre-Refunded, 5.875%,
       10/01/29 .................................................................................       4,000,000         4,322,920
     University of Massachusetts Project, Series C, MBIA Insured, Pre-Refunded, 5.25%,
       10/01/31 .................................................................................       1,500,000         1,629,345
     Wellesley College, Series F, 5.125%, 7/01/39 ...............................................       7,500,000         7,659,525
     Wheelock College, Series B, MBIA Insured, Pre-Refunded, 5.625%, 10/01/30 ...................       1,770,000         1,920,521
     Worcester City Campus Corp., Series F, FGIC Insured, 4.75%, 10/01/36 .......................       3,030,000         3,060,270
  Massachusetts State HFA, MFHR, Section 8 Assisted, Series A, GNMA Secured, ETM, 7.00%,
    4/01/21 .....................................................................................         430,000           551,574
  Massachusetts State HFA Housing Revenue, Rental, Mortgage, Series A, AMBAC Insured,
    5.95%, 7/01/30 ..............................................................................       2,000,000         2,076,460
  Massachusetts State Industrial Finance Agency Revenue,
     St. Mark's School Issue, MBIA Insured, 5.375%, 1/01/21 .....................................       2,665,000         2,668,571
     Trustees Deerfield Academy, 5.25%, 10/01/27 ................................................       2,800,000         2,859,612
     Western New England College, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/28 ...................       4,000,000         4,118,040
     WGBH Educational Foundation, Refunding, AMBAC Insured, 5.00%, 3/01/28 ......................       2,500,000         2,542,150
  Massachusetts State Port Authority Revenue,
     Series A, AMBAC Insured, 5.00%, 7/01/35 ....................................................      14,915,000        15,398,246
     Series A, FSA Insured, 4.50%, 7/01/32 ......................................................       7,725,000         7,679,268
     Series A, FSA Insured, 4.50%, 7/01/37 ......................................................       7,935,000         7,819,784


                                       Quarterly Statements of Investments | 109

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN MASSACHUSETTS INSURED TAX-FREE INCOME FUND                                                   AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MASSACHUSETTS (CONTINUED)
  Massachusetts State Port Authority Revenue, (continued)
       Series A, FSA Insured, Pre-Refunded, 5.125%, 7/01/17 .....................................   $   2,000,000   $     2,077,860
       US Airways Project, MBIA Insured, 6.00%, 9/01/21 .........................................       4,700,000         4,878,177
       US Airways Project, Series A, MBIA Insured, 5.875%, 9/01/23 ..............................       4,500,000         4,548,960
  Massachusetts State School Building Authority Dedicated Sales Tax Revenue, Series A,
    AMBAC Insured, 4.50%, 8/15/35 ...............................................................      10,000,000         9,890,000
  Massachusetts State Special Obligation Dedicated Tax Revenue,
       FGIC Insured, Pre-Refunded, 5.25%, 1/01/29 ...............................................       5,000,000         5,486,250
       Refunding, FGIC Insured, 5.50%, 1/01/34 ..................................................       8,400,000         9,748,872
  Massachusetts State Turnpike Authority Metropolitan Highway System Revenue,
       Refunding, Series A, MBIA Insured, 5.00%, 1/01/37 ........................................       9,000,000         9,014,310
       sub. lien, Refunding, Series B, MBIA Insured, 5.25%, 1/01/29 .............................       4,600,000         4,689,148
       sub. lien, Refunding, Series B, MBIA Insured, 5.125%, 1/01/37 ............................      17,560,000        17,562,634
  Massachusetts State Water Pollution Abatement Trust Revenue,
       Pool Program Bonds, Series 6, 5.50%, 8/01/30 .............................................       2,620,000         2,781,733
       Pool Program Bonds, Series 6, Pre-Refunded, 5.50%, 8/01/30 ...............................       1,075,000         1,147,305
       Pool Program Bonds, Series 7, 5.125%, 2/01/31 ............................................       4,300,000         4,430,290
       Pool Program Bonds, Series 7, Pre-Refunded, 5.125%, 2/01/31 ..............................       1,700,000         1,808,358
       Water Revenue Authority Program, Refunding, Sub Series A, 5.75%, 8/01/29 .................       3,995,000         4,188,438
       Water Revenue Authority Program, Sub Series A, Pre-Refunded, 5.75%, 8/01/29                      1,005,000         1,055,662
  Massachusetts State Water Resources Authority Revenue,
       General, Refunding, Series A, MBIA Insured, 5.00%, 8/01/34 ...............................      10,700,000        11,131,638
       Refunding, Series J, FSA Insured, 5.00%, 8/01/32 .........................................       9,000,000         9,235,980
       Series A, FGIC Insured, Pre-Refunded, 5.75%, 8/01/39 .....................................       9,275,000         9,952,446
       Series A, FSA Insured, 4.50%, 8/01/46 ....................................................       1,000,000           974,900
  Milford GO, FSA Insured, 5.125%, 12/15/26 .....................................................       1,030,000         1,102,079
  Monson GO, AMBAC Insured, 5.25%, 11/01/23 .....................................................       1,675,000         1,797,359
  New Bedford GO, Municipal Purpose Loan, FGIC Insured, 5.00%, 5/01/21 ..........................       3,685,000         3,848,872
  Plymouth County COP, Correctional Facility Project, Refunding, AMBAC Insured, 5.125%,
    10/01/18 ....................................................................................       2,000,000         2,072,340
  Route 3 North Transportation Improvement Assn. Lease Revenue, MBIA Insured, Pre-Refunded,
    5.375%, 6/15/33 .............................................................................      15,475,000        16,285,890
  Salisbury GO, MBIA Insured, Pre-Refunded, 5.30%, 3/15/27 ......................................       2,795,000         3,040,457
  Shrewsbury GO, Municipal Purpose Loan, 5.00%, 8/15/20 .........................................       2,075,000         2,179,476
  Springfield GO,
       Municipal Purpose Loan, FGIC Insured, Pre-Refunded, 5.00%, 8/01/21 .......................       5,000,000         5,345,300
       Municipal Purpose Loan, FSA Insured, Pre-Refunded, 5.00%, 11/15/18 .......................       1,500,000         1,538,880
       State Qualified Municipal Purpose Loan, FSA Insured, 4.50%, 8/01/26 ......................       2,000,000         2,016,340
  Springfield Water and Sewer Commission Revenue, Series A, AMBAC Insured, Pre-Refunded,
    5.00%, 11/01/21 .............................................................................       2,775,000         2,977,214
  University Building Authority Project Revenue, Refunding, Senior Series 1, AMBAC Insured,
    5.25%,
       11/01/23 .................................................................................       2,155,000         2,371,448
       11/01/28 .................................................................................       5,035,000         5,540,715
  University of Massachusetts Building Authority Project Revenue, Senior Series 2004-1,
    AMBAC Insured, Pre-Refunded, 5.25%, 11/01/29 ................................................       3,000,000         3,331,140


110 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN MASSACHUSETTS INSURED TAX-FREE INCOME FUND                                                   AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MASSACHUSETTS (CONTINUED)
  Whitman Hanson Regional School District GO, Refunding, FGIC Insured, 5.00%, 6/15/21 ...........   $   1,960,000   $     2,052,120
  Winthrop GO, AMBAC Insured, 5.00%, 11/01/20 ...................................................       1,230,000         1,294,132
  Worcester GO, Refunding, Series E, MBIA Insured, 6.00%, 10/01/15 ..............................       1,335,000         1,346,040
                                                                                                                    ----------------
  TOTAL LONG TERM INVESTMENTS (COST $501,701,020) ...............................................                       523,038,262
                                                                                                                    ----------------

  SHORT TERM INVESTMENTS 0.5%
  MUNICIPAL BONDS 0.5%
  MASSACHUSETTS 0.5%
a Massachusetts State GO, Consolidated Loan,
     Series A, Daily VRDN and Put, 3.67%, 3/01/26 ...............................................         700,000           700,000
     Series B, Daily VRDN and Put, 3.67%, 3/01/26 ...............................................         200,000           200,000
a Massachusetts State Health and Educational Facilities Authority Revenue,
     Capital Asset Program, Refunding, Series C, MBIA Insured, Daily VRDN and Put, 3.58%,
       7/01/10 ..................................................................................         100,000           100,000
     Capital Asset Program, Series D, MBIA Insured, Daily VRDN and Put, 3.50%, 1/01/35 ..........         600,000           600,000
     Capital Asset Program, Series E, Daily VRDN and Put, 3.56%, 1/01/35 ........................       1,200,000         1,200,000
                                                                                                                    ----------------
  TOTAL SHORT TERM INVESTMENTS (COST $2,800,000) ................................................                         2,800,000
                                                                                                                    ----------------
  TOTAL INVESTMENTS (COST $504,501,020) 98.9% ...................................................                       525,838,262
  OTHER ASSETS, LESS LIABILITIES 1.1% ...........................................................                         5,606,000
                                                                                                                    ----------------
  NET ASSETS 100.0% .............................................................................                   $   531,444,262
                                                                                                                    ================

See Selected Portfolio Abbreviations on page 176.

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                                       Quarterly Statements of Investments |
                                   See Notes to Statements of Investments. | 111

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND                                                        AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 99.4%
  MUNICIPAL BONDS 99.4%
  MICHIGAN 92.6%
  Adrian City School District GO, FSA Insured, Pre-Refunded, 5.00%,
     5/01/26 ....................................................................................   $   1,960,000   $     2,134,381
     5/01/29 ....................................................................................       2,125,000         2,314,061
     5/01/34 ....................................................................................       6,690,000         7,285,209
  Allen Park Brownfield RDA, GO, Limited Redevelopment, Tax Increment, AMBAC Insured,
    5.00%, 5/01/32 ..............................................................................       7,300,000         7,543,163
  Allendale Public School District GO,
     2006, School Building and Site, FGIC Insured, Pre-Refunded, 5.125%, 5/01/27 ................       3,225,000         3,464,392
     School Building and Site, FGIC Insured, Pre-Refunded, 5.125%, 5/01/27 ......................       3,225,000         3,464,392
     School Building and Site, FGIC Insured, Pre-Refunded, 5.125%, 5/01/32 ......................       5,490,000         5,897,523
     School Building and Site, Series A, FSA Insured, 5.00%, 5/01/37 ............................      11,810,000        12,304,248
  Anchor Bay School District GO, School Building and Site,
     Series I, FGIC Insured, Pre-Refunded, 6.00%, 5/01/29 .......................................       2,000,000         2,076,580
     Series II, FGIC Insured, Pre-Refunded, 5.70%, 5/01/25 ......................................       5,000,000         5,287,050
     Series II, FGIC Insured, Pre-Refunded, 5.75%, 5/01/30 ......................................       3,750,000         3,969,600
  Avondale School District GO, School Building and Site, FSA Insured, Pre-Refunded, 5.00%,
    5/01/29 .....................................................................................       9,000,000         9,723,780
  Battle Creek School District GO, School Building and Site, FSA Insured, 5.00%,
     5/01/31 ....................................................................................       6,000,000         6,251,100
     5/01/34 ....................................................................................      10,165,000        10,574,548
  Battle Creek School District Paying Agent and Registrar, School Building and Site,
    FSA Insured, 5.00%, 5/01/37 .................................................................       8,760,000         9,099,362
  Bay City School District GO, School Building and Site, FSA Insured, 5.00%, 5/01/31 ............       6,000,000         6,250,440
  Birmingham City School District GO, School Building and Site, FSA Insured, 5.00%,
     11/01/27 ...................................................................................       5,000,000         5,231,350
     11/01/33 ...................................................................................       2,590,000         2,695,646
  Brown City Community School District GO, Building and Site, FGIC Insured,
     5.00%, 5/01/31 .............................................................................       3,200,000         3,404,960
     Pre-Refunded, 5.00%, 5/01/26 ...............................................................       4,445,000         4,729,702
  Caledonia Community Schools GO, MBIA Insured, 5.00%, 5/01/26 ..................................       3,665,000         3,832,747
  Carman-Ainsworth Community School District GO, FGIC Insured,
     5.00%, 5/01/27 .............................................................................       1,400,000         1,437,198
     Pre-Refunded, 5.00%, 5/01/27 ...............................................................       1,550,000         1,657,167
  Central Michigan University Revenue,
     FGIC Insured, 5.00%, 10/01/27 ..............................................................         500,000           503,775
     General, AMBAC Insured, 5.00%, 10/01/34 ....................................................       8,905,000         9,266,810
     Series A, AMBAC Insured, 5.05%, 10/01/32 ...................................................      10,000,000        10,345,600
  Central Montcalm Public School GO, MBIA Insured, Pre-Refunded, 6.00%, 5/01/29 .................       1,400,000         1,453,606
  Charles Stewart Mott Community College GO, FGIC Insured, Pre-Refunded, 5.50%,
    5/01/21 .....................................................................................       3,550,000         3,737,476
  Charlotte Public School District GO, FGIC Insured, Pre-Refunded, 5.375%, 5/01/29 ..............       5,000,000         5,148,850
  Chippewa Valley Schools GO, School Building and Site, FSA Insured, 5.00%, 5/01/34 .............       6,500,000         6,752,265
  Coopersville Area Public Schools, School Building and Site, FSA Insured, 5.00%,
    5/01/31 .....................................................................................       5,000,000         5,208,700


112 | Quarterly Statements of Investments

Franklin Tax-Free Trust

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                                                                                                      PRINCIPAL
  FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND                                                        AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MICHIGAN (CONTINUED)
  Detroit City School District GO,
     School Building and Site Improvements, Series A, FGIC Insured, Pre-Refunded, 5.00%,
       5/01/23 ..................................................................................   $   2,650,000   $     2,863,113
     School Building and Site Improvements, Series A, FSA Insured, Pre-Refunded, 5.125%,
       5/01/31 ..................................................................................      38,330,000        41,175,236
     School Building and Site Improvements, Series B, FGIC Insured, 5.00%, 5/01/25 ..............       2,000,000         2,068,760
     Series A, FSA Insured, 6.00%, 5/01/29 ......................................................      10,000,000        12,126,500
  Detroit Public Improvements GO, Series A-1, MBIA Insured, 5.00%, 4/01/20 ......................      10,610,000        10,940,289
  Detroit Sewage Disposal Revenue, senior lien,
     Refunding, Series A, FSA Insured, 5.00%, 7/01/32 ...........................................       5,960,000         6,117,046
     Series A, FSA Insured, Pre-Refunded, 5.00%, 7/01/32 ........................................       8,000,000         8,661,440
  Detroit Water Supply System Revenue,
     FGIC Insured, ETM, 6.25%, 7/01/12 ..........................................................       1,455,000         1,541,660
     second lien, Series B, FGIC Insured, 5.50%, 7/01/33 ........................................      20,000,000        21,691,000
     second lien, Series B, MBIA Insured, 5.00%, 7/01/34 ........................................       8,875,000         9,078,060
     senior lien, Series A, FGIC Insured, 5.00%, 7/01/30 ........................................      11,400,000        11,649,888
     senior lien, Series A, FGIC Insured, Pre-Refunded, 5.875%, 7/01/29 .........................       1,500,000         1,593,840
     senior lien, Series A, FGIC Insured, Pre-Refunded, 5.25%, 7/01/33 ..........................       4,745,000         5,064,149
     senior lien, Series A, FGIC Insured, Pre-Refunded, 5.25%, 7/01/33 ..........................       4,880,000         5,204,862
     senior lien, Series A, MBIA Insured, 5.00%, 7/01/27 ........................................       4,930,000         4,972,447
     Series B, MBIA Insured, Pre-Refunded, 5.00%, 7/01/34 .......................................       5,270,000         5,705,724
  Detroit/Wayne County Stadium Authority Revenue, FGIC Insured, 5.25%, 2/01/27 ..................       5,500,000         5,570,345
  East Grand Rapids Public School District GO, FSA Insured, Pre-Refunded, 6.00%,
    5/01/29 .....................................................................................       4,775,000         4,957,835
  Eastern Michigan University Revenues, Series A, FGIC Insured, Pre-Refunded, 5.00%,
     6/01/28 ....................................................................................       6,730,000         7,279,033
     6/01/33 ....................................................................................      14,700,000        15,899,226
  Eaton Rapids Public Schools GO, School Building and Site, FSA Insured,
     5.00%, 5/01/26 .............................................................................       2,700,000         2,817,018
     5.00%, 5/01/29 .............................................................................         820,000           850,881
     Pre-Refunded, 5.00%, 5/01/29 ...............................................................       1,930,000         2,101,712
  Ecorse Public School District GO, FGIC Insured, Pre-Refunded, 5.50%, 5/01/17 ..................       5,000,000         5,094,250
  Farmington Hills EDC Revenue, Botsford Continuing Care, Series A, MBIA Insured, 5.75%,
    2/15/25 .....................................................................................         100,000           100,104
  Fennville Public Schools GO, School Building and Site, FGIC Insured,
     5.00%, 5/01/30 .............................................................................       2,085,000         2,161,144
     Pre-Refunded, 5.00%, 5/01/30 ...............................................................       1,115,000         1,214,202
     Pre-Refunded, 5.00%, 5/01/34 ...............................................................       3,250,000         3,539,153
  Ferris State University Revenue, FGIC Insured, 5.25%,
     10/01/26 ...................................................................................       1,500,000         1,552,515
     10/01/31 ...................................................................................       3,255,000         3,351,608
  Fowlerville Community School District GO, FGIC Insured, 5.00%,
     5/01/30 ....................................................................................       1,990,000         2,061,560
     5/01/34 ....................................................................................       8,145,000         8,428,690


                                       Quarterly Statements of Investments | 113

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND                                                        AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MICHIGAN (CONTINUED)
  Genesee County GO, Water Supply System, AMBAC Insured, 5.00%, 11/01/30 ........................   $   4,000,000   $     4,158,320
  Grand Blanc Community Schools GO, School Building and Site, FSA Insured, 5.00%,
    5/01/28 .....................................................................................       4,250,000         4,426,928
  Grand Rapids Building Authority GO, AMBAC Insured, 5.50%, 8/01/20 .............................       2,000,000         2,104,140
  Grand Rapids Building Authority Revenue, AMBAC Insured, Series A,
     5.00%, 10/01/28 ............................................................................       3,590,000         3,684,022
     Pre-Refunded, 5.00%, 10/01/28 ..............................................................       2,410,000         2,591,160
  Grand Rapids Downtown Development Authority Tax Increment Revenue, MBIA Insured,
    6.875%, 6/01/24 .............................................................................       7,500,000         7,511,175
  Grand Rapids Sanitation Sewer System Revenue, MBIA Insured, 5.00%,
     1/01/30 ....................................................................................       7,500,000         7,816,350
     1/01/34 ....................................................................................       7,795,000         8,103,370
  Grand Rapids Water Supply Revenue, FGIC Insured, 5.00%, 1/01/35 ...............................       3,500,000         3,619,630
  Hamilton Community School District GO, FGIC Insured, 5.00%, 5/01/24 ...........................       2,000,000         2,007,660
  Hancock Hospital Finance Authority Revenue, Portage Health, MBIA Insured, Pre-Refunded,
    5.45%, 8/01/47 ..............................................................................       4,355,000         4,413,313
  Hartland Consolidated School District GO, FGIC Insured, Pre-Refunded, 6.00%, 5/01/29 ..........      30,000,000        31,929,000
  Hazel Park Building Authority Revenue, Ice Arena, AMBAC Insured, 4.70%, 4/01/24 ...............         700,000           700,966
  Hazel Park School District GO, FSA Insured, 5.00%,
     5/01/27 ....................................................................................       9,000,000         9,282,870
     5/01/32 ....................................................................................      12,475,000        12,841,765
  Healthsource Saginaw Inc. Saginaw County GO, MBIA Insured, 5.00%, 5/01/29 .....................       4,145,000         4,268,853
  Howell Public Schools GO, MBIA Insured, Pre-Refunded, 5.875%, 5/01/22 .........................       2,000,000         2,073,180
  Huron School District GO, FSA Insured, Pre-Refunded,
     5.25%, 5/01/21 .............................................................................       1,500,000         1,596,435
     5.375%, 5/01/26 ............................................................................       2,500,000         2,670,725
  Jackson Brownfield RDAR, FGIC Insured,
     5.125%, 6/01/22 ............................................................................       2,290,000         2,394,882
     5.125%, 6/01/24 ............................................................................       1,215,000         1,264,572
     Pre-Refunded, 5.25%, 6/01/26 ...............................................................       2,820,000         3,047,687
     Pre-Refunded, 5.375%, 6/01/30 ..............................................................       5,830,000         6,330,855
  Jackson Public Schools GO, School Building and Site, Refunding, FSA Insured, 5.00%,
    5/01/34 .....................................................................................       6,620,000         6,850,575
  Kalamazoo City School District GO, Building and Site, FSA Insured, 5.00%, 5/01/21 .............       4,000,000         4,225,160
  Kalamazoo Hospital Finance Authority Hospital Facility Revenue,
     Borgess Medical Center, Series A, AMBAC Insured, ETM, 5.625%, 6/01/14 ......................       3,805,000         4,050,232
     Bronson Methodist Hospital, MBIA Insured, Pre-Refunded, 5.25%, 5/15/18 .....................         115,000           117,141
     Bronson Methodist Hospital, MBIA Insured, Pre-Refunded, 5.50%, 5/15/28 .....................      10,000,000        10,197,200
     Bronson Methodist Hospital, Refunding, MBIA Insured, 5.25%, 5/15/18 ........................         135,000           137,237
  Kent County Building Authority GO, Pre-Refunded, 5.00%, 6/01/26 ...............................      21,885,000        22,070,147
  Lake St. Clair Shores Drain District GO, Series A, MBIA Insured, 5.125%, 10/01/29 .............       1,000,000         1,024,580
  Lake Superior State University Revenue, Refunding, AMBAC Insured, 5.25%, 11/15/31 .............       3,320,000         3,435,669
a Lapeer Community Schools GO, School Building and Site, FSA Insured, 5.00%,
     5/01/33 ....................................................................................       4,400,000         4,555,100
     5/01/37 ....................................................................................       4,325,000         4,466,601


114 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND                                                        AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MICHIGAN (CONTINUED)
  Lenawee County Hospital Finance Authority Hospital Revenue, Lenawee Health Alliance,
    Refunding, Series A, AMBAC Insured, 5.20%, 7/01/19 ..........................................   $   2,115,000   $     2,181,623
  Lincoln Consolidated School District GO, FSA Insured, Pre-Refunded, 5.00%, 5/01/28 ............       1,000,000         1,006,980
  Lincoln Park School District GO,
     FGIC Insured, Pre-Refunded, 5.00%, 5/01/26 .................................................         255,000           256,780
     Refunding, FGIC Insured, 5.00%, 5/01/26 ....................................................         645,000           647,419
  Livonia Municipal Building Authority GO, FGIC Insured, Pre-Refunded, 5.25%, 5/01/30 ...........       3,950,000         4,135,927
  Lowell Area Schools GO, FGIC Insured, Pre-Refunded, 5.625%,
     5/01/25 ....................................................................................       3,125,000         3,299,000
     5/01/30 ....................................................................................       3,250,000         3,430,960
  Marysville Public School District GO, School Building and Site, Refunding, FSA Insured,
    5.00%, 5/01/35 ..............................................................................      12,000,000        12,511,560
  Michigan Higher Education Student Loan Authority Revenue, Series XVII-E, AMBAC Insured,
     5.40%, 6/01/19 .............................................................................       5,000,000         5,124,500
     5.50%, 6/01/25 .............................................................................       5,000,000         5,129,900
  Michigan Municipal Bond Authority Revenue,
     Clean Water State Revolving Fund, 5.00%, 10/01/24 ..........................................      11,355,000        11,832,705
     Local Government Loan Program, Series C, MBIA Insured, 6.00%, 11/01/10 .....................       3,790,000         3,813,043
  Michigan State Building Authority Revenue,
     Facilities Program, Refunding, Series I, AMBAC Insured, 5.00%, 10/15/33 ....................       4,450,000         4,604,638
     Facilities Program, Refunding, Series I, FSA Insured, 4.75%, 10/15/18 ......................       3,000,000         3,047,370
     Facilities Program, Refunding, Series I, FSA Insured, 5.00%, 10/15/24 ......................       5,000,000         5,146,350
     Facilities Program, Series III, FSA Insured, Pre-Refunded, 5.00%, 10/15/26 .................      14,000,000        15,060,360
     Refunding, AMBAC Insured, 5.00%, 10/15/33 ..................................................      21,000,000        21,729,750
     Refunding, Series IA, FGIC Insured, 5.00%, 10/15/32 ........................................      17,160,000        17,831,299
     Refunding, Series IA, FGIC Insured, 5.00%, 10/15/36 ........................................       5,000,000         5,180,750
  Michigan State Comprehensive Transportation Revenue, Refunding, FSA Insured, 5.00%,
    5/15/31 .....................................................................................       8,000,000         8,358,240
  Michigan State COP, AMBAC Insured, Pre-Refunded, 5.50%, 6/01/27 ...............................      12,000,000        12,655,200
  Michigan State HDA Rental Housing Revenue, Refunding, Series A, AMBAC Insured, 6.00%,
    4/01/16 .....................................................................................         200,000           203,902
  Michigan State Hospital Finance Authority Revenue,
     Ascension Health Credit, Series A, MBIA Insured, Pre-Refunded, 6.125%, 11/15/23 ............      15,175,000        16,144,682
     Detroit Medical Center Obligation Group, Refunding, Series A, AMBAC Insured, 5.50%,
       8/15/24 ..................................................................................      15,000,000        15,319,200
     Detroit Medical Center Obligation Group, Refunding, Series A, AMBAC Insured, 5.25%,
       8/15/27 ..................................................................................      10,000,000        10,210,800
     Edward W. Sparrow Hospital, Refunding, MBIA Insured, 5.00%, 11/15/31 .......................       8,500,000         8,803,025
     Mercy Health Services, Series Q, AMBAC Insured, ETM, 5.375%, 8/15/26 .......................       6,000,000         6,034,860
     Mercy Health Services, Series R, AMBAC Insured, ETM, 5.375%, 8/15/26 .......................       1,750,000         1,760,168
     Mercy Health Services, Series U, ETM, 5.75%, 8/15/26 .......................................         300,000           303,825
     Mercy Health Services, Series W, FSA Insured, ETM, 5.25%, 8/15/27 ..........................       8,605,000         8,701,290
     Mercy Health Services, Series X, MBIA Insured, Pre-Refunded, 6.00%, 8/15/34 ................      11,000,000        11,605,770
     Mercy Mount Clemens Corp., Series A, MBIA Insured, Pre-Refunded, 5.75%, 5/15/29 ............       4,890,000         5,111,957
     Mid-Michigan Health, AMBAC Insured, 5.00%, 4/15/24 .........................................       7,065,000         7,267,907
     Mid-Michigan Health, AMBAC Insured, 5.00%, 4/15/32 .........................................       1,000,000         1,023,120
     Mid-Michigan Obligation Group, Refunding, Series A, FSA Insured, 5.375%, 6/01/27 ...........       7,500,000         7,660,725


                                       Quarterly Statements of Investments | 115

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND                                                        AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MICHIGAN (CONTINUED)
  Michigan State Hospital Finance Authority Revenue, (continued)
     Oakwood Obligation Group, Refunding, Series A, FSA Insured, 5.125%, 8/15/25 ................   $   7,500,000   $     7,623,000
     Refunding, MBIA Insured, 5.00%, 11/15/36 ...................................................      12,465,000        12,776,002
     Sparrow, Refunding, MBIA Insured, 5.00%, 11/15/36 ..........................................       6,165,000         6,359,876
     St. John's Health System, Series A, AMBAC Insured, ETM, 5.125%, 5/15/17 ....................      14,500,000        14,759,550
     St. John's Hospital, Series A, AMBAC Insured, ETM, 6.00%, 5/15/13 ..........................       3,445,000         3,588,691
     St. John's Hospital, Series A, AMBAC Insured, ETM, 6.25%, 5/15/14 ..........................       9,545,000        10,295,332
  Michigan State Revenue, Grant Antic Bonds, FSA Insured, 5.25%, 9/15/27 ........................      10,000,000        10,767,700
  Michigan State Strategic Fund Limited Obligation Revenue, The Detroit Edison Co. Pollution
    Control Bonds Project, Refunding,
     Collateralized Series AA, FGIC Insured, 6.95%, 5/01/11 .....................................       5,000,000         5,562,650
     Collateralized Series BB, AMBAC Insured, 7.00%, 5/01/21 ....................................       3,000,000         3,839,910
  Michigan State Strategic Fund Resources Recovery Limited Obligation Revenue, Detroit
    Education Exempt Facilities, Refunding, Series D, XLCA Insured, 5.25%, 12/15/32 .............      12,350,000        12,824,363
  Michigan State Trunk Line Revenue,
     Refunding, Series A, MBIA Insured, 4.75%, 11/01/20 .........................................       3,300,000         3,353,526
     Refunding, Series A, MBIA Insured, 5.00%, 11/01/26 .........................................       3,050,000         3,106,456
     Series A, FSA Insured, Pre-Refunded, 5.00%, 11/01/25 .......................................      16,265,000        17,294,412
     Series A, FSA Insured, Pre-Refunded, 5.25%, 11/01/30 .......................................      34,680,000        37,190,485
  Michigan Technological University Revenue, General, Series A, MBIA Insured, 5.00%,
    10/01/34 ....................................................................................       3,675,000         3,790,763
  Milan Area Schools GO, Series A, FGIC Insured, Pre-Refunded, 5.75%, 5/01/24 ...................       3,500,000         3,704,960
  North Kent Sewer Authority Revenue, Sanitary Sewer, MBIA Insured, 5.00%, 11/01/31 .............       5,960,000         6,198,638
  Northview Public Schools District GO,
     MBIA Insured, 5.80%, 5/01/21 ...............................................................         235,000           237,268
     Refunding, FGIC Insured, 5.00%, 5/01/21 ....................................................       3,450,000         3,467,526
  Oakland Schools Intermediate School District GO, School Building and Site, FSA Insured,
    5.00%, 5/01/36 ..............................................................................       3,000,000         3,125,550
  Oakridge Public Schools GO, FSA Insured, Pre-Refunded,
     5.00%, 5/01/23 .............................................................................         500,000           503,490
     5.125%, 5/01/28 ............................................................................         500,000           503,740
  Otsego Public Schools District GO, School Building and Site, FSA Insured, Pre-Refunded,
    5.00%, 5/01/34 ..............................................................................       9,835,000        10,710,020
  Ovid-Elsie Area Schools GO, School Building and Site, MBIA Insured, Pre-Refunded, 5.00%,
    5/01/32 .....................................................................................       7,775,000         8,368,854
  Oxford Area Community School District GO, FSA Insured, Pre-Refunded, 5.00%,
     5/01/26 ....................................................................................       5,425,000         5,772,471
     5/01/31 ....................................................................................       4,865,000         5,176,603
  Parchment School District GO, School Building and Site, FSA Insured, 4.75%, 5/01/36 ...........       3,175,000         3,210,909
  Pennfield School District GO, School Building and Site, FGIC Insured,
     5.00%, 5/01/29 .............................................................................         505,000           549,930
     Pre-Refunded, 5.00%, 5/01/29 ...............................................................         645,000           702,386
     Pre-Refunded, 5.00%, 5/01/34 ...............................................................       2,500,000         2,722,425
  Pinckney Community Schools GO, Refunding, FSA Insured, 5.00%, 5/01/26 .........................       2,955,000         3,083,070
  Pontiac General Building Authority GO, FGIC Insured, Pre-Refunded, 5.375%,
     6/01/23 ....................................................................................       1,620,000         1,759,174
     6/01/27 ....................................................................................       2,635,000         2,861,373


116 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND                                                        AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MICHIGAN (CONTINUED)
  Port Huron GO, Limited Tax, AMBAC Insured, 5.00%, 10/01/22 ....................................   $   1,600,000   $     1,650,368
  River Rouge School District GO, Refunding, FGIC Insured, 5.00%, 5/01/22 .......................       6,575,000         6,823,469
  Roseville School District GO, School Building and Site, Refunding, FSA Insured, 5.00%,
    5/01/31 .....................................................................................       5,000,000         5,219,400
  Royal Oak Hospital Finance Authority Revenue, William Beaumont Hospital, Series M,
    MBIA Insured, 5.25%,
     11/15/31 ...................................................................................      12,750,000        13,147,545
     11/15/35 ...................................................................................      17,600,000        18,059,008
  Saginaw City School District GO, School Building and Site, FSA Insured, 5.00%, 5/01/36 ........       6,950,000         7,215,351
  Saginaw Hospital Finance Authority Revenue, Covenant Medical Center, Refunding, Series E,
    MBIA Insured,
     5.375%, 7/01/19 ............................................................................       4,850,000         5,004,327
     5.50%, 7/01/24 .............................................................................       1,750,000         1,816,063
  Saginaw Valley State University Revenue,
     General, AMBAC Insured, Pre-Refunded, 5.25%, 7/01/19 .......................................       2,195,000         2,262,847
     General, FSA Insured, 5.00%, 7/01/37 .......................................................       5,000,000         5,192,550
     General, Refunding, AMBAC Insured, 5.25%, 7/01/19 ..........................................         345,000           354,926
     Series A, MBIA Insured, 5.125%, 7/01/30 ....................................................       4,315,000         4,408,031
  South Macomb Disposal Authority Revenue, AMBAC Insured, 5.25%, 9/01/20 ........................       2,000,000         2,075,700
  South Redford School District GO, School Building and Site, MBIA Insured, 5.00%,
    5/01/30 .....................................................................................       3,500,000         3,629,115
  Southfield Library Building Authority GO, Refunding, MBIA Insured, 5.00%, 5/01/30 .............       6,535,000         6,788,623
  Southfield Public Schools GO, Refunding, MBIA Insured, 4.75%, 5/01/29 .........................       9,040,000         9,162,944
  Sparta Area Schools GO, School Building and Site, FGIC Insured, Pre-Refunded, 5.00%,
    5/01/30 .....................................................................................       2,730,000         2,972,888
  St. Clair County EDC, PCR, The Detroit Edison Co., Refunding, Series AA, AMBAC Insured,
    6.40%, 8/01/24 ..............................................................................      10,000,000        10,389,900
  Sturgis Public School District GO, Refunding, FGIC Insured, 5.00%, 5/01/30 ....................       4,715,000         4,894,972
  Taylor Brownfield RDA, GO, Tax Increment, Series A, MBIA Insured, 5.00%,
     5/01/29 ....................................................................................       2,900,000         3,006,981
     5/01/34 ....................................................................................       3,945,000         4,075,422
  Taylor Tax Increment Finance Authority Revenue, FSA Insured, 5.00%, 5/01/21 ...................       2,595,000         2,675,938
  Tecumseh Public Schools GO, FGIC Insured, Pre-Refunded, 5.50%,
     5/01/25 ....................................................................................       5,925,000         6,237,899
     5/01/30 ....................................................................................       4,500,000         4,737,645
  Thornapple Kellogg School GO, School Building and Site,
     FSA Insured, Pre-Refunded, 5.00%, 5/01/23 ..................................................         965,000         1,038,707
     FSA Insured, Pre-Refunded, 5.00%, 5/01/28 ..................................................       6,250,000         6,727,375
     Refunding, FSA Insured, 5.00%, 5/01/23 .....................................................       3,035,000         3,148,327
  Troy City School District GO, School Building and Site, MBIA Insured, 5.00%, 5/01/26 ..........       7,100,000         7,431,925
  Warren Consolidated School District GO, FSA Insured,
     4.875%, 5/01/22 ............................................................................       8,910,000         9,140,323
     Pre-Refunded, 4.875%, 5/01/22 ..............................................................       2,940,000         3,114,930
     Pre-Refunded, 5.00%, 5/01/26 ...............................................................      14,450,000        15,375,522
  Warren Water and Sewer Revenue, FSA Insured, Pre-Refunded, 5.125%, 11/01/23 ...................       2,450,000         2,618,070
  Wayne Charter County Airport Hotel GO, Detroit Metropolitan Airport, Series A, MBIA Insured,
     5.25%, 12/01/25 ............................................................................      17,000,000        17,733,720
     5.00%, 12/01/30 ............................................................................      10,750,000        10,973,277


                                       Quarterly Statements of Investments | 117

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND                                                        AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MICHIGAN (CONTINUED)
  Wayne Charter County Airport Revenue, Detroit Metropolitan Wayne County, Series A,
    MBIA Insured, 5.25%, 12/01/18 ...............................................................   $   5,500,000   $     5,616,710
  Wayne County Airport Authority Revenue,
     Detroit Metropolitan Airport, Revenue, FGIC Insured, 5.00%, 12/01/28 .......................      10,170,000        10,501,033
     Refunding, Detroit Metropolitan Airport, FGIC Insured, 5.00%, 12/01/27 .....................       9,910,000        10,256,652
  Wayne State University Revenues,
     General, AMBAC Insured, 5.00%, 11/15/30 ....................................................       3,925,000         4,100,448
     General, AMBAC Insured, 5.00%, 11/15/36 ....................................................       6,000,000         6,241,140
     Refunding, FGIC Insured, 5.125%, 11/15/29 ..................................................      17,900,000        18,373,634
  West Bloomfield School District GO, FGIC Insured, Pre-Refunded, 6.00%,
     5/01/19 ....................................................................................       2,100,000         2,235,030
     5/01/20 ....................................................................................       2,000,000         2,128,600
  West Branch Rose City Area School District GO, FGIC Insured, 5.50%, 5/01/24 ...................       1,400,000         1,444,058
  West Ottawa Public School District GO,
     FGIC Insured, 5.60%, 5/01/21 ...............................................................         695,000           701,151
     FGIC Insured, 5.60%, 5/01/26 ...............................................................       3,575,000         3,606,496
     School Building Site, Refunding, MBIA Insured, 5.00%, 5/01/32 ..............................       6,025,000         6,206,834
  Western Townships Utilities Authority GO, Sewer Disposal System, FGIC Insured, 4.75%,
    1/01/23 .....................................................................................       8,500,000         8,687,935
  Whitmore Lake Public School District GO, FGIC Insured, 5.00%, 5/01/32 .........................       9,375,000         9,660,844
  Willow Run Community Schools GO, FSA Insured, 5.00%, 5/01/31 ..................................      12,550,000        12,821,080
  Wyoming Public Schools GO, FGIC Insured, Pre-Refunded, 5.125%, 5/01/23 ........................       5,750,000         5,793,010
  Wyoming Sewer Disposal System Revenue, Refunding, MBIA Insured, 5.00%, 6/01/27 ................       5,700,000         5,945,727
  Ypsilanti Community Utilities GO, Sanitation Sewer System No. 3, FGIC Insured, 5.00%,
    5/01/32 .....................................................................................       6,065,000         6,218,808
  Ypsilanti Water and Sewer Disposal System Revenue, Series C, AMBAC Insured,
    Pre-Refunded, 5.00%, 9/01/27 ................................................................       2,115,000         2,271,425
  Zeeland Public Schools GO, Refunding, FGIC Insured, 5.00%, 5/01/25 ............................       3,350,000         3,505,909
                                                                                                                    ----------------
                                                                                                                      1,368,793,771
                                                                                                                    ----------------
  U.S. TERRITORY 6.8%
  PUERTO RICO 6.8%
  Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
     Refunding, Series D, FSA Insured, 5.00%, 7/01/32 ...........................................      11,945,000        12,228,574
     Series B, MBIA Insured, Pre-Refunded, 5.875%, 7/01/35 ......................................      25,000,000        26,900,500
     Series D, FSA Insured, Pre-Refunded, 5.00%, 7/01/32 ........................................       8,055,000         8,649,218
  Puerto Rico Electric Power Authority Power Revenue,
     Refunding, Series UU, CIFG Insured, 5.00%, 7/01/26 .........................................       6,500,000         6,699,290
     Series NN, MBIA Insured, Pre-Refunded, 5.00%, 7/01/32 ......................................      20,800,000        22,574,864
     Series RR, FGIC Insured, Pre-Refunded, 5.00%, 7/01/35 ......................................      14,000,000        15,425,060
  Puerto Rico Port Authority Revenue, Series D, FGIC Insured, 7.00%, 7/01/14 ....................       7,210,000         7,220,094
                                                                                                                    ----------------
                                                                                                                         99,697,600
                                                                                                                    ----------------
  TOTAL LONG TERM INVESTMENTS (COST $1,404,578,131) .............................................                     1,468,491,371
                                                                                                                    ----------------


118 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND                                                        AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS 0.4%
  MUNICIPAL BONDS 0.4%
  MICHIGAN 0.2%
b Detroit Sewage Disposal Revenue, senior lien, Series B, FSA Insured, Daily VRDN and Put,
    3.65%, 7/01/33 ..............................................................................   $   2,850,000   $     2,850,000
b Michigan State University Revenues, Series A, Daily VRDN and Put, 3.65%, 8/15/32 ..............         495,000           495,000
                                                                                                                    ----------------
                                                                                                                          3,345,000
                                                                                                                    ----------------
  U.S. TERRITORY 0.2%
  PUERTO RICO 0.2%
b Puerto Rico Commonwealth GO, Public Improvement, Refunding,
     Series A-3, FSA Insured, Daily VRDN and Put, 3.47%, 7/01/29 ................................         300,000           300,000
     Series A-4, FSA Insured, Daily VRDN and Put, 3.47%, 7/01/31 ................................       2,100,000         2,100,000
                                                                                                                    ----------------
                                                                                                                          2,400,000
                                                                                                                    ----------------
  TOTAL SHORT TERM INVESTMENTS (COST $5,745,000) ................................................                         5,745,000
                                                                                                                    ----------------
  TOTAL INVESTMENTS (COST $1,410,323,131) 99.8% .................................................                     1,474,236,371
  OTHER ASSETS, LESS LIABILITIES 0.2% ...........................................................                         3,592,960
                                                                                                                    ----------------
  NET ASSETS 100.0% .............................................................................                   $ 1,477,829,331
                                                                                                                    ================

See Selected Portfolio Abbreviations on page 176.

a A portion or all of the security purchased on a when-issued or delayed delivery basis.

b Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                                       Quarterly Statements of Investments |
                                   See Notes to Statements of Investments. | 119

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN MINNESOTA INSURED TAX-FREE INCOME FUND                                                       AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 98.9%
  MUNICIPAL BONDS 98.9%
  MINNESOTA 96.1%
  Anoka County Housing and RDA, GO, Housing Development, Refunding, AMBAC Insured,
     4.875%, 2/01/24 ............................................................................   $   2,195,000   $     2,270,047
     5.00%, 2/01/34 .............................................................................       2,000,000         2,066,160
  Anoka-Hennepin ISD No. 11 GO, School District Credit Enhancement Program, Series A,
    FSA Insured, 5.00%, 2/01/20 .................................................................       6,130,000         6,342,834
  Bemidji Health Care Facilities First Mortgage Revenue, North Country Health Services,
    Radian Insured, 5.00%, 9/01/24 ..............................................................       2,000,000         2,005,700
  Bemidji Lease Revenue, Minnesota State Bureau of Criminal Apprehension, MBIA Insured,
    5.70%, 12/01/17 .............................................................................         120,000           122,850
  Bloomington Port Authority Lease Revenue, City Hall Lease Obligation, 5.00%, 2/01/18 ..........       1,045,000         1,082,223
  Blue Earth County EDA Public Project Lease Revenue, Series A, MBIA Insured, 4.50%,
    12/01/24 ....................................................................................       1,055,000         1,065,149
  Brooklyn Center ISD No. 286 GO, FGIC Insured, 5.00%, 2/01/22 ..................................       1,000,000         1,061,470
  Buffalo ISD No. 877 GO, Refunding, MBIA Insured, 5.00%, 2/01/22 ...............................       4,255,000         4,308,145
  Burnsville MFR, Coventry Court, Refunding, Series A, GNMA Secured,
     5.90%, 9/20/19 .............................................................................         400,000           415,392
     5.95%, 9/20/29 .............................................................................       1,275,000         1,321,550
     6.00%, 9/20/34 .............................................................................       1,000,000         1,036,160
  Byron ISD No. 531 GO, School Building, Series A, FGIC Insured, 5.00%, 2/01/24 .................       2,015,000         2,119,599
  Cambridge ISD No. 911 GO,
     Capital Appreciation, Series B, MBIA Insured, zero cpn., 2/01/30 ...........................       2,240,000           733,107
     Series A, MBIA Insured, 4.25%, 2/01/24 .....................................................       1,235,000         1,217,895
  Cass Lake ISD No. 115 GO, Refunding, FGIC Insured, 5.00%, 2/01/22 .............................       3,805,000         3,984,101
  Centennial ISD No. 012 GO, Series A, FSA Insured, 5.00%, 2/01/21 ..............................       1,000,000         1,061,470
  Chaska ISD No. 112 GO, School Building, Series A, MBIA Insured, 4.50%, 2/01/28 ................      10,000,000         9,894,900
  Chisago County GO, Capital Improvement, Series A, MBIA Insured, 4.75%, 2/01/26 ................       3,615,000         3,710,689
  Cohasset PCR, Collateral Allete Project, Refunding, Radian Insured, 4.95%, 7/01/22 ............       3,010,000         3,009,880
  Commissioner of Iron Range Resources and Rehabilitation Educational Facilities Revenue,
    XLCA Insured, 4.50%, 10/01/21 ...............................................................       1,290,000         1,313,452
  Dakota County CDA Governmental Housing Development GO, Senior Housing Facilities,
    Series A, 5.125%, 1/01/35 ...................................................................       2,625,000         2,749,294
  Dakota County Housing and RDA, SFMR, GNMA Secured,
     5.75%, 4/01/18 .............................................................................         120,000           121,402
     5.85%, 10/01/30 ............................................................................         215,000           217,434
  Dayton GO, Improvement, Series A, XLCA Insured, 4.375%, 2/01/34 ...............................       7,610,000         7,272,573
  Deer River ISD No. 317 GO, FSA Insured, 6.00%, 2/01/25 ........................................       1,325,000         1,399,624
  Eagan GO, Recreational Facilities, Series A, MBIA Insured, 5.00%, 2/01/21 .....................       3,075,000         3,199,845
  Eagan MFHR, Forest Ridge Apartments, Refunding, Series A, GNMA Secured,
     5.95%, 9/20/29 .............................................................................       1,700,000         1,759,228
     6.00%, 9/20/34 .............................................................................       1,480,000         1,533,310
  Eden Prairie MFHR, Olympic Ridge, Refunding, Series A, GNMA Secured, 6.25%, 1/20/31 ...........       2,000,000         2,003,000
  Elk River ISD Number 728 GO, School Building, Refunding, Series A, FSA Insured, 4.25%,
    2/01/24 .....................................................................................       6,265,000         6,178,230
  Farmington ISD No. 192 GO,
     MBIA Insured, 5.25%, 2/01/24 ...............................................................       5,915,000         6,246,772
     School Building, Series B, FSA Insured, 5.00%, 2/01/23 .....................................       3,000,000         3,167,730
     School Building, Series B, FSA Insured, 4.75%, 2/01/27 .....................................      17,075,000        17,421,281


120 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN MINNESOTA INSURED TAX-FREE INCOME FUND                                                       AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MINNESOTA (CONTINUED)
  Fergus Falls ISD No. 544 GO, School Building, Series A, FSA Insured, 5.00%, 1/01/25 ...........   $   1,655,000   $     1,754,399
  Fridley ISD No. 014 GO, Alternative Facilities, Series A, FSA Insured, 4.375%, 2/01/27 ........       2,040,000         1,994,569
  Ham Lake GO, Anoka County Housing, Senior Housing Project, Series B, MBIA Insured, 6.10%,
    1/01/26 .....................................................................................       2,180,000         2,179,891
  Hastings ISD No. 200 GO, Refunding, Series A, FSA Insured, 4.50%, 2/01/22 .....................       2,700,000         2,742,795
  Hennepin County Sales Tax Revenue, Hennepin County Sales Tax, 4.75%, 12/15/37 .................      15,000,000        15,118,950
  Hibbing Health Care Facilities Revenue, The Duluth Clinic Ltd., FSA Insured, Pre-Refunded,
    5.00%, 11/01/25 .............................................................................       8,000,000         8,697,280
  Hopkins Elderly Housing Revenue, St. Therese Project, Refunding, Series A, GNMA Secured,
     5.60%, 11/20/17 ............................................................................         750,000           764,858
     5.70%, 11/20/32 ............................................................................       3,000,000         3,069,270
  Hopkins ISD No. 270 GO, FGIC Insured, 5.125%, 2/01/22 .........................................       3,880,000         4,137,166
  Hubbard County Housing and RDA, GO, Heritage Center Project, MBIA Insured, 5.50%,
    8/01/27 .....................................................................................       1,085,000         1,146,010
  Lake Crystal Wellcome Memorial Area Schools ISD No. 2071 GO, School Building, Series B,
    MBIA Insured, 5.00%, 2/01/34 ................................................................       3,285,000         3,427,208
  Lake Superior ISD No. 381 GO, Series A, FSA Insured, 5.00%, 4/01/23 ...........................       4,195,000         4,497,963
  Lakeview ISD No. 2167 GO, MBIA Insured, 5.25%, 2/01/26 ........................................       3,705,000         3,912,813
  Lakeville ISD No. 194 GO, Series A, FGIC Insured, 5.00%, 2/01/23 ..............................      10,180,000        10,894,127
  Mahtomedi ISD No. 832 GO, FSA Insured, 5.00%, 2/01/18 .........................................       3,240,000         3,390,530
  Maple Grove HDA Municipal Facility Lease Revenue, AMBAC Insured, Pre-Refunded, 5.55%,
    2/01/17 .....................................................................................         280,000           280,974
  Medford ISD No. 763 GO, Series A, FSA Insured, 5.125%, 2/01/29 ................................       2,700,000         2,841,426
  Mendota Heights Housing Mortgage Revenue, MF, Series A, 3.53%, 11/01/31 .......................         500,000           500,000
  Metropolitan Council Minneapolis-St. Paul Metropolitan Area GO, Wastewater, Series B, 4.50%,
    12/01/26 ....................................................................................       5,000,000         5,016,650
  Minneapolis and St. Paul Metropolitan Airports Commission Airport Revenue,
     Series A, AMBAC Insured, Pre-Refunded, 5.20%, 1/01/24 ......................................       5,000,000         5,056,700
     Series A, FGIC Insured, Pre-Refunded, 5.125%, 1/01/31 ......................................       7,000,000         7,209,160
     Series A, FGIC Insured, Pre-Refunded, 5.25%, 1/01/32 .......................................       7,000,000         7,408,100
     Series C, FGIC Insured, Pre-Refunded, 5.25%, 1/01/26 .......................................       2,000,000         2,116,600
     Series C, FGIC Insured, Pre-Refunded, 5.25%, 1/01/32 .......................................       9,000,000         9,524,700
  Minneapolis CDA and St. Paul Housing and RDAR, Health Care Facilities, Carondelet, Series B,
    BIG Insured, Pre-Refunded, 8.875%, 11/01/15 .................................................         590,000           684,247
  Minneapolis GO,
     Sports Arena Project, Refunding, 5.125%, 10/01/20 ..........................................       8,340,000         8,378,864
     Sports Arena Project, Refunding, 5.20%, 10/01/24 ...........................................       3,750,000         3,766,425
     Various Purpose, 5.125%, 12/01/28 ..........................................................       3,000,000         3,114,330
  Minneapolis Health Care Revenue, Fairview Health Services, AMBAC Insured, 5.00%,
    11/15/34 ....................................................................................      12,645,000        13,037,501
  Minneapolis MFR, Riverside Plaza, Refunding, GNMA Secured, 5.20%, 12/20/30 ....................       5,000,000         5,012,400
  Minneapolis Revenue, University Gateway Project, Series A, Pre-Refunded, 5.25%,
    12/01/24 ....................................................................................       3,000,000         3,000,000
  Minneapolis Special School District No. 001 COP,
     Refunding, Series A, MBIA Insured, 4.50%, 2/01/21 ..........................................       2,715,000         2,767,508
     Series A, FSA Insured, 5.00%, 2/01/21 ......................................................       1,950,000         2,028,429


                                       Quarterly Statements of Investments | 121

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN MINNESOTA INSURED TAX-FREE INCOME FUND                                                       AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MINNESOTA (CONTINUED)
  Minnesota Agriculture and Economic Development Board Revenue,
     Benedictine Health, Refunding, Series A, MBIA Insured, 5.125%, 2/15/29 .....................   $  14,625,000   $    14,989,455
     Evangelical Lutheran Good Samaritan, Society Project, AMBAC Insured, 5.15%,
       12/01/22 .................................................................................       4,870,000         4,973,926
     Evangelical Lutheran Good Samaritan, Society Project, AMBAC Insured, Pre-Refunded,
       5.15%, 12/01/22 ..........................................................................         310,000           316,200
     Health Care System, Refunding, Series A, MBIA Insured, 5.75%, 11/15/26 .....................         365,000           372,935
  Minnesota State Colleges and University Revenue, Fund, Series A, MBIA Insured, 5.00%,
     10/01/22 ...................................................................................       1,745,000         1,862,334
     10/01/23 ...................................................................................       1,825,000         1,940,139
     10/01/24 ...................................................................................       1,900,000         2,012,024
     10/01/25 ...................................................................................       1,155,000         1,220,731
     10/01/26 ...................................................................................       1,715,000         1,806,735
     10/01/32 ...................................................................................       5,540,000         5,783,760
  Minnesota State GO, 5.00%, 6/01/26 ............................................................      14,585,000        15,432,243
  Minnesota State HFAR,
     Rental Housing, Refunding, Series D, MBIA Insured, 5.90%, 8/01/15 ..........................         730,000           730,905
     Rental Housing, Refunding, Series D, MBIA Insured, 5.95%, 2/01/18 ..........................         225,000           225,180
     Rental Housing, Refunding, Series D, MBIA Insured, 6.00%, 2/01/22 ..........................         230,000           230,216
     SFM, Series B, 5.00%, 7/01/13 ..............................................................          50,000            50,704
     SFM, Series D, 5.45%, 1/01/26 ..............................................................       1,975,000         1,989,181
     SFM, Series E, AMBAC Insured, 5.40%, 1/01/25 ...............................................       2,855,000         2,873,358
     SFM, Series G, AMBAC Insured, 6.25%, 7/01/26 ...............................................         250,000           250,185
  Minnesota State Higher Education Facilities Authority Revenue,
     Bethel, Mandatory Put 4/01/19, Pre-Refunded, 5.10%, 4/01/28 ................................       7,700,000         7,744,968
     St. John's University, Series 5-I, MBIA Insured, Pre-Refunded, 5.25%, 10/01/21 .............       1,750,000         1,875,423
     St. John's University, Series 5-I, MBIA Insured, Pre-Refunded, 5.25%, 10/01/26 .............       1,500,000         1,607,505
  Minnesota State Public Facilities Authority Clean Water Revenue, Series B, 4.75%, 3/01/27 .....       5,000,000         5,089,500
  Minnetonka MFHR, Cedar Hills Project, Refunding, Series A, GNMA Secured,
     5.90%, 10/20/19 ............................................................................       1,750,000         1,817,480
     5.95%, 10/20/29 ............................................................................       5,955,000         6,172,834
  Moorhead EDA, GO, Tax Increment, Series A, MBIA Insured, 5.25%, 2/01/28 .......................       1,890,000         1,951,916
  New Brighton GO, Tax Increment,
     Series A, MBIA Insured, 5.00%, 2/01/32 .....................................................       5,110,000         5,338,724
     Series B, MBIA Insured, 4.375%, 2/01/33 ....................................................       3,605,000         3,453,518
  New Hope MFR, North Ridge, Series A, GNMA Secured, Pre-Refunded,
     6.05%, 1/01/17 .............................................................................         370,000           370,725
     6.20%, 1/01/31 .............................................................................       5,470,000         5,481,323
  Nobles County Housing and RDA Public Project Revenue, Annual Appropriation Lease
    Obligation, AMBAC Insured, Pre-Refunded, 5.625%, 2/01/22 ....................................       1,230,000         1,291,598
  North Branch Water System Revenue, FSA Insured, 4.75%, 8/01/27 ................................       1,500,000         1,521,975
  Northern Municipal Power Agency Electric System Revenue,
   a Northern Municipal, AMBAC Insured, 5.00%, 1/01/26 ..........................................       2,000,000         2,093,420
     Refunding, FSA Insured, 5.00%, 1/01/12 .....................................................       1,030,000         1,051,764
  Osseo ISD No. 279 GO, Series A, FSA Insured, 5.00%, 2/01/20 ...................................       3,000,000         3,128,820
  Park Rapids ISD No. 309 GO, MBIA Insured,
     4.75%, 2/01/21 .............................................................................       2,500,000         2,542,375
     5.00%, 2/01/25 .............................................................................       3,000,000         3,059,280


122 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN MINNESOTA INSURED TAX-FREE INCOME FUND                                                       AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MINNESOTA (CONTINUED)
  Pine City Health Care and Housing Revenue, North Branch, Series A, GNMA Secured, 5.00%,
    10/20/38 ....................................................................................   $   4,280,000   $     4,295,964
  Pipestone-Jasper ISD No. 2689 GO, Refunding, Series 2004-A, FSA Insured, 5.00%,
    3/01/20 .....................................................................................       1,595,000         1,693,954
  Plymouth Health Facilities Revenue, Westhealth Project, Series A, FSA Insured,
     6.25%, 6/01/16 .............................................................................       1,600,000         1,621,760
     6.125%, 6/01/24 ............................................................................       1,815,000         1,838,504
  Prior Lake ISD No. 719 GO,
     FGIC Insured, 5.125%, 2/01/19 ..............................................................       1,140,000         1,197,057
     FSA Insured, 5.50%, 2/01/20 ................................................................       2,255,000         2,358,730
     FSA Insured, 5.50%, 2/01/21 ................................................................       2,590,000         2,709,140
     Series C, MBIA Insured, 5.00%, 2/01/21 .....................................................       2,000,000         2,090,140
     Series C, MBIA Insured, 5.00%, 2/01/23 .....................................................       6,025,000         6,267,928
  Robbinsdale GO, Housing Development, Senior Housing Project, Series B, FGIC Insured,
    Pre-Refunded, 5.875%, 1/01/31 ...............................................................       2,160,000         2,274,890
  Robbinsdale ISD No. 281 GO, Refunding, Series A, MBIA Insured, 4.50%, 2/01/22 .................       3,000,000         3,035,640
  Rochester Electric Utility Revenue, AMBAC Insured, 5.25%, 12/01/24 ............................       3,000,000         3,173,970
  Rochester Health Care Facilities Revenue, Mayo Foundation, Refunding, Series B, 5.50%,
    11/15/27 ....................................................................................       4,000,000         4,060,320
  Rochester ISD No. 535 GO, Series A, MBIA Insured, 5.00%,
     2/01/28 ....................................................................................       1,385,000         1,444,098
     2/01/29 ....................................................................................       1,455,000         1,515,266
  Rosemount ISD No. 196 GO, Series A, MBIA Insured, 4.70%, 2/01/25 ..............................       1,000,000         1,019,340
  Rush City ISD No. 139 GO, School Building, MBIA Insured,
     5.00%, 2/01/21 .............................................................................       1,680,000         1,794,761
     5.125%, 2/01/26 ............................................................................       4,245,000         4,557,644
  Sauk Rapids ISD No. 047 GO,
     School Building, Refunding, Series A, FSA Insured, 5.00%, 2/01/22 ..........................       2,200,000         2,345,398
     School Building, Refunding, Series A, FSA Insured, 4.50%, 2/01/25 ..........................       2,175,000         2,188,181
     Series A, MBIA Insured, 5.75%, 2/01/23 .....................................................       2,740,000         2,934,376
     Series A, MBIA Insured, 5.75%, 2/01/26 .....................................................       5,000,000         5,354,700
  Scott County GO,
     Capital Improvement, Series A, AMBAC Insured, 5.00%, 12/01/27 ..............................       5,590,000         5,904,996
     MBIA Insured, 5.00%, 2/01/33 ...............................................................       5,555,000         5,704,374
  Scott County Housing and Redevelopment Authority Facilities Lease Revenue, AMBAC Insured,
    5.70%, 2/01/29 ..............................................................................       1,380,000         1,414,914
  Scott County Housing and Redevelopment Authority GO,
     River City Centre Project, Series A, FSA Insured, Pre-Refunded, 5.375%, 2/01/27 ............       1,520,000         1,524,879
     Savage City, Hamilton Apartments Project, AMBAC Insured, Pre-Refunded, 5.70%,
       2/01/33 ..................................................................................       2,285,000         2,376,674
  Scott County Housing and Redevelopment Authority Special Benefits Tax Revenue Balloon,
    River City Centre Project, Series B, AMBAC Insured, Pre-Refunded, 5.50%, 2/01/27 ............         675,000           677,295
  Scott County Housing and Redevelopment Authority Tax Increment Development Revenue,
    River City Centre Project, Series E, FSA Insured, Pre-Refunded, 5.375%, 2/01/25 .............       1,170,000         1,173,756
  Shakopee Public Utilities Commission Public Utilities Revenue, MBIA Insured, Pre-Refunded,
    6.00%, 2/01/28 ..............................................................................       2,530,000         2,609,316
  South Washington County ISD No. 833 GO, Series B, FSA Insured, 5.00%, 2/01/23 .................       4,000,000         4,145,320


                                       Quarterly Statements of Investments | 123

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN MINNESOTA INSURED TAX-FREE INCOME FUND                                                       AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MINNESOTA (CONTINUED)
  Southeastern Multi-County Housing and RDAR, Housing Development, Goodhue County
    Apartments, Series B, MBIA Insured, Pre-Refunded, 5.75%, 1/01/31 ............................   $   2,415,000   $     2,537,465
  Southern Minnesota Municipal Power Agency Power Supply System Revenue,
     Capital Appreciation, Refunding, Series A, MBIA Insured, zero cpn., 1/01/19 ................       5,875,000         3,640,267
     Capital Appreciation, Refunding, Series A, MBIA Insured, zero cpn., 1/01/20 ................      14,035,000         8,269,703
     Capital Appreciation, Refunding, Series A, MBIA Insured, zero cpn., 1/01/23 ................       4,000,000         2,006,520
     Capital Appreciation, Refunding, Series A, MBIA Insured, zero cpn., 1/01/26 ................       5,000,000         2,132,950
     Capital Appreciation, Refunding, Series A, MBIA Insured, zero cpn., 1/01/27 ................       6,600,000         2,665,938
     Capital Appreciation, Refunding, Series C, AMBAC Insured, zero cpn., 1/01/18 ...............      15,935,000        10,412,088
     Series A, MBIA Insured, ETM, 5.75%, 1/01/18 ................................................       1,000,000         1,100,540
  St. Clair ISD No. 75 GO, MBIA Insured, 5.70%, 4/01/22 .........................................       2,250,000         2,320,965
  St. Cloud Health Care Revenue, St. Cloud Hospital Obligation, Group A, FSA Insured, 5.875%,
    5/01/30 .....................................................................................      17,785,000        18,922,884
  St. Cloud Hospital Facilities Revenue, St. Cloud Hospital, Refunding, Series A, AMBAC Insured,
    5.00%, 7/01/15 ..............................................................................       1,165,000         1,171,839
  St. Cloud Housing and RDA Sales Tax Revenue, Paramount Theater Project, Refunding, Series A,
     FGIC Insured, 5.00%, 3/01/22 ...............................................................       1,000,000         1,002,480
  St. Michael ISD No. 885 GO,
     FSA Insured, 5.00%, 2/01/23 ................................................................       3,300,000         3,502,851
     School Building, Refunding, FSA Insured, 5.00%, 2/01/24 ....................................       2,735,000         2,885,999
     School Building, Series A, FSA Insured, 4.75%, 2/01/29 .....................................       5,000,000         5,084,250
  St. Paul Housing and RDA Health Care Revenue, Allina Health System, Series A,
  MBIA Insured,
    5.00%, 11/15/22 .............................................................................       5,000,000         5,343,300
  St. Paul ISD No. 625 GO, Series C, FSA Insured, 6.00%, 2/01/20 ................................       1,600,000         1,649,616
  St. Paul Sales Tax Revenue, Sub Series A, XLCA Insured, 5.00%, 11/01/30 .......................       7,360,000         7,711,219
  St. Peter GO, Hospital, Series A, MBIA Insured, 5.00%, 9/01/32 ................................       6,805,000         6,931,709
  Upsala ISD No. 487 GO, School Building, FGIC Insured, 5.00%, 2/01/22 ..........................       1,140,000         1,219,971
  Walker-Hakensack-Akeley ISD No. 113 GO, Series A, FSA Insured, 6.00%,
     2/01/23 ....................................................................................       1,160,000         1,225,331
     2/01/25 ....................................................................................       1,300,000         1,373,216
  Washington County Housing and RDAR, Government Housing, Landfall Terrace Project,
    Refunding,
     5.35%, 2/01/22 .............................................................................       1,000,000         1,002,900
     5.40%, 8/01/27 .............................................................................       2,015,000         2,021,065
  Watertown ISD No. 111 GO, Series A, FSA Insured, 5.00%, 2/01/24                                       2,725,000         2,875,447
  Western Minnesota Municipal Power Agency Revenue,
     MBIA Insured, 5.00%, 1/01/26 ...............................................................       8,565,000         8,866,916
     Refunding, Series A, AMBAC Insured, 5.50%, 1/01/12 .........................................       2,745,000         2,749,090
     Refunding, Series A, AMBAC Insured, 5.50%, 1/01/13 .........................................       4,500,000         4,506,705
     Series A, FSA Insured, 5.00%, 1/01/36 ......................................................       5,000,000         5,203,250
     Series A, MBIA Insured, 5.00%, 1/01/30 .....................................................       5,200,000         5,356,988
  Willmar GO, Rice Memorial Hospital Project, FSA Insured, 5.00%,
     2/01/19 ....................................................................................       2,000,000         2,105,560
     2/01/22 ....................................................................................       2,550,000         2,668,804
     2/01/25 ....................................................................................       3,000,000         3,118,500
     2/01/32 ....................................................................................       5,415,000         5,573,172
  Worthington ISD No. 518 GO, Series A, FSA Insured, 5.00%, 2/01/24 .............................       5,000,000         5,098,800
                                                                                                                    ----------------
                                                                                                                        595,099,281
                                                                                                                    ----------------


124 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN MINNESOTA INSURED TAX-FREE INCOME FUND                                                       AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  U.S. TERRITORIES 2.8%
  PUERTO RICO 2.4%
  Puerto Rico Commonwealth GO, Public Improvement,
     FSA Insured, Pre-Refunded, 5.00%, 7/01/23 ..................................................   $   1,545,000   $     1,638,673
     FSA Insured, Pre-Refunded, 5.125%, 7/01/30 .................................................         580,000           617,596
     Refunding, FSA Insured, 5.00%, 7/01/23 .....................................................         955,000           986,143
     Refunding, FSA Insured, 5.125%, 7/01/30 ....................................................         420,000           431,487
  Puerto Rico Electric Power Authority Power Revenue, Refunding, Series SS, MBIA Insured,
    5.00%, 7/01/25 ..............................................................................       5,000,000         5,188,000
  Puerto Rico Municipal Finance Agency Revenue, Series A, FSA Insured, 5.00%, 8/01/30 ...........       1,000,000         1,035,950
  Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding, Series F,
    XLCA Insured, 5.25%, 7/01/25 ................................................................       2,500,000         2,722,775
  Puerto Rico Port Authority Revenue, Series D, FGIC Insured, 7.00%, 7/01/14 ....................       1,060,000         1,061,484
  Puerto Rico Public Finance Corp. Commonwealth Revenue, Series E, AMBAC Insured, ETM,
    5.50%,
     8/01/27 ....................................................................................         375,000           435,371
     8/01/27 ....................................................................................         625,000           732,031
                                                                                                                    ----------------
                                                                                                                         14,849,510
                                                                                                                    ----------------
  VIRGIN ISLANDS 0.4%
  Virgin Islands PFAR, Gross Receipts Taxes Loan Note, FSA Insured, 5.25%,
     10/01/20 ...................................................................................       1,160,000         1,251,501
     10/01/21 ...................................................................................       1,000,000         1,075,170
                                                                                                                    ----------------
                                                                                                                          2,326,671
                                                                                                                    ----------------
  TOTAL U.S. TERRITORIES ........................................................................                        17,176,181
                                                                                                                    ----------------
  TOTAL LONG TERM INVESTMENTS (COST $593,503,398) ...............................................                       612,275,462
                                                                                                                    ----------------
  SHORT TERM INVESTMENTS 0.3%
  MUNICIPAL BONDS 0.3%
  MINNESOTA 0.3%
b Minneapolis and St. Paul Minnesota Housing and RDA Health Care System Revenue,
    Allina Health System, Series B-1, MBIA Insured, Daily VRDN and Put, 3.65%, 11/15/34 .........       1,900,000         1,900,000
b Minneapolis State Revenue, Refunding, Weekly VRDN and Put, 3.43%, 12/01/18 ....................         100,000           100,000
                                                                                                                    ----------------
  TOTAL SHORT TERM INVESTMENTS (COST $2,000,000) ................................................                         2,000,000
                                                                                                                    ----------------
  TOTAL INVESTMENTS (COST $595,503,398) 99.2% ...................................................                       614,275,462
  OTHER ASSETS, LESS LIABILITIES 0.8% ...........................................................                         4,889,974
                                                                                                                    ----------------
  NET ASSETS 100.0% .............................................................................                   $   619,165,436
                                                                                                                    ================

See Selected Portfolio Abbreviations on page 176.

a A portion or all of the security purchased on a when-issued or delayed delivery basis.

b Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                                       Quarterly Statements of Investments |
                                   See Notes to Statements of Investments. | 125

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN MISSOURI TAX-FREE INCOME FUND                                                                AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 98.6%
  MUNICIPAL BONDS 98.6%
  MISSOURI 85.6%
  Bi-State Development Agency Missouri Illinois Metropolitan District Revenue, Metrolink Cross
    County Project, Series B, FSA Insured, 5.00%, 10/01/32 ......................................   $   4,500,000   $     4,634,730
  Boone County IDA Health Care Revenue, Retirement Center Project, GNMA Secured, 5.70%,
    10/20/22 ....................................................................................       1,515,000         1,604,521
  Cape Girardeau County IDA Health Care Facilities Revenue,
     Southeast Missouri Hospital Assn., 5.00%, 6/01/36 ..........................................       7,500,000         6,973,650
     St. Francis Medical Center, Series A, 5.50%, 6/01/27 .......................................       6,350,000         6,593,205
     St. Francis Medical Center, Series A, 5.50%, 6/01/32 .......................................       5,000,000         5,147,650
  Cape Girardeau County IDA Solid Waste Disposal Revenue, Procter and Gamble Paper Products,
    5.30%, 5/15/28 ..............................................................................       6,875,000         6,969,600
  Curators of the University of Missouri System Facilities Revenue,
     Series A, 5.00%, 11/01/35 ..................................................................      22,395,000        23,299,310
     Series A, Pre-Refunded, 5.00%, 11/01/31 ....................................................      17,845,000        19,380,384
     System Facilities, Refunding, Series A, 5.00%, 11/01/25 ....................................      15,970,000        16,711,966
     System Facilities, Series A, 5.00%, 11/01/26 ...............................................       4,500,000         4,696,785
  Dunklin County COP, FGIC Insured, 5.00%, 12/01/24 .............................................       1,000,000         1,040,640
  Florissant COP, FGIC Insured, 5.00%, 8/01/22 ..................................................       1,285,000         1,339,021
  Grandview COP, FGIC Insured, 5.00%, 1/01/23 ...................................................       2,410,000         2,505,002
  Gravois Bluffs Transportation Development District Transportation Sales Tax Revenue, Refunding,
    4.75%, 5/01/32 ..............................................................................       5,000,000         4,921,650
  Hannibal IDA Health Facilities Revenue, Refunding, 5.00%, 3/01/22 .............................       1,000,000           964,380
  Hickory County School District R-1 Skyline GO, Direct Deposit Program,
     6.05%, 3/01/20 .............................................................................         800,000           844,400
     Refunding, 6.05%, 3/01/20 ..................................................................         300,000           316,716
  Howard Bend Levee District Special Tax, Pre-Refunded,
     5.65%, 3/01/13 .............................................................................       1,000,000         1,038,340
     5.85%, 3/01/19 .............................................................................       4,000,000         4,163,000
  Jackson County Consolidated School District No. 2 GO, Direct Deposit Program, 5.20%,
    3/01/20 .....................................................................................       2,000,000         2,101,260
  Jackson County Reorganized School District No. 7 Lee's Summit GO, Direct Deposit, Refunding
    and Improvement, FSA Insured, 5.00%, 3/01/21 ................................................       5,700,000         6,080,133
  Jackson County Special Obligation Revenue,
     Harry S. Truman Sports Complex, AMBAC Insured, 5.00%, 12/01/28 .............................       7,000,000         7,303,730
     MBIA Insured, 5.00%, 12/01/27 ..............................................................       3,105,000         3,203,056
  Jasper County Reorganized School District No. R-7 GO, Direct Deposit Program, 6.00%,
    3/01/20 .....................................................................................       1,025,000         1,080,791
  Jefferson County Conservation Public Water Supply District No. C-1 Waterworks Revenue,
    AMBAC Insured, 5.00%, 12/01/26 ..............................................................       4,500,000         4,596,300
  Jefferson County Consolidated School District No. 006 Lease Participation COP, FSA Insured,
    5.00%, 3/01/25 ..............................................................................       1,050,000         1,106,595
  Joplin IDA Health Facilities Revenue, Freeman Health Systems Project,
     5.50%, 2/15/29 .............................................................................       2,000,000         2,011,300
     5.75%, 2/15/35 .............................................................................       2,500,000         2,544,400
  Kansas City IDAR, Kansas City Missouri IDA, AMBAC Insured,
     4.50%, 12/01/32 ............................................................................      10,000,000         9,911,000
     5.00%, 12/01/32 ............................................................................      15,000,000        15,585,750


126 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN MISSOURI TAX-FREE INCOME FUND                                                                AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MISSOURI (CONTINUED)
  Kansas City Tax Increment Financing Commerce Tax Increment Revenue, Blue Parkway Town
    Center Project, MBIA Insured, 5.00%, 7/01/27 ................................................   $   1,730,000   $     1,802,660
  Lake of the Ozarks Community Board Corp. Bridge System Revenue, Refunding, 5.25%,
     12/01/14 ...................................................................................         750,000           762,420
     12/01/26 ...................................................................................         800,000           802,184
  Lee's Summit IDAR, John Knox Village Project, Pre-Refunded, 5.70%, 8/15/22 ....................       1,500,000         1,659,870
  Lee's Summit Water and Sewer Revenue, Series A, AMBAC Insured, 5.00%, 7/01/22 .................       1,995,000         2,077,553
  Lincoln University Auxiliary System Revenue, Assured Guaranty, 5.125%, 6/01/37 ................       1,500,000         1,571,745
  Metropolitan St. Louis Sewer District Wastewater Systems Revenue, Series A, MBIA Insured,
    5.00%, 5/01/34 ..............................................................................      24,730,000        25,661,332
  Missouri Development Finance Board Cultural Facilities Revenue,
     Nelson Gallery Foundation, Series A, MBIA Insured, 5.00%, 12/01/30 .........................       9,500,000         9,758,875
     Series B, 5.00%, 6/01/37 ...................................................................      12,435,000        12,969,456
  Missouri Joint Municipal Electric Utility Commission Power Project Revenue,
     Plum Point Project, MBIA Insured, 5.00%, 1/01/28 ...........................................       5,235,000         5,446,285
     Plum Point Project, MBIA Insured, 5.00%, 1/01/34 ...........................................      34,945,000        36,163,532
     Series A, AMBAC Insured, 5.00%, 1/01/32 ....................................................      10,000,000        10,399,000
  Missouri School Board Assn. Lease COP, Republic R-3 School District Project, Refunding,
    FSA Insured, 6.00%, 3/01/16 .................................................................       2,220,000         2,222,375
  Missouri Southern State College Revenue, Auxiliary Enterprise System, MBIA Insured, 5.50%,
    4/01/23 .....................................................................................       1,200,000         1,278,468
  Missouri State Board of Public Buildings State Office Building, Special Obligation, Series A,
    5.125%, 5/01/26 .............................................................................       3,960,000         4,114,440
  Missouri State Development Finance Board Infrastructure Facilities Revenue, Midtown
    Redevelopment Project, Series A, MBIA Insured, Pre-Refunded, 5.75%, 4/01/22 .................      10,000,000        10,565,800
  Missouri State Development Finance Board Recreation Facilities Revenue, YMCA Greater
    St. Louis Project, Series A, 5.40%, 9/01/18 .................................................       7,420,000         7,531,894
  Missouri State Development Finance Board Solid Waste Disposal Revenue, Procter and Gamble
    Paper Product, 5.20%, 3/15/29 ...............................................................       3,000,000         3,208,560
  Missouri State Environmental Improvement and Energy Resources Authority PCR, National
    Rural Assn., Electric Project, Series G-6, AMBAC Insured, 5.85%, 2/01/13 ....................       2,100,000         2,102,289
  Missouri State Environmental Improvement and Energy Resources Authority Water PCR, State
    Revolving Fund,
     Series A, 7.00%, 10/01/10 ..................................................................         375,000           375,683
     Series A, 6.55%, 7/01/14 ...................................................................         890,000           891,139
     Series A, 5.75%, 1/01/16 ...................................................................         150,000           150,251
     Series B, 7.125%, 12/01/10 .................................................................         195,000           195,312
     Series B, 5.80%, 1/01/15 ...................................................................         125,000           125,164
     Series B, 6.05%, 7/01/16 ...................................................................         485,000           485,563
     Series B, 7.20%, 7/01/16 ...................................................................         825,000           826,196
     Series B, 5.50%, 7/01/21 ...................................................................         710,000           750,158
     Series B, Pre-Refunded, 5.50%, 7/01/21 .....................................................         730,000           774,932
  Missouri State GO,
     State Water Pollution Control, Series A, 5.00%, 6/01/26 ....................................       3,785,000         3,889,731
     Stormwater Control, Series A, 5.00%, 6/01/26 ...............................................       1,895,000         1,947,435


                                       Quarterly Statements of Investments | 127

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN MISSOURI TAX-FREE INCOME FUND                                                                AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MISSOURI (CONTINUED)
  Missouri State HDC,
     MFHR, FHA Insured, 8.50%, 12/01/29 .........................................................   $      65,000   $        66,436
     SFMR, Homeowner Loan, Series D, GNMA Secured, 6.125%, 3/01/28 ..............................          85,000            85,643
     SFMR, Series B, GNMA Secured, 6.45%, 9/01/27 ...............................................         205,000           207,181
  Missouri State Health and Educational Facilities Authority Educational Facilities Revenue,
     Maryville University of St. Louis Project, Pre-Refunded, 6.50%, 6/15/22 ....................       1,750,000         1,886,045
     Maryville University of St. Louis Project, Pre-Refunded, 6.75%, 6/15/30 ....................       4,500,000         4,876,920
     Washington University, Refunding, Series B, 5.00%, 3/01/30 .................................      14,000,000        14,335,020
     Washington University, Series A, 5.00%, 11/15/37 ...........................................       9,150,000         9,298,047
     Washington University, Series B, Pre-Refunded, 6.00%, 3/01/30 ..............................      13,550,000        14,482,782
     Webster University, MBIA Insured, 5.30%, 4/01/27 ...........................................       8,000,000         8,322,560
  Missouri State Health and Educational Facilities Authority Health Facilities Revenue,
     Children's Mercy Hospital, Pre-Refunded, 5.30%, 5/15/28 ....................................      12,420,000        12,652,875
     Freeman Health Systems Project, 5.25%, 2/15/28 .............................................       2,750,000         2,692,800
     Improvement, Jefferson Memorial Hospital, Refunding, Radian Insured, 5.00%, 8/15/21 ........       4,585,000         4,607,971
     Improvement, Jefferson Memorial Hospital, Refunding, Radian Insured, 5.25%, 8/15/28 ........       4,900,000         4,907,840
     Lake of the Ozarks General Hospital, 6.25%, 2/15/11 ........................................         335,000           336,069
     Lake of the Ozarks General Hospital, Refunding, 6.50%, 2/15/21 .............................         330,000           330,716
     Lake Regional Health Systems Project, 5.60%, 2/15/25 .......................................       1,250,000         1,259,638
     Lake Regional Health Systems Project, 5.70%, 2/15/34 .......................................       2,750,000         2,755,417
     St. Luke's Episcopal, 5.00%, 12/01/34 ......................................................       7,500,000         7,455,975
     St. Luke's Episcopal, Presbyterian Hospital, FSA Insured, 5.25%, 12/01/26 ..................       8,500,000         8,885,645
  Missouri State Health and Educational Facilities Authority Revenue,
     Educational Facilities, Washington University, Series A, 5.00%, 2/15/33 ....................      15,125,000        15,619,285
     Senior Living Facilities, Lutheran Senior Services, Refunding, Series B, 5.125%,
        2/01/22 .................................................................................       2,900,000         2,918,038
     Senior Living Facilities, Lutheran Senior Services, Refunding, Series B, 5.125%,
        2/01/27 .................................................................................       2,700,000         2,672,217
     Senior Living Facilities, Lutheran Senior Services, Series A, 5.00%, 2/01/25 ...............       1,500,000         1,474,470
     Senior Living Facilities, Lutheran Senior Services, Series A, 5.375%, 2/01/35 ..............       4,655,000         4,651,323
     SSM Healthcare System, Series A, AMBAC Insured, Pre-Refunded, 5.25%, 6/01/28 ...............      16,385,000        17,609,615
  Missouri State Highways and Transportation Commission State Road Revenue, Series A,
    Pre-Refunded, 5.00%,
     2/01/21 ....................................................................................       5,000,000         5,327,350
     2/01/22 ....................................................................................       1,500,000         1,598,205
  Missouri State Housing Development Commission Revenue, SF, Homeowner Loan, Series C-1,
    GNMA Secured,
     5.90%, 9/01/25 .............................................................................       1,065,000         1,084,330
     5.95%, 3/01/28 .............................................................................         760,000           773,201
  Missouri State Housing Development Commission SFMR, Homeownership Loan Program,
    Series A-1, GNMA Secured, 4.75%, 9/01/32 ....................................................       2,500,000         2,363,825
  Monarch-Chesterfield Levee District Revenue, MBIA Insured, 5.75%, 3/01/19 .....................       1,920,000         2,032,896
  North Kansas City Hospital Revenue, North Kansas City Hospital, Series A, FSA Insured,
     5.00%, 11/15/20 ............................................................................       1,000,000         1,050,800
     5.00%, 11/15/21 ............................................................................       1,000,000         1,049,720
     5.00%, 11/15/22 ............................................................................       1,000,000         1,044,350
     5.00%, 11/15/28 ............................................................................       1,965,000         2,031,220
     5.125%, 11/15/33 ...........................................................................       2,755,000         2,877,460


128 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN MISSOURI TAX-FREE INCOME FUND                                                                AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MISSOURI (CONTINUED)
  Pulaski County IDA, MFHR, St. Robert Project, Series A, GNMA Secured, 6.00%, 8/20/39 ..........   $   1,600,000   $     1,645,888
  Riverside IDA, IDR, Riverside Horizons Project, Series A, ACA Insured, 5.00%,
     5/01/20 ....................................................................................       1,500,000         1,497,180
     5/01/27 ....................................................................................       2,000,000         1,890,820
  Riverside-Quindaro Bend Levee District Levee District Improvement Revenue, L-385 Project,
    Refunding, Radian Insured, 5.00%, 3/01/27 ...................................................       5,000,000         4,878,900
  Springfield Missouri IDAR, Bethesda Living Centers, Refunding, Series A,
     5.625%, 8/15/18 ............................................................................       3,000,000         2,944,260
     5.70%, 8/15/28 .............................................................................       5,250,000         4,899,457
  Springfield Public Building Corp. Leasehold Revenue,
     Capital Improvement Program, AMBAC Insured, 5.00%, 3/01/24 .................................       2,600,000         2,717,312
     Springfield Branson Airport, Series A, AMBAC Insured, 5.00%, 7/01/36 .......................       5,000,000         5,101,100
     Springfield Recreational, Series B, AMBAC Insured, Pre-Refunded, 6.125%, 6/01/21 ...........       3,230,000         3,435,945
     Springfield Recreational, Series B, AMBAC Insured, Pre-Refunded, 6.15%, 6/01/25 ............       3,645,000         3,879,592
  Springfield Public Utility Revenue, FGIC Insured, 4.75%, 8/01/34 ..............................       5,000,000         5,059,900
  Springfield School District No. R-12 GO, Missouri Direct Deposit Program, 5.85%, 3/01/20 ......       1,500,000         1,576,830
  St. Charles County Public Water Supply District No. 2, COP, Missouri Project, Series A,
    MBIA Insured, 5.25%, 12/01/28 ...............................................................       1,000,000         1,039,680
  St. Joseph IDA Special Obligation Revenue, Sewer System Improvements Project, 5.00%,
    4/01/27 .....................................................................................       1,330,000         1,358,741
  St. Louis Airport Revenue,
     Airport Development Program, Series A, MBIA Insured, Pre-Refunded, 5.00%, 7/01/26 ..........       5,000,000         5,291,000
     Airport Development Program, Series A, MBIA Insured, Pre-Refunded, 5.25%, 7/01/31 ..........      18,835,000        20,088,846
     Lambert, Refunding, Series B, FSA Insured, 5.00%, 7/01/25 ..................................       9,420,000         9,469,455
  St. Louis County IDA, MFHR,
     Lucas Hunt Village Project, GNMA Secured, 5.20%, 9/20/31 ...................................       1,095,000         1,105,457
     South Summit Apartments, Refunding, Series A, GNMA Secured, 6.10%, 4/20/32 .................       1,250,000         1,270,462
  St. Louis County IDA Health Facilities Revenue, Mary Queen Healthcare, GNMA Secured,
    5.375%, 9/20/31 .............................................................................       3,310,000         3,421,646
  St. Louis County IDAR, Bethesda Living Centers, Series B, 5.85%, 8/15/28 ......................       1,500,000         1,425,705
  St. Louis Municipal Finance Corp. Leasehold Revenue,
     Carnahan Courthouse, Series A, FGIC Insured, Pre-Refunded, 5.125%, 2/15/27 .................       4,750,000         5,086,727
     City Justice Center, Series A, AMBAC Insured, 6.00%, 2/15/20 ...............................       1,000,000         1,068,150
  St. Louis Municipal Finance Corp. Recreation Sales Tax Leasehold Revenue, AMBAC Insured,
    5.00%,
     2/15/32 ....................................................................................       8,075,000         8,338,891
     2/15/37 ....................................................................................       7,800,000         8,031,270
  Taney County IDA Hospital Revenue, The Skaggs Community Hospital Assn., Refunding,
     5.30%, 5/15/18 .............................................................................       3,000,000         3,016,950
     5.40%, 5/15/28 .............................................................................       1,500,000         1,487,115
  Taney County Reorganized School District GO, No. R-V Hollister, FSA Insured, Pre-Refunded,
    5.00%, 3/01/20 ..............................................................................       1,300,000         1,401,569
  University of Missouri Revenues, System Facilities, Refunding, Series B, 5.00%, 11/01/27 ......       7,865,000         8,112,040


                                       Quarterly Statements of Investments | 129

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN MISSOURI TAX-FREE INCOME FUND                                                                AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MISSOURI (CONTINUED)
  West Plains IDA Hospital Revenue, Ozarks Medical Center, Refunding,
     5.50%, 11/15/12 ............................................................................   $   1,000,000   $     1,002,790
     5.60%, 11/15/17 ............................................................................       1,700,000         1,703,961
     5.65%, 11/15/22 ............................................................................       1,500,000         1,450,035
                                                                                                                    ----------------
                                                                                                                        609,501,126
                                                                                                                    ----------------
  U.S. TERRITORIES 13.0%
  PUERTO RICO 12.3%
  Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Pre-Refunded, 6.00%,
    7/01/26 .....................................................................................       2,785,000         2,974,575
  Puerto Rico Commonwealth GO, Public Improvement, Series A,
     5.375%, 7/01/28 ............................................................................       1,975,000         2,013,750
     5.125%, 7/01/31 ............................................................................       5,000,000         5,039,500
     Pre-Refunded, 5.375%, 7/01/28 ..............................................................       1,025,000         1,099,302
  Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y,
    Pre-Refunded, 5.50%, 7/01/36 ................................................................      11,750,000        13,430,367
  Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
     Refunding, Series M, 5.00%, 7/01/37 ........................................................       7,700,000         7,594,356
     Series D, Pre-Refunded, 5.375%, 7/01/36 ....................................................       2,500,000         2,721,750
     Series G, 5.00%, 7/01/42 ...................................................................         920,000           913,965
     Series G, Pre-Refunded, 5.00%, 7/01/42 .....................................................       1,580,000         1,714,821
  Puerto Rico Electric Power Authority Power Revenue,
     Series II, Pre-Refunded, 5.25%, 7/01/31 ....................................................      10,000,000        10,920,500
     Series NN, Pre-Refunded, 5.125%, 7/01/29 ...................................................       3,250,000         3,544,385
  Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
    Financing Authority Industrial Revenue, Guaynabo Municipal Government, 5.625%,
      7/01/22 ...................................................................................       2,500,000         2,513,075
  Puerto Rico PBA Guaranteed Revenue, Government Facilities,
     Refunding, Series D, 5.375%, 7/01/33 .......................................................       2,150,000         2,191,302
     Series D, Pre-Refunded, 5.375%, 7/01/33 ....................................................       5,885,000         6,393,935
     Series I, 5.375%, 7/01/34 ..................................................................      10,000,000        10,201,900
     Series I, 5.00%, 7/01/36 ...................................................................      14,450,000        14,384,108
                                                                                                                    ----------------
                                                                                                                         87,651,591
                                                                                                                    ----------------
  VIRGIN ISLANDS 0.7%
  Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A,
     5.40%, 10/01/12 ............................................................................       2,500,000         2,554,950
     5.50%, 10/01/22 ............................................................................       2,500,000         2,537,400
                                                                                                                    ----------------
                                                                                                                          5,092,350
                                                                                                                    ----------------
  TOTAL U.S. TERRITORIES ........................................................................                        92,743,941
                                                                                                                    ----------------
  TOTAL INVESTMENTS (COST $679,403,710) 98.6% ...................................................                       702,245,067
  OTHER ASSETS, LESS LIABILITIES 1.4% ...........................................................                        10,240,596
                                                                                                                    ----------------
  NET ASSETS 100.0% .............................................................................                   $   712,485,663
                                                                                                                    ================

See Selected Portfolio Abbreviations on page 176.


130 | See Notes to Statements of Investments.
    | Quarterly Statements of Investments

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN NEW JERSEY TAX-FREE INCOME FUND                                                              AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 96.9%
  MUNICIPAL BONDS 96.9%
  DELAWARE 1.1%
  Delaware River and Bay Authority Revenue,
    MBIA Insured, 5.00%, 1/01/27 ................................................................   $  10,000,000   $    10,292,700
    Series A, AMBAC Insured, Pre-Refunded, 5.75%, 1/01/29 .......................................       4,000,000         4,240,280
                                                                                                                    ----------------
                                                                                                                         14,532,980
                                                                                                                    ----------------
  NEW JERSEY 69.3%
  Atlantic County Improvement Authority Luxury Tax Revenue, Convention Center Project,
   MBIA Insured, ETM, 7.40%, 7/01/16 ............................................................       9,500,000        11,375,870
  Bergen County Improvement Authority School District Revenue GO, Wyckoff Township Board
   of Education Project, 5.00%, 4/01/32 .........................................................       3,400,000         3,537,122
  Bergen County Utilities Authority Water PCR, System, AMBAC Insured, 5.00%, 12/15/31 ...........       3,000,000         3,126,780
  Berhards Township School District GO, MBIA Insured, 5.00%, 7/15/30 ............................      10,038,000        10,476,259
  Berkeley Township Board of Education GO, FSA Insured, 4.75%, 8/01/22 ..........................       1,975,000         2,020,761
  Branchburg Township Board of Education GO, FGIC Insured, Pre-Refunded, 5.00%,
    7/15/27 .....................................................................................       1,300,000         1,377,337
    7/15/28 .....................................................................................       1,365,000         1,446,204
    7/15/29 .....................................................................................       1,440,000         1,525,666
  Camden County Improvement Authority Health System Revenue, Catholic Health East,
   Series B, AMBAC Insured, Pre-Refunded, 5.00%, 11/15/28 .......................................      11,600,000        11,917,724
  Cape May County IPCR Financing Authority Revenue, Atlantic City Electric Co., Refunding,
   Series A, MBIA Insured, 6.80%, 3/01/21 .......................................................       5,400,000         6,845,904
  Carteret Board of Education COP, MBIA Insured, Pre-Refunded, 5.75%, 1/15/30 ...................       1,155,000         1,215,707
  East Orange GO, Water Utility, AMBAC Insured, Pre-Refunded, 5.70%,
    6/15/23 .....................................................................................       1,200,000         1,227,108
    6/15/24 .....................................................................................       1,385,000         1,416,287
    6/15/25 .....................................................................................       1,465,000         1,498,094
  Egg Harbor Township School District GO,
    FGIC Insured, Pre-Refunded, 5.125%, 7/15/24 .................................................       4,870,000         5,223,659
    MBIA Insured, Pre-Refunded, 5.00%, 4/01/29 ..................................................       3,195,000         3,499,899
    MBIA Insured, Pre-Refunded, 5.00%, 4/01/30 ..................................................       3,027,000         3,315,867
  Freehold Township Board of Education GO, MBIA Insured, Pre-Refunded, 5.00%,
   2/15/30 ......................................................................................       1,500,000         1,579,440
  Gloucester County Improvement Authority Solid Waste Resource Recovery Revenue,
   Waste Management Inc. Project, Mandatory Put 12/01/09, Refunding,
    Series A, 6.85%, 12/01/29 ...................................................................       1,375,000         1,440,615
    Series B, 7.00%, 12/01/29 ...................................................................       1,250,000         1,313,188
  Hammonton School District GO, FGIC Insured, Pre-Refunded, 5.00%,
    8/01/26 .....................................................................................       1,155,000         1,234,764
    8/01/27 .....................................................................................       1,215,000         1,298,908
  Higher Education Student Assistance Authority Student Loan Revenue, Series A,
   MBIA Insured, 6.15%, 6/01/19 .................................................................       1,150,000         1,173,069
  Hoboken GO, Parking Utility, Series A, FGIC Insured, 5.00%, 1/01/23 ...........................       4,315,000         4,499,121
  Hoboken Parking Authority Parking Revenue, AMBAC Insured, Pre-Refunded, 5.30%,
   5/01/27 ......................................................................................       3,600,000         3,901,716
  Hudson County Improvement Authority Lease Revenue, County Secured, County Services
   Building Project, FSA Insured, 5.00%, 4/01/32 ................................................       3,895,000         4,087,101


                                       Quarterly Statements of Investments | 131

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN NEW JERSEY TAX-FREE INCOME FUND                                                              AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW JERSEY (CONTINUED)
  Hudson County Improvement Authority Solid Waste Systems Revenue, Koppers Site Project,
    Series A, 6.125%, 1/01/29 ...................................................................   $   6,510,000   $     6,475,367
  Jackson Township School District GO, FGIC Insured, Pre-Refunded, 5.00%, 4/15/25 ...............       3,000,000         3,205,470
  Jersey City GO, Series A, FSA Insured, Pre-Refunded, 5.625%, 3/01/20 ..........................       1,000,000         1,061,250
  Lafayette Yard Community Development Corp. Revenue, Hotel/Conference Center Project,
   Trenton Guaranteed, MBIA Insured, Pre-Refunded,
    6.00%, 4/01/29 ..............................................................................       1,750,000         1,874,985
    5.80%, 4/01/35 ..............................................................................       2,520,000         2,688,790
  Middlesex County COP, MBIA Insured,
    5.00%, 8/01/31 ..............................................................................       3,250,000         3,313,895
    zero cpn., 6/15/24 ..........................................................................       1,000,000           470,820
  Middlesex County Improvement Authority Revenue, Administration Building Residential
   Project, FNMA Insured,
    5.25%, 7/01/21 ..............................................................................         750,000           785,475
    5.35%, 7/01/34 ..............................................................................       1,575,000         1,630,219
  Monroe Township Municipal Utilities Authority Middlesex County Revenue, FGIC Insured,
   Pre-Refunded, 5.00%, 2/01/26 .................................................................       1,000,000         1,052,350
  Morristown Parking Authority Parking Revenue, MBIA Insured, 5.00%,
    8/01/30 .....................................................................................       1,815,000         1,901,267
    8/01/33 .....................................................................................       2,630,000         2,750,796
  Mount Olive Township Board of Education GO, MBIA Insured, Pre-Refunded, 5.00%,
   7/15/29 ......................................................................................       7,875,000         8,595,641
  New Jersey EDA Heating and Cooling Revenue, Trigen-Trenton Project, Refunding, Series B,
   6.20%, 12/01/07 ..............................................................................         445,000           445,000
  New Jersey EDA Lease Revenue, International Center for Public Health Project, University of
   Medicine and Dentistry, AMBAC Insured, 6.00%, 6/01/32 ........................................       5,000,000         5,288,100
  New Jersey EDA Revenue,
    Cigarette Tax, 5.50%, 6/15/24 ...............................................................       5,000,000         4,957,100
    Hillcrest Health Services System Project, Refunding, AMBAC Insured, 5.375%,
     1/01/16 ....................................................................................       2,500,000         2,553,000
    Jewish Community Housing Corp. Metropolitan Project, 5.90%, 12/01/31 ........................       5,110,000         5,313,174
    Motor Vehicle Surcharge Revenue, Series A, MBIA Insured, 5.00%, 7/01/27 .....................       5,000,000         5,218,750
    Motor Vehicle Surcharge Revenue, Series A, MBIA Insured, 5.00%, 7/01/29 .....................      12,500,000        13,010,500
    Motor Vehicle Surcharge Revenue, Series A, MBIA Insured, 5.00%, 7/01/34 .....................      10,000,000        10,350,400
    Municipal Rehabilitation, Series A, AMBAC Insured, 5.00%, 4/01/28 ...........................      21,740,000        22,341,328
    School Facilities Construction, Refunding, Series K, FGIC Insured, 5.25%, 12/15/21 ..........      10,000,000        11,093,200
    School Facilities Construction, Series A, AMBAC Insured, Pre-Refunded, 5.00%,
     6/15/21 ....................................................................................      14,000,000        14,815,080
    School Facilities Construction, Series C, MBIA Insured, 4.75%, 6/15/25 ......................      16,500,000        16,666,980
    School Facilities Construction, Series L, FSA Insured, 5.00%, 3/01/30 .......................      10,500,000        10,906,035
    School Facilities Construction, Series O, 5.125%, 3/01/28 ...................................       5,000,000         5,260,300
    School Facilities Construction, Series P, 5.00%, 9/01/30 ....................................       5,250,000         5,443,882
    School Facilities Construction, Series P, MBIA Insured, 5.00%, 9/01/30 ......................       5,480,000         5,696,953
    Series U, AMBAC Insured, 5.00%, 9/01/37 .....................................................       5,000,000         5,215,100
    Series U, FSA Insured, 5.00%, 9/01/32 .......................................................       2,000,000         2,097,320


132 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN NEW JERSEY TAX-FREE INCOME FUND                                                              AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW JERSEY (CONTINUED)
  New Jersey EDA Revenue, (continued)
    Transportation Project Sub Lease, Series A, FSA Insured, Pre-Refunded, 5.25%,
      5/01/17 ...................................................................................   $   5,000,000   $     5,140,300
    Transportation Project Sub Lease, Series A, FSA Insured, Pre-Refunded, 5.00%,
      5/01/18 ...................................................................................       2,000,000         2,049,320
  New Jersey EDA State Lease Revenue, Liberty State Park Lease Rental, Refunding,
   AMBAC Insured, 5.75%, 3/15/20 ................................................................       4,605,000         4,634,794
  New Jersey EDA Water Facilities Revenue, Hackensack Water Co. Project, Refunding,
   Series A, MBIA Insured, 5.80%, 3/01/24 .......................................................      1,000,0000         1,031,240
  New Jersey Health Care Facilities Financing Authority Revenue,
    Atlantic City Medical Center, Pre-Refunded, 5.75%, 7/01/25 ..................................       2,170,000         2,391,926
    Atlantic City Medical Center, Refunding, 5.75%, 7/01/25 .....................................       2,830,000         2,973,424
    Atlanticare Regional Medical Center, 5.00%, 7/01/25 .........................................       4,605,000         4,724,638
    Atlanticare Regional Medical Center, Refunding, 5.00%, 7/01/37 ..............................      19,490,000        19,562,893
    Burdette Tomlin Memorial Hospital, 5.50%, 7/01/29 ...........................................       5,725,000         5,820,665
    Cathedral Health Services, Refunding, MBIA Insured, 5.25%, 8/01/21 ..........................       5,000,000         5,110,500
    Englewood Hospital, MBIA Insured, 5.00%, 8/01/31 ............................................       9,275,000         9,482,945
    Franciscan St. Mary's Hospital, ETM, 5.875%, 7/01/12 ........................................       2,430,000         2,553,007
    Hackensack University Medical Center, 6.00%, 1/01/34 ........................................      10,000,000        10,350,300
    Holy Name Hospital, 5.00%, 7/01/36 ..........................................................       5,000,000         4,535,100
    Hunterdon Medical Center, Series A, 5.125%, 7/01/35 .........................................       2,000,000         2,011,640
    Jersey City Medical Center, AMBAC Insured, 5.00%, 8/01/31 ...................................       7,000,000         7,125,790
    JFK Medical Center/Hartwyck, Refunding, MBIA Insured, 5.00%, 7/01/25 ........................       7,855,000         7,966,148
    Medical Center at Princeton Obligation Group, AMBAC Insured, Pre-Refunded, 5.00%,
      7/01/28 ...................................................................................       6,785,000         6,918,597
    Meridian Health Systems Obligation Group, FSA Insured, 5.375%, 7/01/24 ......................       6,500,000         6,717,880
    Meridian Health Systems Obligation Group, FSA Insured, 5.25%, 7/01/29 .......................      20,000,000        20,552,200
    Robert Wood Johnson University Hospital, 5.75%, 7/01/25 .....................................       5,000,000         5,220,400
    Somerset Medical Center, 5.75%, 7/01/28 .....................................................      11,000,000        11,004,620
    South Jersey Hospital, 5.00%, 7/01/36 .......................................................       8,000,000         7,939,520
    South Jersey Hospital, 5.00%, 7/01/46 .......................................................      27,200,000        26,741,952
    South Jersey Hospital, Pre-Refunded, 5.875%, 7/01/21 ........................................      10,000,000        11,030,700
    South Jersey Hospital, Pre-Refunded, 6.00%, 7/01/32 .........................................      18,600,000        20,614,752
    Southern Ocean County Hospital, FSA Insured, 5.00%, 7/01/27 .................................       2,000,000         2,022,080
    St Barnabas Health Care System, Series A, 5.00%, 7/01/29 ....................................      12,000,000        11,232,600
    St. Joseph's Hospital and Medical Center, Refunding, Connie Lee Insured, 5.75%,
      7/01/16 ...................................................................................       1,000,000         1,011,270
    St. Joseph's Hospital and Medical Center, Refunding, Connie Lee Insured, 6.00%,
      7/01/26 ...................................................................................       1,000,000         1,011,430
    St. Mary's Hospital Passaic, Series 1, 5.00%, 3/01/26 .......................................       3,355,000         3,411,867
    St. Mary's Hospital Passaic, Series 1, 5.00%, 3/01/27 .......................................       3,345,000         3,391,696
    St. Peter's University Hospital, Refunding, Series A, 6.875%, 7/01/30 .......................       1,500,000         1,541,175
  New Jersey State Building Authority State Building Revenue, Refunding, 5.00%, 6/15/15 .........       5,000,000         5,102,450
  New Jersey State Educational Facilities Authority Revenue,
    Capital Improvement Funding Project, Series A, FSA Insured, Pre-Refunded, 5.00%,
      9/01/20 ...................................................................................       8,000,000         8,374,320
    FGIC Insured, Pre-Refunded, 5.50%, 7/01/30 ..................................................       6,615,000         6,987,623


                                       Quarterly Statements of Investments | 133

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN NEW JERSEY TAX-FREE INCOME FUND                                                              AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW JERSEY (CONTINUED)
  New Jersey State Educational Facilities Authority Revenue, (continued)
    Kean University, Series B, MBIA Insured, Pre-Refunded, 5.00%, 7/01/30 .......................   $   5,240,000   $     5,776,838
    Kean University, Series D, FGIC Insured, 5.00%, 7/01/39 .....................................      15,395,000        16,012,186
    Kean University, Series D, FGIC Insured, Pre-Refunded, 5.00%, 7/01/33 .......................      10,000,000        10,826,800
    Montclair State University, Refunding, Series A, AMBAC Insured, 5.00%, 7/01/31 ..............       8,000,000         8,368,480
    Montclair State University, Refunding, Series A, AMBAC Insured, 5.00%, 7/01/36 ..............      10,000,000        10,395,300
    Montclair State University, Series F, FGIC Insured, Pre-Refunded, 5.00%, 7/01/31 ............       5,000,000         5,294,500
    Princeton University, Refunding, Series A, 5.00%, 7/01/30 ...................................       5,000,000         5,204,350
    Princeton University, Series D, Pre-Refunded, 5.00%, 7/01/29 ................................       1,000,000         1,091,040
    Ramapo College of New Jersey, Series D, AMBAC Insured, Pre-Refunded, 5.00%,
      7/01/25 ...................................................................................       1,000,000         1,058,900
    Ramapo College of New Jersey, Series D, AMBAC Insured, Pre-Refunded, 5.00%,
      7/01/31 ...................................................................................       1,500,000         1,588,350
    Ramapo College of New Jersey, Series D, MBIA Insured, Pre-Refunded, 5.00%,
      7/01/36 ...................................................................................       6,745,000         7,436,025
    Ramapo College of New Jersey, Series E, FGIC Insured, Pre-Refunded, 5.00%,
      7/01/34 ...................................................................................       2,000,000         2,182,080
    Refunding, Series D, 5.00%, 7/01/27 .........................................................       1,325,000         1,333,970
    Refunding, Series D, 5.00%, 7/01/33 .........................................................       1,000,000           998,530
    Richard Stockton College, Refunding, Series F, AMBAC Insured, 5.00%, 7/01/28 ................       3,370,000         3,514,337
    Rowan University, Refunding, Series C, FGIC Insured, 5.00%, 7/01/31 .........................       1,505,000         1,541,361
    Rowan University, Refunding, Series D, AMBAC Insured, 5.00%, 7/01/24 ........................       1,755,000         1,839,415
    Rowan University, Series C, FGIC Insured, Pre-Refunded, 5.00%, 7/01/31 ......................         495,000           528,566
    Rowan University, Series K, FGIC Insured, Pre-Refunded, 5.00%, 7/01/27 ......................       1,000,000         1,071,580
    Seton Hall University Project, Series G, AMBAC Insured, 5.00%, 7/01/26 ......................       1,870,000         1,919,705
    Stevens Institute of Technology, Series I, 5.00%, 7/01/18 ...................................       1,100,000         1,114,949
    Stevens Institute of Technology, Series I, 5.00%, 7/01/28 ...................................       1,575,000         1,578,701
    Stevens Institute Technology, Refunding, Series A, 5.00%, 7/01/34 ...........................       4,750,000         4,521,905
    University of Medical Dentistry, Series C, AMBAC Insured, 5.125%, 12/01/29 ..................       2,700,000         2,746,143
  New Jersey State Highway Authority Garden State Parkway General Revenue, ETM, 6.20%,
    1/01/10 .....................................................................................       5,000,000         5,161,950
  New Jersey State Housing and Mortgage Finance Agency MFHR,
    Series A1, FSA Insured, 6.35%, 11/01/31 .....................................................       2,000,000         2,058,720
    Series B, FSA Insured, 6.25%, 11/01/26 ......................................................         970,000           998,935
    Series D, FSA Insured, 5.50%, 5/01/22 .......................................................         805,000           819,957
    Series E1, FSA Insured, 5.70%, 5/01/20 ......................................................       2,655,000         2,728,650
    Series E1, FSA Insured, 5.75%, 5/01/25 ......................................................       1,205,000         1,237,788
  New Jersey State Housing and Mortgage Finance Agency Revenue, Home Buyer,
    Series CC, MBIA Insured, 5.875%, 10/01/31 ...................................................       1,025,000         1,050,102
    Series U, MBIA Insured, 5.85%, 4/01/29 ......................................................       3,165,000         3,209,721
  New Jersey State Transportation Corp. COP, Federal Transportation Administration Grants,
    Series A, AMBAC Insured, Pre-Refunded, 6.125%, 9/15/15 ......................................       2,000,000         2,098,080
  New Jersey State Transportation Trust Fund Authority Revenue,
    Capital Appreciation, Transportation System, Series C, FSA Insured, zero cpn.,
      12/15/33 ..................................................................................      10,000,000         2,872,800
    Transportation System, Series A, AMBAC Insured, 5.00%, 12/15/34 .............................      10,000,000        10,449,100


134 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN NEW JERSEY TAX-FREE INCOME FUND                                                              AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW JERSEY (CONTINUED)
  New Jersey State Transportation Trust Fund Authority Revenue, (continued)
    Transportation System, Series B, MBIA Insured, Pre-Refunded, 5.00%, 12/15/21 ................   $  10,000,000   $    10,659,500
    Transportation System, Series D, FSA Insured, 5.00%, 6/15/20 ................................       7,000,000         7,498,050
  New Jersey State Turnpike Authority Turnpike Revenue,
    Growth and Income Securities, Series B, AMBAC Insured, zero cpn. to 1/01/15,
      5.15% thereafter, 1/01/35 .................................................................       7,500,000         5,383,800
    Series A, AMBAC Insured, 5.00%, 1/01/30 .....................................................      13,500,000        13,983,705
    Series A, FGIC Insured, 5.00%, 1/01/27 ......................................................       6,500,000         6,736,145
    Series A, MBIA Insured, Pre-Refunded, 5.60%, 1/01/22 ........................................       7,500,000         7,857,900
    Series A, MBIA Insured, Pre-Refunded, 5.50%, 1/01/25 ........................................      16,300,000        17,045,562
    Series C, FSA Insured, 5.00%, 1/01/35 .......................................................      22,675,000        23,521,458
  Newark Housing Authority Port Authority Revenue, Newark Marine Terminal, MBIA Insured,
    Pre-Refunded,
    5.00%, 1/01/26 ..............................................................................       3,245,000         3,520,208
    5.50%, 1/01/27 ..............................................................................       3,240,000         3,602,848
    5.50%, 1/01/28 ..............................................................................       2,000,000         2,223,980
    5.00%, 1/01/34 ..............................................................................      29,155,000        31,627,636
    5.00%, 1/01/37 ..............................................................................       3,965,000         4,301,272
  North Hudson Sewer Authority New Jersey Sewer Revenue, Series C, MBIA Insured, 5.00%,
    8/01/22 .....................................................................................       1,000,000         1,036,050
    8/01/31 .....................................................................................       1,000,000         1,026,450
  Ocean County Board of Education GO, Cape May, FGIC Insured, Pre-Refunded, 5.00%,
    4/01/21 .....................................................................................       2,155,000         2,273,460
    4/01/22 .....................................................................................       2,142,000         2,259,746
  Passaic County Improvement Authority Parking Facilities Revenue, Paterson Parking Deck
    Project, Series A, FSA Insured, 5.00%, 4/15/35 ..............................................       1,375,000         1,423,702
  Passaic Valley Sewer Commissioners GO, Sewer System, Refunding, Series E,
    AMBAC Insured, 5.75%, 12/01/22 ..............................................................       8,925,000         9,387,315
  Rutgers State University COP, AMBAC Insured, 5.00%, 1/01/34 ...................................       1,000,000         1,027,880
  Salem County Improvement Authority Revenue, City Guaranteed, Finlaw State Office
   Building, FSA Insured, 5.25%,
    8/15/32 .....................................................................................       1,400,000         1,493,002
    8/15/38 .....................................................................................       1,625,000         1,727,667
  South Jersey Transportation Authority Transportation System Revenue, AMBAC Insured,
   5.00%, 11/01/29 ..............................................................................      12,000,000        12,264,480
  Tobacco Settlement Financing Corp. Revenue, Asset-Backed, Pre-Refunded, 6.00%,
   6/01/37 ......................................................................................      13,000,000        14,413,230
  Trenton GO, FSA Insured, 5.00%, 7/15/23 .......................................................       5,015,000         5,358,026
  Union County Utilities Authority Solid Waste Revenue, Sub Lease, Ogden Martin,
   Refunding, Series A, AMBAC Insured, 5.35%, 6/01/23 ...........................................       2,435,000         2,470,941
  University of Medicine and Dentistry COP,
    AMBAC Insured, 5.00%, 4/15/32 ...............................................................       4,625,000         4,744,880
    MBIA Insured, 5.00%, 6/15/29 ................................................................       2,090,000         2,165,261
    MBIA Insured, 5.00%, 6/15/36 ................................................................      18,000,000        18,555,300
    Series A, MBIA Insured, 5.00%, 9/01/22 ......................................................       1,700,000         1,748,705


                                       Quarterly Statements of Investments | 135

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN NEW JERSEY TAX-FREE INCOME FUND                                                              AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW JERSEY (CONTINUED)
  University of Medicine and Dentistry Revenue, Series A, AMBAC Insured, 5.00%,
    12/01/24 ....................................................................................   $   2,500,000   $     2,598,300
    12/01/31 ....................................................................................      29,395,000        30,230,112
  Upper Freehold Regional School District GO, MBIA Insured, Pre-Refunded, 5.00%,
   2/15/35 ......................................................................................       8,730,000         9,621,508
  West Orange County Board of Education COP, MBIA Insured, Pre-Refunded, 5.625%,
   10/01/29 .....................................................................................       2,000,000         2,103,600
  Woodbridge Township GO, FGIC Insured, 5.00%, 7/15/24 ..........................................       1,220,000         1,258,113
                                                                                                                    ----------------
                                                                                                                        930,124,065
                                                                                                                    ----------------
  NEW YORK 5.3%
  Port Authority of New York and New Jersey Revenue, Consolidated,
    One Hundred Forty-Eighth Series, FSA Insured, 5.00%, 8/15/34 ................................      10,000,000        10,509,100
    One Hundred Forty-Fourth Series, 5.00%, 10/01/29 ............................................      20,000,000        20,868,400
    One Hundred Ninth Series, FSA Insured, 5.375%, 7/15/27 ......................................       2,500,000         2,518,000
    One Hundred Twenty-Fifth Series, FSA Insured, 5.00%, 4/15/32 ................................      23,950,000        24,924,286
    Refunding, One Hundred Thirty-Fifth Series, XLCA Insured, 5.00%, 9/15/29 ....................       3,900,000         4,080,609
  Port Authority of New York and New Jersey Special Obligation Revenue, John F. Kennedy
   International Air Terminal, MBIA Insured, 5.75%, 12/01/22 ....................................       8,000,000         8,173,760
                                                                                                                    ----------------
                                                                                                                         71,074,155
                                                                                                                    ----------------
  PENNSYLVANIA 1.8%
  Delaware River Joint Toll Bridge Commission Bridge Revenue, Series A, MBIA Insured,
   5.00%, 7/01/35 ...............................................................................       5,000,000         5,256,100
  Delaware River Port Authority Pennsylvania and New Jersey Revenue, FSA Insured, 5.75%,
    1/01/22 .....................................................................................       8,500,000         8,917,095
    1/01/26 .....................................................................................      10,000,000        10,490,700
                                                                                                                    ----------------
                                                                                                                         24,663,895
                                                                                                                    ----------------
  U.S. TERRITORIES 19.4%
  PUERTO RICO 18.5%
  Puerto Rico Commonwealth GO, Public Improvement,
    FSA Insured, Pre-Refunded, 5.125%, 7/01/30 ..................................................      13,655,000        14,540,117
    Refunding, FSA Insured, 5.125%, 7/01/30 .....................................................       8,350,000         8,578,372
    Series A, 5.00%, 7/01/29 ....................................................................      10,000,000        10,032,900
    Series A, Pre-Refunded, 5.00%, 7/01/27 ......................................................      11,555,000        12,407,412
    Series B, 5.00%, 7/01/35 ....................................................................       1,825,000         1,792,771
    Series B, Pre-Refunded, 5.00%, 7/01/35 ......................................................       3,175,000         3,507,677
  Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
    Refunding, Series N, MBIA Insured, 5.25%, 7/01/32 ...........................................      10,000,000        10,842,100
    Series B, Pre-Refunded, 6.00%, 7/01/39 ......................................................      10,000,000        10,772,800
    Series D, Pre-Refunded, 5.375%, 7/01/36 .....................................................       5,000,000         5,443,500
    Series D, Pre-Refunded, 5.25%, 7/01/38 ......................................................       5,000,000         5,417,150
  Puerto Rico Commonwealth Infrastructure Financing Authority Special Obligation, Series A,
   ETM, 5.50%, 10/01/32 .........................................................................       1,000,000         1,060,930


136 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN NEW JERSEY TAX-FREE INCOME FUND                                                              AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  U.S. TERRITORIES (CONTINUED)
  PUERTO RICO (CONTINUED)
  Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue,
     5.00%, 7/01/37 .............................................................................   $   8,000,000   $     7,890,240
     Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/28 ......................................      13,000,000        13,145,990
  Puerto Rico Electric Power Authority Power Revenue,
     Series II, Pre-Refunded, 5.25%, 7/01/31 ....................................................      18,000,000        19,656,900
     Series RR, FGIC Insured, Pre-Refunded, 5.00%, 7/01/35 ......................................      46,440,000        51,167,128
     Series TT, 5.00%, 7/01/32 ..................................................................      20,000,000        20,242,200
     Series TT, 5.00%, 7/01/37 ..................................................................      17,925,000        18,073,598
  Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
    Revenue, University Plaza Project, Series A, MBIA Insured, 5.00%, 7/01/33 ...................       1,000,000         1,012,470
  Puerto Rico PBA Guaranteed Revenue, Government Facilities,
     Refunding, Series D, 5.375%, 7/01/33 .......................................................       6,830,000         6,961,204
     Series D, Pre-Refunded, 5.375%, 7/01/33 ....................................................      18,170,000        19,741,342
  Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series A,
    MBIA Insured, Pre-Refunded, 5.00%, 8/01/29 ..................................................       5,000,000         5,306,200
                                                                                                                    ----------------
                                                                                                                        247,593,001
                                                                                                                    ----------------
  VIRGIN ISLANDS 0.9%
  Virgin Islands PFAR,
     Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/33 ............................       5,000,000         4,796,700
     senior lien, Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/15 .........................       2,500,000         2,547,950
     senior lien, Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/18 .........................       3,045,000         3,096,978
     senior lien, Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/22 .........................       2,000,000         2,029,920
                                                                                                                    ----------------
                                                                                                                         12,471,548
                                                                                                                    ----------------
  TOTAL U.S. TERRITORIES ........................................................................                       260,064,549
                                                                                                                    ----------------
  TOTAL LONG TERM INVESTMENTS (COST $1,250,473,579) .............................................                     1,300,459,644
                                                                                                                    ----------------
  SHORT TERM INVESTMENTS 1.4%
  MUNICIPAL BONDS 1.4%
  NEW JERSEY 0.8%
a New Jersey EDA Revenue, first mortgage, Franciscan, Refunding, Weekly VRDN and Put,
    3.59%, 10/01/12 .............................................................................         580,000           580,000
a New Jersey EDA School Revenue, School Facilities Construction,
     Sub Series R-1, Daily VRDN and Put, 3.52%, 9/01/31 .........................................       2,800,000         2,800,000
     Sub Series R-3, Daily VRDN and Put, 3.45%, 9/01/31 .........................................       4,000,000         4,000,000
a New Jersey State Educational Facilities Authority Revenue, Princeton University, Series B,
    Daily VRDN and Put, 3.53%, 7/01/21 ..........................................................       2,750,000         2,750,000
a Rutgers State University Revenue, Refunding, Series A, Daily VRDN and Put, 3.40%,
    5/01/18 .....................................................................................         900,000           900,000
                                                                                                                    ----------------
                                                                                                                         11,030,000
                                                                                                                    ----------------
  NEW YORK 0.2%
a Port Authority of New York and New Jersey Special Obligation Revenue, Versatile Structure,
    Series 2, Daily VRDN and Put, 3.43%, 5/01/19 ................................................       2,000,000         2,000,000
                                                                                                                    ----------------


                                       Quarterly Statements of Investments | 137

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN NEW JERSEY TAX-FREE INCOME FUND                                                              AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  U.S. TERRITORY 0.4%
  PUERTO RICO 0.4%
a Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series A-5, FGIC Insured,
    Weekly VRDN and Put, 3.57%, 7/01/32 .........................................................   $   4,000,000   $     4,000,000
a Puerto Rico Commonwealth Government Development Bank Revenue, Refunding,
    MBIA Insured, Weekly VRDN and Put, 3.41%, 12/01/15 ..........................................         800,000           800,000
a Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
    Series A, AMBAC Insured, Weekly VRDN and Put, 3.50%, 7/01/28 ................................         700,000           700,000
                                                                                                                    ----------------
                                                                                                                          5,500,000
                                                                                                                    ----------------
  TOTAL SHORT TERM INVESTMENTS (COST $18,530,000) ...............................................                        18,530,000
                                                                                                                    ----------------
  TOTAL INVESTMENTS (COST $1,269,003,579) 98.3% .................................................                     1,318,989,644
  OTHER ASSETS, LESS LIABILITIES 1.7% ...........................................................                        22,350,666
                                                                                                                    ----------------
  NET ASSETS 100.0% .............................................................................                   $ 1,341,340,310
                                                                                                                    ================

See Selected Portfolio Abbreviations on page 176.

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


138 | See Notes to Statements of Investments.
    | Quarterly Statements of Investments

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND                                                         AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 97.1%
  MUNICIPAL BONDS 97.1%
  NORTH CAROLINA 83.0%
  Albemarle Hospital Authority Health Care Facilities Revenue, Refunding, 5.25%, 10/01/38 .......   $   7,600,000   $     7,275,404
  Appalachian State University Revenue,
     Refunding, MBIA Insured, 5.00%, 7/15/30 ....................................................       2,000,000         2,084,700
     Teachers College Utility System, Refunding, MBIA Insured, 5.00%, 5/15/24 ...................       3,000,000         3,071,250
  Asheville Water System Revenue,
     FSA Insured, Pre-Refunded, 5.00%, 8/01/25 ..................................................       1,000,000         1,060,170
   a MBIA Insured, 5.00%, 8/01/32 ...............................................................       2,110,000         2,198,472
  Broad River Water Authority Water System Revenue, MBIA Insured, Pre-Refunded, 5.375%,
    6/01/26 .....................................................................................       1,000,000         1,060,870
  Brunswick County Enterprise System Revenue, Series A, FSA Insured, 5.00%,
     4/01/27 ....................................................................................       1,500,000         1,563,405
     4/01/28 ....................................................................................       1,750,000         1,821,995
  Buncombe County COP, MBIA Insured, 5.00%, 4/01/22 .............................................       1,000,000         1,054,920
  Buncombe County Metropolitan Sewer District Sewer System Revenue, FSA Insured,
    Pre-Refunded, 5.00%, 7/01/29 ................................................................       5,000,000         5,185,150
  Cary Combined Enterprise System Revenue, Refunding, Series 2007, 5.00%, 12/01/33 ...........          7,405,000         7,779,323
  Centennial Authority Hotel Tax Revenue, Arena Project, FSA Insured, 5.125%, 9/01/19 ........          5,115,000         5,232,696
  Charlotte Airport Revenue,
     Charlotte Douglas International Airport, Refunding, Series A, AMBAC Insured, 5.00%,
       7/01/32 ..................................................................................      21,680,000        22,395,440
     Charlotte Douglas International Airport, Refunding, Series A, AMBAC Insured, 5.00%,
       7/01/36 ..................................................................................      13,085,000        13,475,980
     Series A, MBIA Insured, 5.00%, 7/01/29 ........................................................    5,000,000         5,123,550
     Series A, MBIA Insured, 5.00%, 7/01/34 .....................................................      15,130,000        15,477,990
     Series B, MBIA Insured, 6.00%, 7/01/24 .....................................................       4,000,000         4,153,200
     Series B, MBIA Insured, 6.00%, 7/01/28 .....................................................       6,300,000         6,525,666
  Charlotte COP,
     Convention Facility Project, Pre-Refunded, 5.625%, 12/01/25 ................................       7,230,000         7,787,433
     Governmental Facilities Projects, Series G, 5.00%, 6/01/28 .................................       3,000,000         3,088,380
     Transit Projects, Phase II, Series E, 5.00%, 6/01/35 .......................................      11,000,000        11,318,120
  Charlotte GO, Series C, 5.00%, 7/01/27 ........................................................       2,010,000         2,088,913
  Charlotte Storm Water Fee Revenue,
     5.00%, 6/01/35 .............................................................................      10,000,000        10,442,800
     Refunding, 5.00%, 6/01/25 ..................................................................       1,000,000         1,042,330
  Charlotte Water and Sewer System Revenue,
     5.125%, 6/01/26 ............................................................................       6,000,000         6,262,020
     Pre-Refunded, 5.25%, 6/01/24 ...............................................................       3,000,000         3,117,780
     Pre-Refunded, 5.25%, 6/01/25 ...............................................................       3,950,000         4,178,744
  Charlotte-Mecklenburg Hospital Authority Health Care System Revenue,
     Carolinas HealthCare System, Refunding, Series A, 5.00%, 1/15/31 ...........................       3,865,000         3,881,890
     Carolinas HealthCare System, Series A, FSA Insured, 5.00%, 1/15/23 .........................       7,780,000         8,032,539
     Carolinas HealthCare System, Series A, Pre-Refunded, 5.00%, 1/15/31 ........................       1,135,000         1,201,477
  Chatham County COP, AMBAC Insured, 5.00%, 6/01/34 .............................................       5,000,000         5,181,900
  Columbus County Industrial Facilities and PCFA, Solid Water Disposal Revenue, International
    Paper Co. Project, Refunding, Series A, 5.80%, 12/01/16 .....................................       1,450,000         1,474,708
  Cumberland County COP, Civic Center Project, Refunding, AMBAC Insured, 5.00%,
    12/01/18 ....................................................................................       3,000,000         3,067,620


                                       Quarterly Statements of Investments | 139

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND                                                         AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NORTH CAROLINA (CONTINUED)
  Cumberland County Finance Corp. Installment Payment Revenue, Detention Center and Mental
    Health, FSA Insured, Pre-Refunded, 5.625%, 6/01/24 ..........................................   $   5,000,000  $      5,390,400
  Cumberland County Hospital Facilities Revenue, Cumberland County Hospital Systems Inc.,
    Pre-Refunded, 5.25%, 10/01/29 ...............................................................       5,250,000         5,477,850
  Dare County COP,
     AMBAC Insured, 5.125%, 6/01/21 .............................................................         650,000           689,514
     AMBAC Insured, 5.00%, 6/01/23 ..............................................................       3,000,000         3,113,820
     AMBAC Insured, 5.00%, 6/01/29 ..............................................................       5,295,000         5,493,827
     FGIC Insured, 5.00%, 6/01/23 ...............................................................       2,655,000         2,788,520
  Durham County Enterprise System Revenue, MBIA Insured, 5.00%, 6/01/23 .........................       1,670,000         1,739,873
  Franklin County COP, AMBAC Insured, 5.00%, 6/01/25 ............................................       1,250,000         1,276,575
  Gastonia Combined Utilities System Revenue,
     FSA Insured, 5.00%, 5/01/25 ................................................................       1,000,000         1,025,740
     MBIA Insured, Pre-Refunded, 5.625%, 5/01/19 ................................................       1,000,000         1,064,950
  Greensboro Enterprise System Revenue, Series A, Pre-Refunded, 5.125%,
     6/01/21 ....................................................................................         390,000           417,554
     6/01/22 ....................................................................................         350,000           374,728
  Greensboro HDC, Mortgage Revenue, Refunding, Series A, MBIA Insured, 6.70%, 1/01/24 ...........       1,320,000         1,320,264
  Halifax County Industrial Facilities and PCFA Revenue, Champion International Corp. Project,
     5.45%, 11/01/33 ............................................................................       4,000,000         3,865,240
     Refunding, 6.45%, 11/01/29 .................................................................       3,900,000         4,040,439
  Harnett County COP, FSA Insured, 5.125%, 12/01/23 .............................................       1,000,000         1,060,490
  Henderson County COP, Henderson County School Project, AMBAC Insured, 5.00%,
    3/01/21 .....................................................................................       1,000,000         1,043,170
  High Point Combined Enterprise System Revenue, FGIC Insured, 5.00%, 11/01/31 ..................      11,000,000        11,455,400
  Mecklenburg County GO, Public Improvement, Series B, 4.70%, 2/01/20 ...........................       3,000,000         3,091,110
  New Hanover County COP, New Hanover County Projects, AMBAC Insured, 5.00%,
    12/01/22 ....................................................................................       5,000,000         5,234,750
  North Carolina Capital Facilities Finance Agency Educational Facilities Revenue,
     Johnson and Wales University Project, Series A, XLCA Insured, 5.00%, 4/01/33 ...............       3,000,000         3,060,150
     Meredith College, AMBAC Insured, 4.875%, 6/01/24 ...........................................       1,000,000         1,018,660
  North Carolina Capital Facilities Finance Agency Revenue, Duke University Project,
     Refunding, Series A, 5.00%, 10/01/41 .......................................................      17,000,000        17,599,590
     Refunding, Series B, 4.75%, 7/01/42 ........................................................      10,000,000        10,063,900
     Series A, 5.00%, 10/01/39 ..................................................................       5,815,000         6,054,520
     Series A, Pre-Refunded, 5.25%, 7/01/42 .....................................................      10,000,000        10,862,300
  North Carolina Eastern Municipal Power Agency Power System Revenue,
     Refunding, Series A, 6.50%, 1/01/18 ........................................................       3,000,000         3,521,400
     Refunding, Series A, 5.75%, 1/01/26 ........................................................      10,000,000        10,304,800
     Refunding, Series A, AMBAC Insured, 5.00%, 1/01/21 .........................................      11,555,000        12,157,709
     Series D, 6.75%, 1/01/26 ...................................................................       5,000,000         5,266,600
  North Carolina HFA, SFR, Series AA, 6.25%, 3/01/17 ............................................         235,000           235,982
  North Carolina HFAR,
     MF, Mortgage Loan Resolution, Refunding, Series H, 6.05%, 7/01/28 ..........................       1,295,000         1,295,945
     MF, Refunding, Series A, AMBAC Insured, 5.90%, 7/01/20 .....................................       1,245,000         1,244,863
     MF, Refunding, Series J, 5.45%, 7/01/17 ....................................................       1,840,000         1,867,563
     Refunding, Series F, 6.70%, 1/01/27 ........................................................       1,240,000         1,239,938


140 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND                                                         AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NORTH CAROLINA (CONTINUED)
  North Carolina HFAR, (continued)
     SF, Refunding, Series DD, 6.20%, 9/01/27 ...................................................   $     765,000   $       767,188
     SF, Series JJ, 6.45%, 9/01/27 ..............................................................       1,280,000         1,284,352
     SFR, Series RR, 5.85%, 9/01/28 .............................................................       1,340,000         1,352,663
  North Carolina Medical Care Commission Health Care Facilities Revenue,
     Novant Health Project, Refunding, Series A, MBIA Insured, 5.00%, 10/01/18 ..................       1,000,000         1,019,840
     Novant Health Project, Refunding, Series A, MBIA Insured, 5.00%, 10/01/24 ..................       5,500,000         5,590,695
     Refunding, FGIC Insured, 5.00%, 1/01/33 ....................................................      12,805,000        13,212,199
     Scotland Memorial Hospital Project, Radian Insured, 5.50%, 10/01/19 ........................         630,000           641,630
     Scotland Memorial Hospital Project, Radian Insured, 5.50%, 10/01/29 ........................       1,220,000         1,228,125
     WakeMed Project, Series 2001, AMBAC Insured, 5.00%, 10/01/32 ...............................       4,205,000         4,311,471
  North Carolina Medical Care Commission Health System Revenue,
     Catholic Health East Project, Series C, AMBAC Insured, 5.00%, 11/15/18 .....................       2,500,000         2,556,100
     Mission Health Combination, Refunding, FSA Insured, 5.00%, 10/01/36 ........................       5,000,000         5,176,300
  North Carolina Medical Care Commission Hospital Revenue,
     Annie Penn Memorial Hospital Project, ETM, 5.25%, 1/01/12 ..................................       1,655,000         1,702,747
     Annie Penn Memorial Hospital Project, Pre-Refunded, 5.375%, 1/01/22 ........................       1,920,000         2,095,565
     Halifax Regional Medical Center Project, 5.00%, 8/15/24 ....................................       1,800,000         1,627,506
     Mission-St. Joseph's Health System Project, MBIA Insured, Pre-Refunded, 5.125%,
       10/01/28 .................................................................................       3,230,000         3,310,330
     Mission-St. Joseph's Health System Project, Refunding, MBIA Insured, 5.125%,
       10/01/28 .................................................................................       1,770,000         1,802,833
     Northeast Medical Center, AMBAC Insured, Pre-Refunded, 5.50%, 11/01/30 .....................       1,580,000         1,694,424
     Rex Healthcare Project, AMBAC Insured, 5.00%, 6/01/17 ......................................       2,780,000         2,822,729
     Southeastern Regional Medical Center, 6.25%, 6/01/29 .......................................       4,000,000         4,150,440
     Southeastern Regional Medical Center, 5.375%, 6/01/32 ......................................       3,500,000         3,552,255
     Transylvania Community Hospital Inc. Project, Refunding, 5.75%, 10/01/19 ...................       1,090,000         1,097,139
     Wake County Hospital System Project, MBIA Insured, 5.375%, 10/01/26 ........................      10,825,000        11,055,681
  North Carolina Medical Care Commission Revenue,
     Betsy Johnson Project, FSA Insured, 5.125%, 10/01/32 .......................................       4,500,000         4,651,695
     Chatham Hospital Project, MBIA Insured, 5.25%, 2/01/31 .....................................       6,450,000         6,834,162
     Morehead Memorial Hospital, FSA Insured, 5.00%, 11/01/26 ...................................       7,110,000         7,408,762
     Novant Health Obligation Group, MBIA Insured, 5.00%, 11/01/39 ..............................       9,680,000         9,888,894
     Rowan Regional Medical Center, FSA Insured, 5.00%, 9/01/33 .................................      25,970,000        26,914,529
  North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue, Series A, MBIA Insured,
     5.25%, 1/01/19 .............................................................................       5,000,000         5,329,100
     5.00%, 1/01/20 .............................................................................       2,000,000         2,041,360
  North Carolina State COP, Western Carolina University Housing Project, AMBAC Insured, 5.00%,
    6/01/33 .....................................................................................       1,500,000         1,549,365
  North Carolina State GO, Public Improvement, Series A, 4.50%, 3/01/26 .........................       6,855,000         6,947,748
  Onslow County Hospital Authority FHA Insured Mortgage Revenue, Onslow Memorial Hospital
    Project, MBIA Insured, 5.00%,
     4/01/31 ....................................................................................       6,120,000         6,363,025
     10/01/34 ...................................................................................       6,000,000         6,224,940
  Pasquotank County COP, MBIA Insured, 5.00%, 6/01/25 ...........................................       1,400,000         1,447,768
  Piedmont Triad Airport Authority Airport Revenue, Series A, FSA Insured, Pre-Refunded, 6.00%,
    7/01/24 .....................................................................................       5,745,000         6,045,119


                                       Quarterly Statements of Investments | 141

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND                                                         AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NORTH CAROLINA (CONTINUED)
  Pitt County COP, School Facilities Project,
     Series A, FSA Insured, Pre-Refunded, 5.25%, 4/01/25 ........................................   $   1,670,000   $     1,761,466
     Series B, AMBAC Insured, 5.00%, 4/01/29 ....................................................       2,500,000         2,594,425
     Series B, FSA Insured, Pre-Refunded, 5.50%, 4/01/25 ........................................       1,000,000         1,060,320
  Raleigh Combined Enterprise System Revenue,
     5.00%, 3/01/31 .............................................................................      10,360,000        10,752,437
     Series A, 5.00%, 3/01/36 ...................................................................       6,000,000         6,246,120
  Raleigh COP, Downtown Improvement Projects, Series A, 5.00%, 2/01/29 ..........................       6,070,000         6,287,367
  Raleigh-Durham Airport Authority Airport Revenue, Series A,
     AMBAC Insured, 5.00%, 5/01/30 ..............................................................      14,060,000        14,426,685
     FGIC Insured, 5.00%, 11/01/25 ..............................................................       6,480,000         6,626,124
     FGIC Insured, 5.00%, 11/01/31 ..............................................................       8,000,000         8,122,800
  Randolph County COP, FSA Insured, Pre-Refunded, 5.75%, 6/01/22 ................................       5,500,000         5,755,585
  Union County COP, AMBAC Insured, 5.00%, 6/01/30 ...............................................       5,000,000         5,178,300
  University of North Carolina at Ashville Revenue, General, Refunding, Series A, AMBAC Insured,
    5.00%, 6/01/27 ..............................................................................       1,200,000         1,233,456
  University of North Carolina at Charlotte Revenue, General, Series B, FSA Insured, 5.00%,
    4/01/32 .....................................................................................       5,000,000         5,223,200
  University of North Carolina at Wilmington COP, Student Housing Project, FGIC Insured, 5.00%,
     6/01/26 ....................................................................................       1,655,000         1,724,709
     6/01/27 ....................................................................................       1,740,000         1,809,530
     6/01/29 ....................................................................................       1,915,000         1,986,027
     6/01/37 ....................................................................................      11,350,000        11,746,682
  University of North Carolina Greensboro Revenue,
     Housing and Dining System, Series G, MBIA Insured, Pre-Refunded, 6.00%, 4/01/26 ............       2,040,000         2,185,697
     Series A, FSA Insured, 5.00%, 4/01/26 ......................................................       4,940,000         5,092,448
  University of North Carolina System Pool Revenue,
     AMBAC Insured, 5.00%, 4/01/29 ..............................................................       2,500,000         2,593,025
     Series A, AMBAC Insured, 5.00%, 4/01/27 ....................................................       1,430,000         1,471,842
     Series A, AMBAC Insured, Pre-Refunded, 5.00%, 4/01/27 ......................................         670,000           720,364
     Series A, MBIA Insured, 5.00%, 10/01/33 ....................................................       6,250,000         6,512,062
  University of North Carolina University Revenues,
     5.00%, 12/01/28 ............................................................................       1,000,000         1,039,820
     General, Refunding, Series A, 5.00%, 12/01/34 ..............................................      11,460,000        11,973,866
     Series A, 5.00%, 12/01/25 ..................................................................       4,000,000         4,135,600
   a University of North Carolina Chapel Hill, Refunding, 5.00%, 12/01/31 .......................       9,000,000         9,507,150
  Wake County Industrial Facilities and PCFA Revenue, Carolina Power and Light Co. Project,
    Refunding, 5.375%, 2/01/17 ..................................................................       8,000,000         8,403,120
  Wilkes County COP,
     MBIA Insured, 5.00%, 6/01/31 ...............................................................       4,295,000         4,451,252
     MBIA Insured, 5.00%, 6/01/36 ...............................................................       6,085,000         6,267,367
     Public Improvements Project, FSA Insured, 5.375%, 12/01/20 .................................       1,000,000         1,063,840
  Wilmington COP,
     AMBAC Insured, 5.00%, 9/01/29 ..............................................................       1,000,000         1,036,370
     Refunding, Series A, AMBAC Insured, 5.00%, 6/01/32 .........................................       5,310,000         5,490,805


142 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND                                                         AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NORTH CAROLINA (CONTINUED)
  Wilmington Storm Water Fee Revenue, Refunding, AMBAC Insured, 5.00%,
     6/01/28 ....................................................................................   $     700,000   $       732,291
     6/01/33 ....................................................................................       1,000,000         1,040,620
  Wilmington Water and Sewer System Revenue, Refunding, FSA Insured, 5.00%, 6/01/34 .............       8,565,000         8,923,103
  Winston-Salem Water and Sewer System Revenue,
     Pre-Refunded, 5.125%, 6/01/20 ..............................................................       2,500,000         2,676,625
     Refunding, Series A, 5.00%, 6/01/32 ........................................................       7,590,000         7,976,179
                                                                                                                    ----------------
                                                                                                                        673,992,327
                                                                                                                    ----------------
  U.S. TERRITORIES 14.1%
  PUERTO RICO 13.7%
  Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds,
    Refunding, 5.50%, 5/15/39 ...................................................................       7,000,000         6,828,010
  Puerto Rico Commonwealth GO,
     Public Improvement, FSA Insured, Pre-Refunded, 5.125%, 7/01/30 .............................       4,805,000         5,116,460
     Public Improvement, Refunding, FSA Insured, 5.125%, 7/01/30 ................................       3,445,000         3,539,221
     Public Improvement, Series A, 5.375%, 7/01/28 ..............................................       4,925,000         5,021,628
     Public Improvement, Series A, 5.125%, 7/01/31 ..............................................       3,265,000         3,290,794
     Public Improvement, Series A, Pre-Refunded, 5.375%, 7/01/28 ................................       2,405,000         2,579,338
     Public Improvement, Series A, Pre-Refunded, 5.125%, 7/01/31 ................................       1,000,000         1,064,120
     Series A, 5.00%, 7/01/26 ...................................................................       8,050,000         8,067,951
  Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
     Refunding, Series A, MBIA Insured, 5.00%, 7/01/38 ..........................................          85,000            85,875
     Refunding, Series D, FSA Insured, 5.00%, 7/01/32 ...........................................       3,060,000         3,132,644
     Refunding, Series H, 5.00%, 7/01/35 ........................................................       1,490,000         1,492,101
     Series A, MBIA Insured, Pre-Refunded, 5.00%, 7/01/38 .......................................       1,915,000         1,953,262
     Series D, Pre-Refunded, 5.375%, 7/01/36 ....................................................       5,000,000         5,443,500
     Series D, Pre-Refunded, 5.25%, 7/01/38 .....................................................       3,000,000         3,250,290
     Series H, Pre-Refunded, 5.00%, 7/01/35 .....................................................       2,790,000         3,028,071
  Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, Series A,
    AMBAC Insured, Pre-Refunded, 5.00%, 7/01/28 .................................................       7,000,000         7,078,610
  Puerto Rico Convention Center District Authority Hotel Occupancy Tax Revenue, Series A,
    AMBAC Insured, 5.00%, 7/01/31 ...............................................................       8,000,000         8,190,160
  Puerto Rico Electric Power Authority Power Revenue,
     Series II, Pre-Refunded, 5.25%, 7/01/31 ....................................................       6,000,000         6,552,300
     Series NN, MBIA Insured, Pre-Refunded, 5.00%, 7/01/32 ......................................       5,000,000         5,426,650
     Series RR, FGIC Insured, Pre-Refunded, 5.00%, 7/01/35 ......................................       3,000,000         3,305,370
     Series RR, XLCA Insured, Pre-Refunded, 5.00%, 7/01/30 ......................................       1,000,000         1,101,790
     Series TT, 5.00%, 7/01/32 ..................................................................      10,100,000        10,222,311
  Puerto Rico PBA Guaranteed Revenue, Government Facilities,
     Refunding, Series D, 5.375%, 7/01/33 .......................................................       1,790,000         1,824,386
     Series D, Pre-Refunded, 5.375%, 7/01/33 ....................................................       5,210,000         5,660,561
     Series I, 5.00%, 7/01/36 ...................................................................       2,405,000         2,394,033
  Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E,
    Pre-Refunded, 5.70%, 8/01/25 ................................................................       5,000,000         5,250,650
                                                                                                                    ----------------
                                                                                                                        110,900,086
                                                                                                                    ----------------


                                       Quarterly Statements of Investments | 143

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND                                                         AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  U.S. TERRITORIES (CONTINUED)
  VIRGIN ISLANDS 0.4%
  Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A,
     5.50%, 10/01/18 ............................................................................   $   2,000,000   $     2,034,140
     5.625%, 10/01/25 ...........................................................................       1,575,000         1,598,090
                                                                                                                    ----------------
                                                                                                                          3,632,230
                                                                                                                    ----------------
  TOTAL U.S. TERRITORIES ........................................................................                       114,532,316
                                                                                                                    ----------------
  TOTAL LONG TERM INVESTMENTS (COST $769,488,138) ...............................................                       788,524,643
                                                                                                                    ----------------
  SHORT TERM INVESTMENTS 2.9%
  MUNICIPAL BONDS 2.9%
  NORTH CAROLINA 2.3%
b Charlotte-Mecklenburg Hospital Authority Health Care System Revenue,
     Carolinas HealthCare System, Refunding, Series B, Daily VRDN and Put, 3.60%,
       1/15/26 ..................................................................................       4,100,000         4,100,000
     Carolinas HealthCare System, Refunding, Series C, Daily VRDN and Put, 3.62%,
       1/15/26 ..................................................................................       3,200,000         3,200,000
     Series B, Weekly VRDN and Put, 3.59%, 1/15/26 ..............................................       7,000,000         7,000,000
b North Carolina Medical Care Commission Hospital Revenue, Lexington Memorial Hospital
    Project, Refunding, Daily VRDN and Put, 3.60%, 4/01/10 ......................................       1,000,000         1,000,000
b North Carolina State GO,
     Refunding, Series B, Weekly VRDN and Put, 3.55%, 6/01/19 ...................................       1,550,000         1,550,000
     Series G, Weekly VRDN and Put, 3.55%, 5/01/21 ..............................................       1,825,000         1,825,000
                                                                                                                    ----------------
                                                                                                                         18,675,000
                                                                                                                    ----------------
  U.S. TERRITORY 0.6%
  PUERTO RICO 0.6%
b Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series A-4, FSA Insured,
    Daily VRDN and Put, 3.47%, 7/01/31 ..........................................................       4,000,000         4,000,000
b Puerto Rico Commonwealth Government Development Bank Revenue, Refunding, MBIA Insured,
    Weekly VRDN and Put, 3.41%, 12/01/15 ........................................................         800,000           800,000
                                                                                                                    ----------------
                                                                                                                          4,800,000
                                                                                                                    ----------------
  TOTAL SHORT TERM INVESTMENTS (COST $23,475,000) ...............................................                        23,475,000
                                                                                                                    ----------------
  TOTAL INVESTMENTS (COST $792,963,138) 100.0% ..................................................                       811,999,643
  OTHER ASSETS, LESS LIABILITIES 0.0% c .........................................................                           231,973
                                                                                                                    ----------------
  NET ASSETS 100.0% .............................................................................                   $   812,231,616
                                                                                                                    ================

See Selected Portfolio Abbreviations on page 176.

a A portion or all of the security purchased on a when-issued or delayed delivery basis.

b Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

c Rounds to less than 0.1% of net assets.


144 | See Notes to Statements of Investments.
    | Quarterly Statements of Investments

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                            AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 98.6%
  MUNICIPAL BONDS 98.6%
  OHIO 96.9%
  Akron Bath Copley Joint Township Hospital District Revenue, Hospital Improvement
    Children's Hospital Center, FSA Insured, 5.00%, 11/15/22 ....................................   $   5,000,000   $     5,201,700
  Akron GO, Improvement, FGIC Insured, 5.00%,
     12/01/20 ...................................................................................       2,150,000         2,270,529
     12/01/21 ...................................................................................       2,255,000         2,374,019
     12/01/22 ...................................................................................       1,185,000         1,241,762
  Akron Income Tax Revenue, Community Learning Centers, Series A, FGIC Insured, 5.00%,
     12/01/22 ...................................................................................       2,460,000         2,577,834
     12/01/24 ...................................................................................       3,200,000         3,332,576
     12/01/33 ...................................................................................       8,005,000         8,268,204
  Anthony Wayne Local School District GO,
     Refunding, FSA Insured, 5.00%, 12/01/24 ....................................................       3,200,000         3,319,968
     School Facilities Construction and Improvement, FSA Insured, Pre-Refunded, 5.65%,
       12/01/21 .................................................................................       1,845,000         1,989,648
     School Facilities Construction and Improvement, FSA Insured, Pre-Refunded, 5.70%,
       12/01/25 .................................................................................       2,335,000         2,521,356
     School Facilities Construction and Improvement, Refunding, FSA Insured, 5.65%,
       12/01/21 .................................................................................         645,000           692,124
     School Facilities Construction and Improvement, Refunding, FSA Insured, 5.125%,
       12/01/30 .................................................................................       2,535,000         2,617,464
  Athens City School District GO, School Facilities Construction and Improvement, FSA Insured,
    Pre-Refunded, 6.00%, 12/01/24 ...............................................................       2,345,000         2,552,063
  Aurora City School District COP, MBIA Insured, Pre-Refunded,
     6.10%, 12/01/19 ............................................................................       1,825,000         1,943,680
     6.15%, 12/01/24 ............................................................................       1,670,000         1,780,203
  Austintown Local School District GO, School Improvement, FSA Insured, 5.125%,
    12/01/30 ....................................................................................       7,715,000         8,128,987
  Avon Lake City School District GO, FGIC Insured, Pre-Refunded, 5.50%, 12/01/26 ................       4,000,000         4,251,800
  Avon Lake Water System Revenue, Series A, AMBAC Insured, Pre-Refunded, 5.75%,
    10/01/26 ....................................................................................       2,020,000         2,157,845
  Avon Local School District GO, School Improvement, MBIA Insured, Pre-Refunded, 5.25%,
     12/01/23 ...................................................................................       1,000,000         1,101,750
     12/01/29 ...................................................................................       2,295,000         2,528,516
  Bluffton Exempted Village School District GO, Improvement, AMBAC Insured, 5.50%,
    12/01/28 ....................................................................................       1,190,000         1,386,112
  Bowling Green MFHR, Village Apartments, Refunding, Series A, GNMA Secured, 5.40%,
    9/20/36 .....................................................................................       2,940,000         3,000,711
  Brookville Local School District GO, FSA Insured, Pre-Refunded,
     5.25%, 12/01/22 ............................................................................       1,075,000         1,184,381
     5.00%, 12/01/31 ............................................................................       3,000,000         3,264,870
  Buckeye Local School District GO, Construction and Improvement Bonds, FGIC Insured,
    Pre-Refunded, 5.50%, 12/01/25 ...............................................................         750,000           798,795
  Butler County GO,
     Judgement Bonds, FSA Insured, Pre-Refunded, 4.75%, 12/01/26 ................................       4,000,000         4,298,760
     Limited Tax, Various Purpose, Refunding, FGIC Insured, 5.00%, 12/01/26 .....................       2,130,000         2,232,091


                                       Quarterly Statements of Investments | 145

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                            AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  OHIO (CONTINUED)
  Butler County Transportation ID Revenue, Highway, XLCA Insured,
     4.75%, 12/01/28 ............................................................................   $   6,845,000   $     6,953,904
     5.00%, 12/01/31 ............................................................................      12,540,000        13,091,258
  Canal Winchester Local School District GO, Capital Appreciation, MBIA Insured, zero cpn.,
     12/01/32 ...................................................................................       1,455,000           428,745
     12/01/33 ...................................................................................       2,000,000           559,800
  Central Local School District GO, Classroom Facilities, FSA Insured, 5.75%, 12/01/22 ..........       1,555,000         1,672,993
  Chillicothe City School District GO, Capital Appreciation, Refunding, FGIC Insured, zero cpn.,
     12/01/22 ...................................................................................       1,905,000           964,902
     12/01/23 ...................................................................................       1,905,000           912,057
     12/01/24 ...................................................................................       1,905,000           860,927
  Cincinnati City School District COP, School Improvement Project, Refunding, FSA Insured,
    5.00%, 12/15/27 .............................................................................       7,000,000         7,320,670
  Cincinnati City School District GO,
     Classroom Facilities Construction and Improvement, FSA Insured, Pre-Refunded, 5.00%,
       12/01/27 .................................................................................       2,500,000         2,720,725
     School Improvement, FSA Insured, 5.00%, 12/01/22 ...........................................       9,510,000         9,896,962
  Cincinnati Technical College Revenue, AMBAC Insured,
     5.25%, 10/01/23 ............................................................................       2,510,000         2,666,022
     5.00%, 10/01/28 ............................................................................       2,715,000         2,810,405
  Circleville GO, Capital Facilities Improvement, AMBAC Insured, 5.625%, 12/01/20 ...............       2,035,000         2,176,555
a Cleveland Airport System Revenue, Series C, FSA Insured, 5.00%, 1/01/26 .......................       9,500,000         9,907,835
  Cleveland Municipal School District GO, FSA Insured, 5.00%, 12/01/27 ..........................       4,000,000         4,175,480
  Cleveland State University General Receipt Revenue, FGIC Insured, 5.25%, 6/01/24 ..............       1,000,000         1,065,520
  Cleveland Waterworks Revenue,
     Improvement, Series I, FSA Insured, Pre-Refunded, 5.00%, 1/01/28 ...........................       4,785,000         4,838,544
     Refunding and Improvement, Series I, FSA Insured, 5.00%, 1/01/28 ...........................       6,715,000         6,786,313
     Series K, FGIC Insured, Pre-Refunded, 5.00%, 1/01/22 .......................................       2,075,000         2,208,340
     Series K, FGIC Insured, Pre-Refunded, 5.00%, 1/01/23 .......................................       4,285,000         4,560,354
     Series K, FGIC Insured, Pre-Refunded, 5.00%, 1/01/25 .......................................       8,150,000         8,673,719
  Cleveland-Cuyahoga County Port Authority Revenue, Student Housing, Euclid Avenue Housing
    Corp., Fenn Project, AMBAC Insured, 5.00%,
     8/01/25 ....................................................................................       2,440,000         2,540,577
     8/01/28 ....................................................................................       2,145,000         2,220,719
  Clyde-Green Springs Exempted Village School District GO, School Facilities Construction,
    Refunding and Improvement, MBIA Insured, 5.125%, 12/01/32 ...................................       1,000,000         1,043,150
  Columbus City School District GO, Linden Elementary Construction, FSA Insured, 5.00%,
    12/01/28 ....................................................................................         900,000           926,190
  Columbus Municipal Airport Authority Revenue, Airport Improvement, Port Columbus
    International, Series B, AMBAC Insured, Pre-Refunded, 5.00%, 1/01/18 ........................       3,565,000         3,604,892
  Columbus Tax Increment Financing Revenue, Easton Project, AMBAC Insured, Pre-Refunded,
    5.30%, 12/01/19 .............................................................................       1,500,000         1,559,970
  Crawford County GO, Refunding, AMBAC Insured, 5.25%, 12/01/31 .................................       1,330,000         1,398,229
  Cuyahoga Community College District General Receipts Revenue, Series A, AMBAC Insured,
    5.00%,
     12/01/22 ...................................................................................       1,000,000         1,046,820
     12/01/32 ...................................................................................       3,000,000         3,100,230


146 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                            AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  OHIO (CONTINUED)
  Cuyahoga County Hospital Revenue, University Hospitals Health System Inc., AMBAC Insured,
     5.40%, 1/15/19 .............................................................................   $   1,500,000   $     1,565,865
     5.50%, 1/15/30 .............................................................................       1,760,000         1,840,010
  Cuyahoga County MFHR, Rockefeller Park Project, Series A, GNMA Secured, 5.75%,
    1/20/29 .....................................................................................       1,000,000         1,031,440
  Cuyahoga County Utility System Revenue,
     AMBAC Insured, 5.125%, 2/15/28 .............................................................       1,000,000         1,022,640
     Medical Center Co. Project, Refunding, Series B, MBIA Insured, 6.10%, 8/15/15 ..............       2,945,000         2,948,563
  Darke County GO, Real Estate Acquisition and Improvement, FGIC Insured, 5.125%,
    12/01/27 ....................................................................................       1,020,000         1,060,667
  Dayton City School District GO, School Facilities Construction and Improvement, Series A,
    FGIC Insured,
     4.75%, 12/01/25 ............................................................................       9,400,000         9,531,412
     5.00%, 12/01/29 ............................................................................       8,275,000         8,567,769
  Deerfield Township Tax Increment Revenue, Refunding, Series B, MBIA Insured, 5.00%,
    12/01/25 ....................................................................................       1,000,000         1,033,850
  Dublin City School District GO, Capital Appreciation Bonds, FGIC Insured, zero cpn.,
    12/01/16 ....................................................................................       4,635,000         3,215,346
  Eastlake GO, Capital Facilities, MBIA Insured, 5.00%, 12/01/27 ................................       1,950,000         2,013,356
  Eaton City School District GO, FGIC Insured, Pre-Refunded, 5.00%, 12/01/25 ....................       1,250,000         1,357,625
  Edgewood City School District GO, School Improvement, Refunding, FSA Insured, 5.00%,
    12/01/24 ....................................................................................       2,220,000         2,337,926
  Fairborn Ohio City School District GO, School Improvement, FSA Insured, 5.00%,
     12/01/23 ...................................................................................       1,205,000         1,271,468
     12/01/24 ...................................................................................       1,265,000         1,331,096
     12/01/25 ...................................................................................       1,330,000         1,396,593
  Fairfield County GO, FGIC Insured, 5.00%, 12/01/20 ............................................       1,600,000         1,682,976
  Fairless Ohio Local School District GO, Various Purpose School Facilities Construction,
    FSA Insured, 5.00%, 12/01/28 ................................................................       2,085,000         2,171,006
  Field Local School District GO, School Facilities Construction and Improvement,
    AMBAC Insured, 5.00%, 12/01/27 ..............................................................       1,290,000         1,341,419
  Finneytown Local School District GO, FGIC Insured, 5.80%, 12/01/24 ............................       1,980,000         2,023,085
  Franklin County Convention Facilities Authority Revenue, Tax and Lease Revenue Anticipation
    Bonds, Refunding, AMBAC Insured, 5.00%, 12/01/24 ............................................       7,255,000         7,585,320
  Franklin County Hospital Revenue,
     OhioHealth Corp., Refunding, Series C, MBIA Insured, 5.00%, 5/15/33 ........................       5,250,000         5,383,035
     The Children's Hospital Project, AMBAC Insured, Pre-Refunded, 5.50%, 5/01/21 ...............       3,365,000         3,630,465
     The Children's Hospital Project, AMBAC Insured, Pre-Refunded, 5.50%, 5/01/28 ...............       4,265,000         4,601,466
     The Children's Hospital Project, Series C, FGIC Insured, 5.00%, 5/01/35 ....................      10,000,000        10,298,800
  Franklin GO, MBIA Insured, 5.25%, 12/01/27 ....................................................       1,500,000         1,571,595
  Garfield Heights GO, Various Purpose, Refunding and Improvement, FGIC Insured, 5.00%,
    12/01/27 ....................................................................................       2,655,000         2,769,404
  Georgetown Exempted Village School District GO, Classroom Facilities, FSA Insured, 5.125%,
    12/01/31 ....................................................................................       1,000,000         1,052,420
  Graham Local School District GO, School Improvement, Refunding, MBIA Insured, 5.00%,
    12/01/33 ....................................................................................       6,055,000         6,309,855


                                       Quarterly Statements of Investments | 147

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                            AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  OHIO (CONTINUED)
  Grand Valley Local School District GO, Classroom Facilities Improvement, FGIC Insured,
    5.00%, 12/01/24 .............................................................................   $   1,300,000   $     1,345,773
  Greater Cleveland Regional Transit Authority GO, Capital Improvement, Series A,
    MBIA Insured, Pre-Refunded, 5.125%, 12/01/21 ................................................       1,750,000         1,872,500
  Green Community Learning Centers Income Tax Revenue, MBIA Insured, 5.00%,
     12/01/27 ...................................................................................       1,205,000         1,254,393
     12/01/28 ...................................................................................       1,265,000         1,313,943
     12/01/32 ...................................................................................       2,675,000         2,770,845
  Greene County GO, AMBAC Insured, Pre-Refunded, 5.00%,
     12/01/22 ...................................................................................       1,475,000         1,589,475
     12/01/28 ...................................................................................       2,620,000         2,823,338
  Greene County Sewer System Revenue, Governmental Enterprise,
     AMBAC Insured, Pre-Refunded, 5.625%, 12/01/25 ..............................................       1,890,000         2,036,834
     MBIA Insured, Pre-Refunded, 5.25%, 12/01/25 ................................................       5,000,000         5,193,900
  Greene County Water System Revenue,
     Governmental Enterprise, MBIA Insured, Pre-Refunded, 5.25%, 12/01/21 .......................       5,400,000         5,850,576
     Series A, FGIC Insured, Pre-Refunded, 6.125%, 12/01/21 .....................................       2,100,000         2,142,000
  Guernsey County GO, Refunding, FGIC Insured, 5.00%, 12/01/23 ..................................       2,690,000         2,807,230
  Hamilton County Convention Facilities Authority Revenue,
     FGIC Insured, 5.00%, 12/01/28 ..............................................................       5,400,000         5,596,560
     second lien, FGIC Insured, Pre-Refunded, 5.00%, 12/01/33 ...................................       7,235,000         7,886,367
  Hamilton County Hospital Facilities Revenue, Cincinnati Children's Hospital, Series J,
    FGIC Insured, 5.25%, 5/15/34 ................................................................       5,000,000         5,236,100
  Hamilton County Sales Tax Revenue,
     Refunding, Sub Series B, AMBAC Insured, 5.25%, 12/01/32 ....................................       3,965,000         4,112,339
     Refunding, Sub Series B, AMBAC Insured, 5.60%, 12/01/32 ....................................         245,000           259,122
     Sub Series B, AMBAC Insured, Pre-Refunded, 5.25%, 12/01/32 .................................      15,755,000        16,668,632
     Sub Series B, AMBAC Insured, Pre-Refunded, 5.60%, 12/01/32 .................................         955,000         1,019,835
  Hamilton County Sewer System Revenue,
     Improvement, Series A, MBIA Insured, Pre-Refunded, 5.25%, 12/01/21 .........................       1,000,000         1,074,640
     Metropolitan Sewer District Improvement, Series B, MBIA Insured, 5.00%, 12/01/30 ...........       4,000,000         4,176,600
  Hamilton GO, One Renaissance Center, Series A, AMBAC Insured, 5.25%,
     11/01/18 ...................................................................................       1,010,000         1,072,125
     11/01/19 ...................................................................................       1,015,000         1,076,296
     11/01/20 ...................................................................................       1,120,000         1,187,222
     11/01/21 ...................................................................................       1,180,000         1,247,732
  Hamilton Wastewater System Revenue, Series A, FSA Insured, Pre-Refunded, 5.20%,
    10/15/23 ....................................................................................       7,275,000         7,465,605
  Heath City School District GO, School Improvement, Series A, FGIC Insured, Pre-Refunded,
     5.60%, 12/01/21 ............................................................................       1,000,000         1,067,890
     5.50%, 12/01/27 ............................................................................       1,170,000         1,246,120
  Highland Local School District GO, School Improvement, FSA Insured, Pre-Refunded, 5.00%,
     12/01/23 ...................................................................................       3,680,000         3,920,525
     12/01/26 ...................................................................................       3,675,000         3,915,198


148 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                            AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  OHIO (CONTINUED)
  Hilliard School District GO,
     Capital Appreciation, School Construction, Refunding, MBIA Insured, zero cpn.,
       12/01/19 .................................................................................   $   2,190,000   $     1,284,523
     Capital Appreciation, School Construction, Refunding, MBIA Insured, zero cpn.,
       12/01/20 .................................................................................       4,525,000         2,519,294
     School Improvement, FGIC Insured, Pre-Refunded, 5.75%, 12/01/28 ............................       4,000,000         4,324,920
     School Improvement, Series A, FGIC Insured, 5.25%, 12/01/28 ................................       3,010,000         3,148,159
  Huber Heights Water System Revenue, Refunding and Improvement, MBIA Insured, 5.00%,
     12/01/27 ...................................................................................       3,205,000         3,361,949
     12/01/30 ...................................................................................       2,250,000         2,349,338
  Hudson City School District COP, MBIA Insured, 5.00%, 6/01/34 .................................       6,720,000         6,953,117
  Independence Local School District GO, FGIC Insured, 5.25%, 12/01/21 ..........................       1,390,000         1,482,616
  Ironton City School District GO, Refunding, MBIA Insured, 5.00%, 12/01/34 .....................       5,130,000         5,344,844
  Jackson Center Local School District Shelby County GO, Facilities Construction and
    Improvement, MBIA Insured, 5.00%, 12/01/28 ..................................................       1,175,000         1,211,578
  Jackson City School District GO, School Improvement, MBIA Insured, Pre-Refunded, 5.25%,
    12/01/27 ....................................................................................       3,000,000         3,197,400
  Jackson Local School District GO, Stark and Summit Counties Local School District,
    FSA Insured, Pre-Refunded,
     5.50%, 12/01/20 ............................................................................       4,000,000         4,260,240
     5.625%, 12/01/25 ...........................................................................       3,500,000         3,740,100
  Jonathan Alder Local School District GO, School Facilities Construction and Improvement,
    MBIA Insured, Pre-Refunded,
     4.75%, 12/01/22 ............................................................................       1,105,000         1,178,140
     5.00%, 12/01/27 ............................................................................       6,195,000         6,675,794
     5.00%, 12/01/30 ............................................................................       3,320,000         3,577,665
  Kenston Local School District GO, School Improvement, MBIA Insured, 5.00%,
     12/01/24 ...................................................................................       2,380,000         2,471,273
     12/01/25 ...................................................................................       2,500,000         2,592,175
  Kettering City School District GO, School Improvement, FSA Insured, Pre-Refunded, 5.00%,
     12/01/28 ...................................................................................       2,970,000         3,237,389
     12/01/31 ...................................................................................       2,595,000         2,828,628
  Keystone Local School District Lorain County GO, School Improvement, FSA Insured, 5.00%,
    12/01/30 ....................................................................................       6,170,000         6,415,813
  Lake County Hospital Facilities Revenue, Lake Hospital System Inc., AMBAC Insured,
    Pre-Refunded, 5.00%, 8/15/23 ................................................................       1,500,000         1,532,580
  Lake Local School District GO, MBIA Insured, Pre-Refunded,
     5.30%, 12/01/21 ............................................................................       1,575,000         1,709,348
     5.375%, 12/01/25 ...........................................................................       1,900,000         2,067,352
  Lakewood City School District GO,
     FGIC Insured, 5.00%, 12/01/30 ..............................................................       9,170,000         9,580,633
     FGIC Insured, 4.50%, 12/01/34 ..............................................................       6,000,000         5,880,480
     School Improvement, FSA Insured, Pre-Refunded, 5.125%, 12/01/31 ............................      21,900,000        24,174,972
     School Improvement, Refunding, FSA Insured, 4.50%, 12/01/31 ................................       2,220,000         2,203,883


                                       Quarterly Statements of Investments | 149

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                            AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  OHIO (CONTINUED)
  Lakota Local School District GO,
     FSA Insured, 5.00%, 12/01/29 ...............................................................   $   2,865,000   $     2,995,443
     Refunding, Series A, FGIC Insured, 5.25%, 12/01/26 .........................................       2,000,000         2,231,020
  Lebanon City School District GO, FSA Insured, Pre-Refunded, 5.00%, 12/01/29 ...................       6,250,000         6,658,500
  Licking County Joint Vocational School District GO, School Facilities Construction and
    Improvement, MBIA Insured,
     5.00%, 12/01/21 ............................................................................       2,200,000         2,298,604
     4.75%, 12/01/23 ............................................................................       2,230,000         2,278,636
  Licking Heights Local School District GO, School Facilities Construction and Improvement,
     Refunding, Series A, MBIA Insured, 5.00%, 12/01/24 .........................................       2,085,000         2,181,681
     Refunding, Series A, MBIA Insured, 5.00%, 12/01/25 .........................................       2,215,000         2,311,928
     Refunding, Series A, MBIA Insured, 5.00%, 12/01/26 .........................................       2,345,000         2,441,520
     Series A, FGIC Insured, Pre-Refunded, 5.625%, 12/01/28 .....................................       4,000,000         4,274,400
  Little Miami Local School District GO,
     Refunding, FSA Insured, 4.50%, 12/01/34 ....................................................      20,255,000        20,005,256
     School Improvement, FSA Insured, Pre-Refunded, 5.00%, 12/01/34 .............................       4,000,000         4,426,800
  Logan Hocking Local School District GO, Construction and Improvement, MBIA Insured,
    Pre-Refunded, 5.00%,
     12/01/22 ...................................................................................       1,200,000         1,278,432
     12/01/29 ...................................................................................       1,000,000         1,065,360
  London City School District GO, School Facilities Construction and Improvement,
    FGIC Insured, Pre-Refunded, 5.00%,
     12/01/22 ...................................................................................         700,000           745,752
     12/01/29 ...................................................................................       1,500,000         1,598,040
  Lorain County GO, Sewer System Improvement, MBIA Insured, 5.00%, 12/01/19 .....................       1,640,000         1,717,621
  Lorain County Health Facilities Revenue, Catholic Healthcare Partners, Series A,
    AMBAC Insured, 5.50%, 9/01/29 ...............................................................       6,250,000         6,557,937
  Lorain County Hospital Revenue, Catholic Healthcare Partners, Refunding, Series B,
    MBIA Insured, 5.50%, 9/01/27 ................................................................       5,000,000         5,106,350
  Lorain GO, Urban Renewal, MBIA Insured, 5.70%, 12/01/28 .......................................       1,050,000         1,124,256
  Louisville City School District GO, FGIC Insured, 5.00%, 12/01/24 .............................       3,500,000         3,600,555
  Loveland City School District GO, Series A, MBIA Insured, Pre-Refunded, 5.00%,
    12/01/24 ....................................................................................       4,000,000         4,176,000
  Lucas County GO, 8.00%,
     12/01/08 ...................................................................................         110,000           114,945
     12/01/09 ...................................................................................         120,000           130,722
     12/01/10 ...................................................................................         220,000           247,196
  Lucas County Hospital Revenue, ProMedica Healthcare Obligated Group,
     MBIA Insured, ETM, 5.75%, 11/15/14 .........................................................       4,460,000         4,549,824
     Refunding, AMBAC Insured, 5.375%, 11/15/29 .................................................         750,000           778,890
     Refunding, MBIA Insured, 5.75%, 11/15/14 ...................................................         300,000           303,288
  Mad River Local School District GO, Classroom Facilities, FGIC Insured, Pre-Refunded,
    5.125%, 12/01/24 ............................................................................       4,180,000         4,528,236
  Madison Local School District Butler County GO,
     MBIA Insured, Pre-Refunded, 5.75%, 12/01/26 ................................................       1,000,000         1,058,340
     School Improvement, FGIC Insured, Pre-Refunded, 5.60%, 12/01/26 ............................       1,120,000         1,206,218


150 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                            AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  OHIO (CONTINUED)
  Mahoning County Hospital Facilities Revenue, Western Reserve Care, MBIA Insured, ETM,
    5.50%, 10/15/25 .............................................................................   $   4,750,000   $     5,343,607
  Mahoning County Sewer System Revenue, AMBAC Insured, 5.375%, 12/01/18 .........................       1,905,000         2,007,146
  Marion County City School District GO, School Facilities Construction and Improvement
    Project, FSA Insured, Pre-Refunded,
     5.55%, 12/01/20 ............................................................................       1,000,000         1,075,570
     5.625%, 12/01/22 ...........................................................................       1,100,000         1,185,459
  Marion County GO, AMBAC Insured, Pre-Refunded, 5.05%, 12/01/31 ................................       1,500,000         1,614,015
  Martins Ferry City School District GO, School Facilities Construction and Improvement,
    FSA Insured, 5.00%, 12/01/32 ................................................................       3,610,000         3,767,974
  Marysville Exempted Village School District COP, School Facilities Project, MBIA Insured,
    Pre-Refunded, 5.25%,
     12/01/28 ...................................................................................       2,120,000         2,361,065
     12/01/30 ...................................................................................       2,650,000         2,951,331
  Marysville Exempted Village School District GO,
     Capital Appreciation, Refunding, MBIA Insured, zero cpn., 12/01/20 .........................       1,000,000           563,870
     Capital Appreciation, Refunding, MBIA Insured, zero cpn., 12/01/21 .........................       1,000,000           534,390
     FSA Insured, Pre-Refunded, 5.30%, 12/01/21 .................................................       2,000,000         2,137,000
     FSA Insured, Pre-Refunded, 5.35%, 12/01/25 .................................................       2,010,000         2,150,519
     FSA Insured, Pre-Refunded, 5.375%, 12/01/29 ................................................       2,465,000         2,639,078
     Refunding, MBIA Insured, 5.00%, 12/01/29 ...................................................       1,000,000         1,030,220
     School, Refunding, FSA Insured, 5.00%, 12/01/29 ............................................       5,500,000         5,750,415
     School Improvement, AMBAC Insured, Pre-Refunded, 6.00%, 12/01/29 ...........................       2,890,000         3,145,187
  Marysville Wastewater Treatment System Revenue,
     first mortgage, MBIA Insured, Pre-Refunded, 5.00%, 12/01/35 ................................       4,780,000         5,272,436
     Refunding, XLCA Insured, 4.75%, 12/01/46 ...................................................      15,205,000        15,237,995
     XLCA Insured, 4.25%, 12/01/27 ..............................................................       1,170,000         1,134,701
     XLCA Insured, 4.75%, 12/01/47 ..............................................................       5,500,000         5,521,670
  Marysville Water System Mortgage Revenue, AMBAC Insured,
     5.00%, 12/01/32 ............................................................................       1,250,000         1,303,925
     4.50%, 12/01/38 ............................................................................       2,500,000         2,438,750
  Mason City School District GO, School Improvement, FSA Insured, 5.00%, 12/01/31 ...............       5,000,000         5,450,150
  Maumee City School District GO, School Facilities Construction and Improvement,
    FSA Insured, 5.00%, 12/01/27 ................................................................       3,610,000         3,757,613
  Medina GO, 5.00%, 12/01/22 ....................................................................       1,100,000         1,156,914
  Miami University General Receipts Revenue, Refunding, AMBAC Insured, 5.00%,
    12/01/22 ....................................................................................       1,675,000         1,755,233
  Middletown City School District GO, FGIC Insured, 5.00%, 12/01/31 .............................      14,975,000        16,297,143
  Milford Exempted Village School District GO, School Improvement, FSA Insured,
    Pre-Refunded,
     5.00%, 12/01/22 ............................................................................       2,000,000         2,130,720
     5.125%, 12/01/30 ...........................................................................       7,325,000         7,837,750
  Minerva Local School District GO, Classroom Facilities, MBIA Insured, Pre-Refunded,
    5.30%, 12/01/29 .............................................................................       1,300,000         1,418,690
  Minster School District School Facilities and Construction GO, FSA Insured, Pre-Refunded,
     5.70%, 12/01/23 ............................................................................       3,190,000         3,444,594
     5.75%, 12/01/27 ............................................................................       3,260,000         3,524,810


                                       Quarterly Statements of Investments | 151

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                            AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  OHIO (CONTINUED)
  Monroe Local School District GO,
     AMBAC Insured, Pre-Refunded, 5.00%, 12/01/23 ...............................................   $   1,000,000   $     1,077,610
     School Improvement, Refunding, AMBAC Insured, 4.50%, 12/01/29 ..............................       5,115,000         5,065,640
  Morley Library District GO, Lake County District Library, Library Improvement, AMBAC Insured,
    4.75%, 12/01/21 .............................................................................       1,000,000         1,029,510
  New Albany Community Authority Community Facilities Revenue, Refunding, Series B,
    AMBAC Insured,
     5.125%, 10/01/21 ...........................................................................       3,000,000         3,139,860
     5.20%, 10/01/24 ............................................................................       5,000,000         5,231,650
  New Lexington HDC Mortgage Revenue, Lincoln Park, Refunding, Series A, MBIA Insured,
    5.85%, 1/01/21 ..............................................................................         810,000           810,332
  Newark City School District GO, School Improvement, Series A, FGIC Insured, 5.00%,
    12/01/33 ....................................................................................       5,535,000         5,767,968
  Nordonia Hills Local School District GO, School Improvement, AMBAC Insured, Pre-Refunded,
    5.45%, 12/01/25 .............................................................................       3,035,000         3,255,766
  Oak Hills Local School District GO, MBIA Insured, Pre-Refunded, 5.45%, 12/01/21 ...............       5,000,000         5,050,000
  Ohio Capital Corp. HMR, Refunding, Series G, MBIA Insured, 6.35%, 7/01/22 .....................         525,000           525,567
  Ohio Center Local Government Capital Asset Financing Program Fractionalized Interests GO,
    FSA Insured,
     4.875%, 12/01/18 ...........................................................................       1,255,000         1,324,590
     5.25%, 12/01/23 ............................................................................       1,410,000         1,506,134
  Ohio HFA,
     MFHR, Wind River Apartment Project, Series A, GNMA Secured, 5.65%, 5/01/32 .................       2,035,000         2,058,647
     RMR, Series C, GNMA Secured, 5.75%, 9/01/30 ................................................         190,000           191,587
  Ohio HFA Capital Fund Revenue, Series A, FSA Insured, 5.00%, 4/01/27 ..........................       5,545,000         5,677,470
  Ohio State Air Quality Development Authority Revenue,
     Cincinnati Gas and Electric, Refunding, Series B, MBIA Insured, 5.45%, 1/01/24 .............       3,500,000         3,500,000
     JMG Funding LP Project, AMBAC Insured, 5.625%, 10/01/22 ....................................       6,875,000         6,991,806
     Ohio Power Co., Refunding, Series C, AMBAC Insured, 5.15%, 5/01/26 .........................       9,075,000         9,264,214
     Pollution Control, Dayton Power, Refunding, Series B, FGIC Insured, 4.80%, 1/01/34 .........      28,270,000        28,393,823
  Ohio State Building Authority Revenue, State Facilities,
     Administration Building Fund Project, Refunding, Series A, FSA Insured, 5.00%,
       4/01/22 ..................................................................................       3,100,000         3,216,777
     Adult Correction, Series A, FSA Insured, 5.00%, 4/01/24 ....................................       5,390,000         5,672,975
  Ohio State Department of Transportation COP, Panhandle Rail Line Project, FSA Insured,
    6.50%, 4/15/12 ..............................................................................         700,000           701,680
  Ohio State GO, Common Schools, Series B, 4.625%, 9/15/22 ......................................       5,000,000         5,105,700
  Ohio State Higher Educational Facility Commission Revenue,
     FGIC Insured, 5.00%, 5/01/23 ...............................................................       8,460,000         8,800,515
     Higher Educational Facility, Oberlin College, AMBAC Insured, Pre-Refunded, 5.00%,
       10/01/26 .................................................................................       8,000,000         8,329,520
     Higher Educational Facility, Xavier University Project, CIFG Insured, 5.00%, 5/01/23 .......       3,385,000         3,535,971
     Higher Educational Facility, Xavier University Project, CIFG Insured, 5.00%, 5/01/24 .......       2,000,000         2,080,620
     Hospital, University Hospitals Health System Inc. Project, Series A, AMBAC Insured,
       4.75%, 1/15/46 ...........................................................................      15,000,000        14,999,250
     Hospital, University Hospitals Health System Inc. Project, Series A, AMBAC Insured,
       5.25%, 1/15/46 ...........................................................................      13,500,000        14,095,350
     University of Dayton Project, XLCA Insured, 5.00%, 12/01/34 ................................       8,500,000         8,814,330


152 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                            AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  OHIO (CONTINUED)
  Ohio State Higher Educational Facility Revenue,
     Case Western Reserve University Project, Refunding, MBIA Insured, 5.00%, 12/01/44 ..........   $  10,000,000   $    10,254,700
     Case Western Reserve University Project, Series A, AMBAC Insured, 5.00%, 12/01/34 ..........       4,935,000         5,094,647
     Otterbein College Project, CIFG Insured, 5.00%, 12/01/25 ...................................       2,205,000         2,302,351
     Otterbein College Project, CIFG Insured, 5.00%, 12/01/35 ...................................       3,225,000         3,334,392
  Ohio State Turnpike Commission Turnpike Revenue, AMBAC Insured, 5.25%, 2/15/31 ................      16,425,000        16,899,847
  Ohio State University General Receipts Athens Revenue,
     FSA Insured, Pre-Refunded, 5.00%, 12/01/24 .................................................       3,025,000         3,129,695
     MBIA Insured, 5.00%, 12/01/24 ..............................................................       2,155,000         2,250,790
  Ohio State University General Receipts Revenue,
     Series A, 5.125%, 12/01/31 .................................................................       2,500,000         2,601,950
     State University Ohio, Series B, MBIA Insured, 5.00%, 6/01/33 ..............................       5,255,000         5,420,165
  Ohio State Water Development Authority Pollution Control Facilities Revenue, Water Control
    Loan Fund, Water Quality Series, MBIA Insured, Pre-Refunded, 5.125%, 6/01/19 ................       3,000,000         3,030,000
  Ohio State Water Development Authority Revenue,
     Drinking Water Fund, Leverage, Pre-Refunded, 5.00%, 6/01/23 ................................       2,255,000         2,430,011
     Pure Water, Series I, AMBAC Insured, ETM, 7.00%, 12/01/09 ..................................       1,020,000         1,054,272
  Olentangy Local School District GO,
     BIG Insured, 7.75%, 12/01/08 ...............................................................         375,000           391,253
     BIG Insured, 7.75%, 12/01/09 ...............................................................         375,000           407,246
     BIG Insured, 7.75%, 12/01/10 ...............................................................         375,000           421,785
     FSA Insured, 5.00%, 12/01/25 ...............................................................          45,000            46,533
     FSA Insured, 5.00%, 12/01/30 ...............................................................       5,255,000         5,480,124
     FSA Insured, Pre-Refunded, 5.00%, 12/01/25 .................................................       1,790,000         1,915,998
     FSA Insured, Pre-Refunded, 5.00%, 12/01/30 .................................................       1,745,000         1,922,327
     FSA Insured, Pre-Refunded, 5.00%, 12/01/30 .................................................       3,910,000         4,185,225
     Refunding, FSA Insured, 5.00%, 12/01/30 ....................................................          90,000            92,547
     Refunding, Series A, FSA Insured, 4.50%, 12/01/32 ..........................................      11,300,000        11,199,430
     School Facilities Construction and Improvement, FSA Insured, Pre-Refunded, 5.625%,
       12/01/27 .................................................................................       4,500,000         4,808,700
     School Facilities Construction and Improvement, Series A, FGIC Insured, Pre-Refunded,
       5.25%, 12/01/32 ..........................................................................      11,200,000        12,369,952
  Ottawa and Glandorf Local School District GO, School Facilities Construction and
    Improvement, MBIA Insured, Pre-Refunded, 5.25%, 12/01/23 ....................................       2,175,000         2,368,619
  Perrysburg Exempted Village School District GO,
     Refunding, FSA Insured, Series B, 5.00%, 12/01/25 ..........................................       2,235,000         2,333,340
     Series B, FSA Insured, Pre-Refunded, 5.00%, 12/01/25 .......................................       2,765,000         2,886,660
  Pickerington Local School District GO,
     AMBAC Insured, Pre-Refunded, 5.00%, 12/01/25 ...............................................       7,000,000         7,308,000
     School Facilities Construction and Improvement, FGIC Insured, Pre-Refunded, 5.00%,
       12/01/28 .................................................................................       3,000,000         3,196,080
  Plain Local School District GO, FGIC Insured,
     6.00%, 12/01/25 ............................................................................         800,000           866,240
     Pre-Refunded, 6.00%, 12/01/25 ..............................................................       3,700,000         4,034,332
  Plainesville City School District GO, School Improvement, FGIC Insured, 5.00%,
    12/01/28 ....................................................................................       2,515,000         2,618,744


                                       Quarterly Statements of Investments | 153

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                            AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  OHIO (CONTINUED)
  Princeton City School District GO, MBIA Insured, Pre-Refunded, 5.00%,
     12/01/25 ...................................................................................   $   1,700,000   $     1,850,093
     12/01/26 ...................................................................................       2,725,000         2,965,590
     12/01/30 ...................................................................................       2,260,000         2,459,535
  Ravenna City School District GO, School Improvement, FSA Insured, 5.00%, 1/15/31 ..............       1,710,000         1,784,043
  Ridgewood Local School District GO, School Facilities Improvement, FSA Insured,
    Pre-Refunded, 6.00%, 12/01/24 ...............................................................       1,730,000         1,882,759
  Rittman Exempted Village School District GO, School Improvement, FSA Insured,
    Pre-Refunded, 5.125%, 12/01/31 ..............................................................       1,000,000         1,075,560
  Riverside Local School District GO, School Facilities Construction and Improvement,
    MBIA Insured, Pre-Refunded, 5.75%, 12/01/22 .................................................       1,000,000         1,081,230
  Rural Lorain County Water Authority Water Resource Revenue, AMBAC Insured,
    Pre-Refunded, 5.875%, 10/01/24 ..............................................................       3,100,000         3,275,305
  Shaker Heights GO, Urban Renewal, Refunding, AMBAC Insured,
     5.00%, 12/01/21 ............................................................................       1,225,000         1,289,656
     5.25%, 12/01/26 ............................................................................         725,000           764,150
  Shawnee State University Revenue, MBIA Insured, 5.00%,
     6/01/28 ....................................................................................       5,780,000         6,046,631
     6/01/34 ....................................................................................       5,470,000         5,692,191
  Sidney City School District GO, School Improvement,
     FGIC Insured, Pre-Refunded, 5.125%, 12/01/28 ...............................................       1,425,000         1,543,717
     Series B, FGIC Insured, Pre-Refunded, 5.25%, 12/01/23 ......................................       1,780,000         1,928,523
     Series B, FGIC Insured, Pre-Refunded, 5.25%, 12/01/28 ......................................       1,000,000         1,083,440
  South-Western City School District of Ohio Franklin and Pickway Counties GO, FGIC Insured,
    ETM, 7.875%, 12/01/07 .......................................................................         600,000           600,000
  Springboro Sewer System Revenue, Mortgage, MBIA Insured, 5.00%, 6/01/27 .......................       1,095,000         1,139,884
  St. Henry Local Consolidated School District GO, MBIA Insured, Pre-Refunded, 5.75%,
    12/01/22 ....................................................................................       1,515,000         1,638,063
  Steubenville City School District GO, School Facilities and Implementation, MBIA Insured,
    5.60%, 12/01/22 .............................................................................       1,500,000         1,607,475
  Streetsboro City School District GO, School Improvement, MBIA Insured, Pre-Refunded,
    5.00%, 12/01/25 .............................................................................       2,500,000         2,663,400
  Strongsville City School District COP, CIFG Insured, 5.00%, 12/01/34 ..........................       2,355,000         2,439,756
  Struthers City School District GO, Refunding, AMBAC Insured, 5.50%, 12/01/22 ..................       1,950,000         2,084,219
  Summit County GO, Sanitary Sewer System Improvement, FGIC Insured, Pre-Refunded,
    5.25%, 12/01/21 .............................................................................       4,505,000         4,877,383
  Swanton Local School District GO, School Improvement, FGIC Insured, Pre-Refunded,
    5.25%, 12/01/25 .............................................................................       1,895,000         2,053,119
  Sycamore Community City School District COP, Blue Ash Elementary School Project,
    AMBAC Insured, 5.125%, 12/01/25 .............................................................       1,000,000         1,036,990
  Sylvania City School District GO,
     Refunding, FGIC Insured, 5.00%, 12/01/22 ...................................................       1,550,000         1,613,070
     Various Purpose, FGIC Insured, Pre-Refunded, 5.30%, 12/01/20 ...............................       2,225,000         2,414,792
  Toledo City School District GO, School Facilities Improvement,
     FSA Insured, 5.00%, 12/01/23 ...............................................................       1,500,000         1,566,990
     Series B, FGIC Insured, 5.00%, 12/01/27 ....................................................       1,925,000         1,998,554


154 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                            AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  OHIO (CONTINUED)
  Toledo Sewer System Revenue, AMBAC Insured, 5.00%,
     11/15/22 ...................................................................................   $   1,000,000   $     1,047,570
     11/15/23 ...................................................................................       1,000,000         1,043,280
  Toledo Special Obligation, Industrial Development, Vehicle Storage Project, AMBAC Insured,
    5.25%, 12/01/26 .............................................................................       1,500,000         1,601,850
  Toledo Waterworks Revenue, MBIA Insured, 5.00%, 11/15/30 ......................................       6,425,000         6,685,341
  Trenton Water System Revenue, Improvement, FSA Insured, 5.125%, 12/01/34 ......................       2,750,000         2,889,067
  Tri-Valley Local School District GO, FGIC Insured, Pre-Refunded, 5.25%, 12/01/29 ..............       8,530,000         9,218,712
  Trotwood-Madison City School District GO, School Improvement, FGIC Insured, Pre-Refunded,
    5.375%, 12/01/22 ............................................................................       1,685,000         1,844,620
  Trumbull County GO, Refunding, MBIA Insured, 5.20%, 12/01/20 ..................................       1,475,000         1,572,173
  Twinsburg GO,
     Golf Course, Refunding, FGIC Insured, 5.00%, 12/01/21 ......................................       1,000,000         1,036,530
     Park Land and Conservation, FGIC Insured, 5.00%, 12/01/21 ..................................       1,000,000         1,036,530
  Union County GO, MBIA Insured, Pre-Refunded, 5.00%, 12/01/33 ..................................       2,895,000         3,150,600
  University of Akron General Receipts Revenue, FGIC Insured,
     4.75%, 1/01/25 .............................................................................       1,080,000         1,096,470
     5.00%, 1/01/28 .............................................................................       1,475,000         1,528,823
     5.00%, 1/01/35 .............................................................................       5,250,000         5,424,562
     Pre-Refunded, 5.70%, 1/01/24 ...............................................................       7,050,000         7,466,514
     Pre-Refunded, 5.75%, 1/01/29 ...............................................................       1,500,000         1,590,105
  University of Cincinnati COP, Jefferson Avenue Residence Hall, MBIA Insured, 5.125%,
    6/01/28 .....................................................................................       7,400,000         7,571,606
  University of Cincinnati General Receipts Revenue,
     AMBAC Insured, 5.00%, 6/01/31 ..............................................................       1,350,000         1,390,190
     Series A, AMBAC Insured, 5.00%, 6/01/23 ....................................................       1,845,000         1,931,272
     Series A, AMBAC Insured, 5.00%, 6/01/24 ....................................................       1,940,000         2,026,233
     Series A, AMBAC Insured, 5.00%, 6/01/25 ....................................................       2,005,000         2,090,654
  University of Toledo General Receipts Bonds Revenue, Series A, AMBAC Insured, 4.50%,
    6/01/30 .....................................................................................      10,000,000         9,874,500
  Upper Scioto Valley Local School District GO, School Facilities Construction and Improvement,
    FGIC Insured, 5.25%, 12/01/25 ...............................................................       1,160,000         1,211,284
  Van Wert City School District GO, School Improvement, FGIC Insured, Pre-Refunded, 5.00%,
     12/01/27 ...................................................................................       4,805,000         5,177,916
     12/01/30 ...................................................................................       2,500,000         2,694,025
  Wadsworth City School District GO, FGIC Insured, Pre-Refunded, 5.75%, 12/01/22 ................       1,200,000         1,283,736
  Warren City School District GO, School Improvement, FGIC Insured, 5.00%, 12/01/28 .............       3,000,000         3,116,070
  Warrensville Heights City School District GO, School Improvement, FGIC Insured,
    Pre-Refunded,
     5.625%, 12/01/20 ...........................................................................       3,500,000         3,771,915
     5.75%, 12/01/24 ............................................................................       2,750,000         2,973,382
  Waterville GO, Refunding, MBIA Insured, 5.05%, 12/01/26 .......................................       1,085,000         1,123,648
  West Chester Township GO, AMBAC Insured, 5.00%, 12/01/25 ......................................       1,500,000         1,541,430
  West Muskingum Local School District School Facilities GO, FGIC Insured, 5.00%,
    12/01/24 ....................................................................................       2,750,000         2,863,932
  Westerville City School District GO, Refunding, XLCA Insured, 5.00%, 12/01/27 .................       3,820,000         4,133,278


                                       Quarterly Statements of Investments | 155

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                            AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  OHIO (CONTINUED)
  Westfall Local School District GO, School Facilities Construction Improvement, FGIC Insured,
    Pre-Refunded, 6.00%, 12/01/22 ...............................................................   $   2,850,000   $     3,039,439
  Wheelersburg Local School District GO, School Improvement, FSA Insured, 5.00%,
    12/01/32 ....................................................................................       1,400,000         1,461,264
  Wilmington Water Revenue, first mortgage, System, AMBAC Insured, Pre-Refunded, 5.25%,
    6/15/29 .....................................................................................       3,320,000         3,387,263
  Woodmore Local School District GO, Refunding, AMBAC Insured, 5.65%, 12/01/08 ..................         500,000           505,965
  Zanesville City School District GO, School Improvement, MBIA Insured,
     4.75%, 12/01/22 ............................................................................       5,500,000         5,679,575
     4.75%, 12/01/26 ............................................................................       3,250,000         3,308,012
     5.05%, 12/01/29 ............................................................................       3,500,000         3,641,820
                                                                                                                    ----------------
                                                                                                                      1,186,480,726
                                                                                                                    ----------------
  U.S. TERRITORY 1.7%
  PUERTO RICO 1.7%
  Puerto Rico Commonwealth GO, Public Improvement, Series A, FGIC Insured, Pre-Refunded,
    5.00%, 7/01/32 ..............................................................................      10,000,000        10,737,700
  Puerto Rico Port Authority Revenue, Series D, FGIC Insured, 6.00%, 7/01/21 ....................      11,000,000        11,012,430
                                                                                                                    ----------------
                                                                                                                         21,750,130
                                                                                                                    ----------------
  TOTAL LONG TERM INVESTMENTS (COST $1,158,562,125) .............................................                     1,208,230,856
                                                                                                                    ----------------
  SHORT TERM INVESTMENTS 0.2%
  MUNICIPAL BONDS 0.2%
  OHIO 0.1%
b Cuyahoga County Hospital Revenue, University Hospitals of Cleveland, Daily VRDN and Put,
    3.63%, 1/01/16 ..............................................................................         500,000           500,000
b Ohio State Water Development Authority Pollution Control Facilities Revenue, First Energy
    General Corp., Refunding, Series A, Daily VRDN and Put, 3.62%, 5/15/19 ......................         700,000           700,000
                                                                                                                    ----------------
                                                                                                                          1,200,000
                                                                                                                    ----------------
  U.S. TERRITORY 0.1%
  PUERTO RICO 0.1%
b Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series A-3, FSA Insured,
    Daily VRDN and Put, 3.47%, 7/01/29 ..........................................................         300,000           300,000
b Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
    Series A, AMBAC Insured, Weekly VRDN and Put, 3.50%, 7/01/28 ................................         500,000           500,000
                                                                                                                    ----------------
                                                                                                                            800,000
                                                                                                                    ----------------
  TOTAL SHORT TERM INVESTMENTS (COST $2,000,000) ................................................                         2,000,000
                                                                                                                    ----------------
  TOTAL INVESTMENTS (COST $1,160,562,125) 98.8% .................................................                     1,210,230,856
  OTHER ASSETS, LESS LIABILITIES 1.2% ...........................................................                        14,417,067
                                                                                                                    ----------------
  NET ASSETS 100.0% .............................................................................                   $ 1,224,647,923
                                                                                                                    ================

See Selected Portfolio Abbreviations on page 176.

a A portion or all of the security purchased on a when-issued or delayed delivery basis.

b Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


156 | See Notes to Statements of Investments.
    | Quarterly Statements of Investments

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN OREGON TAX-FREE INCOME FUND                                                                  AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 98.4%
  MUNICIPAL BONDS 98.4%
  OREGON 83.2%
  Beaverton School District GO, FSA Insured, 4.125%, 6/01/26 ....................................   $   1,315,000   $     1,261,519
  Bend Sewer Revenue, AMBAC Insured, Pre-Refunded, 5.375%, 10/01/20 .............................       1,550,000         1,640,210
  Benton and Linn County School District No. 509J GO, Corvallis, FSA Insured, Pre-Refunded,
    5.00%, 6/01/22 ..............................................................................       5,000,000         5,407,900
  Benton County Hospital Facilities Authority Revenue, Samaritan Health Services Project,
    Refunding,
     5.20%, 10/01/17 ............................................................................       4,000,000         4,072,360
     5.125%, 10/01/28 ...........................................................................       4,500,000         4,543,785
  Clackamas County Canby School District No. 86 GO,
     5.25%, 6/15/20 .............................................................................       3,000,000         3,146,670
     FSA Insured, 5.00%, 6/15/23 ................................................................       1,000,000         1,057,110
     FSA Insured, 5.00%, 6/15/25 ................................................................       1,000,000         1,050,500
  Clackamas County Hospital Facility Authority Revenue,
     Gross Willamette Falls Project, Refunding, 5.375%, 4/01/22 .................................       2,125,000         2,130,567
     Gross Willamette Falls Project, Refunding, 5.125%, 4/01/26 .................................       1,000,000           961,430
     Kaiser Permanente, Series A, ETM, 5.375%, 4/01/14 ..........................................       2,500,000         2,591,375
     Willamette Falls Hospital Project, 6.00%, 4/01/19 ..........................................       1,000,000         1,020,510
     Willamette View Inc. Project, Refunding, 6.10%, 11/01/12 ...................................         500,000           512,775
     Willamette View Inc. Project, Refunding, 6.30%, 11/01/21 ...................................       1,500,000         1,522,410
  Clackamas County School District No. 7J Lake Oswego GO,
     MBIA Insured, Pre-Refunded, 5.00%, 6/01/26 .................................................       5,000,000         5,288,100
     Refunding, FSA Insured, 5.25%, 6/01/25 .....................................................       3,075,000         3,431,515
  Clackamas County School District No. 12 North Clackamas GO, Series A, FSA Insured, 4.75%,
    6/15/31 .....................................................................................       7,385,000         7,498,064
  Clackamas County School District No. 108 GO, FSA Insured, Pre-Refunded, 5.00%,
    6/15/25 .....................................................................................       5,000,000         5,291,100
  Clackamas Education Service District GO, AMBAC Insured, 4.125%, 6/01/36 .......................       1,000,000           955,580
  Columbia Gorge Community College District GO, MBIA Insured, 5.00%, 6/15/22 ....................       1,000,000         1,056,450
  Coos County School District No. 13 GO, FSA Insured,
     5.00%, 6/15/22 .............................................................................          55,000            57,072
     Pre-Refunded, 5.00%, 6/15/22 ...............................................................       2,465,000         2,639,892
  Curry County School District No. 17-C Brookings Harbor GO, Pre-Refunded, 5.375%,
    12/15/20 ....................................................................................       2,750,000         2,921,270
  Deschutes and Jefferson Counties School District No. 2J Redmond GO, Series A, FGIC Insured,
    5.00%, 6/15/21 ..............................................................................       1,000,000         1,056,940
  Deschutes County Administrative School District No. 1 GO, Series A, FSA Insured,
    Pre-Refunded, 5.125%, 6/15/21 ...............................................................       3,500,000         3,718,225
  Emerald Peoples Utility District Revenue, Refunding, Series A, FSA Insured, 5.25%,
    11/01/21 ....................................................................................       1,000,000         1,073,290
  Gresham Stormwater Revenue, FGIC Insured, Pre-Refunded, 5.30%, 5/01/21 ........................       1,190,000         1,268,409
  High Desert Education Service District GO, AMBAC Insured, 4.50%, 6/01/30 ......................       1,010,000         1,004,334
  Hillsboro GO, AMBAC Insured, 5.00%, 6/01/29 ...................................................       5,360,000         5,576,598
  Hillsboro Hospital Facility Authority Revenue, Hospital Tuality Healthcare Project,
    Radian Insured, 5.375%,
     10/01/26 ...................................................................................       2,000,000         2,013,900
     10/01/31 ...................................................................................       2,000,000         2,007,020


                                       Quarterly Statements of Investments | 157

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN OREGON TAX-FREE INCOME FUND                                                                  AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  OREGON (CONTINUED)
  Jackson County or Airport Revenue, Series A, XLCA Insured, 5.25%,
     12/01/27 ...................................................................................   $   1,000,000   $     1,063,120
     12/01/32 ...................................................................................       1,000,000         1,054,040
     12/01/37 ...................................................................................       1,475,000         1,548,676
  Jackson County School District No. 4 GO, FSA Insured,
     5.00%, 6/15/20 .............................................................................       1,450,000         1,499,662
     Pre-Refunded, 5.00%, 6/15/20 ...............................................................         550,000           582,021
  Jackson County School District No. 6 Central Point GO, Refunding, FSA Insured, 4.75%,
    6/15/20 .....................................................................................       2,155,000         2,253,333
  Jackson County School District No. 9 Eagle Point GO, Pre-Refunded, 5.00%,
     6/15/20 ....................................................................................       1,680,000         1,777,810
     6/15/21 ....................................................................................       1,500,000         1,587,330
  Jackson County School District No. 549C Medford GO, Series B, FSA Insured, 5.00%,
    12/15/32 ....................................................................................       5,765,000         6,014,452
  Klamath Falls Intercommunity Hospital Authority Revenue, Merle West Medical Center Project,
     Pre-Refunded, 6.25%, 9/01/31 ...............................................................       3,290,000         3,729,676
     Refunding, 6.25%, 9/01/31 ..................................................................       1,960,000         2,029,364
     Refunding, Assured Guaranty, 5.00%, 9/01/36 ................................................       5,000,000         5,088,200
  Lane and Douglas Counties School District No. 45J3 GO, South Lane District, Refunding,
    FSA Insured, 4.75%, 6/15/25 .................................................................       3,510,000         3,580,095
  Lane County Metropolitan Wastewater Management Commission Revenue, FGIC Insured, 4.75%,
    11/01/26 ....................................................................................       1,615,000         1,644,296
  Lane County School District No. 4J Eugene GO, FSA Insured, 4.75%, 7/01/22 .....................       5,150,000         5,288,123
  Lane County School District No. 19 Springfield GO, FSA Insured, zero cpn.,
     6/15/27 ....................................................................................       5,580,000         2,143,445
     6/15/28 ....................................................................................       2,000,000           728,620
     6/15/29 ....................................................................................       1,925,000           664,818
  Lane County School District No. 52 Bethel GO, Refunding, FSA Insured, 5.00%, 6/15/20 ..........       5,700,000         5,974,740
  Lebanon GO, AMBAC Insured, 5.00%,
     6/01/25 ....................................................................................       1,635,000         1,722,096
     6/01/27 ....................................................................................       1,675,000         1,754,914
  Linn County Community School District No. 9 GO,
     Lebanon, FGIC Insured, Pre-Refunded, 5.55%, 6/15/21 ........................................       1,155,000         1,281,623
     Lebanon, FGIC Insured, Pre-Refunded, 5.60%, 6/15/30 ........................................       9,495,000        10,559,769
     MBIA Insured, Pre-Refunded, 5.375%, 6/15/30 ................................................       5,000,000         5,262,000
  Linn County School District No. 55 GO, Sweet Home, FSA Insured, Pre-Refunded, 5.00%,
    6/15/29 .....................................................................................       1,000,000         1,058,220
  Medford Hospital Facilities Authority Revenue, Asante Health System,
     Refunding, Series A, MBIA Insured, 5.00%, 8/15/18 ..........................................       2,570,000         2,618,496
     Refunding, Series A, MBIA Insured, 5.00%, 8/15/24 ..........................................       1,715,000         1,739,353
     Series A, MBIA Insured, Pre-Refunded, 5.00%, 8/15/24 .......................................       3,585,000         3,662,866
  Multnomah County Educational Facilities Revenue, University of Portland Project, 6.00%,
    4/01/25 .....................................................................................       2,000,000         2,067,080
  Multnomah County School District No. 7 Reynolds GO, Series 2005, MBIA Insured, 5.00%,
    6/01/35 .....................................................................................       3,220,000         3,271,874
  Multnomah County School District No. 40 GO, FSA Insured, Pre-Refunded, 5.00%,
    12/01/20 ....................................................................................       3,490,000         3,667,711


158 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN OREGON TAX-FREE INCOME FUND                                                                  AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  OREGON (CONTINUED)
  Multnomah-Clackamas Counties Centennial School District No. 28-302 GO, FGIC Insured,
    Pre-Refunded, 5.00%, 6/15/21 ................................................................   $   5,000,000   $     5,291,100
  Multnomah-Clackamas Counties Centennial School District No. 28-JT GO, Capital Appreciation,
    AMBAC Insured, zero cpn., 6/01/16 ...........................................................       2,260,000         1,602,566
  Northern Wasco County Peoples Utilities District Hydroelectric Revenue, McNary Dam Fishway
    Project, 5.20%, 12/01/24 ....................................................................       5,000,000         5,003,800
  Oak Lodge Water District GO, AMBAC Insured,
     7.40%, 12/01/08 ............................................................................         215,000           219,375
     7.50%, 12/01/09 ............................................................................         215,000           219,478
  Oregon Coast Community College District GO, MBIA Insured, 5.00%, 6/15/23 ......................       3,745,000         3,929,703
  Oregon Health and Science University Revenue,
     Capital Appreciation, Refunding, Series A, MBIA Insured, zero cpn., 7/01/21 ................      11,480,000         6,267,047
     Series A, MBIA Insured, 5.00%, 7/01/32 .....................................................      24,750,000        25,463,047
  Oregon State Department of Administrative Services COP,
     FSA Insured, 4.625%, 5/01/30 ...............................................................       7,795,000         7,874,353
     Refunding, Series A, AMBAC Insured, 5.00%, 5/01/24 .........................................      10,000,000        10,199,200
     Refunding, Series B, AMBAC Insured, 5.00%, 5/01/26 .........................................       7,500,000         7,744,800
     Refunding, Series B, FSA Insured, 5.00%, 5/01/21 ...........................................       1,930,000         2,039,161
     Series A, AMBAC Insured, Pre-Refunded, 6.00%, 5/01/26 ......................................       2,000,000         2,146,160
     Series A, FSA Insured, 5.00%, 5/01/23 ......................................................       2,695,000         2,834,412
     Series A, FSA Insured, 5.00%, 5/01/30 ......................................................       4,760,000         4,947,782
     Series B, FGIC Insured, 5.00%, 11/01/30 ....................................................      19,100,000        19,896,279
  Oregon State Department of Administrative Services Lottery Revenue, Oregon Administration,
    Lottery, Series A, FSA Insured, 5.00%,
     4/01/25 ....................................................................................       5,000,000         5,281,900
     4/01/27 ....................................................................................       4,000,000         4,203,520
  Oregon State Department of Transportation Highway User Tax Revenue,
     Refunding, Series A, 5.00%, 11/15/25 .......................................................       1,295,000         1,357,613
     Refunding, Series A, 5.00%, 11/15/29 .......................................................       3,330,000         3,468,595
     senior lien, Series A, 4.50%, 11/15/32 .....................................................      20,000,000        19,851,200
     Series A, 5.00%, 11/15/28 ..................................................................      15,000,000        15,642,600
     Series A, 5.00%, 11/15/31 ..................................................................      15,540,000        16,293,224
     Series A, Pre-Refunded, 5.125%, 11/15/23 ...................................................       5,000,000         5,413,050
     Series A, Pre-Refunded, 5.125%, 11/15/26 ...................................................      14,200,000        15,373,062
a Oregon State EDR, Georgia-Pacific Corp. Project, Series CLVII, 6.35%, 8/01/25 .................       7,910,000         7,911,266
  Oregon State Facilities Authority Revenue,
     Senior College in Student Housing Project, Series A, XLCA Insured, 5.00%, 7/01/35 ..........       3,660,000         3,792,858
     Willamette University Projects, Refunding, Series A, FGIC Insured, 5.00%, 10/01/35 .........       5,210,000         5,425,173
  Oregon State GO,
     Elderly and Disabled Housing, Series A, 6.00%, 8/01/15 .....................................         910,000           911,128
     Elderly and Disabled Housing, Series A, 6.00%, 8/01/21 .....................................         455,000           455,419
     Elderly and Disabled Housing, Series A, 5.375%, 8/01/28 ....................................       1,435,000         1,444,026
     Elderly and Disabled Housing, Series A, 4.70%, 8/01/42 .....................................       3,205,000         2,963,119
     Elderly and Disabled Housing, Series B, 6.10%, 8/01/17 .....................................       1,410,000         1,411,269
     Elderly and Disabled Housing, Series B, 6.25%, 8/01/23 .....................................       2,015,000         2,016,189
     Elderly and Disabled Housing, Series C, 6.50%, 8/01/22 .....................................         335,000           335,469


                                       Quarterly Statements of Investments | 159

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN OREGON TAX-FREE INCOME FUND                                                                  AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  OREGON (CONTINUED)
  Oregon State GO, (continued)
     State Board of Higher Education, Baccalaureate, Series A, Pre-Refunded, 5.00%,
       8/01/27 ..................................................................................   $   6,000,000   $     6,126,420
     State Board of Higher Education, Refunding, Series A, 5.00%, 8/01/30 .......................       1,705,000         1,782,066
     State Board of Higher Education, Refunding, Series E, 5.00%, 8/01/29 .......................       7,745,000         8,055,497
     State Board of Higher Education, Series A, 5.00%, 8/01/31 ..................................       2,695,000         2,826,031
     State Board of Higher Education, Series A, 5.00%, 8/01/36 ..................................       2,715,000         2,833,048
     State Board of Higher Education, Series A, 5.00%, 8/01/37 ..................................       5,555,000         5,805,697
     State Board of Higher Education, Series A, Pre-Refunded, 5.60%, 8/01/25 ....................       8,000,000         8,381,440
     State Board of Higher Education, Series A, Pre-Refunded, 5.50%, 8/01/29 ....................       2,000,000         2,092,160
     State Board of Higher Education, Series A, Pre-Refunded, 5.00%, 8/01/31 ....................       2,000,000         2,120,340
     State Board of Higher Education, Series A, Pre-Refunded, 5.00%, 8/01/35 ....................       6,000,000         6,602,640
     State Board of Higher Education, Series C, 5.00%, 8/01/37 ..................................       1,115,000         1,177,886
     Veteran's Welfare, Series 77, 5.30%, 10/01/29 ..............................................       1,655,000         1,669,250
     Veteran's Welfare, Series A, 5.70%, 10/01/32 ...............................................       2,320,000         2,329,257
  Oregon State Health Housing Educational and Cultural Facilities Authority Revenue,
     Peacehealth, AMBAC Insured, 5.00%, 11/15/26 ................................................       5,500,000         5,677,100
     Reed College Project, Series A, 5.75%, 7/01/32 .............................................      10,735,000        11,460,364
  Oregon State Housing and Community Services Department MFHR, Series B, 6.00%,
    7/01/31 .....................................................................................       5,000,000         5,077,500
  Oregon State Housing and Community Services Department Mortgage Revenue, SFM Program,
     Series A, 6.35%, 7/01/14 ...................................................................         455,000           456,147
     Series A, 6.40%, 7/01/18 ...................................................................         235,000           234,807
     Series A, 6.45%, 7/01/26 ...................................................................         595,000           595,595
     Series C, 6.20%, 7/01/15 ...................................................................         490,000           490,147
     Series C, 6.40%, 7/01/26 ...................................................................         265,000           264,974
     Series D, 6.80%, 7/01/27 ...................................................................         405,000           405,024
     Series H, FHA Insured, 5.75%, 7/01/30 ......................................................       1,430,000         1,446,674
  Polk Marion and Benton Counties School District No. 13J GO, FSA Insured, Pre-Refunded,
    5.80%, 6/15/20 ..............................................................................       1,985,000         2,109,340
  Port Astoria PCR, James River Project, Refunding, 6.55%, 2/01/15 ..............................         945,000           946,361
  Port of Portland International Airport Revenue, Portland International Airport,
     Refunding, Series D, FGIC Insured, 5.00%, 7/01/23 ..........................................       3,000,000         3,058,770
     Series 7B, MBIA Insured, Pre-Refunded, 7.10%, 7/01/21 ......................................       2,800,000         3,177,104
     Series 12C, FGIC Insured, 5.00%, 7/01/18 ...................................................       1,500,000         1,533,105
     Series A, AMBAC Insured, 5.50%, 7/01/24 ....................................................      22,000,000        22,693,880
  Port St. Helens PCR, Portland General Electric Co. Project, Series A, 5.25%, 8/01/14 ..........       3,600,000         3,629,088
  Portland Community College District GO, Series B, Pre-Refunded, 5.00%,
     6/01/20 ....................................................................................       7,185,000         7,594,114
     6/01/21 ....................................................................................       6,290,000         6,648,153
  Portland GO,
     Central City Streetcar Project, Series A, 4.75%, 4/01/21 ...................................       3,600,000         3,632,868
     Limited Tax, Series A, 5.00%, 4/01/18 ......................................................       1,000,000         1,004,330
     Limited Tax, Series A, 5.00%, 6/01/24 ......................................................      10,000,000        10,378,000
     Limited Tax, Series A, MBIA Insured, 5.125%, 6/01/30 .......................................       6,315,000         6,554,275
     Limited Tax, Series B, zero cpn., 6/01/21 ..................................................       1,000,000           548,660


160 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN OREGON TAX-FREE INCOME FUND                                                                  AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  OREGON (CONTINUED)
  Portland Housing Authority MFR,
     Berry Ridge Project, Pre-Refunded, 6.30%, 5/01/29 ..........................................   $   1,500,000   $     1,517,340
     Housing, Lovejoy Station Apartments Project, MBIA Insured, 6.00%, 7/01/33 ..................       2,000,000         2,050,040
  Portland MFR,
     Civic Stadium Housing Project, Series A, 6.00%, 3/01/17 ....................................       1,000,000         1,003,860
     Housing Garden Park Estates Project, Series A, GNMA Secured, 5.875%, 3/20/37 ...............       3,175,000         3,243,485
  Portland River District Urban Renewal and Redevelopment Revenue, Series A, AMBAC Insured,
    5.00%, 6/15/21 ..............................................................................       3,000,000         3,147,420
  Portland Sewer System Revenue,
     first lien, Series A, FSA Insured, 5.00%, 10/01/24 .........................................       6,235,000         6,539,143
     second lien, Refunding, Series A, FSA Insured, 5.00%, 6/01/23 ..............................       2,500,000         2,607,075
     second lien, Series B, MBIA Insured, 5.00%, 6/15/28 ........................................       5,105,000         5,320,788
  Portland Urban Renewal and Redevelopment Revenue, Interstate Corridor, Refunding, Series A,
    FGIC Insured, 5.00%,
     6/15/24 ....................................................................................       1,295,000         1,359,556
     6/15/25 ....................................................................................       2,385,000         2,499,170
  Portland Urban Renewal and Redevelopment Tax Allocation, Convention Center, Series A,
    AMBAC Insured, 5.50%, 6/15/20 ...............................................................       3,000,000         3,176,640
  Portland Water System Revenue,
     MBIA Insured, 4.50%, 10/01/27 ..............................................................       1,000,000           996,040
     MBIA Insured, 4.50%, 10/01/28 ..............................................................       3,895,000         3,868,748
     second lien, Series A, MBIA Insured, 4.375%, 10/01/25 ......................................       3,415,000         3,379,382
  Redmond GO, Series C, MBIA Insured, 5.00%, 6/01/33 ............................................       1,260,000         1,304,579
  Salem Hospital Facility Authority Revenue, Salem Hospital Project, Series A, 5.00%,
     8/15/27 ....................................................................................      11,000,000        11,216,810
     8/15/36 ....................................................................................      27,000,000        27,130,410
  Salem-Keizer School District No. 24J GO, Pre-Refunded, 5.00%, 6/01/19 .........................       9,500,000         9,745,290
  Southwestern Community College District GO, MBIA Insured, Pre-Refunded, 5.00%,
    6/01/28 .....................................................................................       1,100,000         1,199,033
  Sunrise Water Authority Water Revenue, sub. lien,
     Series B, XLCA Insured, 5.00%, 9/01/25 .....................................................       1,160,000         1,212,896
     XLCA Insured, 5.00%, 3/01/25 ...............................................................       1,660,000         1,731,513
  Tillamook and Yamhill Counties School District No. 101 Nestucca Valley GO, FSA Insured,
    5.00%, 6/15/25 ..............................................................................       1,560,000         1,638,780
  Tri-County Metropolitan Transportation District Revenue, Limited Obligation, Airport Light
    Rail, Series 1, Pre-Refunded, 5.65%, 6/01/29 ................................................      14,080,000        14,714,022
  Washington and Clackamas Counties Tigard-Tualatin School District No. 23J GO, MBIA Insured,
    Pre-Refunded, 5.00%, 6/15/22 ................................................................       7,000,000         7,496,650
  Washington Clackamas and Yamhill Counties School District No. 88J GO, Sherwood,
     Series A, MBIA Insured, zero cpn., 6/15/27 .................................................       3,500,000         1,329,195
     Series A, MBIA Insured, zero cpn., 6/15/28 .................................................       2,960,000         1,065,452
     Series A, MBIA Insured, zero cpn., 12/15/31 ................................................       3,515,000         1,050,563
     Series B, MBIA Insured, 4.50%, 12/15/31 ....................................................       2,900,000         2,858,066
  Washington County Clean Water Services Sewer Revenue, senior lien, FGIC Insured, 5.00%,
    10/01/19 ....................................................................................       3,905,000         4,060,185


                                       Quarterly Statements of Investments | 161

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN OREGON TAX-FREE INCOME FUND                                                                  AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  OREGON (CONTINUED)
  Washington County GO,
     Obligations, Refunding, 5.00%, 6/01/24 .....................................................   $   3,680,000   $     3,918,022
     Obligations, Refunding, 4.375%, 6/01/26 ....................................................       1,000,000           993,100
     Pre-Refunded, 5.00%, 6/01/26 ...............................................................      10,000,000        10,569,400
  Washington County School District No. 48J Beaverton GO, Pre-Refunded, 5.00%, 6/01/22 ..........       4,155,000         4,447,470
  Washington County Unified Sewer Agency Revenue, senior lien, Refunding, Series A, 6.20%,
    10/01/10 ....................................................................................         470,000           470,663
  Washington Multnomah and Yamhill Counties School District No. 1J Hillsboro GO, FSA Insured,
    5.60%, 4/01/20 ..............................................................................       1,000,000         1,051,420
  Yamhill County McMinnville School District No. 40 GO, FSA Insured, 5.00%, 6/15/28 .............       4,000,000         4,201,000
                                                                                                                    ----------------
                                                                                                                        689,454,964
                                                                                                                    ----------------
  U.S. TERRITORIES 15.2%
  PUERTO RICO 14.2%
  Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds,
    Refunding, 5.625%, 5/15/43 ..................................................................      10,000,000         9,856,000
  Puerto Rico Commonwealth GO, Public Improvement, Series A,
     5.00%, 7/01/29 .............................................................................      10,000,000        10,032,900
     5.125%, 7/01/31 ............................................................................       9,885,000         9,963,091
     Pre-Refunded, 5.00%, 7/01/27 ...............................................................      10,000,000        10,737,700
     Pre-Refunded, 5.125%, 7/01/31 ..............................................................       5,115,000         5,442,974
  Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y,
    Pre-Refunded, 5.50%, 7/01/36 ................................................................      13,000,000        14,859,130
  Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
    Series D, Pre-Refunded, 5.375%, 7/01/36 .....................................................      10,000,000        10,887,000
  Puerto Rico Convention Center District Authority Hotel Occupancy Tax Revenue, Series A,
    AMBAC Insured, 5.00%, 7/01/31 ...............................................................       6,250,000         6,398,563
  Puerto Rico Electric Power Authority Power Revenue,
     Series II, FSA Insured, Pre-Refunded, 5.125%, 7/01/26 ......................................       9,150,000         9,952,180
     Series II, Pre-Refunded, 5.25%, 7/01/31 ....................................................      12,000,000        13,104,600
     Series RR, FGIC Insured, Pre-Refunded, 5.00%, 7/01/35 ......................................      10,000,000        11,017,900
  Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E,
    Pre-Refunded,
     5.50%, 8/01/29 .............................................................................       3,715,000         4,019,259
     5.50%, 8/01/29 .............................................................................       1,285,000         1,387,659
                                                                                                                    ----------------
                                                                                                                        117,658,956
                                                                                                                    ----------------
  VIRGIN ISLANDS 1.0%
  Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A, 5.50%,
     10/01/15 ...................................................................................       1,635,000         1,666,359
     10/01/18 ...................................................................................       2,400,000         2,440,968
  Virgin Islands Water and Power Authority Electric System Revenue, Refunding, 5.30%,
     7/01/18 ....................................................................................       2,500,000         2,493,900
     7/01/21 ....................................................................................       1,400,000         1,385,272
                                                                                                                    ----------------
                                                                                                                          7,986,499
                                                                                                                    ----------------
  TOTAL U.S. TERRITORIES ........................................................................                       125,645,455
                                                                                                                    ----------------
  TOTAL LONG TERM INVESTMENTS (COST $784,228,055) ...............................................                       815,100,419
                                                                                                                    ----------------


162 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN OREGON TAX-FREE INCOME FUND                                                                  AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS 0.2%
  MUNICIPAL BONDS 0.2%
  OREGON 0.2%
b Multnomah County Hospital Facilities Authority Revenue, Holladay Park Plaza Project,
    Refunding, Daily VRDN and Put, 3.62%, 11/15/33 ..............................................   $   1,800,000   $     1,800,000
                                                                                                                    ----------------
  U.S. TERRITORY 0.0% c
  PUERTO RICO 0.0% c
b Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series A-4, FSA Insured,
    Daily VRDN and Put, 3.47%, 7/01/31 ..........................................................         100,000           100,000
b Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
    Series A, AMBAC Insured, Weekly VRDN and Put, 3.50%, 7/01/28 ................................         100,000           100,000
                                                                                                                    ----------------
                                                                                                                            200,000
                                                                                                                    ----------------
  TOTAL SHORT TERM INVESTMENTS (COST $2,000,000) ................................................                         2,000,000
                                                                                                                    ----------------
  TOTAL INVESTMENTS (COST $786,228,055) 98.6% ...................................................                       817,100,419
  OTHER ASSETS, LESS LIABILITIES 1.4% ...........................................................                        11,850,481
                                                                                                                    ----------------
  NET ASSETS 100.0% .............................................................................                   $   828,950,900
                                                                                                                    ================

See Selected Portfolio Abbreviations on page 176.

a Upon review by the Internal Revenue Service (IRS), income generated by the bond has been deemed to be taxable. Georgia Pacific Corp., (GP) is contesting the IRS determination and is currently negotiating with the IRS on this matter. In various SEC filings, GP has stated that it will take steps to ensure that bondholders will be made whole with respect to any tax liability caused by the IRS determination.

b Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

c Rounds to less than 0.1% of net assets.


                                       Quarterly Statements of Investments |
                                   See Notes to Statements of Investments. | 163

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND                                                            AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 98.5%
  MUNICIPAL BONDS 98.5%
  PENNSYLVANIA 91.2%
  Allegheny County Airport Authority Airport Revenue, Pittsburgh International Airport,
    Refunding, FGIC Insured, 5.75%, 1/01/18 .....................................................   $   1,000,000   $     1,038,790
  Allegheny County Airport Revenue, Pittsburgh International Airport, Series B, MBIA Insured,
    Pre-Refunded, 5.00%, 1/01/19 ................................................................       6,000,000         6,067,140
  Allegheny County COP, AMBAC Insured, 5.00%, 12/01/28 ..........................................       4,000,000         4,083,360
  Allegheny County GO, MBIA Insured, Pre-Refunded, 5.00%, 11/01/27 ..............................       1,000,000         1,076,380
  Allegheny County Higher Education Building Authority University Revenue, Duquesne University,
    Series A, XLCA Insured, 5.00%,
     3/01/29 ....................................................................................       5,000,000         5,215,650
     3/01/33 ....................................................................................       6,630,000         6,892,681
  Allegheny County Hospital Development Authority Revenue,
     Health Center, Canterbury Place, Refunding, MBIA Insured, 5.375%, 12/01/21 .................       4,500,000         4,577,265
     Health System, Series A, MBIA Insured, Pre-Refunded, 6.50%, 11/15/30 .......................      10,000,000        11,096,200
  Allegheny County IDAR,
     County Guaranteed, Refunding, Series B, MBIA Insured, 5.00%, 11/01/29 ......................       1,485,000         1,529,149
     County Guaranteed, Series B, MBIA Insured, Pre-Refunded, 5.00%, 11/01/29 ...................       7,515,000         8,088,996
     Environmental Improvement, USX Corp., Refunding, 6.10%, 1/15/18 ............................       2,000,000         2,025,840
     Environmental Improvement, USX Corp., Refunding, 5.50%, 12/01/29 ...........................      10,000,000        10,178,600
     Environmental Improvement, USX Corp., Refunding, 5.60%, 9/01/30 ............................       7,530,000         7,698,521
     Series A, MBIA Insured, Pre-Refunded, 5.00%, 11/01/29 ......................................       5,000,000         5,381,900
  Allegheny County Port Authority Special Revenue, Transportation,
     MBIA Insured, Pre-Refunded, 6.125%, 3/01/29 ................................................      15,000,000        15,673,950
     Refunding, FGIC Insured, 5.00%, 3/01/25 ....................................................      13,250,000        13,636,105
     Refunding, FGIC Insured, 5.00%, 3/01/29 ....................................................      16,500,000        16,929,330
  Allegheny County Residential Finance Authority Mortgage Revenue, SFM,
     Refunding, Series DD-1, GNMA Secured, 5.35%, 11/01/19 ......................................         265,000           267,687
     Refunding, Series DD-2, GNMA Secured, 5.40%, 11/01/29 ......................................       1,290,000         1,301,339
     Series II-2, GNMA Secured, 5.90%, 11/01/32 .................................................         810,000           830,388
  Allegheny County Sanitation Authority Sewer Revenue,
     FGIC Insured, 5.00%, 12/01/37 ..............................................................      11,745,000        12,194,481
     Refunding, Series A, MBIA Insured, 5.00%, 12/01/30 .........................................       7,000,000         7,261,170
  Allegheny County, Notes, Series C-60, FSA Insured, 5.00%, 11/01/27 ............................       3,000,000         3,160,410
  Allegheny Valley School District GO, MBIA Insured, 5.00%, 11/01/28 ............................       1,550,000         1,613,225
  Allentown Parking Authority Parking Revenue, FSA Insured, 5.00%, 11/15/35 .....................       4,430,000         4,624,566
  Armstrong County GO, Refunding, MBIA Insured, 5.40%, 6/01/31 ..................................       2,500,000         2,598,875
  Bedford County GO, AMBAC Insured, 5.00%, 9/01/35 ..............................................       6,000,000         6,197,760
  Bucks County IDAR, AMBAC Insured, 5.125%, 9/15/31 .............................................       3,675,000         3,778,157
  Butler Area School District GO, FSA Insured, Pre-Refunded, 5.00%, 4/01/31 .....................       4,000,000         4,351,640
  Carbon County IDAR, Panther Creek Partner Project, Refunding, 6.65%, 5/01/10 ..................       2,600,000         2,645,422
  Catasauqua Area School District GO, Refunding, FSA Insured, 5.00%, 2/15/36 ....................       6,000,000         6,203,340
  Chichester School District GO, FSA Insured, 5.00%, 3/15/26 ....................................       1,830,000         1,899,943
  Clarion County Hospital Authority Revenue, Clarion Hospital Project, Refunding,
     5.55%, 7/01/09 .............................................................................       2,365,000         2,395,508
     5.60%, 7/01/10 .............................................................................         600,000           606,828
     5.75%, 7/01/12 .............................................................................       1,795,000         1,814,583
     5.75%, 7/01/17 .............................................................................       2,200,000         2,213,332
     5.625%, 7/01/21 ............................................................................       1,500,000         1,506,750


164 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND                                                            AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  PENNSYLVANIA (CONTINUED)
  Council Rock School District GO, Series A, MBIA Insured, Pre-Refunded, 5.00%, 11/15/22 ........   $   5,180,000   $     5,514,939
  Cumberland County Municipal Authority College Revenue, Dickinson College, Assn. of
    Independent Colleges and Universities of Pennsylvania Financing Program,
     Series GG1, MBIA Insured, 5.00%, 5/01/34 ...................................................       8,610,000         8,950,181
     Series A, AMBAC Insured, Pre-Refunded, 5.50%, 11/01/30 .....................................       1,200,000         1,275,960
  Dauphin County General Authority Hospital Revenue, Hapsco-Western Hospital Project,
    Series B, MBIA Insured, ETM, 6.25%, 7/01/16 .................................................       5,000,000         5,599,400
  Deer Lakes School District GO, Series A, FSA Insured, Pre-Refunded, 5.00%, 1/15/23 ............       1,000,000         1,001,880
  Delaware County Authority College Revenue,
     Cabrini College, Radian Insured, Pre-Refunded, 5.875%, 7/01/29 .............................       5,245,000         5,453,384
     Cabrini College, Refunding, Radian Insured, 5.875%, 7/01/29 ................................       1,140,000         1,151,594
     Eastern College, Series C, 5.625%, 10/01/28 ................................................       2,210,000         2,216,807
     Haverford College, 5.75%, 11/15/29 .........................................................       3,500,000         3,764,320
     Haverford College, 6.00%, 11/15/30 .........................................................       1,750,000         1,894,323
  Delaware County Authority Hospital Revenue, Crozer Keystone Obligation, Group A, 5.00%,
    12/15/31 ....................................................................................       5,000,000         4,526,800
  Delaware County Authority Revenue,
     Dunwoody Village Project, Pre-Refunded, 6.25%, 4/01/30 .....................................       1,800,000         1,918,908
     Health Facilities, Mercy Health Corp. Project, ETM, 6.00%, 12/15/26 ........................      10,800,000        11,049,912
  Delaware County IDAR, Philadelphia Suburban Water Co. Project, FGIC Insured, 6.00%,
    6/01/29 .....................................................................................       2,000,000         2,086,460
  Delaware County University Authority Revenue, Villanova University, Series A, MBIA Insured,
    5.00%, 12/01/28 .............................................................................       3,000,000         3,053,340
  Delaware Valley Regional Finance Authority Local Government Revenue, Series B,
    AMBAC Insured, 5.60%, 7/01/17 ...............................................................       5,000,000         5,677,750
  Erie County Hospital Authority Revenue, Hamot Health Foundation, CIFG Insured, 5.00%,
    11/01/35 ....................................................................................       6,000,000         6,148,680
  Erie County IDA Environmental Improvement Revenue, International Paper Co. Project,
    Refunding, Series B, 6.00%, 9/01/16 .........................................................         600,000           622,080
  Erie GO, Series E, FGIC Insured, 5.25%, 11/15/25 ..............................................       5,000,000         5,201,800
  Erie School District GO, AMBAC Insured, Pre-Refunded, 5.80%, 9/01/29 ..........................       3,000,000         3,202,830
  Greater Johnstown School District GO, Series C, MBIA Insured, 5.125%, 8/01/25 .................       3,610,000         3,740,104
  Hazleton Area School District GO, Series B, FGIC Insured, 5.00%, 3/01/23 ......................       4,455,000         4,464,222
  Hazleton Health Services Authority Hospital Revenue, Hazleton General Hospital, 5.50%,
    7/01/27 .....................................................................................       1,500,000         1,464,810
  Indiana County IDAR, Indiana University of Pennsylvania, Refunding, AMBAC Insured, 5.00%,
    11/01/29 ....................................................................................       1,250,000         1,300,238
  Johnstown RDA Sewer Revenue, Series A, FSA Insured, Pre-Refunded, 5.00%, 8/15/34 ..............       1,825,000         1,993,849
  Lancaster County Hospital Authority Revenue, Health Center,
     Masonic Homes Project, 5.00%, 11/01/31 .....................................................       3,000,000         3,006,270
     Willow Valley Retirement Project, 5.875%, 6/01/21 ..........................................       1,000,000         1,038,230
  Lancaster Parking Authority Parking Revenue, Guaranteed, Series A, AMBAC Insured, 5.00%,
     12/01/32 ...................................................................................       1,700,000         1,759,466
     12/01/35 ...................................................................................       2,500,000         2,581,375
  Latrobe IDAR, St. Vincent College Project, 5.70%, 5/01/31 .....................................       1,500,000         1,509,600


                                       Quarterly Statements of Investments | 165

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND                                                            AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  PENNSYLVANIA (CONTINUED)
  Lehigh County General Purpose Authority Revenues, Lehigh Valley Hospital, Health Network,
     Series A, MBIA Insured, 5.00%, 7/01/28 .....................................................   $   4,000,000   $     4,051,160
     Series B, FSA Insured, 5.25%, 7/01/19 ......................................................       2,750,000         2,905,045
  Lower Merion Township School District GO, Refunding, 4.375%, 5/15/18 ..........................       1,000,000         1,021,730
a Luzerne County GO, FSA Insured, 5.00%, 12/15/27 ...............................................       7,600,000         7,854,220
  Lycoming County Authority College Revenue, Pennsylvania College of Technology,
     AMBAC Insured, 5.25%, 5/01/32 ..............................................................       5,030,000         5,209,521
     Refunding, AMBAC Insured, 5.35%, 7/01/26 ...................................................       2,400,000         2,493,432
  Mercer County GO, FGIC Insured, 5.00%, 10/01/31 ...............................................       2,000,000         2,041,680
  Mercer County IDA Water Facilities Revenue, MBIA Insured, 6.00%, 7/01/30 ......................       5,000,000         5,279,550
  Monroe County Hospital Authority Revenue, Hospital, Pocono Medical Center,
     5.00%, 1/01/27 .............................................................................       1,000,000           941,350
     5.125%, 1/01/37 ............................................................................       2,000,000         1,848,180
     5.25%, 1/01/43 .............................................................................       2,000,000         1,861,160
  Montgomery County GO, 5.00%, 9/15/22 ..........................................................       3,335,000         3,462,497
  Montgomery County Higher Education and Health Authority Revenue, Faulkeways at Gwynedd
    Project, Pre-Refunded, 6.75%,
     11/15/24 ...................................................................................         400,000           429,844
     11/15/30 ...................................................................................       1,000,000         1,074,610
  Montgomery County IDA Retirement Community Revenue,
     Acts Retirement Communities, Refunding, Series B, 5.00%, 11/15/22 ..........................       1,000,000           998,930
     Adult Community Total Services Retirement-Life Communities Inc., 5.25%, 11/15/28 ...........       5,000,000         4,894,150
  Montour School District GO, FSA Insured, 5.00%, 4/01/32 .......................................       5,000,000         5,223,200
  Mount Pleasant Business District Authority Hospital Revenue, Frick Hospital, Pre-Refunded,
     5.70%, 12/01/13 ............................................................................       1,205,000         1,229,100
     5.75%, 12/01/17 ............................................................................         500,000           510,000
     5.75%, 12/01/27 ............................................................................       1,600,000         1,632,000
  Muhlenberg School District GO, Series AA, FGIC Insured,
     5.00%, 9/01/22 .............................................................................       1,390,000         1,441,486
     Pre-Refunded, 6.00%, 9/01/23 ...............................................................       4,000,000         4,291,240
  New Wilmington Municipal Authority College Revenue, Westminster College, Pre-Refunded,
    5.35%, 3/01/28 ..............................................................................       2,250,000         2,260,642
  Norristown Area School District GO, FGIC Insured, Pre-Refunded, 5.00%, 9/01/27 ................       5,000,000         5,390,650
  Northampton Boro Municipal Authority Water Revenue, MBIA Insured,
     5.00%, 5/15/34 .............................................................................         445,000           460,335
     Pre-Refunded, 5.00%, 5/15/34 ...............................................................       1,955,000         2,129,894
  Northeastern York School District GO, Series B, FGIC Insured, 5.00%,
     4/01/30 ....................................................................................       1,000,000         1,039,210
     4/01/31 ....................................................................................       2,000,000         2,076,880
  Norwin School District GO,
     FGIC Insured, Pre-Refunded, 6.00%, 4/01/30 .................................................       5,000,000         5,296,850
     FSA Insured, Pre-Refunded, 5.00%, 4/01/35 ..................................................       3,000,000         3,299,580
     Series A, MBIA Insured, 5.00%, 4/01/30 .....................................................       1,000,000         1,020,150
     Series B, MBIA Insured, Pre-Refunded, 5.00%, 4/01/31 .......................................       6,390,000         6,645,153
  Pennsbury School District GO, FGIC Insured, Pre-Refunded, 5.00%, 1/15/22 ......................       2,835,000         3,039,489
  Pennsylvania Economic Development Financing Authority Revenue, Lincoln University, Series A,
    FGIC Insured, 5.00%, 6/01/33 ................................................................       3,325,000         3,442,239


166 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND                                                            AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  PENNSYLVANIA (CONTINUED)
  Pennsylvania HFAR,
     Future Income Growth Securities, SFM, Series 64, zero cpn. to 10/01/08, 5.25% thereafter,
       4/01/30 ..................................................................................   $   3,050,000   $     2,924,828
     SFM, Refunding, Series 63A, zero cpn., 4/01/30 .............................................      10,885,000         3,039,092
     SFM, Refunding, Series 72A, 5.25%, 4/01/21 .................................................       7,000,000         7,118,650
  Pennsylvania State Higher Educational Facilities Authority College and University Revenues,
     Allegheny College, Series B, 6.125%, 11/01/13 ..............................................          90,000            90,103
     Drexel University, MBIA Insured, 5.75%, 5/01/22 ............................................       3,095,000         3,154,764
     Marywood University Project, MBIA Insured, Pre-Refunded, 5.65%, 6/01/25 ....................       2,500,000         2,645,400
  Pennsylvania State Higher Educational Facilities Authority Health Services Revenue, Allegheny
    Delaware Valley Obligation Group, Refunding, Series A, MBIA Insured, 5.875%, 11/15/21 .......      17,000,000        17,187,170
  Pennsylvania State Higher Educational Facilities Authority Revenue,
     Bryn Mawr College, AMBAC Insured, 5.125%, 12/01/29 .........................................       1,500,000         1,540,275
     Bryn Mawr College, Refunding, AMBAC Insured, 5.00%, 12/01/37 ...............................       5,000,000         5,203,100
     Drexel University, Series A, 5.00%, 5/01/20 ................................................       1,485,000         1,546,464
     Drexel University, Series A, 5.20%, 5/01/29 ................................................         750,000           778,868
     Drexel University, Series A, MBIA Insured, 5.00%, 5/01/37 ..................................       7,000,000         7,276,990
     La Salle University, Series A, 5.00%, 5/01/37 ..............................................       2,500,000         2,399,550
     Philadelphia University, Refunding, 5.00%, 6/01/30 .........................................       2,295,000         2,237,510
     Scranton University, Refunding, Series A, XLCA Insured, 5.00%, 11/01/35 ....................       5,000,000         5,190,900
     State System of Higher Education, Series R, FSA Insured, 5.00%, 6/15/24 ....................       3,140,000         3,178,622
     Temple University, First Series, MBIA Insured, Pre-Refunded, 5.00%, 7/15/31 ................       1,500,000         1,602,585
     Temple University, Refunding, MBIA Insured, 5.00%, 4/01/28 .................................       5,000,000         5,217,500
     Temple University, Refunding, MBIA Insured, 5.00%, 4/01/33 .................................      10,000,000        10,399,600
     Trustees University of Pennsylvania, Refunding, Series C, 5.00%, 7/15/38 ...................       5,000,000         5,152,850
     University Sciences Philadelphia, Refunding, Series A, XLCA Insured, 5.00%, 11/01/36 .......       8,315,000         8,627,062
     Widener University, 5.00%, 7/15/31 .........................................................         500,000           495,865
  Pennsylvania State Public School Building Authority Lease Revenue, School District of
    Philadelphia Project,
     FSA Insured, Pre-Refunded, 5.00%, 6/01/33 ..................................................      37,170,000        40,202,329
     Refunding, Series B, FSA Insured, 5.00%, 6/01/26 ...........................................      10,000,000        10,479,300
     Refunding, Series B, FSA Insured, 4.75%, 6/01/30 ...........................................       5,000,000         5,076,750
  Pennsylvania State Public School Building Authority Revenue,
     Career Institute of Technology, FGIC Insured, 5.00%, 11/15/28 ..............................       1,000,000         1,043,520
     Central Montgomery County Area, FGIC Insured, 5.00%, 5/15/24 ...............................       2,500,000         2,610,400
     Lehigh Career and Technical Institution, MBIA Insured, Pre-Refunded, 5.00%, 10/01/31 .......       1,000,000         1,062,750
  Pennsylvania State Turnpike Commission Oil Franchise Tax Revenue, Series B, MBIA Insured,
     5.00%, 12/01/24 ............................................................................       1,655,000         1,722,673
     Pre-Refunded, 5.00%, 12/01/31 ..............................................................       5,000,000         5,441,450
  Pennsylvania State Turnpike Commission Revenue, AMBAC Insured, Pre-Refunded, 5.00%,
     7/15/28 ....................................................................................      10,000,000        10,683,900
     7/15/31 ....................................................................................      10,000,000        10,683,900
  Pennsylvania State Turnpike Commission Turnpike Revenue,
     Series A, AMBAC Insured, 5.00%, 12/01/34 ...................................................       5,000,000         5,184,900
     Series R, AMBAC Insured, 5.00%, 12/01/26 ...................................................       2,000,000         2,076,640
     Series R, AMBAC Insured, 5.00%, 12/01/30 ...................................................      11,125,000        11,505,586
  Pennsylvania State University Revenue, 5.00%, 9/01/35 .........................................       1,000,000         1,042,260


                                       Quarterly Statements of Investments | 167

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND                                                            AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  PENNSYLVANIA (CONTINUED)
  Philadelphia Authority for IDR,
     Cultural and Commercial Corridors Program, Series A, FGIC Insured, 5.00%, 12/01/25 .........   $   5,690,000   $     5,958,397
     Please Touch Museum Project, 5.25%, 9/01/36 ................................................       7,210,000         7,167,028
     Series B, AMBAC Insured, 5.25%, 7/01/31 ....................................................       2,000,000         2,072,680
  Philadelphia Gas Works Revenue, Twelfth Series B, MBIA Insured, ETM, 7.00%, 5/15/20 ...........         935,000         1,122,542
  Philadelphia Hospitals and Higher Education Facilities Authority Hospital Revenue, Temple
    University Health System, Refunding, Series A, 5.00%, 7/01/34 ...............................       5,000,000         4,517,350
  Philadelphia Housing Authority Capital Fund Program Revenue, Series A, FSA Insured, 5.00%,
    12/01/21 ....................................................................................       5,000,000         5,255,750
  Philadelphia IDA Lease Revenue, Series B, FSA Insured, Pre-Refunded, 5.125%, 10/01/26 .........      12,000,000        12,912,600
  Philadelphia Parking Authority Airport Parking Revenue, FSA Insured, 5.25%,
     9/01/22 ....................................................................................       3,250,000         3,358,257
     9/01/29                                                                                           13,000,000        13,455,260
  Philadelphia RDA Revenue, Neighborhood Transformation, Series C, FGIC Insured, 5.00%,
    4/15/31 .....................................................................................      14,565,000        15,016,224
  Philadelphia School District GO,
     Series C, MBIA Insured, Pre-Refunded, 5.75%, 3/01/29 .......................................       8,000,000         8,433,360
     Series D, FGIC Insured, Pre-Refunded, 5.125%, 6/01/34 ......................................       5,000,000         5,486,250
  Philadelphia Water and Wastewater Revenue, Series A,
     FGIC Insured, 5.00%, 11/01/31 ..............................................................       2,765,000         2,832,466
     FGIC Insured, Pre-Refunded, 5.00%, 11/01/31 ................................................         250,000           269,095
     FSA Insured, 5.00%, 7/01/28 ................................................................       5,000,000         5,207,600
     FSA Insured, 5.00%, 7/01/29 ................................................................      11,645,000        12,113,245
     FSA Insured, 5.00%, 7/01/35 ................................................................       4,500,000         4,660,425
  Pine-Richland School District GO, FSA Insured, 5.00%, 7/15/35 .................................      12,485,000        12,972,664
  Pittsburgh Public Parking Authority Parking Revenue, AMBAC Insured, Pre-Refunded, 6.00%,
    12/01/24 ....................................................................................       2,000,000         2,132,940
  Pittsburgh Urban RDA Mortgage Revenue, Series C, GNMA Secured, 5.70%, 4/01/30 .................       1,310,000         1,322,262
  Pittsburgh Urban RDA Tax Allocation, Pre-Refunded, 6.10%, 5/01/19 .............................       1,000,000         1,039,370
  Pittsburgh Water and Sewer Authority Revenue, FGIC Insured, ETM, 7.25%, 9/01/14 ...............         915,000         1,038,854
  Plum Boro School District GO, FGIC Insured, Pre-Refunded, 5.25%, 9/15/30 ......................       8,870,000         9,498,706
  Reading Area Water Authority Water Revenue, FSA Insured, 5.00%, 12/01/27 ......................       3,685,000         3,875,441
  Reading School District GO, FSA Insured, 5.00%, 1/15/36 .......................................      23,790,000        24,737,318
  Sayre Health Care Facilities Authority Revenue, Guthrie Healthcare System,
     Refunding, Series A, 5.875%, 12/01/31 ......................................................         555,000           579,936
     Series A, Pre-Refunded, 5.875%, 12/01/31 ...................................................       1,945,000         2,143,215
a Scranton School District GO, Series C, FSA Insured, 5.00%, 7/15/38 ............................       5,000,000         5,201,050
  Scranton-Lackawanna Health and Welfare Authority Revenue, University of Scranton,
    XLCA Insured, 5.00%, 11/01/37 ...............................................................       8,125,000         8,413,600
  Seneca Valley School District GO, MBIA Insured, Pre-Refunded, 5.375%, 1/01/21 .................       2,000,000         2,156,880
  Southcentral General Authority Revenue,
     Wellspan Health Obligated, MBIA Insured, ETM, 5.25%, 5/15/31 ...............................       1,875,000         2,000,344
     Wellspan Health Obligated, MBIA Insured, Pre-Refunded, 5.25%, 5/15/31 ......................       8,125,000         8,725,762
     York College of Pennsylvania, Associates, XLCA Insured, 5.00%, 5/01/37 .....................       2,090,000         2,169,336
  Southern Lehigh School District GO, Series A, FGIC Insured, Pre-Refunded, 5.00%,
    9/01/25 .....................................................................................       6,900,000         7,410,324


168 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND                                                            AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  PENNSYLVANIA (CONTINUED)
  Southmoreland School District GO, MBIA Insured, 5.00%, 4/01/27 ................................   $   5,025,000   $     5,243,638
  State Public School Building Authority College Revenue, Westmoreland County Community
    College, FGIC Insured, 5.25%, 10/15/22 ......................................................       2,170,000         2,287,657
  State Public School Building Authority School Revenue,
     Daniel Boone School District Project, MBIA Insured, Pre-Refunded, 5.00%, 4/01/28 ...........      10,000,000        10,792,700
     Northwestern School District Project, Series E, FGIC Insured, Pre-Refunded, 5.75%,
       1/15/19 ..................................................................................       3,000,000         3,083,070
  Susquehanna Area Regional Airport Authority Revenue, Series A, AMBAC Insured, 5.00%,
    1/01/28 .....................................................................................       2,000,000         2,025,820
  Twin Valley School District GO, FSA Insured, 5.00%, 4/01/23 ...................................       2,915,000         3,075,558
  Upper St. Clair Township School District GO, FSA Insured, 5.00%, 7/15/28 ......................       1,000,000         1,030,640
  Washington County Authority Revenue, Capital Projects and Equipment Program, Refunding,
    AMBAC Insured, 6.15%, 12/01/29 ..............................................................       2,000,000         2,010,020
  Washington County GO,
     Refunding, Series A, AMBAC Insured, 5.125%, 9/01/27 ........................................       4,295,000         4,445,153
     Series A, AMBAC Insured, Pre-Refunded, 5.125%, 9/01/27 .....................................         705,000           760,984
  West Allegheny School District GO, Refunding, Series D, FGIC Insured, 4.75%,
     9/01/19 ....................................................................................       2,000,000         2,060,980
     9/01/20 ....................................................................................       3,805,000         3,912,035
  Wilkes-Barre Finance Authority Revenue, Wilkes University Project, Refunding, 5.00%,
    3/01/37 .....................................................................................       4,500,000         4,319,460
  Wyoming Area School District GO, Refunding, Series A, MBIA Insured, 5.00%, 9/01/26 ............       5,005,000         5,224,369
                                                                                                                    ----------------
                                                                                                                        849,972,651
                                                                                                                    ----------------
  U.S. TERRITORIES 7.3%
  PUERTO RICO 6.8%
  Puerto Rico Commonwealth GO,
     Public Improvement, Series A, 5.00%, 7/01/29 ...............................................       4,000,000         4,013,160
     Public Improvement, Series A, 5.00%, 7/01/33 ...............................................      13,960,000        13,993,085
     Public Improvement, Series A, Pre-Refunded, 5.00%, 7/01/27 .................................       5,000,000         5,368,850
     Public Improvement, Series A, Pre-Refunded, 5.00%, 7/01/33 .................................      16,040,000        17,349,345
     Series A, 5.00%, 7/01/28 ...................................................................       5,000,000         4,987,050
  Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, 5.00%,
    7/01/37 .....................................................................................       7,010,000         6,913,823
  Puerto Rico Electric Power Authority Power Revenue, Series TT, 5.00%, 7/01/32 .................       5,100,000         5,161,761
  Puerto Rico PBA Guaranteed Revenue, Government Facilities, Series I, 5.00%, 7/01/36 ...........       5,950,000         5,922,868
                                                                                                                    ----------------
                                                                                                                         63,709,942
                                                                                                                    ----------------
  VIRGIN ISLANDS 0.5%
  Virgin Islands PFAR, Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/33 ..........       5,000,000         4,796,700
                                                                                                                    ----------------
  TOTAL U.S. TERRITORIES ........................................................................                        68,506,642
                                                                                                                    ----------------
  TOTAL LONG TERM INVESTMENTS (COST $885,881,004) ...............................................                       918,479,293
                                                                                                                    ----------------


                                       Quarterly Statements of Investments | 169

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND                                                            AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS 1.7%
  MUNICIPAL BONDS 1.7%
  PENNSYLVANIA 1.4%
b Allentown Commercial and IDAR, Diocese of Allentown, Daily VRDN and Put, 3.58%,
    12/01/29 ....................................................................................   $   1,595,000   $     1,595,000
b Emmaus General Authority Revenue, FSA Insured, Weekly VRDN and Put, 3.61%,
    12/01/28 ....................................................................................       7,565,000         7,565,000
b York General Authority Pooled Financing Revenue,
     Sub Series 1996-B, AMBAC Insured, Weekly VRDN and Put, 3.61%, 9/01/26 ......................       2,225,000         2,225,000
     Sub Series A, AMBAC Insured, Weekly VRDN and Put, 3.61%, 9/01/26 ...........................       1,720,000         1,720,000
                                                                                                                    ----------------
                                                                                                                         13,105,000
                                                                                                                    ----------------
  U.S. TERRITORY 0.3%
  PUERTO RICO 0.3%
b Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series A-5, FGIC Insured,
    Weekly VRDN and Put, 3.57%, 7/01/32 .........................................................       1,900,000         1,900,000
b Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
    Series A, AMBAC Insured, Weekly VRDN and Put, 3.50%, 7/01/28 ................................         500,000           500,000
                                                                                                                    ----------------
                                                                                                                          2,400,000
                                                                                                                    ----------------
  TOTAL SHORT TERM INVESTMENTS (COST $15,505,000) ...............................................                        15,505,000
                                                                                                                    ----------------
  TOTAL INVESTMENTS (COST $901,386,004) 100.2% ..................................................                       933,984,293
  OTHER ASSETS, LESS LIABILITIES (0.2)% .........................................................                        (2,154,635)
                                                                                                                    ----------------
  NET ASSETS 100.0% .............................................................................                   $   931,829,658
                                                                                                                    ================

See Selected Portfolio Abbreviations on page 176.

a A portion or all of the security purchased on a when-issued or delayed delivery basis.

b Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


170 | See Notes to Statements of Investments.
    | Quarterly Statements of Investments

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN VIRGINIA TAX-FREE INCOME FUND                                                                AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 98.8%
  MUNICIPAL BONDS 98.8%
  VIRGINIA 79.8%
  Abingdon IDA Hospital Facilities Revenue, Johnston Memorial Hospital, Refunding, 5.375%,
    7/01/28 .....................................................................................   $   5,000,000   $     5,072,200
  Alexandria IDA Educational Facilities Revenue, Episcopal High School, Pre-Refunded, 5.875%,
    1/01/29 .....................................................................................       2,500,000         2,593,750
  Arlington County GO, Public Improvement, Pre-Refunded, 5.00%, 2/01/22 .........................       2,060,000         2,194,868
a Bedford County IDA, IDR, Nekoosa Packaging Corp. Project, Refunding,
     6.30%, 12/01/25 ............................................................................       2,000,000         2,013,260
     Series A, 6.55%, 12/01/25 ..................................................................       5,000,000         5,076,800
  Bristol Utility System Revenue, ETM, 5.00%, 7/15/21 ...........................................       1,245,000         1,334,142
  Caroline County IDA Lease Revenue, AMBAC Insured, 5.125%, 6/15/34 .............................       1,000,000         1,044,200
  Charlotte County IDA, Hospital Revenue, Halifax Regional Hospital Inc., 5.00%, 9/01/37 ........       2,500,000         2,461,750
  Chesapeake Toll Road Revenue, Expressway, Series A, 5.625%,
     7/15/19 ....................................................................................       3,045,000         3,128,250
     7/15/32 ....................................................................................       8,000,000         8,176,080
  Dinwiddie County IDA Lease Revenue, Refunding, Series B, MBIA Insured, 5.00%,
     2/15/30 ....................................................................................       1,410,000         1,452,258
     2/15/34 ....................................................................................       3,155,000         3,242,678
  Fairfax County EDA Revenue, National Wildlife Federation, MBIA Insured, 5.375%,
    9/01/29 .....................................................................................       8,000,000         8,314,720
  Fairfax County IDAR, Health Care, Inova Health System Project, Refunding, Series A, 5.00%,
     8/15/18 ....................................................................................       2,100,000         2,125,011
     8/15/25 ....................................................................................       5,000,000         5,033,050
  Fairfax County Redevelopment and Housing Authority MFHR, Paul Spring Center, Refunding,
    Series A, FHA Insured,
     5.90%, 6/15/17 .............................................................................       1,000,000         1,023,520
     6.00%, 12/15/28 ............................................................................       1,000,000         1,023,100
  Fairfax County Water Authority Water Revenue,
     Pre-Refunded, 5.00%, 4/01/27 ...............................................................       2,830,000         3,022,185
     Refunding, 5.00%, 4/01/27 ..................................................................      11,420,000        11,827,237
  Front Royal and Warren County IDA Lease Revenue, School and Capital Improvement, Series B,
    FSA Insured, 5.00%,
     4/01/29 ....................................................................................       7,115,000         7,387,718
     4/01/35 ....................................................................................       6,000,000         6,216,540
  Gloucester County IDA Lease Revenue, Courthouse Project, MBIA Insured, Pre-Refunded,
    5.50%, 11/01/30 .............................................................................       1,715,000         1,839,200
  Greater Richmond Convention Center Authority Hotel Tax Revenue,
     Convention Center Expansion Project, Pre-Refunded, 6.125%, 6/15/29 .........................       8,000,000         8,637,600
     Convention Center Expansion Project, Pre-Refunded, 6.25%, 6/15/32 ..........................       8,175,000         8,851,154
     Refunding, MBIA Insured, 5.00%, 6/15/30 ....................................................       8,000,000         8,309,840
  Hampton Convention Center Revenue, Refunding, AMBAC Insured,
     5.25%, 1/15/23 .............................................................................       3,000,000         3,181,620
     5.125%, 1/15/28 ............................................................................       2,605,000         2,709,825
     5.00%, 1/15/35 .............................................................................       8,600,000         8,837,446
  Hampton Redevelopment and Housing Authority Senior Living Assn. Revenue, Refunding,
    Series A, GNMA Secured, 6.00%, 1/20/26 ......................................................       1,060,000         1,090,252
  Hampton Roads Regional Jail Authority Jail Facilities Revenue, Series A, MBIA Insured, 5.00%,
    7/01/28 .....................................................................................      10,000,000        10,041,100


                                       Quarterly Statements of Investments | 171

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN VIRGINIA TAX-FREE INCOME FUND                                                                AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  VIRGINIA (CONTINUED)
  Harrisonburg GO, FSA Insured, 5.75%, 12/01/29 .................................................   $   1,000,000   $     1,089,420
  Harrisonburg IDAR, Hospital Facilities, Rockingham Memorial Hospital, AMBAC Insured, 5.00%,
     8/15/42 ....................................................................................       9,595,000         9,832,284
     8/15/46 ....................................................................................      15,000,000        15,317,100
  Isle Wight County IDA Environmental Improvement Revenue, International Paper Co. Project,
    Series A, 6.60%, 5/01/24 ....................................................................       2,000,000         2,074,140
  Isle Wight County IDAR, International Paper Co. Project, Series A, 5.85%, 1/01/18 .............       4,155,000         4,300,757
  King George County IDA Lease Revenue, FSA Insured, 5.00%, 3/01/32 .............................       3,595,000         3,737,182
  Loudoun County IDA Hospital Revenue, Loudoun Hospital Center, Series A, Pre-Refunded,
    6.10%, 6/01/32 ..............................................................................       1,500,000         1,682,175
  Loudoun County Sanitation Authority Water and Sewer Revenue, 5.00%, 1/01/33 ...................      10,060,000        10,472,762
  Lynchburg IDA Healthcare Facilities Revenue, Centra Health, Pre-Refunded, 5.20%,
    1/01/28 .....................................................................................       8,000,000         8,090,560
  Manassas Park GO, Series A, CIFG Insured, 5.00%, 4/01/29 ......................................       5,545,000         5,745,285
  Middle River Regional Jail Authority Jail Facility Revenue, MBIA Insured, 5.00%, 5/15/28 ......       1,000,000         1,043,520
  Middlesex County IDA Lease Revenue, School Facilities Project, MBIA Insured, Pre-Refunded,
     5.875%, 8/01/21 ............................................................................       1,420,000         1,507,884
     6.10%, 8/01/26 .............................................................................       1,725,000         1,837,970
  Montgomery County IDA Lease Revenue, Series B, AMBAC Insured, Pre-Refunded, 5.50%,
    1/15/22 .....................................................................................       1,000,000         1,075,380
  Newport News EDA, EDR, Series A, 5.00%, 1/15/31 ...............................................       6,000,000         6,263,880
  Newport News IDA Mortgage Revenue, Mennowood Communities Inc., Series A, GNMA Secured,
    6.25%, 8/01/36 ..............................................................................       2,950,000         3,012,747
  Newport News Redevelopment and Housing Authority Revenue, Refunding, Series A,
    GNMA Secured, 5.85%, 12/20/30 ...............................................................       4,060,000         4,145,138
  Newport News Water Revenue, FSA Insured, 5.00%, 6/01/37 .......................................       2,345,000         2,453,175
  Norfolk Airport Authority Revenue, Series B, FGIC Insured, 5.125%, 7/01/31 ....................       1,440,000         1,459,382
  Norfolk GO, Capital Improvements, Series B, FSA Insured, Pre-Refunded, 5.00%, 7/01/22 .........       1,720,000         1,843,118
  Norfolk Water Revenue, MBIA Insured, 5.90%, 11/01/25 ..........................................       5,000,000         5,005,200
  Northwestern Regional Jail Authority Jail Facilities Revenue, MBIA Insured, 5.00%,
    7/01/33 .....................................................................................       4,350,000         4,510,733
  Orange County IDAR, Public Facility, Orange County Project, AMBAC Insured, Pre-Refunded,
    5.00%, 2/01/34 ..............................................................................       1,000,000         1,074,200
  Peninsula Ports Authority Hospital Facilities Revenue, Whittaker Memorial Hospital Project,
    Refunding, FHA Insured, 8.70%, 8/01/23 ......................................................          50,000            55,444
  Powhatan Co. EDA Lease Revenue, Virginia Capital Projects, AMBAC Insured, 5.25%,
    7/15/33 .....................................................................................       1,000,000         1,049,240
  Prince William County IDA, MFHR, Remington Place Apartments Project, Series A-1,
    AMBAC Insured, 6.00%, 12/01/33 ..............................................................       2,080,000         2,135,494
  Prince William County Service Authority Water and Sewer System Revenue,
     FGIC Insured, 5.50%, 7/01/29 ...............................................................       5,000,000         5,223,200
     Refunding, 5.00%, 7/01/32 ..................................................................       7,045,000         7,355,966
  Richmond GO, FGIC Insured, 5.00%, 7/15/19 .....................................................       3,690,000         3,858,707
  Richmond IDA Student Housing Revenue, University Real Estate Foundation, 5.55%,
    1/01/31 .....................................................................................       4,400,000         4,633,772
  Richmond Public Facilities COP, 800 Megahertz Project, Series A, AMBAC Insured, 5.00%,
    8/01/22 .....................................................................................       2,000,000         2,064,540


172 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN VIRGINIA TAX-FREE INCOME FUND                                                                AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  VIRGINIA (CONTINUED)
  Richmond Public Utility Revenue, FSA Insured,
     5.00%, 1/15/35 .............................................................................   $   3,500,000   $     3,639,895
     Pre-Refunded, 5.00%, 1/15/33 ...............................................................       8,500,000         9,050,970
     Refunding, 5.00%, 1/15/37 ..................................................................       7,785,000         8,132,133
  Riverside Regional Jail Authority Jail Facility Revenue, MBIA Insured, 5.00%,
     7/01/28 ....................................................................................       7,000,000         7,297,220
     7/01/32 ....................................................................................      22,000,000        22,829,840
  Stafford County and Staunton IDAR, Virginia Municipal League Assn. Counties Program,
     Series A, MBIA Insured, 5.25%, 8/01/31 .....................................................       5,000,000         5,340,000
     Series C, MBIA Insured, 5.00%, 8/01/35 .....................................................       7,735,000         8,038,522
  Stafford County EDA Hospital Facilities Revenue, Medicorp Health System Obligation, 5.25%,
    6/15/37 .....................................................................................       5,000,000         5,061,600
  University of Virginia Revenue,
     General, 5.00%, 6/01/37 ....................................................................       5,000,000         5,212,300
     Series A, 5.00%, 6/01/33 ...................................................................      14,000,000        14,516,180
  Virginia Beach Development Authority Public Facility Revenue, 5.00%, 7/15/27 ..................       5,635,000         5,933,542
  Virginia Beach Water and Sewer Revenue, Pre-Refunded, 5.25%, 8/01/21 ..........................       1,865,000         1,961,514
  Virginia College Building Authority Educational Facilities Revenue,
     21st Century College Program, Pre-Refunded, 5.00%, 2/01/21 .................................       1,000,000         1,046,070
     Hampton University Project, Pre-Refunded, 6.00%, 4/01/20 ...................................       1,500,000         1,606,440
     Regent University Project, MBIA Insured, Pre-Refunded, 5.125%, 10/01/21 ....................       5,000,000         5,336,050
     Regent University Project, MBIA Insured, Pre-Refunded, 5.125%, 10/01/31 ....................       4,050,000         4,322,201
  Virginia Commonwealth Transportation Board Transportation Revenue,
     Northern Virginia Transportation Program, Refunding, Series A, 5.00%, 5/15/27 ..............       8,920,000         9,209,989
     U.S. Route 58 Corridor Development Program, Series B, Pre-Refunded, 5.00%, 5/15/24 .........       2,000,000         2,112,480
     U.S. Route 58 Corridor Development Program, Series B, Pre-Refunded, 5.00%, 5/15/26 .........      10,000,000        10,562,400
  Virginia Port Authority Revenue, MBIA Insured, 4.75%, 7/01/28 .................................       1,500,000         1,510,380
  Virginia State HDA, MFHR,
     Series C, 5.30%, 11/01/16 ..................................................................       1,000,000         1,028,800
     Series H, 5.55%, 5/01/15 ...................................................................       1,000,000         1,024,480
  Virginia State HDA Rental Housing Revenue,
     Series J, 5.80%, 2/01/19 ...................................................................       2,000,000         2,040,560
     Series L, 5.75%, 2/01/15 ...................................................................       1,000,000         1,031,080
  Virginia State Public School Authority GO, School Financing,
     Series A, 5.00%, 8/01/20 ...................................................................       3,000,000         3,155,130
     Series A, 5.00%, 8/01/21 ...................................................................       4,000,000         4,204,040
     Series C, 5.00%, 8/01/22 ...................................................................       2,000,000         2,094,340
     Series C, 5.00%, 8/01/26 ...................................................................      10,925,000        11,364,404
  Virginia State Resources Authority Airports Revenue, Revolving Fund, Series A, 5.00%,
    8/01/27 .....................................................................................       3,000,000         3,047,010
  Virginia State Resources Authority Infrastructure Revenue,
     Senior Series A, 5.00%, 11/01/31 ...........................................................       5,000,000         5,267,850
     Senior Series A, 5.00%, 11/01/36 ...........................................................       4,915,000         5,159,718
     Virginia Pooled Financing Program, Senior Series, 5.00%, 11/01/33 ..........................       5,000,000         5,183,250
   b Virginia Pooled Financing Program, Senior Series B, 5.00%, 11/01/32 ........................       2,505,000         2,628,622
  Virginia State Resources Authority Water and Sewer System Revenue,
     Rapidan Service Authority, Refunding, 5.30%, 10/01/18 ......................................       1,610,000         1,644,229
     Tuckahoe Service District Project, 5.00%, 11/01/35 .........................................       2,000,000         2,069,400


                                       Quarterly Statements of Investments | 173

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN VIRGINIA TAX-FREE INCOME FUND                                                                AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  VIRGINIA (CONTINUED)
  Winchester IDA Hospital Revenue, Valley Health System Obligated, 5.25%, 1/01/37 ...............   $   5,000,000   $     5,163,750
  York County Sewer Revenue, Pre-Refunded, 5.875%,
     6/01/24 ....................................................................................         500,000           524,140
     6/01/29 ....................................................................................       1,500,000         1,572,420
                                                                                                                    ----------------
                                                                                                                        452,134,658
                                                                                                                    ----------------
  DISTRICT OF COLUMBIA 4.1%
  Metropolitan Washington D.C. Airports Authority Airport System Revenue,
     Refunding, Series A, FGIC Insured, 5.00%, 10/01/25 .........................................       1,000,000         1,013,540
     Refunding, Series A, FSA Insured, 5.00%, 10/01/32 ..........................................      10,000,000        10,070,200
     Series B, FGIC Insured, Pre-Refunded, 5.25%, 10/01/32 ......................................       6,655,000         7,228,861
  Metropolitan Washington D.C. Airports Authority General Airport Revenue, Refunding, Series A,
    FGIC Insured, 5.00%, 10/01/27 ...............................................................       5,000,000         5,065,550
                                                                                                                    ----------------
                                                                                                                         23,378,151
                                                                                                                    ----------------
  U.S. TERRITORIES 14.9%
  PUERTO RICO 14.3%
  Puerto Rico Commonwealth GO, Public Improvement, Series A,
     5.00%, 7/01/29 .............................................................................       8,000,000         8,026,320
     5.125%, 7/01/31 ............................................................................       3,315,000         3,341,188
     5.00%, 7/01/33 .............................................................................         900,000           902,133
     FGIC Insured, Pre-Refunded, 5.00%, 7/01/32 .................................................      10,000,000        10,737,700
     Pre-Refunded, 5.125%, 7/01/31 ..............................................................       1,685,000         1,793,042
     Pre-Refunded, 5.00%, 7/01/33 ...............................................................       1,100,000         1,189,793
  Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y,
    Pre-Refunded, 5.50%, 7/01/36 ................................................................       4,500,000         5,143,545
  Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
     Series D, Pre-Refunded, 5.375%, 7/01/36 ....................................................       5,000,000         5,443,500
     Series D, Pre-Refunded, 5.25%, 7/01/38 .....................................................       3,000,000         3,250,290
     Series G, 5.00%, 7/01/33 ...................................................................       1,695,000         1,699,017
     Series G, Pre-Refunded, 5.00%, 7/01/33 .....................................................       3,305,000         3,587,016
  Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, Series A,
    AMBAC Insured, Pre-Refunded, 5.00%, 7/01/28 .................................................       4,000,000         4,044,920
  Puerto Rico Electric Power Authority Power Revenue,
     Series HH, FSA Insured, Pre-Refunded, 5.25%, 7/01/29 .......................................       5,910,000         6,268,737
     Series RR, FGIC Insured, Pre-Refunded, 5.00%, 7/01/35 ......................................       5,000,000         5,508,950
     Series RR, XLCA Insured, Pre-Refunded, 5.00%, 7/01/30 ......................................       1,000,000         1,101,790
     Series TT, 5.00%, 7/01/32 ..................................................................      10,000,000        10,121,100
  Puerto Rico Municipal Finance Agency Revenue, Series A, FSA Insured, 5.00%, 8/01/27 ...........       2,580,000         2,652,034
  Puerto Rico PBA Guaranteed Revenue, Government Facilities,
     Refunding, Series D, 5.375%, 7/01/33 .......................................................       1,315,000         1,340,261
     Series D, Pre-Refunded, 5.375%, 7/01/33 ....................................................       3,685,000         4,003,679
  Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E,
    Pre-Refunded, 5.70%, 8/01/25 ................................................................       1,000,000         1,050,130
                                                                                                                    ----------------
                                                                                                                         81,205,145
                                                                                                                    ----------------


174 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN VIRGINIA TAX-FREE INCOME FUND                                                                AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  U.S. TERRITORIES (CONTINUED)
  VIRGIN ISLANDS 0.6%
  Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A, 5.50%,
     10/01/15 ...................................................................................   $   1,500,000   $     1,528,770
     10/01/18 ...................................................................................       1,500,000         1,525,605
                                                                                                                    ----------------
                                                                                                                          3,054,375
                                                                                                                    ----------------
  TOTAL U.S. TERRITORIES ........................................................................                        84,259,520
                                                                                                                    ----------------
  TOTAL LONG TERM INVESTMENTS (COST $541,805,466) ...............................................                       559,772,329
                                                                                                                    ----------------
  SHORT TERM INVESTMENTS 0.2%
  MUNICIPAL BONDS 0.2%
  VIRGINIA 0.2%
c Loudoun County Sanitation Authority Water and Sewer Revenue, System, Parity Indebtness,
    Weekly VRDN and Put, 3.57%, 1/01/30 .........................................................         105,000           105,000
c Virginia Commonwealth University Revenue, General, Series B, AMBAC Insured, Daily VRDN
    and Put, 3.63%, 11/01/30 ....................................................................         100,000           100,000
c Virginia Small Business Financing Authority Revenue, Children's Hospital of the King's
    Daughters Inc. Project, Refunding, Weekly VRDN and Put, 3.59%, 1/01/36 ......................         680,000           680,000
                                                                                                                    ----------------
  TOTAL SHORT TERM INVESTMENTS (COST $885,000) ..................................................                           885,000
                                                                                                                    ----------------
  TOTAL INVESTMENTS (COST $542,690,466) 99.0% ...................................................                       560,657,329
  OTHER ASSETS, LESS LIABILITIES 1.0% ...........................................................                         5,763,829
                                                                                                                    ----------------
  NET ASSETS 100.0% .............................................................................                   $   566,421,158
                                                                                                                    ================

See Selected Portfolio Abbreviations on page 176.

a Upon review by the Internal Review Service (IRS), income generated by the bond has been deemed to be taxable. Georgia Pacific Corp., (GP) is contesting the IRS determination and is currently negotiating with the IRS on this matter. In various SEC filings, GP has stated that it will take steps to ensure that bondholders will be made whole with respect to any tax liability caused by the IRS determination.

b A portion or all of the security purchased on a when-issued or delayed delivery basis.

c Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                                       Quarterly Statements of Investments |
                                   See Notes to Statements of Investments. | 175

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2007 (UNAUDITED)

SELECTED PORTFOLIO ABBREVIATIONS

1915 ACT - Improvement Bond Act of 1915
ABAG     - The Association of Bay Area Governments
ACA      - American Capital Access Holdings Inc.
ACES     - Adjustable Convertible Exempt Security
AD       - Assessment District
AMBAC    - American Municipal Bond Assurance Corp.
BAN      - Bond Anticipation Note
BIG      - Bond Investors Guaranty Insurance Co. (acquired by
           in 1989 and no longer does business under this name)
CDA      - Community Development Authority/Agency
CDD      - Community Development District
CDR      - Community Development Revenue
CFD      - Community Facilities District
CIFG     - CDC IXIS Financial Guaranty
COP      - Certificate of Participation
CRDA     - Community Redevelopment Authority/Agency
EDA      - Economic Development Authority
EDC      - Economic Development Corp.
EDR      - Economic Development Revenue
ETM      - Escrow to Maturity
FGIC     - Financial Guaranty Insurance Co.
FHA      - Federal Housing Authority/Agency
FNMA     - Federal National Mortgage Association
FSA      - Financial Security Assurance Inc.
GNMA     - Government National Mortgage Association
GO       - General Obligation
HDA      - Housing Development Authority/Agency
HDC      - Housing Development Corp.
HFA      - Housing Finance Authority/Agency
HFAR     - Housing Finance Authority Revenue
HFC      - Housing Finance Corp.
HMR      - Home Mortgage Revenue
ID       - Improvement District
IDA      - Industrial Development Authority/Agency
IDAR     - Industrial Development Authority Revenue
IDB      - Industrial Development Bond/Board
IDR      - Industrial Development Revenue
IPCR     - Industrial Pollution Control Revenue
ISD      - Independent School District
MAC      - Municipal Assistance Corp.
MBIA     - Municipal Bond Investors Assurance Corp.
MBS      - Mortgage-Backed Security
MF       - Multi-Family
MFH      - Multi-Family Housing
MFHR     - Multi-Family Housing Revenue
MFMR     - Multi-Family Mortgage Revenue
MFR      - Multi-Family Revenue
MTA      - Metropolitan Transit Authority
PBA      - Public Building Authority
PCC      - Pollution Control Corp.
PCFA     - Pollution Control Financing Authority
PCR      - Pollution Control Revenue
PFAR     - Public Financing Authority Revenue
PUD      - Public Utility District
RDA      - Redevelopment Agency/Authority
RDAR     - Redevelopment Agency Revenue
RMR      - Residential Mortgage Revenue
SF       - Single Family
SFHR     - Single Family Housing Revenue
SFM      - Single Family Mortgage
SFMR     - Single Family Mortgage Revenue
SFR      - Single Family Revenue
UHSD     - Unified/Union High School District
USD      - Unified/Union School District
VHA      - Volunteer Hospital of America
XLCA     - XL Capital Assurance


176 | See Notes to Statements of Investments.
    | Quarterly Statements of Investments

Franklin Tax-Free Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company, consisting of twenty-five funds (Funds). All Funds are diversified, except the Franklin Double Tax-Free Income Fund which is non-diversified.

2. SECURITY VALUATION

Municipal securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust's pricing services use valuation models or matrix pricing, which considers information with respect to comparable bond and note transactions, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.

3. INCOME TAXES

At November 30, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                                          ------------------------------------------------
                                                                             FRANKLIN         FRANKLIN         FRANKLIN
                                                                             ALABAMA          ARIZONA          COLORADO
                                                                             TAX-FREE         TAX-FREE         TAX-FREE
                                                                           INCOME FUND      INCOME FUND      INCOME FUND
                                                                          ------------------------------------------------
Cost of investments ...................................................   $ 268,203,801   $ 1,001,852,606   $ 489,884,462
                                                                          ================================================

Unrealized appreciation ...............................................   $  10,637,940   $    39,183,498   $  19,835,038
Unrealized depreciation ...............................................        (373,691)       (6,131,720)     (2,999,223)
                                                                          ------------------------------------------------
Net unrealized appreciation (depreciation) ............................   $  10,264,249   $    33,051,778   $  16,835,815
                                                                          ================================================


                                       Quarterly Statements of Investments | 177

Franklin Tax-Free Trust

3. INCOME TAXES (CONTINUED)

                                                                          --------------------------------------------------------
                                                                              FRANKLIN           FRANKLIN        FRANKLIN FEDERAL
                                                                             CONNECTICUT          DOUBLE        INTERMEDIATE-TERM
                                                                              TAX-FREE           TAX-FREE            TAX-FREE
                                                                             INCOME FUND        INCOME FUND        INCOME FUND
                                                                          --------------------------------------------------------
Cost of investments ...................................................   $    370,643,040   $    523,989,108   $     692,522,167
                                                                          ========================================================

Unrealized appreciation ...............................................   $     11,016,894   $     16,436,218   $      16,279,677
Unrealized depreciation ...............................................         (1,559,284)        (5,178,990)         (1,116,472)
                                                                          --------------------------------------------------------
Net unrealized appreciation (depreciation) ............................   $      9,457,610   $     11,257,228   $      15,163,205
                                                                          ========================================================

                                                                          --------------------------------------------------------
                                                                          FRANKLIN FEDERAL       FRANKLIN            FRANKLIN
                                                                            LIMITED-TERM          FLORIDA            FLORIDA
                                                                              TAX-FREE       INSURED TAX-FREE        TAX-FREE
                                                                             INCOME FUND        INCOME FUND        INCOME FUND
                                                                          --------------------------------------------------------
Cost of investments ...................................................   $     26,519,709   $    145,400,469   $   1,458,686,402
                                                                          ========================================================

Unrealized appreciation ...............................................   $        155,021   $      6,124,039   $      83,786,401
Unrealized depreciation ...............................................            (49,083)          (175,593)         (3,286,589)
                                                                          --------------------------------------------------------
Net unrealized appreciation (depreciation) ............................   $        105,938   $      5,948,446   $      80,499,812
                                                                          ========================================================

                                                                          --------------------------------------------------------
                                                                              FRANKLIN           FRANKLIN            FRANKLIN
                                                                               GEORGIA          HIGH YIELD           INSURED
                                                                              TAX-FREE           TAX-FREE            TAX-FREE
                                                                             INCOME FUND        INCOME FUND        INCOME FUND
                                                                          --------------------------------------------------------
Cost of investments ...................................................   $    279,918,139   $  5,834,438,533   $   2,131,831,964
                                                                          ========================================================

Unrealized appreciation ...............................................   $     11,459,553   $    318,933,084   $      82,352,264
Unrealized depreciation ...............................................           (764,597)       (93,267,568)         (2,550,093)
                                                                          --------------------------------------------------------
Net unrealized appreciation (depreciation) ............................   $     10,694,956   $    225,665,516   $      79,802,171
                                                                          ========================================================

                                                                          --------------------------------------------------------
                                                                              FRANKLIN           FRANKLIN            FRANKLIN
                                                                              KENTUCKY           LOUISIANA           MARYLAND
                                                                              TAX-FREE           TAX-FREE            TAX-FREE
                                                                             INCOME FUND        INCOME FUND        INCOME FUND
                                                                          --------------------------------------------------------
Cost of investments ...................................................   $    153,360,324   $    286,528,669   $     496,224,033
                                                                          ========================================================

Unrealized appreciation ...............................................   $      4,575,208   $      8,019,702   $      13,048,586
Unrealized depreciation ...............................................           (765,527)        (1,176,223)         (3,910,154)
                                                                          --------------------------------------------------------
Net unrealized appreciation (depreciation) ............................   $      3,809,681   $      6,843,479   $       9,138,432
                                                                          ========================================================

                                                                          --------------------------------------------------------
                                                                              FRANKLIN           FRANKLIN            FRANKLIN
                                                                            MASSACHUSETTS        MICHIGAN           MINNESOTA
                                                                          INSURED TAX-FREE   INSURED TAX-FREE    INSURED TAX-FREE
                                                                             INCOME FUND        INCOME FUND        INCOME FUND
                                                                          --------------------------------------------------------
Cost of investments ...................................................   $    504,420,145   $  1,410,165,921   $     595,421,606
                                                                          ========================================================

Unrealized appreciation ...............................................   $     21,734,030   $     65,794,706   $      19,627,694
Unrealized depreciation ...............................................           (315,913)        (1,724,256)           (773,838)
                                                                          --------------------------------------------------------
Net unrealized appreciation (depreciation) ............................   $     21,418,117   $     64,070,450   $      18,853,856
                                                                          ========================================================


178 | Quarterly Statements of Investments

Franklin Tax-Free Trust

3. INCOME TAXES (CONTINUED)

                                                                          ---------------------------------------------------
                                                                               FRANKLIN         FRANKLIN         FRANKLIN
                                                                               MISSOURI        NEW JERSEY     NORTH CAROLINA
                                                                               TAX-FREE         TAX-FREE         TAX-FREE
                                                                             INCOME FUND      INCOME FUND       INCOME FUND
                                                                          ---------------------------------------------------
Cost of investments ...................................................   $   679,501,177   $ 1,268,930,021   $  793,344,762
                                                                          ===================================================

Unrealized appreciation ...............................................   $    25,769,456   $    55,917,649   $   21,404,656
Unrealized depreciation ...............................................        (3,025,566)       (5,858,026)      (2,749,775)
                                                                          ---------------------------------------------------
Net unrealized appreciation (depreciation) ............................   $    22,743,890   $    50,059,623   $   18,654,881
                                                                          ===================================================

                                                                          ---------------------------------------------------
                                                                              FRANKLIN          FRANKLIN         FRANKLIN
                                                                            OHIO INSURED         OREGON        PENNSYLVANIA
                                                                              TAX-FREE          TAX-FREE         TAX-FREE
                                                                            INCOME FUND       INCOME FUND       INCOME FUND
                                                                          ---------------------------------------------------
Cost of investments ...................................................   $ 1,160,731,116   $   786,241,607   $  901,384,877
                                                                          ===================================================

Unrealized appreciation ...............................................   $    50,929,189   $    33,092,733   $   35,834,740
Unrealized depreciation ...............................................        (1,429,449)       (2,233,921)      (3,235,324)
                                                                          ---------------------------------------------------
Net unrealized appreciation (depreciation) ............................   $    49,499,740   $    30,858,812   $   32,599,416
                                                                          ===================================================

                                                                          ----------------
                                                                              FRANKLIN
                                                                              VIRGINIA
                                                                              TAX-FREE
                                                                            INCOME FUND
                                                                          ----------------
Cost of investments ...................................................   $   542,656,445
                                                                          ================

Unrealized appreciation ...............................................   $    19,650,797
Unrealized depreciation ...............................................        (1,649,913)
                                                                          ----------------
Net unrealized appreciation (depreciation) ............................   $    18,000,884
                                                                          ================

4. NEW ACCOUNTING PRONOUNCEMENT

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.

For information on the Funds' policy regarding other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


                                       Quarterly Statements of Investments | 179


Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TAX-FREE TRUST

By /S/JIMMY D. GAMBILL
   -------------------
       Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    January 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
       Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    January 25, 2008


By /S/GALEN G. VETTER
   ------------------
       Galen G. Vetter
      Chief Financial Officer
Date    January 25, 2008













                                Exhibit A


I, Jimmy D. Gambill, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN TAX-FREE TRUST;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

01/25/08


/s/ JIMMY D. GAMBILL

Jimmy D. Gambill
Chief Executive Officer - Finance and Administration












I, Galen G. Vetter, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN TAX-FREE TRUST;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

01/25/08


/s/ GALEN G. VETTER

Galen G. Vetter
Chief Financial Officer